UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23222
Hartford Funds Exchange-Traded Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report
July 31, 2026
Hartford AAA CLO ETF
TRPA/Cboe BZX
This annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford AAA CLO ETF	$25	0.24%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the JP Morgan CLOIE AAA Index, the Fund’s performance benchmark.
Top Contributors to Performance
  The Fund’s credit quality positioning was a contributor to performance during the period. The fund has flexibility to invest up to 20% in AA or A-rated CLOs to enhance income and total return potential. The fund averaged an allocation of approximately 14% outside of AAA-rated CLOs during the period which provided the portfolio with additional yield and return.
  The Fund’s security selection was the primary contributor to relative returns during the period, specifically within AAA CLOs.
  Out-of-benchmark exposure to single A CLOs was additive.
Top Detractors to Performance
  The Fund’s underweight allocation to AAA CLOs was a slight detractor to returns over the period.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
05/30/18
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26
Hartford AAA CLO ETF
$10,000 starting value
$13,311 ending value
JP Morgan CLOIE AAA Index
$10,000 starting value
$13,953 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,582 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (May 30, 2018)
Fund	5.14%	3.43%	3.56%
JP Morgan CLOIE AAA Index	5.02%	5.07%	4.16%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.81%
The JP Morgan CLOIE AAA Index is the Fund's performance index and the Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$110,757,494
Total number of portfolio holdings (excluding derivatives, if any)	136
Total investment management fees paid	$254,038
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	51%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	97.0%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.5%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_ATRPA_0726

Annual Shareholder Report

July 31, 2026

Hartford Alpha Capture Value ETF
(formerly, Hartford Quality Value ETF)
ACVU/Cboe BZX
This annual shareholder report contains important information about the Hartford Alpha Capture Value ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Alpha Capture Value ETF	$52	0.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The Fund transitioned from the Hartford Quality Value ETF to the Hartford Alpha Capture Value ETF during the twelve-month period. The commentary covers the period since inception of the Hartford Alpha Capture Value ETF: April 30, 2026 through July 31, 2026.
United States (U.S.) value equities, as measured by the Russell 1000 Value Index, rose over the three-month period ending July 31, 2026. Despite anxiety about the inflationary impacts of the U.S.-Iran conflict and the prospect of higher interest rates, equity markets were propelled to a series of record highs by robust corporate earnings, elevated earnings-growth expectations, solid economic data, and massive demand for Artificial Intelligence (AI). The performance described below is relative to the Russell 1000 Value Index, the Fund’s performance benchmark.
Top Contributors to Performance
  Security selection within the Materials, Consumer Staples, and Information Technology sectors contributed positively to relative performance.
  An underweight allocation to Materials also contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Flex (Information Technology), not holding Walmart (Consumer Staples), and an out-of-benchmark position in Eli Lilly (Health Care).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweights to Utilities and Energy.
  Security selection was also a modest relative detractor during the period, driven by weak selection within the Industrials, Financials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Applied Materials (Information Technology) and overweight positions in ConocoPhillips (Energy) and Kroger (Consumer Staples).
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$50,000
$40,000
$30,000
$20,000
$10,000
$0
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26
Hartford Alpha Capture Value ETF
$10,000 starting value
$28,070 ending value
Russell 1000 Value Index
$10,000 starting value
$30,022 ending value
Russell 1000 Index
$10,000 starting value
$39,841 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	30.04%	10.03%	10.87%
Russell 1000 Value Index	31.19%	11.83%	11.62%
Russell 1000 Index	18.94%	12.12%	14.82%
Prior to the close of business on October 13, 2023, the Fund operated as an open-end mutual fund (the "Predecessor Fund"). The Fund has the same investment objective, strategies and policies as the Predecessor Fund. The returns prior to the Fund's listing on the exchange include the returns of the Predecessor Fund's share classes and operating expenses as follows: Class F (February 28, 2017 to October 13, 2013); and Class I (August 31, 2006 to February 27, 2017).
The Russell 1000 Value Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$180,275,911
Total number of portfolio holdings (excluding derivatives, if any)	108
Total investment management fees paid	$811,471
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	118%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.0%
Information Technology	18.4%
Health Care	14.7%
Industrials	11.2%
Consumer Discretionary	10.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.5%
Real Estate	3.1%
Communication Services	2.1%
Materials	2.0%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of April 30, 2026, the Fund's name, ticker symbol, principal investment strategy, and portfolio manager were changed. As a result of the changes to the principal investment strategy, the principal risks of Quantitative Investing Risk and Active Trading Risk were added.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AACVU_0726

Annual Shareholder Report

July 31, 2026

Hartford Core Bond ETF
HCRB/Cboe BZX
This annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Core Bond ETF	$29	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg US Aggregate Bond Index, the Fund’s performance benchmark.
Top Contributors to Performance
  The Fund’s allocation to structured finance was the top positive contributor to results led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS). Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. Positioning within agency MBS also aided results.
  .An allocation to Treasury Inflation Protected securities (TIPS) modestly benefited results.
Top Detractors to Performance
  Duration and yield curve positioning were the main detractors from relative performance.
  Within Investment Grade Credit, an overall underweight to Industrials and Financials hurt relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures, swaps and options. Overall duration and yield curve positioning detracted from relative results. Credit default swaps (CDX, CDS) were used to manage credit exposure and overall portfolio risk, this position had a small positive impact on performance.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (February 19, 2020)
Fund	2.67%	-0.37%	0.66%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	0.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$398,559,320
Total number of portfolio holdings	788
Total investment management fees paid	$1,027,920
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	72%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	46.3%
U.S. Government Agencies^	36.6%
Asset-Backed & Commercial Mortgage-Backed Securities	19.5%
Corporate Bonds	12.8%
Foreign Government Obligations	1.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	-16.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHCRB_0726

Annual Shareholder Report
July 31, 2026
Hartford Dynamic Bond ETF
DYNB/The NASDAQ Stock Market LLC
This annual shareholder report contains important information about the Hartford Dynamic Bond ETF (the "Fund") for the period of September 23, 2025 (commencement of operations of Fund) to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Dynamic Bond ETF	$51	0.60%
*	Cost of a $10,000 investment for a full twelve-month period would have been higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg US Aggregate Bond Index, the Fund’s performance benchmark, since the ETF inception date of September 23, 2025.
Top Contributors to Performance
  The Fund’s allocation to Investment Grade Credit, which was led by Financials and an allocation to High Yield Credit mainly Industrials, were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Government-Related Credit positioning contributed positively to relative results.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted modestly from performance during the period.
  The Fund’s allocation to Emerging Market High Yield Corporates hurt results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions had a negligible impact on results.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Cumulative Total Returns For the Period Ended July 31, 2026	Since Inception (September 23, 2025)
Fund	0.09%
Bloomberg US Aggregate Bond Index	0.28%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$61,972,942
Total number of portfolio holdings (excluding derivatives, if any)	168
Total investment management fees paid	$229,035
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)*	808%
*	Reflects rate for the period of September 23, 2025 through July 31, 2026.
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	0.6%
Short-Term Investments	19.2%
Other Assets & Liabilities	-0.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_ADYNB_0726

Annual Shareholder Report
July 31, 2026
Hartford Large Cap Growth ETF
HFGO/Cboe BZX
This annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Large Cap Growth ETF	$62	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 1000 Growth Index, posted positive results for the twelve-month period ending July 31, 2026. The performance described below is relative to the Russell 1000 Growth Index, the Fund’s performance benchmark.
Top Contributors to Performance
  Security selection was the primary driver of the Fund’s positive performance specifically stock selection in the Information Technology sector.
  The largest individual relative contributors during the period included an out of benchmark allocation to ARM Holdings (Information Technology) and an underweight to Micron Technology (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from returns. Allocation effect was driven by our underweight to Health Care and Industrials and overweight to Real Estate.
  The largest individual relative detractors during the period included an underweight to Apple (Information Technology) and an overweight to Netflix (Communication Services).
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
11/09/21
01/31/22
07/31/22
01/31/23
07/31/23
01/31/24
07/31/24
01/31/25
07/31/25
01/31/26
07/31/26
Hartford Large Cap Growth ETF
$10,000 starting value
$13,995 ending value
Russell 1000 Index
$10,000 starting value
$16,578 ending value
Russell 1000 Growth Index
$10,000 starting value
$16,144 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (November 09, 2021)
Fund	8.74%	7.38%
Russell 1000 Growth Index	8.03%	10.56%
Russell 1000 Index	18.94%	11.22%
The Russell 1000 Growth Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$200,832,093
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$1,071,403
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	94%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	56.2%
Communication Services	20.2%
Consumer Discretionary	8.2%
Health Care	6.8%
Industrials	4.7%
Financials	2.1%
Energy	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHFGO_0726

Annual Shareholder Report

July 31, 2026

Hartford Municipal Opportunities ETF
HMOP/NYSE Arca
This annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Municipal Opportunities ETF	$30	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg Municipal 1-15 Year Blend (1-17) Index, the Fund’s performance benchmark.
Top Contributors to Performance
  Security selection within High-Yield Healthcare and Investment-Grade Industrial Development sectors contributed meaningfully to performance during the period.
  Duration and yield curve positioning also contributed to performance, as we were overweight longer maturities while yields rallied during the period.
Top Detractors to Performance
  Our underweight allocation within Investment-Grade General Obligation (GO) bonds detracted from performance, specifically within the local and state GO sectors during the period.
  Our underweight allocation within Investment-Grade Sewer and Water, multiple Utilities, Transportation, and Lease sectors also detracted from performance during the period.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
12/13/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Hartford Municipal Opportunities ETF
$10,000 starting value
$12,456 ending value

Bloomberg Municipal Bond Index
$10,000 starting value
$11,997 ending value

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$10,000 starting value
$11,987 ending value

Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (December 13, 2017)
Fund	4.65%	0.98%	2.58%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	3.64%	0.87%	2.14%
Bloomberg Municipal Bond Index	5.26%	0.51%	2.16%
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund's performance index and the Bloomberg Municipal Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$784,488,265
Total number of portfolio holdings (excluding derivatives, if any)	624
Total investment management fees paid	$1,972,452
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	36%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Texas	10.5%
Illinois	8.4%
Alabama	7.5%
New York	5.8%
California	5.5%
Wisconsin	4.5%
Massachusetts	4.3%
Georgia	3.3%
Florida	3.2%
Washington	3.2%
Other Non-Municipal Bonds	1.9%
Other Municipal Bonds*	38.4%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHMOP_0726

Annual Shareholder Report
July 31, 2026
Hartford Schroders Tax-Aware Bond ETF
HTAB/NYSE Arca
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Schroders Tax-Aware Bond ETF	$40	0.39%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ending July 31, 2026. Credit sectors produced positive excess returns over duration-equivalent government bonds despite spreads remaining relatively unchanged for the period as the extra income earned resulted in outperformance relative to duration-neutral Treasuries. Other risk assets such as Agency Mortgages were notably ahead of credit as lower rate volatility was supportive. Tax-Exempt Municipals were generally the best Investment-Grade sector in terms of excess returns to Treasuries as elevated yields attracted consistent cash flows into the sector despite heavy supply. The performance described below is relative to the Bloomberg Municipal Bond Index, the Fund’s performance benchmark.
Top Contributors to Performance
  Sector selection within the Tax-Exempt Municipal sector was materially positive with the underweight to GO (General Obligation) bonds, overweight to Federal Agency, overweight to Corporate-Supported and overweight to Health Care sectors, notable contributors. The additional yield pick-up for the structured sectors such as Federal Agency and Corporate-Supported was attractive and new issuance was sufficient to meet demand.
  Duration impacts were notably positive as yields rose modestly over the period and the portfolio benefitted from a shorter duration relative to the benchmark.
  Yield curve impacts were also notably positive as being overweight at longer maturities in a flattening curve environment was constructive.
Top Detractors to Performance
  Security selection within Tax-Exempt Municipals was notably negative with GO’s, Health Care and Utilities, the largest detractors. The impact was spread across multiple issuers although Texas school district bonds were notable as possible reductions in state income taxes were viewed as a negative for the sector.
  Tax-Exempt Federal Agency, Utilities, Transportation and Sales Tax Revenue also detracted as a result of security selection. With higher yields over the period, the longer duration of the sectors contributed negatively.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Ltd. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (April 18, 2018)
Fund	5.91%	0.42%	2.13%
Bloomberg Municipal Bond Index	5.26%	0.51%	2.32%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$288,206,377
Total number of portfolio holdings	173
Total investment management fees paid	$1,261,819
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	59%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	73.6%
U.S. Government Securities	5.8%
U.S. Government Agencies^	4.6%
Corporate Bonds	2.9%
Short-Term Investments	12.0%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of November 26, 2025, the Fund’s principal investment strategy was revised to remove the reference to investments in to-be-announced transactions (TBAs). In addition, “To-Be-Announced (TBA) Transactions Risk” was removed from the principal risk of the Fund and designated instead as a secondary risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHTAB_0726

Annual Shareholder Report
July 31, 2026
Hartford Strategic Income ETF
HFSI/Cboe BZX
This annual shareholder report contains important information about the Hartford Strategic Income ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Strategic Income ETF	$50	0.49%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg US Aggregate Index, the Fund’s performance benchmark.
Top Contributors to Performance
  An allocation to High Yield was the top positive contributor to relative performance, led by Industrials and Financials. The Fund’s modest allocation to convertible bonds focused on digitization and healthcare innovation themes also aided relative performance. An allocation to Bank Loans had a positive impact on results.
  The Fund’s exposure to Emerging Market (EM) debt, both EM Corporate and select EM Sovereign debt, had a positive impact on relative performance amid spread narrowing.
  The Fund’s allocation to structured finance sectors had a positive impact on results. The Fund’s positioning within Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Asset-Backed Securities (ABS) also contributed positively to relative results.
  The Fund implemented tactical duration and yield curve positioning relative to the benchmark which helped results over the period.
Top Detractors to Performance
  The Fund’s underweight positioning to agency MBS passthroughs hurt relative results.
  The Fund’s underweight positioning to Investment Grade Credit negatively affected relative performance.
During the period, the Fund used futures, currency forwards and currency options to implement non-U.S. rate and currency positions and also made use of interest rate swaps and total return swaps to manage interest rate risk and duration of the portfolio. This derivative positioning aided relative results, in aggregate. Credit swaps (CDS, CDX and iTRAXX) were used to manage credit exposure and overall portfolio risk. High yield credit derivative positions contributed positively to results.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (September 21, 2021)
Fund	5.10%	2.55%
Bloomberg US Aggregate Bond Index	2.71%	-0.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$1,072,099,870
Total number of portfolio holdings	1,412
Total investment management fees paid	$2,587,946
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	211%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	23.9%
Corporate Bonds	23.2%
U.S. Government Agencies^	20.8%
Asset-Backed & Commercial Mortgage-Backed Securities	18.9%
Senior Floating Rate Interests	10.8%
Foreign Government Obligations	5.6%
Convertible Bonds	3.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.4%
Common Stocks	0.0%†
Convertible Preferred Stocks	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	6.1%
Other Assets & Liabilities	-13.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHFSI_0726

Annual Shareholder Report

July 31, 2026

Hartford Total Return Bond ETF
HTRB/NYSE Arca
This annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Total Return Bond ETF	$29	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg US Aggregate Bond Index, the Fund’s performance benchmark.
Top Contributors to Performance
  The Fund’s allocation to structured finance was the top positive contributor to results led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS). Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. Positioning within agency MBS also benefited results despite an increase in volatility.
  Out-of-benchmark exposure to High Yield aided results over the period, particularly Industrials.
Top Detractors to Performance
  Duration and yield curve positioning were the main detractors from relative performance.
  The Fund’s underweight in Investment Grade Credit, particularly positioning within Industrials and Financials, detracted from relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures and swaps. Overall duration and yield curve positioning detracted from relative results. During the period, the Fund used currency forwards and options to implement non-U.S. rate and currency positions which had a negligible impact on performance, in aggregate. Credit default swaps (CDX, CDS) and credit swaps ITRAXX were used to manage credit exposure and overall portfolio risk. High yield credit default swaps positions had a positive impact on performance during the period, and investment grade CDX also had a small positive impact.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (September 27, 2017)
Fund	3.07%	-0.08%	2.03%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.54%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of July 31, 2026
Fund's net assets	$2,208,622,351
Total number of portfolio holdings	1,799
Total investment management fees paid	$6,287,749
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	94%
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	42.6%
U.S. Government Securities	30.7%
Asset-Backed & Commercial Mortgage-Backed Securities	22.8%
Corporate Bonds	17.7%
Foreign Government Obligations	2.2%
Senior Floating Rate Interests	1.1%
Convertible Bonds	0.1%
Municipal Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.3%
Other Assets & Liabilities	-17.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHTRB_0726

(b) Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$277,212 for the fiscal year ended July 31, 2026; $237,490 for the fiscal year ended July 31, 2025.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$56,000 for the fiscal year ended July 31, 2026; $0 for the fiscal year ended July 31, 2025. Audit related services are for SAS 100 procedures, N-14 consent, and consent for certain out of cycle registration statements.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$81,765 for the fiscal year ended July 31, 2026; $69,888 for the fiscal year ended July 31, 2025. Tax-related services are principally in connection with, but not limited to, general tax compliance services and excise tax review.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$219 for the fiscal year ended July 31, 2026; $209 for the fiscal year ended July 31, 2025. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)

(1)   The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b.

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c.

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d.

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)

(2)   One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended July 31, 2026 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $81,984 for the fiscal year ended July 31, 2026; $70,097 for the fiscal year ended July 31, 2025.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $1,199 for the fiscal year ended July 31, 2026 and $121,499 for the fiscal year ended July 31, 2025.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung.

(b)	Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Active ETFs
Annual Financial Statements
and Other Information
July 31, 2026
◼Hartford AAA CLO ETF
◼Hartford Alpha Capture Value ETF[1]
◼Hartford Core Bond ETF
◼Hartford Dynamic Bond ETF
◼Hartford Large Cap Growth ETF
◼Hartford Municipal Opportunities ETF
◼Hartford Schroders Tax-Aware Bond ETF
◼Hartford Strategic Income ETF
◼Hartford Total Return Bond ETF

[1]	Formerly, Hartford Quality Value ETF

Hartford Active ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford AAA CLO ETF	3
Hartford Alpha Capture Value ETF	7
Hartford Core Bond ETF	9
Hartford Dynamic Bond ETF	21
Hartford Large Cap Growth ETF	26
Hartford Municipal Opportunities ETF	28
Hartford Schroders Tax-Aware Bond ETF	38
Hartford Strategic Income ETF	42
Hartford Total Return Bond ETF	70
Glossary	96
Statements of Assets and Liabilities:
Hartford AAA CLO ETF	97
Hartford Alpha Capture Value ETF	97
Hartford Core Bond ETF	97
Hartford Dynamic Bond ETF	97
Hartford Large Cap Growth ETF	97
Hartford Municipal Opportunities ETF	98
Hartford Schroders Tax-Aware Bond ETF	98
Hartford Strategic Income ETF	98
Hartford Total Return Bond ETF	98
Statements of Operations:
Hartford AAA CLO ETF	99
Hartford Alpha Capture Value ETF	99
Hartford Core Bond ETF	99
Hartford Dynamic Bond ETF	99
Hartford Large Cap Growth ETF	99
Hartford Municipal Opportunities ETF	100
Hartford Schroders Tax-Aware Bond ETF	100
Hartford Strategic Income ETF	100
Hartford Total Return Bond ETF	100
Statements of Changes in Net Assets:
Hartford AAA CLO ETF	101
Hartford Alpha Capture Value ETF	101
Hartford Core Bond ETF	102
Hartford Dynamic Bond ETF	102
Hartford Large Cap Growth ETF	103
Hartford Municipal Opportunities ETF	103
Hartford Schroders Tax-Aware Bond ETF	104
Hartford Strategic Income ETF	104

Hartford Active ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford AAA CLO ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.0%
	Asset-Backed - Finance & Insurance - 18.2%
$ 1,000,000	720 East CLO IV Ltd. Series 2024-1A, 4.93%, 07/15/2039, 3 mo. USD Term SOFR + 1.26%(1)(2)	$999,927
260,000	AB BSL CLO 6 Ltd. Series 2025-6A, 5.32%, 07/20/2039, 3 mo. USD Term SOFR + 1.55%(1)(2)	260,304
500,000	AGL CLO 21 Ltd. Series 2022-21A, 5.38%, 10/21/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	500,572
1,000,000	Bain Capital Credit CLO Ltd. Series 2024-1A, 4.96%, 04/16/2039, 3 mo. USD Term SOFR + 1.17%(1)(2)	998,687
500,000	Ballyrock CLO 22 Ltd. Series 2024-22A, 4.83%, 07/15/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	499,967
1,050,000	Barings CLO Ltd. Series 2024-1A, 5.33%, 01/20/2039, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,050,848
500,000	Benefit Street Partners CLO XVII Ltd. Series 2019-17A, 5.50%, 10/15/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	500,804
1,000,000	Benefit Street Partners CLO XXXV Ltd. Series 2024-35A, 5.25%, 07/25/2039, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,001,355
	Carlyle U.S. CLO Ltd.
1,100,000	Series 2022-3A, 4.89%, 04/20/2039, 3 mo. USD Term SOFR + 1.16%(1)(2)	1,098,574
800,000	Series 2021-11AR, 5.58%, 07/25/2039, 3 mo. USD Term SOFR + 1.80%(1)(2)	800,000
490,000	CBAM Ltd. Series 2017-1A, 5.53%, 01/20/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	491,615
	CIFC Funding Ltd.
500,000	Series 2014-2RA, 5.53%, 10/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	501,119
800,000	Series 2017-3A, 5.57%, 04/20/2037, 3 mo. USD Term SOFR + 1.92%(1)(2)	799,982
1,100,000	Elmwood CLO 20 Ltd. Series 2022-7A, 4.93%, 01/20/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	1,100,795
1,000,000	Flatiron CLO 24 Ltd. Series 2023-2A, 4.94%, 01/15/2039, 3 mo. USD Term SOFR + 1.19%(1)(2)	1,000,722
250,000	GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, 4.88%, 07/20/2039, 3 mo. USD Term SOFR + 1.15%(1)(2)	249,871
500,000	Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, 5.41%, 07/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	500,496
680,000	Madison Park Funding LXVII Ltd. Series 2024-67AR, 5.66%, 07/25/2039, 3 mo. USD Term SOFR + 1.85%(1)(2)	679,999
500,000	Magnetite LI Ltd. Series 2025-51A, 5.01%, 10/25/2038, 3 mo. USD Term SOFR + 1.20%(1)(2)	500,934
1,000,000	Magnetite LII Ltd. Series 2025-52A, 5.33%, 01/25/2039, 3 mo. USD Term SOFR + 1.52%(1)(2)	1,000,715
1,000,000	Magnetite XXVII Ltd. Series 2020-27A, 4.96%, 10/20/2038, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,001,650
	OCP CLO Ltd.
500,000	Series 2025-48A, 4.95%, 12/15/2038, 3 mo. USD Term SOFR + 1.20%(1)(2)	501,085
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.0% - (continued)
	Asset-Backed - Finance & Insurance - 18.2% - (continued)
$ 400,000	Series 2015-10A, 5.46%, 01/26/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	$400,466
260,000	OHA Credit Funding 15-R Ltd. Series 2023-15RA, 5.38%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	260,899
500,000	OHA Credit Partners XI Ltd. Series 2015-11A, 4.93%, 07/20/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	500,663
1,000,000	OHA Loan Funding Ltd. Series 2015-1A, 4.98%, 10/19/2038, 3 mo. USD Term SOFR + 1.25%(1)(2)	1,002,132
500,000	RR 16 Ltd. Series 2021-16A, 4.91%, 07/15/2041, 3 mo. USD Term SOFR + 1.22%(1)(2)	500,910
500,000	Sixth Street CLO XVI Ltd. Series 2020-16A, 4.90%, 01/21/2039, 3 mo. USD Term SOFR + 1.17%(1)(2)	499,237
1,000,000	Sixth Street CLO XXIV Ltd. Series 2024-24A, 4.99%, 04/23/2037, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,003,417
		20,207,745
	Other Asset-Backed Securities - 78.8%
	720 East CLO Ltd.
420,000	Series 2023-IA, 5.12%, 04/15/2038, 3 mo. USD Term SOFR + 1.37%(1)(2)	420,708
1,000,000	Series 2023-2A, 5.20%, 10/15/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	994,532
880,000	720 East CLO VI Ltd. Series 2024-3A, 5.09%, 01/20/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	881,244
2,000,000	AGL CLO 3 Ltd. Series 2020-3A, 4.90%, 04/15/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,996,312
1,000,000	AGL CLO 33 Ltd. Series 2024-33A, 5.08%, 07/21/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,000,007
	AIMCO CLO
1,000,000	Series 2017-AA, 4.87%, 01/20/2038, 3 mo. USD Term SOFR + 1.14%(1)(2)	1,001,462
375,000	Series 2018-AA, 5.06%, 10/17/2037, 3 mo. USD Term SOFR + 1.31%(1)(2)	375,536
400,000	Allegany Park CLO Ltd. Series 2019-1A, 4.83%, 01/20/2035, 3 mo. USD Term SOFR + 1.10%(1)(2)	400,410
1,000,000	Apidos CLO Ltd. Series 2024-50A, 5.07%, 01/20/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,002,085
675,000	Apidos CLO XLVI Ltd. Series 2023-46A, 5.18%, 10/24/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	675,088
600,000	Apidos CLO XXVIII Ltd. Series 2017-28A, 5.38%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	601,386
1,000,000	Apidos CLO XXXIX Ltd. Series 2022-39A, 4.96%, 10/21/2038, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,000,792
800,000	Ares Loan Funding VI Ltd. Series 2024-ALF6AR, 5.55%, 07/15/2039, 3 mo. USD Term SOFR + 1.80%(1)(2)	800,801
	Ares LXIII CLO Ltd.
650,000	Series 2022-63A, 5.06%, 10/15/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	650,885
550,000	Series 2022-63A, 5.35%, 10/15/2038, 3 mo. USD Term SOFR + 1.60%(1)(2)	551,436
The accompanying notes are an integral part of these financial statements.

3

Hartford AAA CLO ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.0% - (continued)
	Other Asset-Backed Securities - 78.8% - (continued)
	Ares XLIII CLO Ltd.
$ 500,000	Series 2017-43A, 5.10%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	$501,028
450,000	Series 2017-43A, 5.70%, 01/15/2038, 3 mo. USD Term SOFR + 1.95%(1)(2)	450,483
3,750,000	Ares XXVII CLO Ltd. Series 2013-2A, 4.99%, 10/28/2034, 3 mo. USD Term SOFR + 1.15%(1)(2)	3,753,127
1,350,000	Bain Capital Credit CLO Ltd. Series 2023-1A, 5.19%, 07/16/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,353,143
675,000	Ballyrock CLO 15 Ltd. Series 2021-1A, 5.60%, 01/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	675,499
1,000,000	Ballyrock CLO 16 Ltd. Series 2021-16A, 4.88%, 04/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,000,630
1,000,000	Ballyrock CLO 17 Ltd. Series 2021-17A, 5.23%, 10/20/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,000,876
600,000	Ballyrock CLO 21 Ltd. Series 2022-21A, 5.29%, 10/20/2037, 3 mo. USD Term SOFR + 1.56%(1)(2)	600,640
	Barings CLO Ltd.
500,000	Series 2020-1A, 5.01%, 01/15/2038, 3 mo. USD Term SOFR + 1.26%(1)(2)	501,159
850,000	Series 2020-4A, 5.10%, 10/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	852,037
1,000,000	Series 2019-2A, 5.10%, 01/15/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,001,304
1,195,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, 4.98%, 10/20/2038, 3 mo. USD Term SOFR + 1.25%(1)(2)	1,196,398
500,000	Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, 5.12%, 01/25/2038, 3 mo. USD Term SOFR + 1.31%(1)(2)	500,783
698,884	Blackrock DLF IX-L CLO LP Series 2023-2A, 6.11%, 10/20/2033, 3 mo. USD Term SOFR + 2.38%(1)(2)	699,668
650,000	Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, 5.53%, 07/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	650,324
	Carlyle U.S. CLO Ltd.
840,000	Series 2017-2AR, 4.95%, 07/20/2037, 3 mo. USD Term SOFR + 1.22%(1)(2)	841,647
1,000,000	Series 2021-6A, 5.04%, 01/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,001,877
500,000	Series 2021-1A, 5.75%, 01/15/2040, 3 mo. USD Term SOFR + 2.00%(1)(2)	500,231
	CIFC Funding Ltd.
500,000	Series 2023-3A, 4.93%, 01/20/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	499,741
1,000,000	Series 2019-4A, 5.05%, 07/15/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,001,541
1,100,000	Series 2021-3A, 5.20%, 10/15/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,102,474
825,000	Series 2019-6A, 5.24%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	825,299
1,000,000	Series 2018-2A, 5.33%, 10/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,001,161
250,000	Series 2021-4A, 5.65%, 07/23/2037, 3 mo. USD Term SOFR + 1.90%(1)(2)	249,822
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.0% - (continued)
	Other Asset-Backed Securities - 78.8% - (continued)
$ 1,000,000	CTM CLO Ltd. Series 2025-1A, 5.25%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	$1,003,110
1,000,000	Danby Park CLO Ltd. Series 2022-1A, 5.09%, 10/21/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,001,040
1,000,000	Dryden 94 CLO Ltd. Series 2022-94A, 5.11%, 10/15/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,001,905
1,000,000	Elmwood CLO 14 Ltd. Series 2022-1A, 5.03%, 10/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,001,985
1,000,000	Elmwood CLO 19 Ltd. Series 2022-6A, 4.99%, 10/17/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,001,230
1,000,000	Elmwood CLO II Ltd. Series 2019-2A, 5.08%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,001,001
1,000,000	Elmwood CLO X Ltd. Series 2021-3A, 5.03%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,002,375
550,000	Flatiron CLO 20 Ltd. Series 2020-1A, 5.09%, 11/20/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	551,157
1,000,000	Flatiron RR CLO Ltd. Series 2024-3A, 5.09%, 10/18/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,001,197
440,000	Franklin Park Place CLO VI LLC Series 2025-1A, 5.75%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	440,242
500,000	Galaxy XXV CLO Ltd. Series 2018-25A, 4.92%, 04/25/2036, 3 mo. USD Term SOFR + 1.11%(1)(2)	500,289
500,000	Kennedy Lewis CLO 8 Ltd. Series 8A, 5.83%, 01/20/2038, 3 mo. USD Term SOFR + 2.10%(1)(2)	499,890
1,000,000	Kennedy Lewis CLO 9 Ltd. Series 9A, 5.08%, 01/20/2038, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,001,344
320,000	Kennedy Lewis CLO 10 Ltd. Series 2022-10A, 5.53%, 01/22/2038, 3 mo. USD Term SOFR + 1.80%(1)(2)	320,352
1,000,000	GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, 5.16%, 10/20/2038, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,002,554
900,000	GoldenTree Loan Management U.S. CLO 16 Ltd. Series 2022-16A, 4.85%, 01/20/2038, 3 mo. USD Term SOFR + 1.12%(1)(2)	898,189
500,000	GoldenTree Loan Management U.S. CLO 24 Ltd. Series 2025-24A, 4.88%, 10/20/2038, 3 mo. USD Term SOFR + 1.15%(1)(2)	499,639
300,000	Golub Capital Partners CLO 45M Ltd. Series 2019-45A, 5.35%, 07/20/2037, 3 mo. USD Term SOFR + 1.62%(1)(2)	298,928
	HLEND CLO LLC
1,000,000	Series 2023-1A, 5.17%, 10/22/2038, 3 mo. USD Term SOFR + 1.44%(1)(2)	997,260
520,000	Series 2025-3A, 5.43%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	517,448
1,075,000	Kings Park CLO Ltd. Series 2021-1A, 4.93%, 01/21/2039, 3 mo. USD Term SOFR + 1.20%(1)(2)	1,075,162
The accompanying notes are an integral part of these financial statements.

4

Hartford AAA CLO ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.0% - (continued)
	Other Asset-Backed Securities - 78.8% - (continued)
$ 2,000,000	KKR CLO 52 Ltd. Series 2023-52A, 5.11%, 07/16/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	$2,007,092
550,000	Madison Park Funding LI Ltd. Series 2021-51A, 5.18%, 10/19/2038, 3 mo. USD Term SOFR + 1.45%(1)(2)	550,225
1,020,000	Madison Park Funding LXXV Ltd. Series 2025-75A, 5.20%, 01/17/2039, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,020,648
675,000	Madison Park Funding XVII Ltd. Series 2015-17A, 5.78%, 10/21/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	674,471
1,000,000	Madison Park Funding XXXVII Ltd. Series 2019-37A, 5.28%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	1,000,474
1,000,000	Magnetite XXVIII Ltd. Series 2020-28A, 4.99%, 01/15/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,002,306
250,000	Magnetite XXXVII Ltd. Series 2023-37A, 5.01%, 10/25/2038, 3 mo. USD Term SOFR + 1.20%(1)(2)	250,296
1,000,000	Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, 4.93%, 04/15/2039, 3 mo. USD Term SOFR + 1.18%(1)(2)	999,723
1,000,000	Neuberger Berman Loan Advisers CLO 31 Ltd. Series 2019-31A, 4.96%, 01/20/2039, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,001,030
375,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. Series 2022-52A, 5.78%, 10/24/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	375,174
500,000	Niagara Park CLO Ltd. Series 2019-1A, 5.75%, 01/17/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	500,549
500,000	Oak Hill Credit Partners X-R Ltd. Series 2014-10RA, 4.86%, 04/20/2038, 3 mo. USD Term SOFR + 1.13%(1)(2)	499,647
500,000	Oaktree CLO Ltd. Series 2023-1A, 5.25%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	501,539
930,000	Obra CLO 2 Ltd. Series 2025-2A, 5.27%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	933,421
550,000	OCP Aegis CLO Ltd. Series 2025-47A, 5.13%, 01/21/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	547,736
	OCP CLO Ltd.
850,000	Series 2020-18AR, 4.95%, 07/21/2039, 3 mo. USD Term SOFR + 1.22%(1)(2)	849,975
995,000	Series 2016-12A, 5.10%, 10/18/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	996,982
1,000,000	Series 2017-14A, 5.30%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	1,001,871
500,000	Series 2017-13A, 5.73%, 11/26/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	500,237
1,000,000	Octagon 60 Ltd. Series 2022-1A, 5.31%, 10/20/2037, 3 mo. USD Term SOFR + 1.58%(1)(2)	1,000,406
350,000	Octagon 64 Ltd. Series 2022-1A, 5.28%, 07/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	350,145
625,000	OHA Credit Funding 10-R Ltd. Series 2021-10RA, 4.99%, 07/18/2037, 3 mo. USD Term SOFR + 1.26%(1)(2)	625,805
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.0% - (continued)
	Other Asset-Backed Securities - 78.8% - (continued)
$ 780,000	OHA Credit Funding 16-R Ltd. Series 2023-16RA, 5.13%, 10/20/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	$781,770
1,000,000	OHA Credit Funding 3 Ltd. Series 2019-3A, 5.05%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,206
1,000,000	OHA Credit Funding 7 Ltd. Series 2020-7A, 5.01%, 07/19/2038, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,001,587
750,000	OHA Loan Funding Ltd. Series 2016-1A, 5.43%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	750,250
	Palmer Square CLO Ltd.
1,000,000	Series 2021-3A, 5.04%, 10/15/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,001,618
850,000	Series 2022-3A, 5.28%, 07/20/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	850,345
750,000	RAD CLO 21 Ltd. Series 2023-21A, 4.88%, 01/25/2037, 3 mo. USD Term SOFR + 1.07%(1)(2)	749,391
1,000,000	RAD CLO 25 Ltd. Series 2024-25A, 5.39%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,000,594
1,000,000	RAD CLO 27 Ltd. Series 2024-27A, 5.07%, 01/15/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,157
1,000,000	Regatta 30 Funding Ltd. Series 2024-4A, 5.13%, 01/25/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,001,439
500,000	Regatta VII Funding Ltd. Series 2016-1A, 5.13%, 06/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	500,486
	Regatta XIX Funding Ltd.
250,000	Series 2022-1A, 4.97%, 10/20/2038, 3 mo. USD Term SOFR + 1.24%(1)(2)	250,246
550,000	Series 2022-1A, 5.13%, 10/20/2038, 3 mo. USD Term SOFR + 1.40%(1)(2)	550,069
1,100,000	Regatta XXIV Funding Ltd. Series 2021-5A, 5.05%, 01/20/2038, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,101,327
500,000	Regatta XXVI Funding Ltd. Series 2023-2A, 5.06%, 01/25/2039, 3 mo. USD Term SOFR + 1.25%(1)(2)	500,873
545,000	RR 27 Ltd. Series 2023-27A, 5.20%, 10/15/2040, 3 mo. USD Term SOFR + 1.45%(1)(2)	545,296
500,000	RR 38 Ltd. Series 2025-38A, 5.25%, 04/15/2040, 3 mo. USD Term SOFR + 1.50%(1)(2)	500,081
1,100,000	RR 42 Ltd. Series 2025-42A, 4.96%, 10/15/2040, 3 mo. USD Term SOFR + 1.21%(1)(2)	1,100,601
1,125,000	Sixth Street CLO 27 Ltd. Series 2024-27A, 5.09%, 01/17/2038, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,126,469
1,035,000	Symetra CLO Ltd. Series 2025-1A, 5.02%, 04/20/2038, 3 mo. USD Term SOFR + 1.29%(1)(2)	1,037,551
850,000	Symphony CLO 36 Ltd. Series 2022-36A, 5.14%, 10/24/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	850,934
1,000,000	Texas Debt Capital CLO Ltd. Series 2023-1A, 5.03%, 07/20/2038, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,001,494
The accompanying notes are an integral part of these financial statements.

5

Hartford AAA CLO ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount			Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.0% - (continued)
	Other Asset-Backed Securities - 78.8% - (continued)
	Voya CLO Ltd.
$ 560,000	Series 2019-1A, 5.12%, 10/15/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)		$560,646
550,000	Series 2022-3A, 5.13%, 10/20/2036, 3 mo. USD Term SOFR + 1.40%(1)(2)		549,466
			87,234,521
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $107,508,290)		$107,442,266
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
588,456	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2026 at 3.64%, due on 08/03/2026 with a maturity value of $588,635; collateralized by U.S. Treasury Note at 3.88%, maturing 04/15/2029, with a market value of $600,359		$588,456
	Total Short-Term Investments (cost $588,456)		$588,456
	Total Investments (cost $108,096,746)	97.5%	$108,030,722
	Other Assets and Liabilities	2.5%	2,726,772
	Net Assets	100.0%	$110,757,494
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$107,442,266, representing 97.0% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$107,442,266	$—	$107,442,266	$—
Short-Term Investments	588,456	—	588,456	—
Total	$108,030,722	$—	$108,030,722	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

6

Hartford Alpha Capture Value ETF (formerly, Hartford Quality Value ETF)
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 0.1%
2,303	General Motors Co.	$204,645
	Banks - 5.3%
40,119	Bank of America Corp.	2,485,372
47,569	Columbia Banking System, Inc.	1,487,483
4,378	M&T Bank Corp.	1,078,258
18,433	Pinnacle Financial Partners, Inc.	1,939,704
6,654	Southstate Bank Corp.	699,269
4,150	Truist Financial Corp.	215,136
20,139	Wells Fargo & Co.	1,741,016
		9,646,238
	Capital Goods - 8.0%
6,148	AAON, Inc.	547,541
4,534	Boeing Co.*	979,979
2,579	Deere & Co.	1,528,496
1,213	General Dynamics Corp.	465,088
28,272	Ingersoll Rand, Inc.	2,357,319
5,488	JBT Marel Corp.	759,923
12,290	Mercury Systems, Inc.*	1,193,359
10,493	Otis Worldwide Corp.	754,971
6,263	PACCAR, Inc.	830,975
8,622	Regal Rexnord Corp.	1,769,493
12,508	Trex Co., Inc.*	542,347
6,457	WESCO International, Inc.	2,217,915
1,481	Westinghouse Air Brake Technologies Corp.	430,764
		14,378,170
	Commercial & Professional Services - 1.3%
6,110	Automatic Data Processing, Inc.	1,628,071
947	CACI International, Inc. Class A*	471,369
3,050	TransUnion	239,791
		2,339,231
	Consumer Discretionary Distribution & Retail - 9.0%
47,275	Amazon.com, Inc.*	12,838,945
2,343	Boot Barn Holdings, Inc.*	349,084
2,385	Dick's Sporting Goods, Inc.(1)	467,245
3,219	Pool Corp.	597,800
12,742	TJX Cos., Inc.	2,004,826
		16,257,900
	Consumer Durables & Apparel - 0.4%
12,449	Somnigroup International, Inc.(1)	813,293
	Consumer Services - 0.6%
7,050	Airbnb, Inc. Class A*	1,068,216
	Consumer Staples Distribution & Retail - 0.7%
13,844	Sysco Corp.	1,180,062
	Energy - 5.8%
54,950	ConocoPhillips	6,620,376
10,450	Diamondback Energy, Inc.	2,120,828
25,297	Williams Cos., Inc.	1,809,747
		10,550,951
	Equity Real Estate Investment Trusts (REITs) - 3.1%
1,619	AvalonBay Communities, Inc. REIT	300,502
14,583	Crown Castle, Inc. REIT	1,112,683
6,003	Prologis, Inc. REIT	868,094
796	Public Storage REIT	258,039
9,591	Simon Property Group, Inc. REIT	2,199,888
20,286	UDR, Inc. REIT	774,114
		5,513,320
	Financial Services - 7.6%
27,685	Ally Financial, Inc.	1,199,591
1,394	American Express Co.	468,732
1,030	Blackrock, Inc.	1,123,102
2,845	KKR & Co., Inc.	288,568
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Financial Services - 7.6% - (continued)
8,643	Morgan Stanley	$1,818,660
2,797	Morningstar, Inc.	538,618
5,311	Raymond James Financial, Inc.	934,630
3,215	S&P Global, Inc.	1,324,355
20,372	Stifel Financial Corp.	1,689,043
8,812	Visa, Inc. Class A	3,226,338
11,368	Voya Financial, Inc.	1,130,320
		13,741,957
	Food, Beverage & Tobacco - 4.2%
8,938	Archer-Daniels-Midland Co.	708,515
12,734	Constellation Brands, Inc. Class A	1,658,349
50,012	Keurig Dr. Pepper, Inc.	1,556,374
18,770	Philip Morris International, Inc.	3,581,691
		7,504,929
	Health Care Equipment & Services - 5.4%
6,797	Becton Dickinson & Co.	1,125,719
4,662	Cardinal Health, Inc.	1,072,400
3,418	Cencora, Inc.	1,064,160
2,019	Elevance Health, Inc.	758,821
3,522	HCA Healthcare, Inc.	1,417,922
2,155	Labcorp Holdings, Inc.	666,326
4,324	STERIS PLC	987,602
6,400	UnitedHealth Group, Inc.	2,652,160
		9,745,110
	Household & Personal Products - 0.7%
11,721	Kimberly-Clark Corp.	1,281,222
	Insurance - 6.3%
10,719	American International Group, Inc.	842,299
15,869	Chubb Ltd.	5,564,940
16,029	Marsh & McLennan Cos., Inc.	3,040,541
20,505	MetLife, Inc.	1,971,146
		11,418,926
	Materials - 2.0%
25,378	Freeport-McMoRan, Inc.	1,589,424
50,310	James Hardie Industries PLC*	1,322,650
1,728	Reliance, Inc.	701,741
		3,613,815
	Media & Entertainment - 2.1%
4,009	Alphabet, Inc. Class A	1,427,725
24,663	Walt Disney Co.	2,372,334
		3,800,059
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
14,545	AbbVie, Inc.	3,649,922
4,091	Danaher Corp.	797,663
2,079	Eli Lilly & Co.	2,388,438
13,462	Gilead Sciences, Inc.	1,752,887
14,657	Johnson & Johnson	3,757,322
23,118	Merck & Co., Inc.	3,009,964
17,243	Zoetis, Inc.	1,332,712
		16,688,908
	Semiconductors & Semiconductor Equipment - 3.1%
1,250	Broadcom, Inc.	486,600
21,382	Intel Corp.*	1,928,656
6,697	MKS, Inc.	1,992,023
1,082	NXP Semiconductors NV	247,951
6,350	QUALCOMM, Inc.	937,324
		5,592,554
	Software & Services - 8.2%
25,885	Microsoft Corp.	12,029,277
6,937	Roper Technologies, Inc.	2,719,096
		14,748,373
The accompanying notes are an integral part of these financial statements.

7

Hartford Alpha Capture Value ETF (formerly, Hartford Quality Value ETF)
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Technology Hardware & Equipment - 7.1%
23,577	Apple, Inc.	$7,283,171
26,085	Cisco Systems, Inc.	3,025,599
2,104	Dell Technologies, Inc. Class C	852,899
10,223	Flex Ltd.*	1,162,866
1,565	NetApp, Inc.	279,353
706	TD SYNNEX Corp.	180,524
		12,784,412
	Transportation - 1.9%
2,522	Delta Air Lines, Inc.	220,523
18,147	Hub Group, Inc. Class A	844,380
4,784	United Airlines Holdings, Inc.*	580,443
6,228	United Parcel Service, Inc. Class B	649,082
5,633	XPO, Inc.*	1,132,064
		3,426,492
	Utilities - 6.4%
3,736	American Electric Power Co., Inc.	477,648
10,448	American Water Works Co., Inc.	1,401,808
1,933	Atmos Energy Corp.	333,984
15,594	CMS Energy Corp.	1,122,612
31,179	Duke Energy Corp.	3,910,782
64,950	Exelon Corp.	2,976,009
13,984	Sempra	1,238,283
		11,461,126
	Total Common Stocks (cost $163,848,393)	$177,759,909
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
5,802	iShares Russell 1000 Value ETF	$1,461,060
	Total Exchange-Traded Funds (cost $1,428,184)	$1,461,060
	Total Long-Term Investments (cost $165,276,577)	$179,220,969
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Securities Lending Collateral - 0.5%
843,300	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		$843,300
	Total Short-Term Investments (cost $843,300)		$843,300
	Total Investments (cost $166,119,877)	99.9%	$180,064,269
	Other Assets and Liabilities	0.1%	211,642
	Net Assets	100.0%	$180,275,911
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$177,759,909	$177,759,909	$—	$—
Exchange-Traded Funds	1,461,060	1,461,060	—	—
Short-Term Investments	843,300	843,300	—	—
Total	$180,064,269	$180,064,269	$—	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

8

Hartford Core Bond ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5%
	Asset-Backed - Automobile - 0.9%
$ 190,000	American Credit Acceptance Receivables Trust Series 2026-2, 4.50%, 10/08/2030(1)	$189,261
215,000	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, 5.23%, 12/20/2030(1)	216,482
655,000	Bridgecrest Lending Auto Securitization Trust Series 2026-3, 5.02%, 04/15/2032	654,934
165,000	CarMax Select Receivables Trust Series 2026-B, 4.64%, 12/16/2030	164,991
	Credit Acceptance Auto Loan Trust
165,000	Series 2026-1A, 4.65%, 04/15/2036(1)	163,945
470,000	Series 2024-2A, 6.11%, 08/15/2034(1)	476,220
180,000	Exeter Automobile Receivables Trust Series 2025-4A, 4.40%, 05/15/2030	179,667
375,000	GLS Auto Receivables Issuer Trust Series 2025-1A, 4.98%, 07/16/2029(1)	376,104
716,000	GLS Auto Select Receivables Trust Series 2025-3A, 4.81%, 09/15/2031(1)	714,532
190,000	Hertz Vehicle Financing III LLC Series 2025-2A, 5.13%, 09/25/2031(1)	188,818
	Securitized Term Auto Receivables Trust
200,238	Series 2025-B, 4.93%, 12/29/2032(1)	201,036
46,666	Series 2025-A, 5.04%, 07/25/2031(1)	46,893
115,000	Yamaha Motor Master Trust II Series 2026-A, 4.43%, 04/15/2031(1)	114,141
		3,687,024
	Asset-Backed - Finance & Insurance - 1.5%
505,000	Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, 5.00%, 01/25/2039, 3 mo. USD Term SOFR + 1.19%(1)(2)	505,345
270,000	Birch Grove CLO 4 Ltd. Series 2022-4AR, 5.55%, 07/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	269,990
778,759	FirstKey Homes Trust Series 2021-SFR1, 1.54%, 08/17/2038(1)	777,163
	Palmer Square Loan Funding Ltd.
750,000	Series 2024-1A, 4.90%, 10/15/2032, 3 mo. USD Term SOFR + 1.15%(1)(2)	748,351
670,000	Series 2026-1A, 5.09%, 07/15/2034, 3 mo. USD Term SOFR + 1.40%(1)(2)	671,099
830,000	STAR Trust Series 2026-SFR8, 5.07%, 09/17/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	829,997
436,236	Tricon Residential Trust Series 2025-SFR2, 5.20%, 08/17/2044(1)	427,651
1,075,000	Tricon Trust Series 2026-SFR2, 4.98%, 06/17/2043, 1 mo. USD Term SOFR + 1.30%(1)(2)	1,075,661
535,000	Volofin Finance DAC Series 2026-1A, 5.51%, 12/31/2037(1)	534,995
		5,840,252
	Asset-Backed - Home Equity - 0.3%
153,960	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 02/25/2061(1)(3)	151,521
132,758	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	130,501
720,841	GS Mortgage-Backed Securities Trust Series 2026-HLTV1, 5.63%, 11/25/2066(1)(2)	718,552
134,624	OBX Trust Series 2026-CES1, 5.19%, 04/25/2056(1)(3)	133,383
		1,133,957
	Asset-Backed - Manufactured Housing - 0.0%
44,317	Cascade MH Asset Trust Series 2021-MH1, 1.75%, 02/25/2046(1)	39,697
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5% - (continued)
	Asset-Backed - Student Loan - 0.0%
	Navient Private Education Refi Loan Trust
$ 88,467	Series 2021-EA, 0.97%, 12/16/2069(1)	$78,533
155,741	Series 2021-FA, 1.11%, 02/18/2070(1)	137,229
		215,762
	Commercial Mortgage-Backed Securities - 6.5%
405,000	245 Park Avenue Trust Series 2017-245P, 3.51%, 06/05/2037(1)	400,196
195,000	ALA Trust Series 2025-OANA, 5.42%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	195,731
510,000	AREIT Trust Series 2025-CRE11, 5.23%, 07/25/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	510,742
	BBCMS Mortgage Trust
1,821,118	Series 2024-C26, 1.01%, 05/15/2057(2)(4)	117,376
1,153,925	Series 2024-C28, 1.11%, 09/15/2057(2)(4)	78,603
1,073,739	Series 2025-C32, 1.12%, 02/15/2062(2)(4)	81,036
999,768	Series 2024-C24, 1.62%, 02/15/2057(2)(4)	83,984
775,000	Series 2026-5C40, 5.53%, 02/15/2059(2)	777,491
670,000	Series 2026-5C42, 5.60%, 06/15/2059	682,793
	BDS LLC
1,450,000	Series 2026-FL18, 4.92%, 02/19/2044, 1 mo. USD Term SOFR + 1.30%(1)(2)	1,450,793
295,000	Series 2026-FL17, 5.02%, 05/19/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	295,479
	Benchmark Mortgage Trust
2,763,065	Series 2023-B39, 0.57%, 07/15/2056(2)(4)	87,686
964,890	Series 2023-B40, 1.17%, 12/15/2056(2)(4)	45,068
550,506	Series 2020-B22, 1.49%, 01/15/2054(2)(4)	28,491
431,513	Series 2020-B18, 1.75%, 07/15/2053(2)(4)	21,192
265,000	Series 2026-V20, 5.44%, 02/15/2059	264,584
1,680,470	BMO Mortgage Trust Series 2024-C9, 0.86%, 07/15/2057(2)(4)	96,296
625,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.28%, 12/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	626,171
165,000	BSTN Commercial Mortgage Trust Series 2025-HUB, 4.90%, 04/13/2041(1)(2)	162,083
410,000	BWAY Mortgage Trust Series 2025-1535, 6.31%, 05/05/2042(1)(2)	410,809
	BX Commercial Mortgage Trust
1,020,000	Series 2026-ALOHA, 5.03%, 04/15/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	1,021,248
995,564	Series 2026-LP3, 5.06%, 04/15/2043, 1 mo. USD Term SOFR + 1.38%(1)(2)	998,675
1,130,000	Series 2026-CSMO, 5.08%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,132,776
	BX Trust
1,530,000	Series 2026-CART, 4.73%, 02/15/2036, 1 mo. USD Term SOFR + 1.05%(1)(2)	1,524,259
531,000	Series 2025-ARIA, 5.03%, 12/13/2042(1)(2)	527,471
220,000	Series 2026-CLS, 5.08%, 05/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	220,413
	Commercial Mortgage Trust
100,000	Series 2022-HC, 2.82%, 01/10/2039(1)	97,889
130,000	Series 2024-CBM, 5.87%, 12/10/2041(1)(2)	130,727
280,000	DBGS Mortgage Trust Series 2018-C1, 4.47%, 10/15/2051	276,508
331,201	DBJPM Mortgage Trust Series 2020-C9, 1.58%, 09/15/2053(2)(4)	12,960
120,000	DC Trust Series 2024-HLTN, 5.73%, 04/13/2040(1)(2)	119,784
	Extended Stay America Trust
702,690	Series 2026-ESH2, 4.88%, 02/15/2043, 1 mo. USD Term SOFR + 1.20%(1)(2)	703,782
The accompanying notes are an integral part of these financial statements.

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5% - (continued)
	Commercial Mortgage-Backed Securities - 6.5% - (continued)
$ 125,207	Series 2025-ESH, 4.98%, 10/15/2042, 1 mo. USD Term SOFR + 1.30%(1)(2)	$125,442
380,000	FS Commercial Mortgage Trust Series 2026-PALM, 5.05%, 07/15/2041, 1 mo. USD Term SOFR + 1.40%(1)(2)	380,356
565,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.31%, 03/10/2041(1)(2)	560,008
282,381	GS Mortgage Securities Trust Series 2016-GS4, 3.44%, 11/10/2049(2)	281,505
195,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.17%, 10/19/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	195,726
139,636	HIH Trust Series 2024-61P, 5.52%, 10/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	139,897
825,000	HTL Commercial Mortgage Trust Series 2024-T53, 5.88%, 05/10/2039(1)(2)	827,803
505,000	INT Commercial Mortgage Trust Series 2025-PLAZA, 4.88%, 11/05/2037(1)(2)	498,865
485,000	IRV Trust Series 2025-200P, 5.29%, 03/14/2047(1)(2)	480,956
	JPMDB Commercial Mortgage Securities Trust
361,715	Series 2016-C4, 3.14%, 12/15/2049	359,868
27,077	Series 2017-C7, 3.24%, 10/15/2050	26,896
120,000	JW Commercial Mortgage Trust Series 2026-MRCO, 5.18%, 06/15/2039, 1 mo. USD Term SOFR + 1.50%(1)(2)	120,150
505,000	LBTY Commercial Mortgage Trust Series 2026-225L, 4.59%, 02/10/2043(1)(2)	491,460
330,000	MF1 Ltd. Series 2022-FL8, 5.42%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	329,706
373,234	MSWF Commercial Mortgage Trust Series 2023-2, 0.92%, 12/15/2056(2)(4)	18,931
100,000	MTN Commercial Mortgage Trust Series 2026-LPFX, 4.99%, 05/15/2043(1)(2)	99,024
1,170,000	National Commercial Mortgage Trust Series 2026-IND, 5.03%, 06/15/2043, 1 mo. USD Term SOFR +1.35%(1)(2)	1,171,461
370,000	NRTH Commercial Mortgage Trust Series 2025-PARK, 5.07%, 10/15/2040, 1 mo. USD Term SOFR + 1.39%(1)(2)	370,925
	NYC Commercial Mortgage Trust
540,000	Series 2025-300P, 4.88%, 07/13/2042(1)(2)	530,646
640,000	Series 2025-3BP, 4.89%, 02/15/2042, 1 mo. USD Term SOFR + 1.21%(1)(2)	639,600
200,000	Series 2026-1PARK, 4.96%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	200,000
245,000	PFP Ltd. Series 2026-14, 4.99%, 12/18/2043, 1 mo. USD Term SOFR + 1.32%(1)(2)	244,999
50,000	SG Commercial Mortgage Securities Trust Series 2020-COVE, 2.63%, 03/15/2037(1)	48,426
290,000	SHOPS Commercial Mortgage Trust Series 2026-CSTL, 4.81%, 05/05/2039(1)(2)	285,790
705,000	SHR Trust Series 2024-LXRY, 5.63%, 10/15/2041, 1 mo. USD Term SOFR + 1.95%(1)(2)	706,101
600,000	SLG Office Trust Series 2026-OMA, 4.97%, 04/15/2041(1)(2)	593,307
565,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 4.97%, 04/15/2042, 1 mo. USD Term SOFR + 1.29%(1)(2)	564,299
	Wells Fargo Commercial Mortgage Trust
1,585,229	Series 2024-C63, 1.00%, 08/15/2057(2)(4)	102,875
420,000	Series 2017-RB1, 3.64%, 03/15/2050	414,492
	Wells Fargo NA
3,899,618	Series 2019-BN24, 0.63%, 11/15/2062(2)(4)	72,673
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5% - (continued)
	Commercial Mortgage-Backed Securities - 6.5% - (continued)
$ 1,707,000	Series 2024-BNK47, 0.82%, 06/15/2057(2)(4)	$85,482
852,810	Series 2019-BN16, 0.93%, 02/15/2052(2)(4)	14,816
880,923	Series 2023-5YR4, 1.00%, 12/15/2056(2)(4)	16,153
881,949	Series 2023-BNK45, 1.07%, 02/15/2056(2)(4)	44,649
1,836,455	Series 2024-BNK48, 1.14%, 10/15/2057(2)(4)	135,402
1,351,841	Series 2020-BN29, 1.29%, 11/15/2053(2)(4)	59,754
1,221,112	Series 2020-BN28, 1.76%, 03/15/2063(2)(4)	70,457
145,000	Series 2018-BN15, 4.41%, 11/15/2061(2)	143,270
575,000	Series 2026-5YR20, 5.34%, 02/15/2059	571,393
385,000	WHARF Commercial Mortgage Trust Series 2025-DC, 5.35%, 07/15/2040(1)(2)	387,244
275,000	Willowbrook Mall Series 2025-WBRK, 5.87%, 03/05/2035(1)(2)	277,924
		25,871,827
	Other Asset-Backed Securities - 2.9%
295,000	Amur Equipment Finance Receivables XV LLC Series 2025-1A, 5.18%, 11/20/2031(1)	296,069
167,237	Auxilior Term Funding LLC Series 2024-1A, 5.49%, 07/15/2031(1)	168,537
315,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.56%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	315,757
30,785	Blue Owl Asset Leasing Trust LLC Series 2024-1A, 5.05%, 03/15/2029(1)	30,829
	CF Hippolyta Issuer LLC
91,521	Series 2021-1A, 1.53%, 03/15/2061(1)	71,515
123,101	Series 2020-1, 1.69%, 07/15/2060(1)	101,398
94,889	Series 2022-1A, 5.97%, 08/15/2062(1)	94,234
61,706	Commercial Equipment Finance LLC Series 2024-1A, 5.97%, 07/16/2029(1)	61,918
143,250	DB Master Finance LLC Series 2021-1A, 2.79%, 11/20/2051(1)	125,973
	Domino's Pizza Master Issuer LLC
441,515	Series 2021-1A, 2.66%, 04/25/2051(1)	418,759
432,000	Series 2019-1A, 3.67%, 10/25/2049(1)	412,786
	FirstKey Homes Trust
147,408	Series 2022-SFR1, 4.15%, 05/19/2039(1)	146,541
487,891	Series 2022-SFR2, 4.25%, 07/17/2039(1)	484,619
460,000	Flatiron CLO 21 Ltd. Series 2021-1A, 5.09%, 10/19/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	460,511
	Progress Residential Trust
137,413	Series 2022-SFR3, 3.20%, 04/17/2039(1)	135,812
245,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	229,403
391,537	Series 2022-SFR4, 4.44%, 05/17/2041(1)	384,053
100,163	Series 2022-SFR5, 4.45%, 06/17/2039(1)	99,677
175,356	Series 2022-SFR7, 4.75%, 10/27/2039(1)	174,791
495,000	Retained Vantage Data Centers Issuer LLC Series 2023-1A, 5.00%, 09/15/2048(1)	488,723
635,000	RR 23 Ltd. Series 2022-23A, 5.40%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	635,880
124,547	SCF Equipment Leasing LLC Series 2024-1A, 5.52%, 01/20/2032(1)	125,693
	Stack Infrastructure Issuer LLC
285,000	Series 2023-2A, 5.90%, 07/25/2048(1)	285,063
130,000	Series 2024-1A, 5.90%, 03/25/2049(1)	130,492
131,924	Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.63%, 07/20/2051(1)	120,654
	Tricon Residential Trust
649,547	Series 2022-SFR1, 3.86%, 04/17/2039(1)	643,694
302,199	Series 2024-SFR4, 4.30%, 11/17/2041(1)	293,943
289,253	Series 2025-SFR1, 4.78%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	288,529
The accompanying notes are an integral part of these financial statements.

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5% - (continued)
	Other Asset-Backed Securities - 2.9% - (continued)
$ 463,375	Series 2026-SFR1, 4.78%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	$462,506
1,275,000	Vantage Data Centers LLC Series 2025-1A, 5.13%, 08/15/2055(1)	1,242,905
330,000	VB-S1 Issuer LLC Series 2024-1A, 5.59%, 05/15/2054(1)	331,502
75,216	VFI ABS LLC Series 2025-1A, 4.78%, 06/24/2030(1)	75,257
	Wendy's Funding LLC
194,544	Series 2021-1A, 2.37%, 06/15/2051(1)	179,559
132,626	Series 2018-1A, 3.88%, 03/15/2048(1)	129,729
157,477	Series 2019-1A, 4.08%, 06/15/2049(1)	151,042
724,800	Series 2022-1A, 4.24%, 03/15/2052(1)	702,271
110,369	Series 2022-1A, 4.54%, 03/15/2052(1)	103,958
	Wingstop Funding LLC
531,900	Series 2020-1A, 2.84%, 12/05/2050(1)	516,393
145,000	Series 2024-1A, 5.86%, 12/05/2054(1)	146,636
380,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	380,068
		11,647,679
	Whole Loan Collateral CMO - 7.4%
	Angel Oak Mortgage Trust
52,768	Series 2021-1, 0.91%, 01/25/2066(1)(2)	46,379
192,849	Series 2021-5, 0.95%, 07/25/2066(1)(2)	164,718
18,538	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	17,912
52,277	Series 2021-2, 0.99%, 04/25/2066(1)(2)	45,176
136,583	Series 2021-4, 1.04%, 01/20/2065(1)(2)	114,506
98,089	Series 2021-3, 1.07%, 05/25/2066(1)(2)	84,460
335,383	Series 2021-6, 1.46%, 09/25/2066(1)(2)	281,851
7,475	Series 2020-4, 1.47%, 06/25/2065(1)(2)	7,303
21,549	Series 2020-3, 1.69%, 04/25/2065(1)(2)	20,623
150,180	Series 2021-8, 1.82%, 11/25/2066(1)(2)	133,836
435,573	Series 2022-1, 3.88%, 12/25/2066(1)(3)	402,274
68,983	Series 2022-2, 4.07%, 01/25/2067(1)(2)	64,558
567,417	Series 2022-6, 4.30%, 07/25/2067(1)(3)	565,262
9,527	Arroyo Mortgage Trust Series 2019-1, 3.81%, 01/25/2049(1)(2)	9,272
89,207	BINOM Securitization Trust Series 2021-INV1, 2.03%, 06/25/2056(1)(2)	81,292
22,752	BRAVO Residential Funding Trust Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	21,197
5,145	Bunker Hill Loan Depositary Trust Series 2019-2, 2.88%, 07/25/2049(1)(3)	5,059
218,294	CIM Trust Series 2021-R6, 1.43%, 07/25/2061(1)(2)	200,056
	COLT Mortgage Loan Trust
24,114	Series 2021-2R, 0.80%, 07/27/2054(1)	21,475
78,144	Series 2021-1, 0.91%, 06/25/2066(1)(2)	67,530
138,566	Series 2021-2, 0.92%, 08/25/2066(1)(2)	117,667
245,386	Series 2021-3, 0.96%, 09/27/2066(1)(2)	203,136
346,040	Series 2021-HX1, 1.11%, 10/25/2066(1)(2)	295,523
19,211	Series 2020-2R, 1.33%, 10/26/2065(1)(2)	18,232
192,934	Series 2021-4, 1.40%, 10/25/2066(1)(2)	162,537
352,320	Series 2022-1, 2.28%, 12/27/2066(1)(2)	328,349
249,646	Series 2026-1, 4.76%, 02/25/2071(1)(2)	245,948
793,487	Series 2024-7, 5.54%, 12/26/2069(1)(3)	792,919
185,447	COLT Trust Series 2020-RPL1, 1.39%, 01/25/2065(1)(2)	156,543
	CSMC Trust
58,250	Series 2021-AFC1, 0.83%, 03/25/2056(1)(2)	47,918
136,419	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	111,143
310,852	Series 2021-NQM6, 1.17%, 07/25/2066(1)(2)	264,072
105,855	Series 2020-RPL4, 2.00%, 01/25/2060(1)(2)	94,511
29,519	Series 2020-NQM1, 2.21%, 05/25/2065(1)(3)	28,357
169,256	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	150,004
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
$ 447,692	Series 2022-NQM1, 3.27%, 11/25/2066(1)(2)	$401,399
55,941	Series 2021-RPL4, 4.14%, 12/27/2060(1)(2)	54,973
32,402	Deephaven Residential Mortgage Trust Series 2021-2, 0.90%, 04/25/2066(1)(2)	28,844
	Ellington Financial Mortgage Trust
21,852	Series 2021-1, 0.80%, 02/25/2066(1)(2)	18,729
41,827	Series 2021-2, 0.93%, 06/25/2066(1)(2)	35,268
9,091	Series 2020-2, 1.18%, 10/25/2065(1)(2)	8,690
239,596	Series 2021-3, 1.24%, 09/25/2066(1)(2)	196,443
850,417	Series 2022-1, 2.21%, 01/25/2067(1)(2)	743,867
353,885	Series 2025-INV5, 5.08%, 12/25/2070(1)(2)	350,850
11,978	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2020-1, 2.50%, 08/25/2059	11,097
	Federal National Mortgage Association Connecticut Avenue Securities Trust
423,261	Series 2026-R03, 4.72%, 04/25/2046, 30 day USD SOFR Average + 1.10%(1)(2)	424,175
94,000	Series 2024-R02, 5.42%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	94,751
334,961	Series 2023-R07, 6.87%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	344,468
365,000	Series 2021-R02, 6.92%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	367,564
738,577	Finance of America Structured Securities Trust Series 2026-PC2, 4.50%, 06/25/2056(1)(2)	721,972
	GCAT Trust
66,408	Series 2021-NQM1, 0.87%, 01/25/2066(1)(2)	57,476
71,266	Series 2021-NQM2, 1.04%, 05/25/2066(1)(2)	61,974
237,970	Series 2021-NQM4, 1.09%, 08/25/2066(1)(2)	199,110
328,231	Series 2021-NQM5, 1.26%, 07/25/2066(1)(2)	270,572
282,470	Series 2021-NQM6, 1.86%, 08/25/2066(1)(2)	257,154
93,770	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	86,967
11,358	Series 2020-NQM2, 2.56%, 04/25/2065(1)(3)	10,904
1,349	Series 2020-NQM1, 3.25%, 01/25/2060(1)(3)	1,340
	GS Mortgage-Backed Securities Trust
347,405	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	341,968
203,296	Series 2026-NQM1, 5.12%, 03/25/2066(1)(3)	200,621
	Imperial Fund Mortgage Trust
121,267	Series 2021-NQM2, 1.07%, 09/25/2056(1)(2)	101,470
405,215	Series 2021-NQM4, 2.09%, 01/25/2057(1)(2)	343,165
110,603	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	109,786
	Legacy Mortgage Asset Trust
52,135	Series 2021-GS4, 5.65%, 11/25/2060(1)(3)	51,226
44,321	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	43,611
61,524	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	60,995
	MetLife Securitization Trust
26,851	Series 2018-1A, 3.75%, 03/25/2057(1)(2)	25,789
10,623	Series 2019-1A, 3.75%, 04/25/2058(1)(2)	10,504
	MFA Trust
7,732	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	7,435
83,415	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	73,615
	Morgan Stanley Residential Mortgage Loan Trust
637,580	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	614,747
740,445	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	726,884
429,331	Series 2026-NQM1, 4.81%, 12/25/2070(1)(2)	422,434
306,009	Series 2026-DSC1, 5.02%, 01/25/2071(1)(3)	300,531
138,817	Series 2026-NQM6, 5.46%, 05/26/2071(1)(2)	138,208
	New Residential Mortgage Loan Trust
40,305	Series 2021-NQ1R, 0.94%, 07/25/2055(1)(2)	36,804
232,446	Series 2021-NQM3, 1.16%, 11/27/2056(1)(2)	204,082
374,330	Series 2022-NQM1, 2.28%, 04/25/2061(1)(2)	333,519
52,328	Series 2018-RPL1, 3.50%, 12/25/2057(1)(2)	50,569
8,970	Series 2016-1A, 3.75%, 03/25/2056(1)(2)	8,520
The accompanying notes are an integral part of these financial statements.

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.5% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
$ 23,634	Series 2019-3A, 3.75%, 11/25/2058(1)(2)	$22,410
106,060	Series 2017-2A, 4.00%, 03/25/2057(1)(2)	101,330
114,797	Series 2018-1A, 4.00%, 12/25/2057(1)(2)	110,349
202,012	Series 2026-NQM1, 4.82%, 11/25/2065(1)(2)	198,880
146,091	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	145,183
628,015	Series 2025-NQM7, 5.26%, 10/26/2065(1)(3)	625,284
720,407	Series 2022-NQM4, 6.00%, 06/25/2062(1)(3)	716,640
138,042	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	119,483
	OBX Trust
154,965	Series 2021-NQM3, 1.05%, 07/25/2061(1)(2)	128,649
96,518	Series 2021-NQM1, 1.07%, 02/25/2066(1)(2)	85,046
125,009	Series 2021-NQM4, 1.96%, 10/25/2061(1)(2)	105,510
340,169	Series 2022-NQM1, 2.31%, 11/25/2061(1)(2)	303,039
408,476	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	402,560
840,835	Series 2026-NQM6, 5.06%, 04/26/2066(1)(2)	834,669
260,000	Series 2026-NQM10, 5.43%, 06/25/2066(1)(2)	259,399
132,859	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	130,370
	Pretium Mortgage Credit Partners LLC
926,235	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	910,018
861,079	Series 2025-RPL5, 4.15%, 01/25/2070(1)(3)	830,747
878,138	Series 2026-NPL2, 5.07%, 02/25/2056(1)(3)	870,825
176,764	Series 2026-NPL1, 5.18%, 01/25/2056(1)(3)	173,932
937,556	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	938,079
473,586	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	468,591
470,689	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	466,022
438,855	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	439,138
708,063	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	708,542
	PRPM LLC
815,090	Series 2025-RPL4, 3.00%, 05/25/2055(1)(3)	770,996
563,482	Series 2025-RPL2, 3.75%, 04/25/2055(1)(3)	547,647
502,028	Series 2026-1, 5.19%, 02/25/2031(1)(3)	497,005
293,370	Series 2025-7, 5.50%, 08/25/2030(1)(3)	292,183
152,608	Series 2025-5, 5.73%, 07/25/2030(1)(3)	151,540
71,110	Series 2025-3, 6.26%, 05/25/2030(1)(3)	70,455
182,026	PRPM Trust Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	179,347
12,067	Residential Mortgage Loan Trust Series 2021-1R, 0.86%, 01/25/2065(1)(2)	11,778
750,417	SG Residential Mortgage Trust Series 2021-2, 1.74%, 12/25/2061(1)(2)	633,083
	Starwood Mortgage Residential Trust
12,541	Series 2021-2, 0.94%, 05/25/2065(1)(2)	11,974
3,910	Series 2020-3, 1.49%, 04/25/2065(1)(2)	3,859
250,172	Series 2021-6, 1.92%, 11/25/2066(1)(2)	218,588
	Towd Point Mortgage Trust
70,074	Series 2020-4, 1.75%, 10/25/2060(1)	63,420
29,055	Series 2017-6, 2.75%, 10/25/2057(1)(2)	28,786
25,586	Series 2019-4, 2.90%, 10/25/2059(1)(2)	24,442
306,371	Series 2021-R1, 2.92%, 11/30/2060(1)(2)	269,014
75,213	TRK Trust Series 2021-INV1, 1.15%, 07/25/2056(1)(2)	67,700
	Verus Securitization Trust
29,596	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	28,229
109,033	Series 2021-4, 0.94%, 07/25/2066(1)(2)	90,992
458,931	Series 2021-5, 1.01%, 09/25/2066(1)(2)	390,329
33,810	Series 2021-2, 1.03%, 02/25/2066(1)(2)	30,468
171,955	Series 2021-8, 2.82%, 11/25/2066(1)(2)	154,703
361,179	Series 2021-7, 2.83%, 10/25/2066(1)(3)	326,537
256,436	Series 2022-1, 3.72%, 01/25/2067(1)(3)	238,960
		29,523,398
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $79,570,619)	$77,959,596
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8%
	Aerospace & Defense - 0.2%
	Boeing Co.
$ 115,000	2.95%, 02/01/2030	$107,565
65,000	3.20%, 03/01/2029	62,502
20,000	3.65%, 03/01/2047	13,929
235,000	5.15%, 05/01/2030	236,170
185,000	6.39%, 05/01/2031	194,620
		614,786
	Agriculture - 0.3%
410,000	Imperial Brands Finance PLC 5.50%, 07/07/2036(1)	398,704
	Philip Morris International, Inc.
130,000	4.38%, 11/01/2027	129,785
150,000	4.75%, 11/01/2031	148,887
290,000	5.13%, 02/15/2030	292,225
185,000	5.13%, 02/13/2031	186,563
15,000	5.63%, 11/17/2029	15,364
		1,171,528
	Beverages - 0.2%
100,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	98,300
	Keurig Dr. Pepper, Inc.
126,000	2.25%, 03/15/2031	111,176
20,000	3.20%, 05/01/2030	18,719
15,000	3.35%, 03/15/2051	9,411
19,000	3.80%, 05/01/2050	12,990
35,000	3.95%, 04/15/2029	34,182
170,000	4.05%, 04/15/2032	159,884
125,000	4.60%, 05/15/2030	122,815
107,000	5.20%, 03/15/2031	107,135
194,000	5.30%, 03/15/2034(5)	191,586
		866,198
	Commercial Banks - 2.5%
	Bank of America Corp.
150,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	132,145
405,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(2)	363,270
20,000	5.46%, 05/09/2036, (5.46% fixed rate until 05/09/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	19,973
305,000	Banque Federative du Credit Mutuel SA 5.15%, 07/09/2032, (5.15% fixed rate until 07/09/2031; 6 mo. USD SOFR + 1.20% thereafter)(1)(2)	301,014
250,000	BPCE SA 5.77%, 06/02/2037, (5.77% fixed rate until 06/02/2036; 6 mo. USD SOFR + 1.63% thereafter)(1)(2)	245,253
	CaixaBank SA
200,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	196,338
200,000	5.40%, 04/22/2037, (5.40% fixed rate until 04/22/2036; 6 mo. USD SOFR + 1.53% thereafter)(1)(2)	194,056
	Citigroup, Inc.
15,000	2.98%, 11/05/2030, (2.98% fixed rate until 11/05/2029; 6 mo. USD SOFR + 1.42% thereafter)(2)	14,084
95,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	92,828
The accompanying notes are an integral part of these financial statements.

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 22,000	6.27%, 11/17/2033, (6.27% fixed rate until 11/17/2032; 6 mo. USD SOFR + 2.34% thereafter)(2)	$23,146
	Goldman Sachs Group, Inc.
345,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(2)	300,746
121,000	2.60%, 02/07/2030	111,746
55,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	54,375
50,000	4.75%, 01/28/2031, 3 mo. USD SOFR +1.08%(2)	50,186
360,000	4.97%, 06/03/2032, (4.97% fixed rate until 06/03/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	355,122
52,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	52,095
865,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	846,736
95,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	95,215
275,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	275,449
140,000	5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(2)	139,725
15,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(2)	13,917
200,000	5.66%, 07/21/2037, (5.66% fixed rate until 07/21/2036; 6 mo. USD SOFR + 1.45% thereafter)(2)	199,089
	HSBC Holdings PLC
200,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(2)	184,081
225,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(2)	224,670
230,000	5.21%, 05/12/2034, (5.21% fixed rate until 05/12/2033; 6 mo. USD SOFR + 1.32% thereafter)(2)	225,948
	JP Morgan Chase & Co.
349,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(2)	305,089
215,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	189,007
45,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	40,196
175,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	169,500
295,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	294,353
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 15,000	4.81%, 10/22/2036, (4.81% fixed rate until 10/22/2035; 6 mo. USD SOFR + 1.19% thereafter)(2)	$14,242
165,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	162,824
265,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	265,470
500,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	501,393
115,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	115,420
100,000	5.19%, 02/05/2037, (5.19% fixed rate until 02/05/2036; 6 mo. USD SOFR + 1.30% thereafter)(2)	96,032
120,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	119,641
200,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	203,334
155,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	159,163
	Morgan Stanley
22,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	18,967
140,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	120,642
332,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	306,742
75,000	2.94%, 01/21/2033, (2.94% fixed rate until 01/21/2032; 6 mo. USD SOFR + 1.29% thereafter)(2)	66,694
100,000	3.77%, 01/24/2029, (3.77% fixed rate until 01/24/2028; 3 mo. USD Term SOFR + 1.40% thereafter)(2)	98,628
141,000	3.97%, 07/22/2038(2)	120,505
26,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	25,568
45,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(2)	43,594
355,000	4.71%, 03/12/2032, (4.71% fixed rate until 03/12/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	346,949
105,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	102,987
90,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	90,458
120,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(2)	116,457
225,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	227,363
The accompanying notes are an integral part of these financial statements.

13

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8% - (continued)
	Commercial Banks - 2.5% - (continued)
$ 190,000	5.61%, 07/17/2037, (5.61% fixed rate until 07/17/2036; 6 mo. USD SOFR + 1.43% thereafter)(2)	$188,857
195,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	198,279
180,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	183,341
475,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	466,994
		10,069,896
	Commercial Services - 0.1%
320,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	313,459
	Diversified Financial Services - 0.3%
	Intercontinental Exchange, Inc.
374,000	2.65%, 09/15/2040	261,775
15,000	3.00%, 09/15/2060	8,273
	Synchrony Financial
35,000	2.88%, 10/28/2031	30,633
265,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	256,671
410,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	408,504
60,000	5.45%, 10/15/2030, (5.45% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.35% thereafter)(2)	60,080
		1,025,936
	Electric - 2.7%
	Alabama Power Co.
55,000	3.45%, 10/01/2049	36,981
97,000	4.15%, 08/15/2044	77,203
245,000	4.30%, 03/15/2031	238,902
	CenterPoint Energy, Inc.
25,000	2.95%, 03/01/2030	23,287
175,000	5.40%, 06/01/2029	177,688
485,000	CHPE LLC 5.10%, 06/30/2033(1)	476,722
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	61,073
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	122,100
30,000	5.50%, 03/15/2055	27,139
190,000	5.75%, 11/15/2055	178,035
240,000	5.88%, 06/15/2056	228,327
	Duke Energy Corp.
75,000	2.45%, 06/01/2030	68,495
500,000	2.55%, 06/15/2031	446,862
70,000	3.50%, 06/15/2051	45,231
120,000	3.75%, 09/01/2046	85,869
240,000	4.95%, 09/15/2035	229,969
	Duke Energy Indiana LLC
45,000	2.75%, 04/01/2050	26,405
82,000	3.25%, 10/01/2049	53,046
40,000	6.45%, 04/01/2039	42,958
70,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	64,162
	Duke Energy Progress LLC
70,000	2.00%, 08/15/2031	61,262
40,000	4.20%, 08/15/2045	31,596
	Edison International
265,000	4.80%, 03/15/2031	256,249
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8% - (continued)
	Electric - 2.7% - (continued)
$ 250,000	6.25%, 03/15/2030	$255,824
60,000	6.95%, 11/15/2029	62,385
135,000	Eversource Energy 5.13%, 05/15/2033	132,975
	FirstEnergy Corp.
70,000	3.90%, 07/15/2027(3)	69,641
45,000	4.85%, 07/15/2047(3)	37,518
71,000	Georgia Power Co. 4.30%, 03/15/2042	59,326
35,000	Massachusetts Electric Co. 6.24%, 07/20/2056(1)	34,067
230,000	NextEra Energy Capital Holdings, Inc. 6.20%, 10/01/2056, (6.20% fixed rate until 07/04/2036; 5 yr. USD CMT + 1.77% thereafter)(2)	224,756
119,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	101,521
	Ohio Edison Co.
85,000	4.95%, 12/15/2029(1)	85,109
30,000	5.50%, 01/15/2033(1)	30,277
	Ohio Power Co.
360,000	5.00%, 06/01/2033	353,021
20,000	5.65%, 06/01/2034	20,259
	Pacific Gas & Electric Co.
730,000	2.50%, 02/01/2031	651,261
175,000	3.25%, 06/01/2031	160,257
102,000	3.30%, 08/01/2040	74,610
85,000	3.50%, 08/01/2050	54,378
90,000	4.50%, 07/01/2040	75,609
35,000	4.60%, 06/15/2043	28,224
50,000	4.75%, 02/15/2044	40,911
90,000	5.05%, 10/15/2032	88,548
145,000	5.70%, 03/01/2035	144,216
200,000	5.80%, 05/15/2034	201,529
55,000	5.90%, 10/01/2054	49,778
125,000	6.10%, 01/15/2029	128,268
90,000	6.10%, 10/15/2055	83,907
94,000	6.15%, 01/15/2033	97,001
75,000	6.15%, 03/01/2055	70,235
145,000	6.75%, 01/15/2053	146,743
51,000	6.95%, 03/15/2034	54,872
	PacifiCorp
15,000	2.90%, 06/15/2052	8,468
35,000	5.10%, 04/15/2031	34,924
175,000	5.45%, 04/15/2033	174,985
70,000	5.80%, 04/15/2036	70,205
	Pinnacle West Capital Corp.
139,000	4.90%, 05/15/2028	139,417
115,000	5.15%, 05/15/2030	115,464
350,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	341,174
	Southern California Edison Co.
20,000	2.75%, 02/01/2032	17,687
242,000	3.65%, 02/01/2050	160,076
40,000	3.90%, 03/15/2043	29,852
174,000	4.00%, 04/01/2047	124,240
305,000	4.13%, 03/01/2048	220,552
117,000	4.65%, 10/01/2043	95,093
65,000	5.15%, 06/01/2029	65,323
35,000	5.45%, 03/01/2035	34,370
131,000	5.45%, 06/01/2052	112,842
173,000	5.70%, 03/01/2053	153,472
25,000	5.90%, 03/01/2055	22,878
70,000	Southern Co. 4.85%, 03/15/2035	66,933
	Southern Power Co.
295,000	4.80%, 06/15/2031	291,650
350,000	4.90%, 10/01/2035	332,779
	Southwestern Electric Power Co.
140,000	5.20%, 04/01/2036	135,274
55,000	5.90%, 04/01/2056	51,549
The accompanying notes are an integral part of these financial statements.

14

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8% - (continued)
	Electric - 2.7% - (continued)
$ 270,000	Southwestern Public Service Co. 5.30%, 08/15/2036	$262,790
	Virginia Electric & Power Co.
117,000	2.45%, 12/15/2050	62,955
110,000	4.90%, 09/15/2035	105,174
300,000	4.95%, 03/15/2036	285,397
120,000	5.00%, 01/15/2034	117,454
49,000	5.45%, 04/01/2053	44,125
	Xcel Energy, Inc.
45,000	2.35%, 11/15/2031	39,255
40,000	5.60%, 04/15/2035	40,006
115,000	6.50%, 07/01/2036	121,327
		10,554,277
	Electronics - 0.1%
	Hubbell, Inc.
50,000	4.65%, 06/15/2031	49,298
210,000	4.90%, 06/15/2033	205,004
		254,302
	Energy-Alternate Sources - 0.0%
84,000	Pacific Gas & Electric Co. 4.30%, 03/15/2045	63,905
	Environmental Control - 0.0%
115,000	Veralto Corp. 5.50%, 09/18/2026	115,068
	Food - 0.5%
	Campbell's Co.
105,000	4.75%, 03/23/2035	96,099
275,000	5.40%, 03/21/2034	265,808
70,000	Conagra Brands, Inc. 5.40%, 08/01/2031	69,940
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
85,000	5.63%, 03/10/2037(1)	82,932
80,000	6.25%, 03/01/2056	74,866
25,000	6.38%, 02/25/2055	23,720
458,000	6.38%, 04/15/2066	427,316
85,000	7.25%, 11/15/2053	89,360
	Mars, Inc.
10,000	3.20%, 04/01/2030(1)	9,443
85,000	5.20%, 03/01/2035(1)	83,829
680,000	5.65%, 05/01/2045(1)	649,668
		1,872,981
	Gas - 0.4%
360,000	Atmos Energy Corp. 4.75%, 01/15/2032	355,451
	Brooklyn Union Gas Co.
35,000	4.27%, 03/15/2048(1)	26,270
185,000	4.87%, 08/05/2032(1)	179,690
105,000	CenterPoint Energy Resources Corp. 1.75%, 10/01/2030	92,928
522,000	MPLX LP 5.50%, 06/01/2034	519,890
	NiSource, Inc.
150,000	1.70%, 02/15/2031	129,894
25,000	4.38%, 05/15/2047	19,719
35,000	5.30%, 05/18/2036	34,246
45,000	5.35%, 04/01/2034	45,015
	Southern California Gas Co.
75,000	5.75%, 06/01/2053	70,336
160,000	6.00%, 06/15/2055	155,578
		1,629,017
	Healthcare - Products - 0.1%
	Augusta SpinCo Corp.
305,000	4.66%, 03/23/2031	300,027
145,000	4.95%, 03/23/2033	142,311
		442,338
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8% - (continued)
	Healthcare - Services - 0.0%
	HCA, Inc.
$ 70,000	3.63%, 03/15/2032	$64,409
55,000	5.45%, 09/15/2034	54,628
45,000	5.60%, 04/01/2034	45,247
		164,284
	Insurance - 0.5%
175,000	Allstate Corp. 4.50%, 06/15/2043	145,798
	Athene Global Funding
167,000	2.55%, 11/19/2030(1)	148,295
105,000	5.53%, 07/11/2031(1)	104,682
	Athene Holding Ltd.
100,000	3.50%, 01/15/2031	92,769
125,000	5.88%, 01/15/2034(5)	124,615
100,000	Equitable Holdings, Inc. 4.57%, 02/15/2029(1)	98,673
215,000	Fortitude Global Funding 5.50%, 06/12/2031(1)	214,030
185,000	GA Global Funding Trust 5.20%, 12/09/2031(1)	181,136
	Global Atlantic Fin Co.
205,000	3.13%, 06/15/2031(1)	181,943
10,000	7.95%, 06/15/2033(1)(5)	10,807
295,000	Globe Life, Inc. 4.80%, 06/15/2032	288,491
270,000	Principal Financial Group, Inc. 5.30%, 01/15/2037	261,850
		1,853,089
	Internet - 0.9%
	Amazon.com, Inc.
5,000	4.25%, 03/13/2031	4,850
25,000	4.80%, 07/09/2031	24,763
475,000	5.95%, 03/13/2066	436,800
250,000	6.00%, 07/09/2046	243,039
445,000	6.25%, 07/09/2066	426,551
	Meta Platforms, Inc.
500,000	5.55%, 08/15/2064	399,881
40,000	5.63%, 11/15/2055	33,454
560,000	5.75%, 11/15/2065	461,774
135,000	6.30%, 05/15/2056	123,892
1,030,000	6.45%, 05/15/2066	943,539
475,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	492,330
		3,590,873
	Investment Company Security - 0.2%
	Ares Strategic Income Fund
15,000	5.55%, 04/15/2031	14,444
40,000	5.80%, 09/09/2030	39,190
	Blackstone Private Credit Fund
80,000	5.95%, 07/16/2029	79,927
95,000	5.95%, 05/15/2031(5)	93,023
405,000	HA Sustainable Infrastructure Capital, Inc. 5.95%, 07/15/2033(1)	400,294
250,000	HPS Corporate Lending Fund 6.30%, 08/19/2031(1)	247,141
		874,019
	IT Services - 0.1%
215,000	Dell International LLC/EMC Corp. 5.00%, 02/15/2034	208,715
	Machinery-Diversified - 0.1%
	Westinghouse Air Brake Technologies Corp.
265,000	4.90%, 05/29/2030	264,197
260,000	5.61%, 03/11/2034	262,853
		527,050
	Media - 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
20,000	3.70%, 04/01/2051	11,823
83,000	3.85%, 04/01/2061	45,319
390,000	4.40%, 12/01/2061	233,458
The accompanying notes are an integral part of these financial statements.

15

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8% - (continued)
	Media - 0.9% - (continued)
$ 320,000	5.13%, 07/01/2049	$231,625
270,000	5.38%, 05/01/2047	205,436
755,000	5.75%, 04/01/2048	594,285
60,000	6.38%, 10/23/2035	58,063
25,000	6.55%, 06/01/2034	24,719
	Comcast Corp.
25,000	1.95%, 01/15/2031	21,828
45,000	2.80%, 01/15/2051	23,692
430,000	2.89%, 11/01/2051	227,715
60,000	3.45%, 02/01/2050	36,220
132,000	3.75%, 04/01/2040	101,294
95,000	3.97%, 11/01/2047	64,415
165,000	4.65%, 02/15/2033	157,719
5,000	4.95%, 10/15/2058	3,728
80,000	5.50%, 05/15/2064	64,107
	Cox Communications, Inc.
50,000	5.80%, 12/15/2053(1)	39,157
205,000	5.95%, 09/01/2054(1)	163,271
	Space Exploration Technologies Corp.
780,000	5.65%, 07/15/2033(1)	747,261
450,000	6.60%, 07/15/2046(1)	401,337
		3,456,472
	Mining - 0.2%
	Glencore Funding LLC
105,000	5.63%, 04/04/2034(1)	105,653
370,000	6.38%, 10/06/2030(1)	386,621
250,000	Southern Copper Corp. 5.35%, 06/24/2036	242,605
		734,879
	Oil & Gas - 0.3%
	ConocoPhillips Co.
181,000	3.80%, 03/15/2052	126,796
133,000	4.03%, 03/15/2062	91,813
	Diamondback Energy, Inc.
270,000	5.40%, 04/18/2034	269,154
155,000	5.90%, 04/18/2064	144,005
35,000	6.25%, 03/15/2053	34,713
475,000	Eni SpA 5.25%, 05/18/2036(1)	458,367
200,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	193,396
		1,318,244
	Pharmaceuticals - 0.2%
265,000	Bayer U.S. Finance LLC 5.38%, 07/20/2033(1)	261,799
	Cardinal Health, Inc.
360,000	4.50%, 09/15/2030	354,046
300,000	5.00%, 11/15/2029	301,220
		917,065
	Pipelines - 0.5%
	Columbia Pipelines Holding Co. LLC
200,000	5.00%, 11/17/2032(1)	195,261
133,000	5.10%, 10/01/2031(1)	131,699
	Energy Transfer LP
25,000	5.15%, 03/15/2045	21,583
135,000	7.50%, 07/01/2038	152,045
425,000	Green Palm Bidco SARL 5.96%, 06/30/2041(1)	416,435
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(6)	199,757
	MPLX LP
110,000	5.00%, 01/15/2033	107,660
25,000	5.20%, 03/01/2047	21,573
15,000	5.50%, 02/15/2049	13,271
	ONEOK, Inc.
130,000	4.75%, 10/15/2031	127,275
315,000	5.05%, 11/01/2034	303,636
45,000	6.00%, 06/15/2035	45,995
120,000	6.05%, 09/01/2033	123,722
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 12.8% - (continued)
	Pipelines - 0.5% - (continued)
	Williams Cos., Inc.
$ 15,000	4.85%, 03/01/2048	$12,450
180,000	5.15%, 03/15/2036	173,086
90,000	5.65%, 03/15/2033	91,307
		2,136,755
	Real Estate Investment Trusts - 0.2%
146,000	American Assets Trust LP 3.38%, 02/01/2031	132,384
240,000	Equinix, Inc. 5.50%, 08/15/2033	237,252
	Prologis Targeted U.S. Logistics Fund LP
135,000	4.25%, 01/15/2031(1)	130,318
210,000	4.75%, 01/15/2036(1)	196,686
		696,640
	Semiconductors - 0.2%
	Intel Corp.
294,000	3.25%, 11/15/2049	179,835
333,000	3.73%, 12/08/2047	226,034
105,000	4.10%, 05/11/2047	75,762
95,000	4.75%, 03/25/2050	73,905
165,000	5.63%, 02/10/2043	152,335
245,000	NVIDIA Corp. 5.55%, 06/15/2046	226,124
		933,995
	Software - 0.9%
	Oracle Corp.
434,000	3.60%, 04/01/2040	300,248
290,000	3.60%, 04/01/2050	166,200
33,000	3.65%, 03/25/2041	22,384
277,000	3.80%, 11/15/2037	208,762
340,000	3.95%, 03/25/2051	207,221
25,000	4.00%, 07/15/2046	15,881
223,000	4.30%, 07/08/2034	191,120
275,000	4.70%, 09/27/2034	241,230
425,000	4.80%, 09/26/2032	391,170
390,000	5.35%, 05/04/2033	366,493
205,000	5.50%, 09/27/2064	148,083
42,000	5.88%, 09/26/2045	34,462
90,000	5.95%, 09/26/2055	71,509
255,000	6.00%, 08/03/2055	204,488
200,000	6.10%, 09/26/2065	157,155
110,000	6.13%, 08/03/2065	86,972
30,000	6.55%, 02/04/2046	26,549
100,000	6.70%, 02/04/2056	88,176
915,000	6.85%, 02/04/2066	805,096
		3,733,199
	Telecommunications - 0.2%
15,000	AT&T, Inc. 6.30%, 10/30/2066	13,813
305,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	292,657
245,000	NTT Finance Corp. 5.26%, 11/01/2033(1)	241,325
233,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	225,818
		773,613
	Trucking & Leasing - 0.0%
65,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 6.05%, 08/01/2028(1)	66,378
	Total Corporate Bonds (cost $53,120,115)	$50,978,961
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
	Indonesia - 0.1%
255,000	Indonesia Government International Bonds 5.69%, 05/29/2036	$254,524
	Israel - 0.1%
	Israel Government International Bonds
200,000	2.75%, 07/03/2030	182,831
The accompanying notes are an integral part of these financial statements.

16

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.0% - (continued)
	Israel - 0.1% - (continued)
$ 305,000	5.38%, 03/12/2029	$306,434
200,000	State of Israel 3.80%, 05/13/2060(6)	128,365
		617,630
	Mexico - 0.6%
	Mexico Government International Bonds
1,365,000	5.38%, 03/22/2033	1,313,539
315,000	5.38%, 03/22/2033	303,125
340,000	5.63%, 02/09/2034	328,076
200,000	5.63%, 09/22/2035	190,400
295,000	6.25%, 08/27/2037	287,110
		2,422,250
	Philippines - 0.1%
310,000	Philippines Government International Bonds 5.33%, 06/24/2036	303,412
	Romania - 0.1%
670,000	Romania Government International Bonds 3.63%, 03/27/2032(6)	595,064
	Total Foreign Government Obligations (cost $4,273,390)	$4,192,880
U.S. GOVERNMENT AGENCIES - 36.6%
	Mortgage-Backed Agencies - 36.6%
	Federal Home Loan Mortgage Corp. - 7.8%
221,861	0.86%, 11/25/2030(2)(4)	$6,817
93,294	1.10%, 01/25/2030(2)(4)	3,037
1,381,775	1.11%, 06/25/2030(2)(4)	50,034
1,157	1.13%, 12/15/2027	1,140
1,597	1.25%, 12/15/2027	1,569
1,499,367	1.37%, 06/25/2030(2)(4)	64,773
1,068,764	1.42%, 05/25/2030(2)(4)	49,091
361,942	1.50%, 12/25/2050	289,087
1,193,638	1.56%, 05/25/2030(2)(4)	58,437
160,398	1.63%, 04/25/2030(2)(4)	7,875
247,852	2.00%, 05/01/2036	224,510
858,536	2.00%, 11/01/2036	777,624
319,802	2.00%, 07/25/2050	277,910
182,797	2.00%, 10/01/2051	144,577
1,916,307	2.00%, 12/01/2051	1,499,315
2,848,991	2.00%, 01/01/2052	2,232,605
14,137	2.50%, 12/15/2042	12,803
790,358	2.50%, 09/01/2051	645,049
1,188,138	2.50%, 05/01/2052	982,267
1,474,998	3.00%, 01/01/2052	1,269,621
1,087,499	3.50%, 07/01/2052	968,792
1,059,996	4.00%, 01/01/2054	970,292
865,000	4.16%, 10/25/2030(2)	848,343
870,000	4.29%, 07/25/2030(2)	857,138
860,000	4.34%, 09/25/2030(2)	848,691
1,329,811	4.50%, 08/01/2052	1,257,536
4,998,162	4.50%, 05/01/2053	4,733,007
568,586	5.00%, 08/25/2052	565,352
1,508,497	5.00%, 11/01/2052	1,458,254
1,001,033	5.00%, 08/01/2053	971,265
998,964	5.00%, 06/01/2056	968,506
84,893	5.47%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	85,315
524,634	5.50%, 06/01/2040	530,960
3,189,911	5.50%, 05/01/2054	3,161,866
963,539	6.00%, 06/01/2055	977,153
961,458	6.00%, 09/01/2055	977,837
640,000	6.52%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	648,403
400,000	7.02%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	402,115
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.6% - (continued)
	Mortgage-Backed Agencies - 36.6% - (continued)
	Federal Home Loan Mortgage Corp. - 7.8% - (continued)
$ 380,000	7.17%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	$390,229
700,000	8.12%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	722,114
		30,941,309
	Federal National Mortgage Association - 6.1%
6,853	1.25%, 02/25/2028	6,727
1,312	1.50%, 09/25/2027	1,294
746,682	2.00%, 02/01/2037	676,294
119,033	2.00%, 10/01/2051	93,364
431,552	2.00%, 11/01/2051	336,570
4,813,271	2.00%, 04/01/2052	3,777,188
803,821	2.50%, 02/01/2052	655,719
2,245,946	2.50%, 05/01/2052	1,846,968
837,482	2.50%, 06/01/2052	687,501
797,177	2.50%, 07/01/2052	653,045
679,166	2.50%, 08/01/2052	557,095
282,000	3.00%, 12/25/2045	250,973
278,112	3.00%, 10/25/2046	247,159
313,000	3.00%, 03/25/2047	269,451
153,616	3.00%, 03/01/2050	132,623
1,557,847	3.00%, 11/01/2051	1,342,555
389,911	3.50%, 08/01/2043	358,769
1,087,500	3.50%, 12/01/2055	965,433
1,064,998	4.00%, 05/01/2052	981,068
735,000	4.50%, 12/25/2041	713,684
2,422,011	4.50%, 12/01/2052	2,292,291
1,812,619	5.50%, 07/01/2040	1,832,853
1,893,926	5.50%, 06/01/2053	1,895,552
3,552,228	5.50%, 04/01/2054	3,528,318
		24,102,494
	Government National Mortgage Association - 7.3%
1,831,268	2.00%, 12/20/2050	1,469,267
1,735,000	2.00%, 08/01/2056(7)	1,388,813
1,657,241	2.50%, 03/20/2051	1,384,606
1,014,852	2.50%, 07/20/2051	847,881
2,463,405	2.50%, 09/20/2051	2,058,090
1,541,702	3.00%, 04/20/2051	1,339,363
335,356	3.00%, 05/20/2051	291,340
1,685,446	3.00%, 10/20/2051	1,464,214
2,524,080	3.50%, 08/20/2052	2,267,815
2,705,000	4.00%, 08/01/2056(7)	2,446,712
1,038,068	4.50%, 05/20/2053	980,935
1,036,931	4.50%, 06/20/2054	973,926
300,000	4.50%, 08/01/2056(7)	281,144
606,484	5.00%, 09/20/2051	598,324
2,337,143	5.00%, 09/20/2054	2,269,550
425,000	5.00%, 08/01/2056(7)	411,176
2,489,181	5.50%, 12/20/2054	2,476,821
2,769,955	5.50%, 02/20/2056	2,754,113
3,450,000	6.00%, 08/01/2056(7)	3,506,267
		29,210,357
	Uniform Mortgage-Backed Security - 15.4%
3,255,000	2.00%, 08/01/2056(7)	2,534,831
1,300,000	2.50%, 08/01/2041(7)	1,201,584
1,623,000	2.50%, 08/01/2056(7)	1,322,981
260,000	3.00%, 08/01/2041(7)	242,734
2,605,000	3.00%, 08/01/2056(7)	2,220,456
1,790,000	3.50%, 08/01/2056(7)	1,587,716
590,000	4.00%, 08/01/2041(7)	565,084
3,785,000	4.00%, 08/01/2056(7)	3,454,936
2,015,000	4.50%, 08/01/2041(7)	1,968,204
800,000	5.00%, 08/01/2041(7)	796,059
3,070,000	5.00%, 08/01/2056(7)	2,962,446
6,850,000	5.50%, 08/01/2041(7)	6,920,041
The accompanying notes are an integral part of these financial statements.

17

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.6% - (continued)
	Mortgage-Backed Agencies - 36.6% - (continued)
	Uniform Mortgage-Backed Security - 15.4% - (continued)
$ 13,755,000	5.50%, 08/01/2056(7)	$13,612,020
10,715,000	6.00%, 08/01/2056(7)	10,832,991
10,985,000	6.50%, 09/01/2056(7)	11,305,965
		61,528,048
	Total U.S. Government Agencies (cost $149,014,907)	$145,782,208
U.S. GOVERNMENT SECURITIES - 46.3%
	U.S. Treasury Securities - 46.3%
	U.S. Treasury Bonds - 16.7%
4,350,000	1.13%, 08/15/2040	$2,625,463
7,390,000	1.38%, 11/15/2040	4,599,698
1,010,000	1.38%, 08/15/2050	468,151
2,455,000	1.63%, 11/15/2050	1,214,554
395,000	1.75%, 08/15/2041	254,497
2,675,000	1.88%, 02/15/2041	1,788,488
630,000	2.00%, 02/15/2050	348,321
4,290,000	2.00%, 08/15/2051	2,313,081
1,248,000	2.38%, 11/15/2049	755,430
6,930,000	2.38%, 05/15/2051	4,112,522
1,105,000	2.50%, 02/15/2045	740,350
2,415,000	2.50%, 05/15/2046	1,584,372
335,000	2.75%, 08/15/2042	245,832
4,720,000	3.00%, 02/15/2047	3,355,994
1,525,000	3.00%, 02/15/2048	1,070,836
6,105,000	3.00%, 08/15/2052(8)	4,110,382
1,080,000	3.13%, 05/15/2048	773,719
385,000	3.38%, 11/15/2048	287,126
1,825,000	3.63%, 08/15/2043	1,493,149
1,840,000	3.63%, 02/15/2044	1,496,366
1,464,000	3.75%, 11/15/2043	1,215,063
4,090,000	3.88%, 08/15/2040	3,617,253
900,000	4.13%, 08/15/2044	781,488
350,000	4.25%, 05/15/2039	328,535
1,475,000	4.25%, 02/15/2054	1,252,367
510,000	4.50%, 08/15/2039	488,484
1,305,000	4.50%, 02/15/2044	1,193,973
6,180,000	4.50%, 11/15/2054	5,474,370
365,000	4.63%, 11/15/2044	337,882
1,100,000	4.63%, 02/15/2046	1,013,375
2,595,000	5.00%, 05/15/2045	2,514,008
1,200,000	5.00%, 05/15/2046	1,160,812
12,850,000	6.13%, 08/15/2029	13,498,021
		66,513,962
	U.S. Treasury Inflation-Indexed Bonds - 0.6%
3,121,294	0.75%, 02/15/2042(9)	2,290,145
	U.S. Treasury Inflation-Indexed Notes - 2.0%
8,485,149	1.25%, 04/15/2031(9)	8,146,205
	U.S. Treasury Notes - 27.0%
500,000	0.63%, 05/15/2030	435,059
500,000	1.63%, 05/15/2031	440,059
3,160,000	1.88%, 02/28/2029	2,973,486
4,895,000	1.88%, 02/15/2032	4,275,285
4,565,000	2.75%, 08/15/2032	4,142,738
2,700,000	3.50%, 03/15/2029	2,645,367
2,785,000	3.63%, 12/31/2030	2,697,751
9,805,000	3.75%, 05/15/2028	9,717,291
5,800,000	3.75%, 05/31/2030	5,670,859
4,235,000	3.75%, 12/31/2030	4,123,004
5,625,000	3.75%, 02/28/2033	5,375,391
3,555,000	4.00%, 05/31/2030	3,506,674
2,800,000	4.00%, 07/31/2032	2,726,500
2,525,000	4.00%, 02/15/2034	2,428,734
4,475,000	4.00%, 11/15/2035	4,242,160
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 46.3% - (continued)
	U.S. Treasury Securities - 46.3% - (continued)
	U.S. Treasury Notes - 27.0% - (continued)
$ 11,300,000	4.13%, 06/30/2028		$11,270,426
2,250,000	4.13%, 03/31/2031		2,221,963
5,190,000	4.25%, 01/31/2030		5,169,118
7,990,000	4.25%, 11/15/2034(10)(11)		7,772,460
5,020,000	4.38%, 01/31/2032		4,997,253
6,846,000	4.38%, 05/15/2034		6,737,427
1,525,000	4.38%, 05/15/2036		1,484,969
3,080,000	4.50%, 11/15/2033		3,063,998
9,235,000	4.63%, 05/31/2031		9,310,395
			107,428,367
	Total U.S. Government Securities (cost $196,815,389)		$184,378,679
	Total Long-Term Investments (cost $482,794,420)		$463,292,324
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.1%
258,375	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2026 at 3.64%, due on 08/03/2026 with a maturity value of $258,453; collateralized by U.S. Treasury Note at 4.13%, maturing 06/30/2028, with a market value of $263,617		$258,375
	Securities Lending Collateral - 0.1%
475,160	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(12)		475,160
	Total Short-Term Investments (cost $733,535)		$733,535
	Total Investments (cost $483,527,955)	116.4%	$464,025,859
	Other Assets and Liabilities	(16.4)%	(65,466,539)
	Net Assets	100.0%	$398,559,320
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$84,262,300, representing 21.1% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

The accompanying notes are an integral part of these financial statements.

18

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $923,186, representing 0.2% of net assets.

(7)	Represents or includes a TBA transaction.
(8)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of July 31, 2026, the market value of securities pledged was $258,540.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $1,361,883.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $243,193.
(12)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	14	09/30/2026	$2,878,531	$(1,221)
U.S. Treasury 5-Year Note Future	47	09/30/2026	4,980,899	(6,174)
U.S. Treasury 10-Year Ultra Future	56	09/21/2026	6,143,375	(45,756)
Total				$(53,151)
Short position contracts:
U.S. Treasury 10-Year Note Future	(6)	09/21/2026	$(648,000)	$4,867
U.S. Treasury Long Bond Future	(27)	09/21/2026	(2,924,438)	53,562
U.S. Treasury Ultra Bond Future	(31)	09/21/2026	(3,400,312)	131,483
Total				$189,912
Total futures contracts				$136,761

TBA Sale Commitments Outstanding at July 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$1,250,000	08/20/2056	$(1,043,150)	$8,217
Government National Mortgage Association, 3.00%	975,000	08/20/2056	(845,241)	7,770
Government National Mortgage Association, 3.50%	500,000	08/20/2056	(437,606)	3,566
Government National Mortgage Association, 4.00%	1,080,000	08/20/2056	(976,876)	9,847
Government National Mortgage Association, 4.50%	5,845,000	08/20/2056	(5,477,622)	67,105
Government National Mortgage Association, 5.50%	6,945,000	08/20/2056	(6,899,056)	25,007
Uniform Mortgage-Backed Security, 2.50%	1,190,000	08/13/2056	(970,024)	5,591
Uniform Mortgage-Backed Security, 4.50%	2,190,000	08/13/2056	(2,056,252)	26,900
Uniform Mortgage-Backed Security, 5.50%	1,445,000	08/15/2039	(1,459,775)	6,674
Total TBA sale commitments (proceeds receivable $20,326,279)			$(20,165,602)	$160,677
At July 31, 2026, the aggregate market value of TBA Sale Commitments represents (5.1)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IG.S46.V1	USD	11,800,000	1.00%	06/20/2031	Quarterly	$239,298	$—	$256,449	$17,151
Total						$239,298	$—	$256,449	$17,151
The accompanying notes are an integral part of these financial statements.

19

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Alphabet, Inc. (AA+ )	USD	900,000	1.00%	06/20/2031	Quarterly	$21,213	$—	$17,281	$(3,932)
Amazon.com, Inc. (AA)	USD	900,000	1.00%	06/20/2031	Quarterly	20,408	—	17,379	(3,029)
Broadcom, Inc. (A-)	USD	905,000	1.00%	06/20/2031	Quarterly	18,885	—	2,578	(16,307)
Meta Platforms, Inc. (AA-)	USD	910,000	1.00%	06/20/2031	Quarterly	12,088	—	4,904	(7,184)
Oracle Corp. (BBB-)	USD	920,000	1.00%	12/20/2030	Quarterly	—	(9,177)	(29,893)	(20,716)
Total						$72,594	$(9,177)	$12,249	$(51,168)
Total centrally cleared credit default swap contracts						$311,892	$(9,177)	$268,698	$(34,017)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 mo. USD SOFR	USD	2,425,000	03/19/2045	Annual	$—	$(11,242)	$114,765	$126,007
2.97% Fixed	12 mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	2,773	—	327,388	324,615
3.25% Fixed	12 mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(4,832)	99,708	104,540
3.59% Fixed	12 mo. USD SOFR	USD	570,000	09/20/2053	Annual	2,216	—	85,571	83,355
Total centrally cleared interest rate swaps contracts						$4,989	$(16,074)	$627,432	$638,517
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$77,959,596	$—	$77,959,596	$—
Corporate Bonds	50,978,961	—	50,978,961	—
Foreign Government Obligations	4,192,880	—	4,192,880	—
U.S. Government Agencies	145,782,208	—	145,782,208	—
U.S. Government Securities	184,378,679	—	184,378,679	—
Short-Term Investments	733,535	475,160	258,375	—
Futures Contracts(2)	189,912	189,912	—	—
Swaps - Credit Default(2)	17,151	—	17,151	—
Swaps - Interest Rate(2)	638,517	—	638,517	—
Total	$464,871,439	$665,072	$464,206,367	$—
Liabilities
Futures Contracts(2)	$(53,151)	$(53,151)	$—	$—
Swaps - Credit Default(2)	(51,168)	—	(51,168)	—
TBA Sale Commitments	(20,165,602)	—	(20,165,602)	—
Total	$(20,269,921)	$(53,151)	$(20,216,770)	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

20

Hartford Dynamic Bond ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.9%
	Aerospace & Defense - 1.1%
$ 200,000	BAE Systems PLC 3.40%, 04/15/2030(1)	$189,929
195,000	Boeing Co. 6.39%, 05/01/2031	205,140
135,000	Hexcel Corp. 4.90%, 05/15/2031	133,330
156,000	Honeywell Aerospace, Inc. 4.30%, 03/16/2031(1)	151,780
		680,179
	Agriculture - 0.7%
415,000	Imperial Brands Finance PLC 4.88%, 02/07/2032(1)	406,765
45,000	Philip Morris International, Inc. 5.13%, 02/15/2030	45,345
		452,110
	Airlines - 0.2%
125,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	121,190
	Auto Manufacturers - 0.7%
155,000	American Honda Finance Corp. 5.20%, 04/08/2033	152,727
245,000	Hyundai Capital America 5.00%, 04/07/2031(1)	242,407
		395,134
	Chemicals - 2.0%
385,000	Nutrien Ltd. 4.85%, 05/29/2031	381,965
	OCP SA
400,000	3.75%, 06/23/2031(2)	364,143
200,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(3)(4)	196,373
270,000	SCIH Salt Holdings, Inc. 6.63%, 08/15/2031(1)	269,952
		1,212,433
	Commercial Banks - 5.6%
200,000	Banco Bilbao Vizcaya Argentaria SA 4.97%, 05/08/2031	197,895
115,000	Bank of Montreal 4.88%, 06/02/2032, (4.88% fixed rate until 06/02/2031; 6 mo. USD SOFR + 0.96% thereafter)(4)	113,702
289,000	Bank of New York Mellon Corp. 4.54%, 04/23/2032, (4.54% fixed rate until 04/23/2031; 6 mo. USD SOFR + 0.90% thereafter)(4)	283,189
270,000	Barclays PLC 4.91%, 06/26/2030, (4.91% fixed rate until 06/26/2029; 6 mo. USD SOFR + 0.91% thereafter)(4)	268,563
280,000	Deutsche Bank AG 5.06%, 04/14/2032, (5.06% fixed rate until 04/14/2031; 6 mo. USD SOFR + 1.41% thereafter)(4)	276,678
310,000	Goldman Sachs Group, Inc. 5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(4)	309,390
205,000	Intesa Sanpaolo SpA 5.00%, 06/29/2030, (5.00% fixed rate until 06/29/2029; 1 yr. USD CMT + 0.80% thereafter)(1)(4)	204,084
235,000	JP Morgan Chase & Co. 5.04%, 07/23/2032, (5.04% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.02% thereafter)(4)	233,974
270,000	Manufacturers & Traders Trust Co. 4.55%, 04/18/2030, (4.55% fixed rate until 04/18/2029; 6 mo. USD SOFR + 0.94% thereafter)(4)	267,054
315,000	Morgan Stanley 5.17%, 07/14/2032, (5.17% fixed rate until 07/14/2031; 6 mo. USD SOFR + 1.16% thereafter)(4)(5)	313,811
300,000	Royal Bank of Canada 4.40%, 04/17/2030, (4.40% fixed rate until 04/17/2029; 6 mo. USD SOFR + 0.84% thereafter)(4)	296,091
100,000	Santander Holdings USA, Inc. 5.04%, 06/05/2030, (5.04% fixed rate until 06/05/2029; 6 mo. USD SOFR + 1.10% thereafter)(4)	99,504
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.9% - (continued)
	Commercial Banks - 5.6% - (continued)
$ 200,000	Sumitomo Mitsui Financial Group, Inc. 4.93%, 07/07/2032, (4.93% fixed rate until 07/07/2031; 6 mo. USD SOFR + 1.05% thereafter)(4)	$197,591
435,000	Wells Fargo & Co. 4.84%, 05/20/2032, (4.84% fixed rate until 05/20/2031; 6 mo. USD SOFR + 0.97% thereafter)(4)	429,077
		3,490,603
	Commercial Services - 0.6%
	Element Fleet Management Corp.
190,000	4.64%, 11/24/2030(1)	186,116
155,000	4.80%, 05/29/2029(1)	154,050
45,000	Sunbelt Rentals Holdings, Inc. 4.95%, 08/12/2030(1)	44,636
		384,802
	Diversified Financial Services - 1.9%
365,000	Aercap Funding DAC 4.88%, 07/07/2031	359,238
345,000	Aircastle Ltd./Aircastle Ireland DAC 5.00%, 05/15/2031(1)	339,138
155,000	American Express Co. 4.44%, 05/03/2030, (4.44% fixed rate until 05/03/2029; 6 mo. USD SOFR + 0.81% thereafter)(4)	153,463
140,000	Capital One Financial Corp. 4.72%, 01/30/2032, (4.72% fixed rate until 01/30/2031; 6 mo. USD SOFR + 1.15% thereafter)(4)	136,901
	PennyMac Financial Services, Inc.
145,000	6.75%, 02/15/2034(1)	134,491
15,000	6.88%, 05/15/2032(1)	14,338
60,000	Synchrony Financial 5.45%, 10/15/2030, (5.45% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.35% thereafter)(4)	60,080
		1,197,649
	Electric - 5.9%
145,000	CHPE LLC 4.88%, 06/30/2031(1)	142,890
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	61,073
250,000	Constellation Energy Generation LLC 4.80%, 01/15/2032	245,111
125,000	Dayton Power & Light Co. 4.55%, 08/15/2030	122,473
90,000	Duke Energy Carolinas LLC 4.65%, 06/15/2031	88,990
	Edison International
360,000	4.80%, 03/15/2031	348,112
220,000	5.00%, 05/05/2028	220,066
70,000	Monongahela Power Co. 4.45%, 08/15/2029(1)	69,321
140,000	NextEra Energy Capital Holdings, Inc. 6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(4)	136,357
280,000	NRG Energy, Inc. 4.96%, 04/30/2031(1)	273,749
80,000	NSTAR Electric Co. 4.65%, 05/15/2031	79,029
	Pacific Gas & Electric Co.
275,000	2.50%, 02/01/2031	245,338
365,000	4.95%, 07/01/2050	294,471
435,000	5.05%, 11/15/2031	430,439
260,000	5.05%, 10/15/2032	255,806
30,000	PacifiCorp 4.25%, 03/15/2029	29,516
125,000	Pinnacle West Capital Corp. 4.65%, 06/01/2029	124,448
470,000	Southern California Edison Co. 4.95%, 09/15/2031	464,460
		3,631,649
	Electronics - 1.1%
315,000	Fortive Corp. 4.75%, 05/15/2031	309,495
235,000	Honeywell International, Inc. 1.75%, 09/01/2031	202,011
185,000	Hubbell, Inc. 4.65%, 06/15/2031	182,402
		693,908
	Engineering & Construction - 0.3%
200,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	168,176
The accompanying notes are an integral part of these financial statements.

21

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.9% - (continued)
	Entertainment - 0.2%
$ 117,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)(5)	$111,802
	Food - 0.4%
125,000	Mars, Inc. 4.80%, 03/01/2030(1)	124,574
135,000	Sysco Corp. 4.40%, 07/25/2031	130,394
		254,968
	Forest Products & Paper - 0.2%
115,000	Georgia-Pacific LLC 4.40%, 05/15/2029(1)	113,912
	Gas - 0.2%
140,000	NiSource, Inc. 4.75%, 05/18/2031	138,384
	Healthcare - Products - 0.4%
250,000	Medline Borrower LP/Medline Co-Issuer, Inc. 5.00%, 06/15/2031(1)	246,526
10,000	Thermo Fisher Scientific, Inc. 4.22%, 02/12/2031	9,731
		256,257
	Healthcare - Services - 0.2%
145,000	HCA, Inc. 4.70%, 05/15/2031	142,247
	Insurance - 2.5%
130,000	American National Global Funding 5.00%, 06/22/2029(1)	129,097
325,000	American National Group, Inc. 6.14%, 06/13/2032(1)	331,635
	Athene Global Funding
315,000	2.65%, 10/04/2031(1)	273,505
155,000	5.13%, 06/01/2029(1)	154,803
256,000	Fortitude Global Funding 5.50%, 06/12/2031(1)	254,845
380,000	GA Global Funding Trust 2.90%, 01/06/2032(1)	331,012
85,000	Sammons Financial Group, Inc. 5.95%, 06/15/2036(1)	83,428
		1,558,325
	Internet - 3.0%
	Amazon.com, Inc.
315,000	5.10%, 07/09/2033	312,073
65,000	6.05%, 03/13/2076	60,090
590,000	6.25%, 07/09/2066	565,539
325,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	315,076
665,000	Meta Platforms, Inc. 6.45%, 05/15/2066	609,178
		1,861,956
	Investment Company Security - 0.8%
	HA Sustainable Infrastructure Capital, Inc.
210,000	5.95%, 07/15/2033(1)	207,560
305,000	6.15%, 01/15/2031	309,942
		517,502
	Iron/Steel - 0.3%
200,000	U.S. Steel Corp. 5.20%, 08/01/2031(1)	197,750
	Leisure Time - 0.4%
257,000	NCL Corp. Ltd. 5.88%, 01/15/2031(1)	245,620
	Lodging - 1.2%
200,000	Gohl Capital Holdings Ltd. 7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(3)(4)	191,220
190,000	Las Vegas Sands Corp. 5.30%, 05/15/2031	187,491
200,000	MGM China Holdings Ltd. 6.25%, 05/15/2033(1)	192,393
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	190,294
		761,398
	Media - 3.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
375,000	3.85%, 04/01/2061	204,756
70,000	3.95%, 06/30/2062	38,168
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.9% - (continued)
	Media - 3.6% - (continued)
$ 169,000	4.40%, 12/01/2061	$101,165
70,000	6.48%, 10/23/2045	60,696
115,000	Comcast Corp. 3.40%, 07/15/2046	73,072
200,000	Grupo Televisa SAB 5.00%, 05/13/2045	136,619
	Paramount Global
555,000	4.20%, 05/19/2032(5)	471,922
140,000	4.95%, 01/15/2031	128,296
	Space Exploration Technologies Corp.
295,000	5.65%, 07/15/2033(1)	282,618
310,000	6.60%, 07/15/2046(1)	276,476
245,000	6.65%, 07/15/2056(1)	216,814
	Time Warner Cable LLC
75,000	5.50%, 09/01/2041	61,826
75,000	5.88%, 11/15/2040	64,097
107,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)(5)	103,600
		2,220,125
	Mining - 0.7%
145,000	Glencore Funding LLC 4.90%, 07/01/2031(1)	143,386
200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	201,140
70,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	70,100
		414,626
	Miscellaneous Manufacturing - 0.4%
200,000	Eaton Corp. 4.20%, 03/06/2031	193,967
70,000	Entegris, Inc. 4.75%, 04/15/2029(1)	68,832
		262,799
	Oil & Gas - 0.7%
45,000	ConocoPhillips Co. 4.70%, 01/15/2030	44,869
	Hilcorp Energy I LP/Hilcorp Finance Co.
50,000	6.25%, 04/15/2032(1)	48,538
30,000	6.88%, 05/15/2034(1)	29,384
95,000	Petroleos Mexicanos 6.35%, 02/12/2048	74,973
200,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(2)	176,895
75,000	SM Energy Co. 6.63%, 04/15/2034(1)	74,537
		449,196
	Oil & Gas Services - 0.2%
130,000	Schlumberger Investment SA 4.55%, 05/07/2031	128,112
	Pharmaceuticals - 0.4%
225,000	Bayer U.S. Finance LLC 5.13%, 07/20/2031(1)	223,056
	Pipelines - 1.7%
145,000	Enbridge, Inc. 4.85%, 03/27/2031	143,590
45,000	Enterprise Products Operating LLC 4.60%, 01/15/2031	44,509
	Galaxy Pipeline Assets Bidco Ltd.
200,000	2.63%, 03/31/2036(2)	170,782
178,271	2.94%, 09/30/2040(2)	144,342
210,000	Green Palm Bidco SARL 5.96%, 06/30/2041(1)	205,768
190,000	Kinder Morgan, Inc. 5.55%, 08/01/2036	188,712
160,000	Rio Grande LNG LLC 5.25%, 06/30/2031(1)	157,998
		1,055,701
	Real Estate Investment Trusts - 1.8%
155,000	American Assets Trust LP 3.38%, 02/01/2031	140,544
80,000	Cousins Properties LP 5.25%, 07/15/2030	80,132
140,000	Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	136,704
248,000	Piedmont Operating Partnership LP 3.15%, 08/15/2030	226,601
205,000	Public Storage Operating Co. 4.70%, 02/01/2032	202,336
305,000	SBA Communications Corp. 4.88%, 01/15/2030	303,709
		1,090,026
	Semiconductors - 1.0%
315,000	Intel Corp. 4.65%, 06/01/2031	308,002
160,000	Marvell Technology, Inc. 2.95%, 04/15/2031	145,075
The accompanying notes are an integral part of these financial statements.

22

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.9% - (continued)
	Semiconductors - 1.0% - (continued)
$ 85,000	NVIDIA Corp. 5.63%, 06/15/2056	$76,916
68,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	61,661
		591,654
	Software - 2.0%
	Cloud Software Group LLC
260,000	6.63%, 08/15/2033(1)	226,681
75,000	8.25%, 06/30/2032(1)	70,949
	Oracle Corp.
300,000	6.10%, 09/26/2065	235,733
358,000	6.13%, 08/03/2065	283,055
117,000	6.70%, 02/04/2056	103,166
182,000	6.85%, 02/04/2066	160,139
209,000	Roper Technologies, Inc. 1.75%, 02/15/2031	180,499
		1,260,222
	Telecommunications - 1.2%
50,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(1)	47,500
245,000	NTT Finance Corp. 5.01%, 11/01/2031(1)	241,997
80,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	77,534
200,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.25%, 05/18/2031(1)	197,673
155,000	Vodafone Group PLC 4.80%, 06/18/2031	152,237
		716,941
	Trucking & Leasing - 0.3%
200,000	DAE Funding LLC 3.38%, 03/20/2028(2)	192,634
	Total Corporate Bonds (cost $27,538,809)	$27,193,046
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Mexico - 0.6%
250,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(2)	$249,562
265,000	Mexico Government International Bonds 3.77%, 05/24/2061	148,930
	Total Foreign Government Obligations (cost $406,556)	$398,492
U.S. GOVERNMENT SECURITIES - 36.7%
	U.S. Treasury Securities - 36.7%
	U.S. Treasury Bonds - 6.4%
2,020,000	1.13%, 05/15/2040	$1,232,358
180,000	3.50%, 02/15/2039	157,303
935,000	4.63%, 02/15/2040	902,750
1,605,000	5.00%, 05/15/2046(6)	1,552,586
110,000	5.00%, 05/15/2056	105,806
		3,950,803
	U.S. Treasury Notes - 30.3%
995,000	3.75%, 10/31/2032	953,529
4,520,000	3.75%, 02/28/2033	4,319,425
855,000	3.88%, 04/30/2030(7)	840,138
385,000	3.88%, 08/15/2034	365,554
935,000	4.00%, 03/31/2030	923,130
1,820,000	4.13%, 07/15/2029	1,809,762
1,750,000	4.13%, 11/30/2029	1,737,354
60,000	4.13%, 02/15/2036	57,338
2,610,000	4.25%, 03/31/2033	2,565,752
1,520,000	4.25%, 08/15/2035	1,471,728
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 36.7% - (continued)
	U.S. Treasury Securities - 36.7% - (continued)
	U.S. Treasury Notes - 30.3% - (continued)
$ 2,450,000	4.38%, 07/31/2031		$2,444,449
1,305,000	4.38%, 05/15/2036		1,270,744
			18,758,903
	Total U.S. Government Securities (cost $22,891,662)		$22,709,706
	Total Long-Term Investments (cost $50,837,027)		$50,301,244
SHORT-TERM INVESTMENTS - 19.2%
	Repurchase Agreements - 0.2%
127,188	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2026 at 3.64%, due on 08/03/2026 with a maturity value of $127,227; collateralized by U.S. Treasury Note at 4.25%, maturing 07/31/2028, with a market value of $129,929		$127,188
	Securities Lending Collateral - 1.0%
604,118	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(8)		604,118
	U.S. Treasury Securities - 18.0%
	U.S. Treasury Bills - 18.0%
8,125,000	3.75%, 10/27/2026(9)		8,054,777
3,150,000	3.82%, 11/03/2026(9)		3,120,339
			11,175,116
	Total Short-Term Investments (cost $11,901,602)		$11,906,422
	Total Investments (cost $62,738,629)	100.4%	$62,207,666
	Other Assets and Liabilities	(0.4)%	(234,724)
	Net Assets	100.0%	$61,972,942
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$9,447,029, representing 15.2% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $1,690,718, representing 2.7% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
The accompanying notes are an integral part of these financial statements.

23

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
July 31, 2026

(4)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $77,388.
(7)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $786,094.
(8)	Current yield as of period end.
(9)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	19	09/21/2026	$2,052,000	$(9,652)
Total futures contracts				$(9,652)

OTC Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Celanese U.S. Holdings LLC (BB)	GSC	USD	45,000	5.00%	06/20/2031	Quarterly	$5,817	$—	$6,541	$724
Celanese U.S. Holdings LLC (BB)	GSC	USD	15,000	5.00%	06/20/2031	Quarterly	1,863	—	2,180	317
Total OTC credit default swap contracts							$7,680	$—	$8,721	$1,041

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S46.V1	USD	4,618,350	5.00%	06/20/2031	Quarterly	$344,065	$—	$372,851	$28,786
CDX.NA.IG.S46.V1	USD	3,050,000	1.00%	06/20/2031	Quarterly	63,123	—	66,286	3,163
Total						$407,188	$—	$439,137	$31,949
Credit default swaps on single-name issues:
Sell protection:
Broadcom, Inc. (A-)	USD	140,000	1.00%	06/20/2031	Quarterly	$2,921	$—	$399	$(2,522)
Caesars Entertainment, Inc. (B+)	USD	100,000	5.00%	06/20/2031	Quarterly	5,773	—	5,162	(611)
CCO Holdings Capital Corp (BB+)	USD	270,000	5.00%	06/20/2031	Quarterly	21,508	—	16,549	(4,959)
Ford Motor Co. (BBB-)	USD	135,000	5.00%	06/20/2031	Quarterly	18,583	—	21,330	2,747
Lincoln National Corp. (BBB+)	USD	135,000	1.00%	06/20/2031	Quarterly	—	(3,581)	(1,641)	1,940
Meta Platforms, Inc. (AA-)	USD	155,000	1.00%	06/20/2031	Quarterly	1,891	—	835	(1,056)
Oracle Corp. (BBB-)	USD	535,000	1.00%	06/20/2031	Quarterly	—	(12,972)	(21,780)	(8,808)
Paramount Global (BB+)	USD	300,000	1.00%	06/20/2031	Quarterly	—	(25,274)	(22,892)	2,382
Total						$50,676	$(41,827)	$(2,038)	$(10,887)
Total centrally cleared credit default swap contracts						$457,864	$(41,827)	$437,099	$21,062

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

24

Hartford Dynamic Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$27,193,046	$—	$27,193,046	$—
Foreign Government Obligations	398,492	—	398,492	—
U.S. Government Securities	22,709,706	—	22,709,706	—
Short-Term Investments	11,906,422	604,118	11,302,304	—
Swaps - Credit Default(2)	40,059	—	40,059	—
Total	$62,247,725	$604,118	$61,643,607	$—
Liabilities
Futures Contracts(2)	$(9,652)	$(9,652)	$—	$—
Swaps - Credit Default(2)	(17,956)	—	(17,956)	—
Total	$(27,608)	$(9,652)	$(17,956)	$—

(1)	For the period ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

25

Hartford Large Cap Growth ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 1.6%
10,269	Tesla, Inc.*	$3,195,815
	Capital Goods - 4.7%
3,236	Axon Enterprise, Inc.*	1,707,831
6,348	Bloom Energy Corp. Class A*	1,306,482
3,307	Carpenter Technology Corp.	1,718,516
3,807	FTAI Aviation Ltd.	784,242
2,365	Howmet Aerospace, Inc.	667,545
12,038	Kratos Defense & Security Solutions, Inc.*	560,971
10,746	Vertiv Holdings Co. Class A	2,595,911
		9,341,498
	Consumer Discretionary Distribution & Retail - 5.0%
37,100	Amazon.com, Inc.*	10,075,618
	Consumer Durables & Apparel - 0.5%
27,006	On Holding AG Class A*	978,697
	Consumer Services - 1.1%
13,976	Airbnb, Inc. Class A*	2,117,643
	Energy - 0.4%
10,321	Cameco Corp.	891,528
	Financial Services - 2.1%
3,310	Evercore, Inc. Class A	1,061,054
19,236	KKR & Co., Inc.	1,951,107
11,069	Tradeweb Markets, Inc. Class A	1,112,435
		4,124,596
	Media & Entertainment - 19.7%
59,120	Alphabet, Inc. Class A	21,054,405
6,352	Alphabet, Inc. Class C	2,265,441
34,016	EchoStar Corp. Class A*	2,860,405
9,364	Liberty Media Corp.-Liberty Formula One Class C*	918,889
11,211	Meta Platforms, Inc. Class A	6,241,276
17,946	Netflix, Inc.*	1,286,908
8,994	Reddit, Inc. Class A*	1,265,186
7,518	Spotify Technology SA*	3,758,549
		39,651,059
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
7,258	Eli Lilly & Co.	8,338,281
9,161	Illumina, Inc.*	1,878,921
13,080	Natera, Inc.*	3,502,301
		13,719,503
	Semiconductors & Semiconductor Equipment - 27.3%
3,875	Advanced Micro Devices, Inc.*	1,845,081
9,863	ARM Holdings PLC ADR*	2,364,063
2,355	ASML Holding NV	3,836,295
31,684	Broadcom, Inc.	12,333,948
2,230	Cerebras Systems, Inc. Class A*	443,123
9,563	Marvell Technology, Inc.	1,793,636
160,659	NVIDIA Corp.	32,252,294
		54,868,440
	Software & Services - 10.8%
9,664	Cloudflare, Inc. Class A*	2,696,063
7,926	Datadog, Inc. Class A*	2,123,930
22,786	Microsoft Corp.	10,589,110
26,177	Palantir Technologies, Inc. Class A*	3,221,342
21,836	Shopify, Inc. Class A*	2,558,087
10,575	Trimble, Inc.*	598,333
		21,786,865
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Technology Hardware & Equipment - 18.1%
30,648	Apple, Inc.		$9,467,474
30,240	Arista Networks, Inc.*		5,453,784
7,694	Celestica, Inc.*		2,550,099
5,273	Coherent Corp.*		1,386,219
31,689	Corning, Inc.		4,381,004
32,913	Flex Ltd.*		3,743,854
4,530	Sandisk Corp.*		5,503,180
4,413	Seagate Technology Holdings PLC		3,778,102
			36,263,716
	Telecommunication Services - 0.5%
9,161	Space Exploration Technologies Corp. Class A*(1)		992,778
	Total Common Stocks (cost $158,083,783)		$198,007,756
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.2%
$ 460,727	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2026 at 3.64%, due on 08/03/2026 with a maturity value of $460,867; collateralized by U.S. Treasury Note at 4.13%, maturing 06/30/2028, with a market value of $470,013		$460,727
	Securities Lending Collateral - 0.5%
1,011,037	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		1,011,037
	Total Short-Term Investments (cost $1,471,764)		$1,471,764
	Total Investments (cost $159,555,547)	99.3%	$199,479,520
	Other Assets and Liabilities	0.7%	1,352,573
	Net Assets	100.0%	$200,832,093
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

26

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
July 31, 2026

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$198,007,756	$198,007,756	$—	$—
Short-Term Investments	1,471,764	1,011,037	460,727	—
Total	$199,479,520	$199,018,793	$460,727	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

27

Hartford Municipal Opportunities ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
	Commercial Mortgage-Backed Securities - 1.8%
	FRETE Trust
$ 3,724,585	Series 2026-ML33, 4.51%, 10/25/2040(1)	$3,776,153
4,005,424	Series 2026-ML34, 4.63%, 12/25/2042(1)	4,080,758
5,616,112	Series 2026-ML35, 5.06%, 01/25/2043(1)	5,909,589
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $14,208,308)	$13,766,500
MUNICIPAL BONDS - 94.6%
	Alabama - 7.5%
1,865,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$2,006,336
	Black Belt Energy Gas Dist, AL, Rev
3,430,000	5.00%, 07/01/2033	3,547,090
2,070,000	5.00%, 10/01/2033	2,166,129
1,585,000	5.00%, 12/01/2034	1,664,142
4,960,000	5.00%, 10/01/2035	5,111,844
1,155,000	5.00%, 12/01/2035	1,199,152
1,200,000	5.00%, 10/01/2055(1)	1,242,977
2,000,000	5.25%, 12/01/2027	2,045,982
1,825,000	5.25%, 02/01/2053(1)	1,902,747
330,000	5.25%, 12/01/2053(1)	350,881
	Energy Southeast A Cooperative Dist, AL, Rev
5,135,000	5.00%, 11/01/2033	5,373,514
2,335,000	5.50%, 11/01/2053(1)	2,466,071
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,720,656
	Southeast Energy Auth A Cooperative Dist, AL, Rev
16,000,000	5.00%, 10/01/2030	16,959,693
1,295,000	5.00%, 09/01/2035	1,371,710
2,440,000	5.00%, 11/01/2035	2,524,817
4,000,000	5.00%, 05/01/2055(1)	4,218,500
1,855,000	5.25%, 03/01/2055(1)	1,890,986
415,000	5.50%, 01/01/2053(1)	438,640
		59,201,867
	Alaska - 1.5%
1,500,000	Alaska Housing Finance Corp., AK, Rev 2.90%, 12/01/2044	1,191,859
3,150,000	CIVICVentures, AK, Rev 5.00%, 09/01/2038	3,326,496
	Municipality of Anchorage, AK, Rev,
1,740,000	(AG) 5.25%, 02/01/2038	1,885,226
1,495,000	(AG) 5.25%, 02/01/2039	1,607,589
1,250,000	(AG) 5.25%, 02/01/2040	1,333,235
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,219,076
1,215,000	State of Alaska International Airports System, AK, Rev 5.00%, 10/01/2034	1,341,060
		11,904,541
	Arizona - 0.9%
	Arizona Industrial Dev Auth, AZ, Rev,
665,000	(FHLMC), (FNMA), (GNMA) 4.05%, 10/01/2031	678,155
270,000	(FHLMC), (FNMA), (GNMA) 4.15%, 10/01/2032	273,500
280,000	(FHLMC), (FNMA), (GNMA) 4.25%, 10/01/2033	285,176
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	506,311
	Maricopa County Industrial Dev Auth, AZ, Rev
230,000	4.00%, 10/15/2047(2)	197,475
195,000	5.00%, 09/01/2031	201,390
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Arizona - 0.9% - (continued)
$ 1,600,000	5.00%, 01/01/2038(3)	$1,742,822
	Tempe Industrial Dev Auth, AZ, Rev
880,000	3.50%, 12/01/2030	870,121
1,190,000	4.38%, 12/01/2036	1,191,279
1,000,000	5.38%, 12/01/2046	1,026,191
		6,972,420
	California - 5.5%
795,000	Bay Area Toll Auth, CA, Rev 2.46%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	792,851
	California Community Choice Financing Auth, CA, Rev
4,415,000	5.00%, 11/01/2033	4,673,700
1,230,000	5.00%, 07/01/2035	1,328,881
2,730,000	5.00%, 12/01/2035	2,911,517
5,530,000	5.00%, 06/01/2036	5,885,884
2,000,000	5.00%, 05/01/2054(1)	2,086,708
5,040,000	5.00%, 12/01/2055(1)	5,188,481
1,430,000	5.00%, 01/01/2056(1)	1,443,436
4,000,000	5.00%, 10/01/2056(1)	4,221,211
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	206,558
1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 12/01/2032	1,074,002
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	183,998
600,000	(BAM) 4.00%, 05/15/2037	604,416
2,250,000	5.00%, 06/30/2027	2,277,481
285,000	5.00%, 01/01/2041(2)	287,874
1,000,000	5.00%, 09/01/2060	1,017,736
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	467,279
450,000	4.00%, 09/01/2046	409,853
525,000	4.00%, 09/01/2051	453,320
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(4)	118,343
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	530,001
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2045	1,065,756
	Orange County Community Facs Dist, CA, Special Tax
125,000	5.00%, 08/15/2032	130,327
115,000	5.00%, 08/15/2033	120,332
200,000	5.00%, 08/15/2034	209,491
175,000	5.00%, 08/15/2035	183,228
200,000	5.00%, 08/15/2036	208,895
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	649,757
1,815,000	River Islands Public Financing Auth, CA, Special Tax, (AG) 0.00%, 09/01/2055(4)	401,866
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	100,846
885,000	San Bernardino Community College Dist, CA, GO 0.00%, 08/01/2046(4)	328,465
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
235,000	(NPFG) 0.00%, 01/15/2032(4)	193,584
70,000	(NPFG) 0.00%, 01/15/2035(4)	50,805
1,250,000	4.00%, 01/15/2034	1,273,546
	University of California, CA, Rev
585,000	5.25%, 05/15/2040	676,522
925,000	5.50%, 05/15/2040	1,051,451
		42,808,401
	Colorado - 2.0%
	Baseline Metropolitan Dist No. 1, CO, GO,
375,000	(AG) 5.00%, 12/01/2030	402,161
The accompanying notes are an integral part of these financial statements.

28

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Colorado - 2.0% - (continued)
$ 635,000	(AG) 5.00%, 12/01/2032	$683,679
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,204,445
	Colorado Health Facs Auth, CO, Rev
170,000	4.00%, 12/01/2040	161,781
1,580,000	5.00%, 12/01/2034	1,702,177
1,000,000	5.00%, 12/01/2035	1,071,427
1,515,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 11/01/2055	1,691,021
620,000	Denver City & County Housing Auth, CO, Rev 5.00%, 06/01/2029	640,889
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	160,617
1,280,000	E-470 Public Highway Auth, CO, Rev 0.00%, 09/01/2039(4)	710,441
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,071,477
450,000	Park Creek Metropolitan Dist, CO, Tax Allocation, (AG) 5.00%, 12/01/2032	490,887
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	348,016
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	471,459
400,000	5.00%, 07/15/2029	416,479
500,000	5.00%, 01/15/2030	523,086
100,000	5.00%, 07/15/2032	105,009
2,275,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(2)	2,409,379
715,000	University of Colorado Hospital Auth, CO, Rev 5.00%, 11/15/2029	760,963
		16,025,393
	Connecticut - 2.2%
1,500,000	Aquarion Water Auth, CT, Rev, (BAM) 0.00%, 08/01/2043(4)	680,084
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	103,266
140,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	140,704
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,000,000	2.95%, 07/01/2049(1)	1,001,180
250,000	5.00%, 08/01/2038	272,955
400,000	5.00%, 08/01/2039	432,475
3,500,000	5.00%, 07/01/2040	3,759,490
750,000	5.00%, 08/01/2040	808,098
	Connecticut State Higher Education Supplement Loan Auth, CT, Rev
280,000	5.00%, 11/15/2034	293,811
100,000	5.00%, 11/15/2036	104,416
3,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	3,018,975
	State of Connecticut, CT, GO
845,000	3.00%, 06/01/2038	745,565
6,225,000	5.00%, 10/15/2031	6,248,451
		17,609,470
	District of Columbia - 0.2%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	250,491
455,000	5.00%, 07/01/2042	449,432
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	531,299
		1,231,222
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Florida - 3.2%
$ 725,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030	$725,011
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	187,948
500,000	Capital Trust Auth, FL, Rev 5.00%, 07/01/2045(2)	487,270
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	125,271
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	246,826
	County of Lee Airport, FL, Rev
1,000,000	5.25%, 10/01/2037	1,101,663
1,000,000	5.25%, 10/01/2038	1,092,933
1,215,000	5.25%, 10/01/2039	1,316,870
1,000,000	5.25%, 10/01/2040	1,078,312
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,147,180
200,000	5.00%, 10/01/2036	210,238
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	386,822
	Florida Local Government Finance Commission, FL, Rev
2,155,000	4.20%, 11/15/2030(2)	2,159,750
335,000	6.63%, 11/15/2045(2)	359,693
	Greater Orlando Aviation Auth, FL, Rev
1,650,000	5.00%, 10/01/2036	1,773,426
1,000,000	5.25%, 11/01/2034	1,059,724
1,155,000	5.25%, 11/01/2035	1,216,619
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	160,119
500,000	Middleton Community Dev Dist A, FL, Special Assessment 4.75%, 05/01/2055	451,304
250,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	261,129
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	895,336
	Palm Beach County Health Facs Auth, FL, Rev
420,000	5.13%, 05/15/2046	420,127
665,000	5.63%, 05/15/2061	665,880
	Polk County Industrial Dev Auth, FL, Rev
300,000	5.00%, 01/01/2029	304,903
190,000	5.00%, 01/01/2055	178,362
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	364,633
1,400,000	USF Financing Corp., FL, Rev 5.00%, 07/01/2034	1,545,772
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	146,373
1,155,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,182,879
495,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.80%, 05/01/2055(2)	459,194
	Village Community Dev Dist No. 16, FL, Special Assessment
1,860,000	4.00%, 05/01/2035	1,818,715
1,250,000	4.50%, 05/01/2040	1,219,820
		24,750,102
	Georgia - 3.3%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,367,644
	Dev Auth for Fulton County, GA, Rev
1,750,000	5.00%, 07/01/2036(2)	1,808,054
350,000	5.00%, 06/01/2038	379,679
The accompanying notes are an integral part of these financial statements.

29

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Georgia - 3.3% - (continued)
$ 400,000	5.00%, 06/01/2039	$429,783
	Dev Auth of Cobb County, GA, Rev
650,000	5.00%, 06/15/2031	681,710
400,000	5.00%, 06/15/2032	420,346
1,145,000	5.00%, 06/15/2034	1,207,424
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	225,387
3,870,000	Main Street Energy, Inc., GA, Rev 5.00%, 10/01/2033	4,052,153
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,965,051
1,760,000	5.00%, 07/01/2053(1)	1,840,879
475,000	5.00%, 09/01/2053(1)	498,852
1,225,000	5.00%, 12/01/2053(1)	1,289,683
275,000	5.00%, 04/01/2054(1)	288,937
2,380,000	5.00%, 05/01/2054(1)	2,506,930
1,810,000	5.00%, 12/01/2054(1)	1,917,155
1,000,000	5.00%, 06/01/2055(1)	1,061,109
	Municipal Electric Auth of Georgia, GA, Rev,
1,000,000	(AG) 5.00%, 07/01/2048	1,023,079
520,000	5.00%, 07/01/2052	522,985
	Savannah Georgia Convention Center Auth, GA, Rev,
300,000	(AG) 5.00%, 06/01/2040	318,339
450,000	(AG) 5.25%, 06/01/2041	485,468
450,000	(AG) 5.25%, 06/01/2042	483,896
310,000	5.25%, 06/01/2061	300,107
		26,074,650
	Guam - 0.2%
	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev
820,000	5.00%, 01/01/2031	863,001
500,000	5.25%, 01/01/2037	536,057
500,000	5.25%, 01/01/2038	532,412
		1,931,470
	Idaho - 0.1%
880,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	945,120
	Illinois - 8.4%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	254,451
380,000	5.25%, 04/01/2035	407,162
250,000	5.25%, 04/01/2036	266,911
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(4)	108,738
500,000	5.00%, 12/01/2028	507,287
1,100,000	5.00%, 12/01/2032	1,109,975
400,000	5.00%, 12/01/2046	361,658
2,500,000	5.25%, 12/01/2036	2,519,956
1,745,000	5.75%, 12/01/2050	1,752,353
3,000,000	6.00%, 12/01/2037	3,224,184
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	401,644
	Chicago O'Hare International Airport, IL, Rev,
200,000	(BAM) 5.00%, 01/01/2037	213,830
1,785,000	(BAM) 5.00%, 01/01/2038	1,897,977
1,700,000	5.50%, 07/01/2040	1,819,669
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	730,461
75,000	(NPFG) 5.50%, 01/01/2030	78,269
530,000	City of Chicago Waterworks, IL, Rev, (AG) 5.00%, 11/01/2037	561,973
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Illinois - 8.4% - (continued)
$ 1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	$1,353,237
	City of Joliet Waterworks & Sewerage, IL, Rev,
1,800,000	(BAM) 5.00%, 01/01/2039	1,911,960
875,000	(BAM) 5.00%, 01/01/2040	923,525
	Illinois Finance Auth, IL, Rev
665,000	3.65%, 05/01/2031	659,229
640,000	4.00%, 07/15/2039	621,697
460,000	5.00%, 10/01/2027	471,612
235,000	5.00%, 08/15/2033	248,678
4,145,000	5.00%, 11/15/2035	4,557,444
150,000	5.00%, 11/15/2045	147,625
	Illinois Housing Dev Auth, IL, Rev,
6,185,000	(FHLMC), (FNMA), (GNMA) 2.45%, 02/01/2038(1)	6,185,000
2,160,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	2,242,147
705,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	749,684
365,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	384,924
2,175,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	2,324,527
770,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	839,760
150,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AG) 0.00%, 02/01/2027(4)	147,531
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2041	1,041,368
1,005,000	(AG) 5.00%, 01/01/2042	1,039,225
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	763,017
550,000	5.00%, 01/01/2030	582,642
1,500,000	5.00%, 01/01/2034	1,637,391
845,000	5.00%, 01/01/2037	878,144
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AG) 5.00%, 01/01/2029	250,537
250,000	(AG) 5.00%, 01/01/2030	264,273
1,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2035	1,086,851
	State of Illinois, IL, GO
1,645,000	5.00%, 05/01/2027	1,670,216
6,000,000	5.00%, 09/01/2040	6,304,430
4,750,000	5.00%, 12/01/2042	4,921,716
4,320,000	5.25%, 04/01/2043	4,598,514
550,000	5.50%, 03/01/2042	583,401
100,000	Village of Bolingbrook, IL, GO, (AG) 5.00%, 01/01/2028	102,974
		65,709,777
	Indiana - 1.4%
256,571	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	235,324
	City of Whiting, IN, Rev
1,210,000	4.00%, 12/01/2044(1)	1,207,815
2,550,000	4.40%, 11/01/2045(1)	2,604,051
	Danville Multi-School Building Corp., IN, Rev,
750,000	(ST INTERCEPT) 5.00%, 01/15/2034	824,092
440,000	(ST INTERCEPT) 5.00%, 07/15/2034	484,333
650,000	(ST INTERCEPT) 5.00%, 07/15/2035	725,095
750,000	Indiana Municipal Power Agency, IN, Rev, (AG) 5.00%, 01/01/2034	833,230
	Indiana Secondary Market for Education Loans, Inc., IN, Rev
1,900,000	5.00%, 06/01/2032	1,964,489
The accompanying notes are an integral part of these financial statements.

30

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Indiana - 1.4% - (continued)
$ 380,000	5.00%, 06/01/2034	$391,753
	Indianapolis Local Public Improvement Bond Bank, IN, Rev
230,000	5.00%, 01/01/2040	246,764
425,000	5.00%, 01/01/2041	452,663
500,000	5.00%, 01/01/2042	530,551
750,000	5.00%, 01/01/2043	792,751
		11,292,911
	Iowa - 1.0%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	580,197
	Iowa Student Loan Liquidity Corp., IA, Rev
2,800,000	5.00%, 12/01/2030	2,962,263
1,415,000	5.00%, 12/01/2033	1,491,768
1,270,000	5.00%, 12/01/2035	1,316,685
1,585,000	PEFA, Inc. IA, Rev 5.00%, 04/01/2035	1,661,766
		8,012,679
	Kentucky - 1.7%
	Kentucky Bond Dev Corp., KY, Rev
1,250,000	5.00%, 10/31/2041	1,325,425
1,000,000	5.00%, 10/31/2042	1,054,652
	Kentucky Higher Education Student Loan Corp., KY, Rev
890,000	5.00%, 06/01/2028	900,794
1,020,000	5.00%, 06/01/2029	1,036,140
1,190,000	5.00%, 06/01/2030	1,212,455
1,190,000	5.00%, 06/01/2031	1,216,650
1,510,000	Kentucky Municipal Power Agency, KY, Rev, (AG) 5.00%, 09/01/2036	1,676,809
1,250,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	1,319,451
3,240,000	Louisville/Jefferson County Metropolitan Government, KY, Rev 5.00%, 10/01/2037	3,502,935
		13,245,311
	Louisiana - 1.7%
	City of New Orleans, LA, GO
1,285,000	5.00%, 12/01/2028	1,329,868
1,850,000	5.00%, 12/01/2029	1,932,784
250,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2040	265,173
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	310,790
1,135,000	Louisiana Housing Corp., LA, Rev, (FHLMC), (FNMA), (GNMA) 2.35%, 12/01/2040	889,755
	Louisiana Public Facs Auth, LA, Rev
1,445,000	5.00%, 05/15/2030	1,529,289
270,000	(AG) 5.00%, 01/01/2035	298,132
230,000	(AG) 5.00%, 07/01/2035	254,356
270,000	(AG) 5.00%, 01/01/2036	297,464
245,000	(AG) 5.00%, 07/01/2036	268,641
	New Orleans Aviation Board, LA, Rev
150,000	5.00%, 01/01/2029	157,213
200,000	5.00%, 01/01/2030	212,123
2,855,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	2,859,366
	Parish of St. John the Baptist, LA, Rev
1,280,000	3.00%, 06/01/2037(1)	1,271,261
1,160,000	3.30%, 06/01/2037(1)	1,181,902
		13,058,117
	Maine - 0.0%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AG), (ST INTERCEPT) 4.00%, 07/01/2035	276,805
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Maryland - 0.5%
	Maryland Health & Higher Educational Facs Auth, MD, Rev
$ 1,095,000	5.00%, 07/01/2038	$1,144,473
500,000	5.00%, 07/01/2040	514,412
475,000	5.00%, 07/01/2049	482,415
2,000,000	5.00%, 08/15/2056(1)	2,158,225
		4,299,525
	Massachusetts - 4.3%
800,000	Commonwealth of Massachusetts, MA, GO 5.25%, 06/01/2056	841,613
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	5.00%, 07/01/2027	1,015,488
575,000	5.00%, 01/01/2028	586,426
585,000	5.00%, 01/01/2029	606,405
1,085,000	5.00%, 07/01/2029	1,132,216
390,000	5.00%, 10/01/2029	408,332
555,000	5.00%, 01/01/2030	580,834
680,000	5.00%, 07/01/2031	685,929
2,335,000	5.00%, 10/01/2031	2,514,805
675,000	5.00%, 07/01/2034	675,908
4,430,000	5.00%, 12/01/2036	4,863,324
1,000,000	5.00%, 06/01/2038	1,068,911
750,000	5.00%, 07/01/2038	805,802
1,000,000	5.00%, 12/01/2038(3)	1,064,147
1,000,000	5.00%, 07/01/2039	1,064,902
945,000	5.00%, 06/01/2040	997,006
2,880,000	5.00%, 07/01/2040	3,006,219
350,000	5.00%, 07/01/2044	349,743
105,000	5.00%, 07/01/2046(2)	103,680
535,000	5.00%, 07/01/2055	539,162
380,000	5.00%, 10/01/2057(2)	360,774
1,000,000	5.00%, 07/01/2060(2)	919,992
1,650,000	5.25%, 07/01/2041(2)	1,693,766
930,000	5.50%, 10/01/2031	992,388
960,000	5.50%, 10/01/2032	1,030,822
110,000	Massachusetts Educational Financing Auth, MA, Rev 5.00%, 07/01/2027	111,506
1,400,000	Massachusetts Health & Educational Facs Auth, MA, Rev 2.00%, 07/01/2027(1)	1,400,000
	Massachusetts Port Auth, MA, Rev
500,000	5.00%, 07/01/2031	537,398
1,140,000	5.00%, 07/01/2032	1,231,579
2,250,000	5.00%, 07/01/2033	2,445,064
		33,634,141
	Michigan - 1.5%
500,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	549,451
970,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	990,884
895,000	Detroit Regional Convention Facility Auth, MI, Rev 5.00%, 10/01/2036	959,854
1,000,000	Great Lakes Water Auth Water Supply System, MI, Rev 3.45%, 07/01/2056(1)	1,001,830
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,093,002
750,000	5.00%, 11/01/2032	776,447
600,000	5.25%, 02/29/2040	629,233
100,000	5.25%, 02/28/2041	104,241
	Michigan State Housing Dev Auth, MI, Rev
2,000,000	2.50%, 06/01/2052	1,303,278
425,000	3.45%, 12/01/2030	424,078
185,000	4.25%, 06/01/2049	185,922
130,000	4.25%, 12/01/2049	130,786
965,000	5.75%, 06/01/2054	1,022,158
	Michigan Strategic Fund, MI, Rev
695,000	3.35%, 10/01/2049(1)	693,164
The accompanying notes are an integral part of these financial statements.

31

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Michigan - 1.5% - (continued)
$ 540,000	3.88%, 06/01/2053(1)	$535,372
1,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2050	1,168,400
		11,568,100
	Minnesota - 0.3%
368,523	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	317,955
750,000	Minnesota Health & Education Facs Auth, MN, Rev 3.00%, 10/01/2038	642,362
	Minnesota Housing Finance Agency, MN, Rev,
470,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	485,365
485,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	505,047
		1,950,729
	Mississippi - 0.5%
4,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	4,154,038
	Missouri - 0.9%
	City of St. Louis Airport, MO, Rev,
750,000	(AG) 5.00%, 07/01/2037	815,462
100,000	(AG) 5.00%, 07/01/2039	106,890
850,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.00%, 01/01/2050(1)	759,169
	Metropolitan St. Louis Sewer Dist, MO, Rev
900,000	5.00%, 05/01/2038	1,000,830
2,405,000	5.00%, 05/01/2039	2,645,490
	Missouri Housing Dev Commission, MO, Rev,
205,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2031	221,589
225,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2032	239,674
450,000	(FHLMC), (FNMA), (GNMA) 5.00%, 05/01/2033	482,126
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	668,070
		6,939,300
	Montana - 0.1%
815,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2065(1)	859,509
	Nebraska - 0.1%
500,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	507,439
	Nevada - 0.2%
250,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	247,256
280,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	289,836
1,665,000	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA) 3.25%, 10/01/2044	1,377,811
		1,914,903
	New Hampshire - 2.9%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,304,621
4,225,000	5.00%, 12/01/2035	4,528,918
650,000	(BAM) 5.00%, 06/01/2036	700,412
715,000	(BAM) 5.00%, 12/01/2036	768,255
860,000	(BAM) 5.00%, 12/01/2037	918,155
665,000	(BAM) 5.00%, 12/01/2038	705,758
2,955,000	5.10%, 12/20/2042	3,022,568
1,350,000	5.25%, 02/01/2037(3)	1,475,413
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	New Hampshire - 2.9% - (continued)
$ 5,000,000	5.25%, 06/01/2041	$5,268,802
3,705,000	New Hampshire Housing Finance Auth, NH, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 01/01/2057	4,192,988
		22,885,890
	New Jersey - 0.4%
1,615,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2033	1,726,841
750,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2035	830,921
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	257,944
		2,815,706
	New Mexico - 0.8%
4,250,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	3,939,684
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(FHLMC), (FNMA), (GNMA) 2.70%, 09/01/2047	543,132
20,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	20,055
1,505,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	1,634,673
		6,137,544
	New York - 5.8%
750,000	Albany Capital Resource Corp., NY, Rev 5.00%, 05/01/2035	825,172
1,440,000	Build NYC Resource Corp., NY, Rev 5.00%, 12/15/2031	1,431,871
	City of New York, NY, GO
530,000	5.00%, 04/01/2036	543,943
1,000,000	5.25%, 02/01/2053	1,035,405
515,000	Empire State Dev Corp., NY, Rev 5.00%, 03/15/2038	523,384
2,559,377	FHLMC Multifamily VRD Certificates, NY, Rev 4.60%, 06/25/2042(1)	2,518,065
	Metropolitan Transportation Auth, NY, Rev
195,000	5.00%, 11/15/2033	208,760
750,000	5.00%, 11/15/2035	834,716
1,000,000	5.00%, 11/15/2045(1)	1,058,144
	New York City Health & Hospitals Corp., NY, Rev
455,000	5.00%, 02/15/2036	507,125
750,000	5.00%, 02/15/2037	830,507
2,500,000	New York City Housing Dev Corp., NY, Rev 5.25%, 12/15/2031	2,556,359
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AG) 3.00%, 01/01/2033	645,108
150,000	(AG) 5.00%, 03/01/2030	159,384
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,011,120
1,365,000	5.00%, 06/15/2044	1,460,360
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
10,000,000	3.05%, 02/01/2045(1)	10,000,000
200,000	5.00%, 05/01/2037	216,346
1,930,000	5.00%, 05/01/2038	2,054,414
1,030,000	5.00%, 05/01/2042	1,095,116
1,890,000	New York Energy Finance Dev Corp., NY, Rev 5.00%, 07/01/2056(1)	1,921,668
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	430,836
2,175,000	5.00%, 11/15/2044(2)	2,177,983
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	826,032
750,000	5.25%, 07/01/2050	741,027
The accompanying notes are an integral part of these financial statements.

32

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	New York - 5.8% - (continued)
$ 320,000	(AG) 5.50%, 07/01/2055	$337,142
1,800,000	New York State Housing Finance Agency, NY, Rev 2.30%, 11/15/2037(1)	1,800,000
	New York Transportation Dev Corp., NY, Rev,
370,000	(AG) 0.00%, 12/31/2054(5)	241,721
865,000	6.00%, 06/30/2041	947,811
4,570,000	6.00%, 06/30/2055	4,797,688
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	500,655
800,000	5.00%, 11/15/2035	803,826
290,000	5.00%, 12/01/2037	307,814
		45,349,502
	North Carolina - 2.2%
2,570,000	Cumberland County Industrial Facs & Pollution Control Financing Auth, NC, Rev 3.13%, 12/01/2027(1)	2,568,213
770,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	825,448
	North Carolina Housing Finance Agency, NC, Rev,
570,000	(FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	570,708
595,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	656,359
	North Carolina Medical Care Commission, NC, Rev
5,000,000	2.50%, 11/01/2034(1)	5,000,000
545,000	3.40%, 10/01/2029	545,192
1,285,000	3.45%, 11/01/2030	1,260,728
670,000	3.90%, 01/01/2029	670,305
1,455,000	4.00%, 09/01/2051	1,198,023
325,000	4.25%, 09/01/2028	325,656
1,075,000	5.00%, 06/01/2032	1,076,370
395,000	5.00%, 01/01/2038	401,651
145,000	5.00%, 01/01/2039	136,910
965,000	5.00%, 11/01/2040	1,004,669
210,000	5.00%, 01/01/2044	211,347
500,000	5.50%, 09/01/2054	500,911
		16,952,490
	Ohio - 1.7%
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	930,066
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	103,329
	County of Allen Hospital Facs, OH, Rev
250,000	5.00%, 12/01/2029	264,529
2,895,000	5.00%, 11/01/2039	3,072,544
4,245,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	4,318,054
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	849,190
	Ohio Housing Finance Agency, OH, Rev,
370,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2032	422,742
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2033	413,637
250,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2034	290,458
625,000	(FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055	674,228
	State of Ohio, OH, Rev
360,000	2.75%, 01/01/2052(1)	356,885
1,430,000	5.00%, 01/01/2029	1,499,782
		13,195,444
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Oklahoma - 0.2%
$ 1,000,000	Oklahoma Municipal Power Auth, OK, Rev, (AG) 5.00%, 01/01/2037	$1,099,078
590,000	Oklahoma Turnpike Auth, OK, Rev 5.00%, 01/01/2039	649,728
		1,748,806
	Oregon - 0.8%
	Albany Hospital Facility Auth, OR, Rev
745,000	3.20%, 11/15/2029	742,783
1,365,000	5.00%, 05/15/2036	1,451,330
	Lincoln County School Dist, OR, GO,
425,000	(SCH BD GTY) 5.00%, 06/15/2035(1)(5)	478,110
210,000	(SCH BD GTY) 5.00%, 06/15/2036(1)(5)	234,862
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(4)	12,204
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(4)	68,488
575,000	Port of Portland Airport, OR, Rev 5.00%, 07/01/2030	610,373
40,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	40,318
	State of Oregon Housing & Community Services Department, OR, Rev
3,800,000	2.38%, 01/01/2045	2,705,619
15,000	4.50%, 01/01/2049	15,028
5,000	State of Oregon, OR, GO 4.00%, 12/01/2048	5,006
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(4)	73,695
		6,437,816
	Pennsylvania - 2.6%
135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	135,358
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AG) 5.00%, 09/01/2036	804,947
	Coatesville School Dist, PA, GO,
3,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,139,978
230,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2040	244,797
2,000,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2042	2,122,985
605,000	(AG), (ST AID WITHHLDG) 5.25%, 11/15/2043	638,319
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	483,260
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2037	617,839
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	268,068
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	230,162
240,000	5.00%, 12/01/2044	240,795
100,000	5.00%, 12/01/2046	97,148
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
465,000	(AG) 5.00%, 01/01/2038	489,786
290,000	(AG) 5.00%, 01/01/2040	303,058
100,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2038	105,518
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	248,689
The accompanying notes are an integral part of these financial statements.

33

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Pennsylvania - 2.6% - (continued)
$ 750,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2037	$754,483
90,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	89,956
1,500,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2042	1,520,505
1,000,000	Philadelphia Housing Auth, PA, Rev 5.00%, 03/01/2028	1,032,784
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AG) 5.00%, 09/01/2034	15,737
1,245,000	(AG) 5.00%, 09/01/2036	1,360,425
	School Dist of Philadelphia, PA, GO,
875,000	(ST AID WITHHLDG) 5.00%, 09/01/2035	953,751
1,500,000	(ST AID WITHHLDG) 5.00%, 09/01/2040	1,614,007
1,500,000	(ST AID WITHHLDG) 5.00%, 09/01/2041	1,605,930
1,250,000	(ST AID WITHHLDG) 5.00%, 09/01/2042	1,332,488
		20,450,773
	Puerto Rico - 1.4%
2,967,077	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	3,026,018
	Puerto Rico Sales Tax Financing Corp., PR, Rev
4,716,000	0.00%, 07/01/2027(4)	4,582,918
2,500,000	4.33%, 07/01/2040	2,440,987
625,000	5.00%, 07/01/2058	600,499
		10,650,422
	Rhode Island - 1.6%
	City of Pawtucket, RI, GO,
500,000	(AG) 5.00%, 11/01/2040	531,475
625,000	(AG) 5.00%, 11/01/2041	663,096
500,000	(AG) 5.00%, 11/01/2042	529,396
	Providence Public Building Auth, RI, Rev,
1,000,000	(AG) 5.00%, 09/15/2037	1,063,914
665,000	(AG) 5.00%, 09/15/2038	702,825
	Rhode Island Health & Educational Building Corp., RI, Rev,
670,000	(AG) 5.00%, 07/01/2038	695,811
215,000	(AG) 5.63%, 07/01/2065	215,140
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	409,067
765,000	5.00%, 12/01/2028	792,388
950,000	5.00%, 12/01/2029	993,392
2,215,000	5.00%, 12/01/2031	2,342,080
1,750,000	5.00%, 12/01/2032	1,853,852
1,800,000	5.00%, 12/01/2033	1,911,685
		12,704,121
	South Carolina - 1.0%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	834,664
	South Carolina Jobs-Economic Dev Auth, SC, Rev
945,000	4.00%, 12/01/2030	945,216
1,500,000	5.00%, 11/01/2036	1,612,097
345,000	5.00%, 11/01/2037	367,611
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	503,556
625,000	4.00%, 12/01/2038	606,208
	South Carolina State Housing Finance & Dev Auth, SC, Rev
985,000	5.75%, 01/01/2054	1,056,698
1,395,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	1,560,040
		7,486,090
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	South Dakota - 0.9%
$ 2,215,000	South Dakota Health & Educational Facs Auth, SD, Rev 5.00%, 11/01/2052(1)	$2,317,490
	South Dakota Housing Dev Auth, SD, Rev
180,000	4.50%, 11/01/2048	181,252
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	226,097
3,830,000	(FHLMC), (FNMA), (GNMA) 6.25%, 05/01/2056	4,261,959
		6,986,798
	Tennessee - 0.7%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
515,000	5.00%, 05/01/2035	552,033
2,510,000	5.00%, 07/01/2035	2,744,762
195,000	5.00%, 05/01/2038	204,629
	Tennessee Energy Acquisition Corp., TN, Rev
365,000	5.00%, 02/01/2027	367,433
1,500,000	5.00%, 11/01/2034	1,572,922
35,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	35,127
		5,476,906
	Texas - 10.5%
1,380,000	Allen Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2035	1,526,193
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	162,340
	Boerne Independent School Dist, TX, GO,
1,025,000	(PSF-GTD) 3.13%, 02/01/2053(1)	1,025,147
225,000	(PSF-GTD) 4.00%, 02/01/2054(1)	228,318
	Brazos Higher Education Auth, Inc., TX, Rev
2,500,000	5.00%, 04/01/2031	2,605,095
1,300,000	5.00%, 04/01/2033	1,361,125
2,000,000	5.00%, 04/01/2034	2,078,346
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,438,992
505,000	4.00%, 01/01/2036	507,843
1,490,000	5.00%, 01/01/2046	1,523,003
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,104,355
4,200,000	5.00%, 11/15/2043	4,361,387
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,534,944
100,000	4.00%, 08/15/2034	99,617
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	541,595
	City of San Antonio Electric & Gas Systems, TX, Rev
1,235,000	2.90%, 02/01/2055(1)	1,224,682
2,010,000	3.08%, 02/01/2055(1)	1,999,089
	Clifton Higher Education Finance Corp., TX, Rev,
425,000	(PSF-GTD) 5.00%, 04/01/2035	461,652
350,000	(PSF-GTD) 5.00%, 04/01/2036	377,912
400,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2034	439,272
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,610,976
4,500,000	5.00%, 11/01/2032	4,857,630
1,000,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2035	1,085,567
1,735,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2035	1,904,822
2,645,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2036	2,900,353
1,350,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	1,368,347
The accompanying notes are an integral part of these financial statements.

34

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Texas - 10.5% - (continued)
$ 450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	$462,054
	Harris County-Houston Sports Auth, TX, Rev,
1,510,000	(AG) 5.00%, 11/15/2032	1,635,996
1,780,000	(AG) 5.00%, 11/15/2033	1,940,714
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	417,108
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	899,563
800,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2027(4)	776,021
	New Hope Cultural Education Facs Finance Corp., TX, Rev
675,000	4.25%, 10/01/2030	675,018
550,000	5.00%, 11/01/2046	464,823
1,410,000	North East Texas Regional Mobility Auth, TX, Rev 5.00%, 01/01/2037	1,520,902
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(1)	1,237,751
2,500,000	(PSF-GTD) 3.55%, 06/01/2050(1)	2,510,223
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,989,161
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	534,105
	State of Texas, TX, GO
5,300,000	2.35%, 12/01/2050(1)	5,300,000
7,000,000	5.00%, 08/01/2033	7,607,821
1,290,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/15/2051(1)	1,392,053
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	923,328
2,125,000	(GNMA) 3.00%, 03/01/2050	1,587,706
1,430,000	(GNMA) 3.63%, 09/01/2044	1,255,649
4,900,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	5,078,413
3,000,000	Texas Municipal Gas Acquisition & Supply Corp. VI, TX, Rev 5.00%, 01/01/2036	3,090,913
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	503,728
	Texas State University System, TX, Rev
1,000,000	5.00%, 03/15/2032(3)	1,074,597
250,000	5.00%, 03/15/2036(3)	273,193
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	115,346
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	213,236
250,000	4.00%, 09/01/2035	234,577
		82,042,601
	Utah - 1.7%
590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	598,857
1,670,000	Deseret Public Infrastructure Dist No. 2, UT, Special Assessment 6.13%, 12/01/2046(2)	1,688,886
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2035	1,107,860
1,000,000	(AG) 5.00%, 06/01/2036	1,097,995
500,000	Mida Cormont Public Infrastructure Dist, UT, GO 0.00%, 06/01/2055(2)(5)	437,425
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
2,930,000	5.13%, 06/15/2054(2)	2,863,791
3,000,000	6.00%, 06/15/2054(2)	3,080,537
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Utah - 1.7% - (continued)
$ 1,120,000	Resort Core Public Infrastructure Dist No. 1, UT, GO 5.38%, 03/01/2046	$1,111,951
1,345,000	Utah City West Public Infrastructure Dist No. 1, UT, Special Assessment 5.00%, 12/01/2041(2)	1,350,245
		13,337,547
	Virginia - 2.0%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,396,507
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	753,881
	Lynchburg Economic Dev Auth, VA, Rev
3,750,000	5.00%, 01/01/2038	4,011,147
1,250,000	5.00%, 01/01/2039	1,326,030
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	620,744
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	994,485
1,100,000	4.00%, 07/01/2034	1,084,238
1,000,000	4.00%, 01/01/2036	969,235
690,000	5.00%, 12/01/2028	717,896
805,000	5.00%, 12/01/2029	847,714
725,000	5.00%, 12/01/2030	770,602
1,040,000	5.00%, 12/01/2031	1,112,779
835,000	5.00%, 07/01/2035	867,296
350,000	5.00%, 12/31/2047	351,470
		15,824,024
	Washington - 3.2%
185,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	193,233
5,180,000	Port of Seattle, WA, GO 5.00%, 01/01/2033	5,223,981
1,600,000	Port of Seattle, WA, Rev 5.25%, 07/01/2039	1,716,945
1,450,000	Seattle Housing Auth, WA, Rev 5.00%, 12/01/2029	1,501,738
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,366,784
2,500,000	5.00%, 10/01/2035	2,730,926
2,040,000	5.00%, 09/01/2037	2,188,421
1,200,000	5.00%, 09/01/2038	1,277,189
1,500,000	5.00%, 09/01/2039	1,584,938
1,725,000	5.00%, 10/01/2042	1,725,140
	Washington State Housing Finance Commission, WA, Rev
500,000	5.00%, 01/01/2031(2)	501,818
400,000	5.00%, 07/01/2035	437,882
405,000	5.00%, 07/01/2036	441,846
475,000	5.00%, 07/01/2037	514,662
525,000	5.00%, 07/01/2038	564,044
3,105,000	(BAM) 5.00%, 07/01/2045(2)	3,149,783
		25,119,330
	West Virginia - 0.5%
	County of Ohio Special Dist Excise Tax, WV, Rev,
550,000	(AG) 5.00%, 06/01/2031	587,931
500,000	(AG) 5.00%, 06/01/2032	538,536
500,000	(AG) 5.00%, 06/01/2033	542,170
500,000	(AG) 5.00%, 06/01/2034	544,637
	West Virginia Economic Dev Auth, WV, Rev
1,040,000	3.75%, 04/01/2036(1)	1,032,211
690,000	4.63%, 04/15/2055(1)	703,644
		3,949,129
	Wisconsin - 4.5%
	Public Finance Auth, WI, Rev
1,195,000	3.63%, 06/15/2063(1)	1,183,877
2,050,000	4.00%, 05/01/2036	2,006,122
505,000	4.00%, 10/01/2041	484,663
The accompanying notes are an integral part of these financial statements.

35

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.6% - (continued)
	Wisconsin - 4.5% - (continued)
$ 835,000	4.00%, 10/01/2046(1)	$847,724
170,000	(AG) 4.00%, 07/01/2050	146,691
909,258	4.55%, 12/05/2040(1)	875,186
1,500,000	5.00%, 06/01/2031	1,597,745
625,000	5.00%, 06/01/2032	669,326
1,000,000	(AG) 5.00%, 07/01/2036	1,016,314
510,000	5.00%, 12/15/2039(2)	496,412
750,000	5.00%, 10/01/2043(2)	740,074
465,000	5.00%, 10/01/2044	468,656
400,000	5.00%, 12/15/2044(2)	381,995
2,680,000	5.25%, 11/15/2055	2,711,123
2,035,000	5.25%, 11/15/2061	2,049,190
750,000	5.50%, 06/15/2055	765,153
1,640,000	6.50%, 06/30/2060	1,794,452
	State of Wisconsin, WI, GO
470,000	5.00%, 05/01/2030(3)	500,632
495,000	5.00%, 05/01/2031(3)	534,811
125,000	5.00%, 05/01/2032(3)	136,686
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	311,687
220,000	4.00%, 04/01/2039	211,638
650,000	5.00%, 04/01/2037	705,189
265,000	5.00%, 04/01/2038	285,401
120,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(4)	106,790
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,000,000	5.00%, 08/15/2035	1,090,507
1,550,000	5.00%, 11/01/2035	1,658,369
1,500,000	5.00%, 08/15/2036	1,618,810
840,000	5.00%, 11/01/2039	842,663
680,000	5.75%, 08/15/2059	697,811
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev
5,000,000	4.30%, 09/01/2041	4,891,999
875,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2031	957,528
1,405,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	1,499,218
1,200,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	1,281,451
		35,565,893
	Wyoming - 0.0%
255,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	273,258
	Total Municipal Bonds (cost $749,811,009)	$742,268,030
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
1,115,000	3.15%, 10/15/2036	$983,033
	Total U.S. Government Agencies (cost $1,131,529)	$983,033
	Total Long-Term Investments (cost $765,150,846)	$757,017,563
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 6,042,107	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2026 at 3.64%, due on 08/03/2026 with a maturity value of $6,043,940; collateralized by U.S. Treasury Notes at 4.13% - 4.25%, maturing 06/30/2028 - 07/31/2028, with total market value of $6,163,130		$6,042,107
	Total Short-Term Investments (cost $6,042,107)		$6,042,107
	Total Investments (cost $771,192,953)	97.3%	$763,059,670
	Other Assets and Liabilities	2.7%	21,428,595
	Net Assets	100.0%	$784,488,265
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$32,917,164, representing 4.2% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,921,201 at July 31, 2026.
(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

36

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2026

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$13,766,500	$—	$13,766,500	$—
Municipal Bonds	742,268,030	—	742,268,030	—
U.S. Government Agencies	983,033	—	983,033	—
Short-Term Investments	6,042,107	—	6,042,107	—
Total	$763,059,670	$—	$763,059,670	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.9%
	Commercial Banks - 0.5%
$ 833,000	Goldman Sachs Group, Inc. 5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(1)	$831,362
622,000	JP Morgan Chase & Co. 5.80%, 07/23/2041, (5.80% fixed rate until 07/23/2036; 5 yr. USD CMT + 1.25% thereafter)(1)	615,717
		1,447,079
	Internet - 1.3%
2,986,000	Amazon.com, Inc. 4.80%, 07/09/2031	2,957,674
703,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(2)	728,648
		3,686,322
	Media - 0.5%
1,494,000	Space Exploration Technologies Corp. 5.65%, 07/15/2033(2)	1,431,292
	Software - 0.6%
2,041,000	Oracle Corp. 4.95%, 02/04/2031	1,949,496
	Total Corporate Bonds (cost $8,694,742)	$8,514,189
MUNICIPAL BONDS - 73.6%
	Alabama - 9.4%
	Alabama Housing Finance Auth, AL, Rev,
4,475,000	(FHLMC), (FNMA), (GNMA) 5.50%, 04/01/2056	$4,776,514
2,575,000	(FHLMC), (FNMA), (GNMA) 5.75%, 04/01/2057	2,786,743
	Black Belt Energy Gas Dist, AL, Rev
2,680,000	4.00%, 06/01/2051(1)	2,691,825
1,110,000	5.00%, 07/01/2033	1,147,892
1,360,000	5.00%, 10/01/2033	1,423,157
855,000	5.00%, 12/01/2034	883,763
2,140,000	5.00%, 12/01/2035	2,221,805
685,000	5.25%, 12/01/2053(1)	728,344
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	673,270
	Southeast Energy Auth A Cooperative Dist, AL, Rev
4,665,000	5.00%, 10/01/2030	4,944,810
4,505,000	5.00%, 05/01/2055(1)	4,751,085
		27,029,208
	Arizona - 0.6%
	Arizona Board of Regents, AZ, Rev
665,000	5.00%, 07/01/2045	707,292
705,000	5.00%, 07/01/2046	744,564
435,000	Industrial Dev Auth of the City of Tucson, AZ, Rev 4.63%, 06/01/2044	425,616
		1,877,472
	Arkansas - 2.7%
	Arkansas Dev Finance Auth, AR, Rev,
2,935,000	(FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,049,786
915,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	956,420
2,485,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	2,651,273
1,090,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2057	1,167,636
		7,825,115
	California - 2.3%
	California Community Choice Financing Auth, CA, Rev
1,640,000	5.00%, 03/01/2036	1,682,848
210,000	5.00%, 02/01/2054(1)	218,693
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	California - 2.3% - (continued)
$ 860,000	5.25%, 02/01/2036	$914,871
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,347,498
345,000	Central Valley Energy Auth, CA, Rev 5.00%, 08/01/2034	360,706
1,065,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	976,841
		6,501,457
	Colorado - 1.5%
3,050,000	City & County of Denver, CO, Rev, (FNMA) 4.70%, 10/01/2042	3,030,394
1,225,000	Colorado Educational & Cultural Facs Auth, CO, Rev, (BAM) 4.25%, 07/01/2054	1,054,552
190,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	189,370
		4,274,316
	Connecticut - 0.4%
35,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	35,176
1,145,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	1,127,244
		1,162,420
	Delaware - 3.1%
8,215,000	Delaware State Housing Auth, DE, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2057(3)	8,909,047
	District of Columbia - 0.8%
2,000,000	Dist of Columbia Housing Finance Agency, DC, Rev, (FNMA) 4.88%, 09/01/2045	1,972,281
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	352,272
		2,324,553
	Florida - 2.7%
1,875,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	1,698,056
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	416,723
	Florida Housing Finance Corp., FL, Rev,
25,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	24,714
440,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	432,519
3,160,000	3.15%, 01/01/2044(1)	3,151,030
185,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	184,643
30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	30,027
90,000	Lee County Housing Finance Auth, FL, Rev 2.65%, 12/01/2047(1)	87,796
1,865,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	1,849,097
		7,874,605
	Georgia - 3.9%
540,000	City of Atlanta Water & Wastewater, GA, Rev 5.00%, 11/01/2047	570,029
	Main Street Natural Gas, Inc., GA, Rev
485,000	4.00%, 05/01/2052(1)	487,474
1,525,000	5.00%, 12/01/2053(1)	1,605,524
615,000	5.00%, 05/01/2054(1)	647,799
5,535,000	5.00%, 05/01/2055(1)	5,768,205
The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	Georgia - 3.9% - (continued)
$ 1,165,000	5.00%, 06/01/2055(1)	$1,236,192
935,000	Municipal Electric Auth of Georgia, GA, Rev, (BAM) 5.25%, 01/01/2054	968,575
		11,283,798
	Hawaii - 0.2%
640,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	670,761
	Illinois - 1.5%
1,940,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	2,031,443
	Illinois Housing Dev Auth, IL, Rev
105,000	2.80%, 04/01/2029(1)	104,219
265,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	260,763
315,000	3.15%, 08/01/2029(1)	314,851
335,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	336,107
25,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	25,191
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053	1,246,318
		4,318,892
	Indiana - 0.1%
	Indiana Housing & Community Dev Auth, IN, Rev,
430,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	424,149
15,000	(GNMA) 4.00%, 07/01/2048	15,048
		439,197
	Iowa - 0.6%
	Iowa Finance Auth, IA, Rev,
495,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	487,539
125,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	124,272
10,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	10,018
1,200,000	PEFA, Inc. IA, Rev 5.00%, 04/01/2035	1,258,120
		1,879,949
	Kansas - 0.6%
1,625,000	Johnson County Unified School Dist No. 233 Olathe, KS, GO, (BAM) 5.00%, 09/01/2046	1,709,276
	Kentucky - 2.5%
	Kentucky Public Energy Auth, KY, Rev
2,510,000	5.00%, 01/01/2055(1)	2,613,685
2,285,000	5.25%, 04/01/2054(1)	2,411,957
1,955,000	5.25%, 06/01/2055(1)	2,055,648
		7,081,290
	Louisiana - 0.4%
5,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	5,031
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,170,923
		1,175,954
	Maryland - 0.9%
2,650,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	2,522,869
	Massachusetts - 0.0%
120,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	91,084
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	Michigan - 0.3%
$ 700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	$677,306
90,000	Grosse Ile Township School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2049	92,171
25,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	25,037
		794,514
	Mississippi - 0.6%
	Mississippi Home Corp., MS, Rev,
90,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	89,437
1,590,000	(FNMA), (HUD) 4.55%, 04/01/2042	1,601,164
		1,690,601
	Missouri - 1.0%
	Missouri Housing Dev Commission, MO, Rev,
375,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	368,171
255,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	252,391
80,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	79,466
110,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	110,216
45,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	45,286
35,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	35,398
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	298,473
1,568,226	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	1,561,940
		2,751,341
	Nevada - 0.2%
	Nevada Housing Division, NV, Rev,
460,000	(FHLMC), (FNMA), (GNMA) 4.00%, 04/01/2049	461,827
40,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	40,161
		501,988
	New Jersey - 0.6%
1,695,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	1,669,200
	New Mexico - 5.2%
	New Mexico Mortgage Finance Auth, NM, Rev,
445,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	438,112
1,120,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	1,100,895
535,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	536,629
1,450,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,460,449
7,700,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,210,048
2,975,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	3,132,847
		14,878,980
	New York - 3.4%
975,000	City of New York, NY, GO 4.00%, 04/01/2050	857,255
890,000	New York City Municipal Water Finance Auth, NY, Rev 5.00%, 06/15/2046	936,826
	New York State Dormitory Auth, NY, Rev
950,000	3.00%, 03/15/2038	828,510
The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	New York - 3.4% - (continued)
$ 5,000,000	4.00%, 05/01/2054	$4,257,825
295,000	5.00%, 03/15/2047	306,873
2,630,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	2,610,170
		9,797,459
	North Carolina - 0.6%
	Raleigh Housing Auth, NC, Rev,
120,000	(FNMA) 4.40%, 12/01/2043	115,011
1,680,000	(FNMA) 4.50%, 02/01/2043	1,652,254
		1,767,265
	Ohio - 1.6%
880,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	885,057
	Ohio Housing Finance Agency, OH, Rev
2,600,000	3.15%, 01/01/2044(1)	2,567,363
575,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	570,015
15,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	15,086
410,000	(FNMA), (HUD) 4.55%, 04/01/2041	404,642
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(4)	156,637
		4,598,800
	Oklahoma - 0.2%
	Oklahoma Capitol Improvement Auth, OK, Rev
85,000	5.00%, 07/01/2045	90,193
75,000	5.00%, 07/01/2046	79,395
260,000	5.00%, 07/01/2047	273,274
		442,862
	Oregon - 1.7%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	4,998,290
	Pennsylvania - 0.2%
460,000	Allegheny County Airport Auth, PA, Rev, (AG) 5.25%, 01/01/2053	473,032
	Rhode Island - 0.2%
510,000	Rhode Island Health & Educational Building Corp., RI, Rev 5.25%, 05/15/2054	520,006
	South Carolina - 1.5%
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(1)	3,318,056
870,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FNMA) 4.80%, 05/01/2043	873,028
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	49,596
		4,240,680
	Tennessee - 2.1%
1,640,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	1,673,959
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	408,871
425,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	422,064
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,805,000	(FNMA) 4.60%, 12/01/2044	1,771,160
10,000	(NPFG) 4.88%, 11/01/2028	10,235
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	1,807,900
20,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	20,181
		6,114,370
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	Texas - 12.1%
	Arlington Higher Education Finance Corp., TX, Rev,
$ 2,000,000	(PSF-GTD) 4.13%, 08/15/2054	$1,753,487
700,000	(PSF-GTD) 4.25%, 12/01/2048	644,436
200,000	(PSF-GTD) 4.25%, 12/01/2053	179,036
680,000	(PSF-GTD) 5.00%, 08/15/2033	707,184
200,000	(PSF-GTD) 5.00%, 08/15/2048	203,393
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	576,291
1,405,000	4.25%, 02/15/2053	1,268,546
1,290,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	1,330,093
755,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	749,706
2,295,000	City of Georgetown Utility System, TX, Rev, (BAM) 5.00%, 08/15/2047	2,377,736
735,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AG) 5.00%, 09/01/2046	766,561
1,620,000	City of New Braunfels Utility System, TX, Rev 5.00%, 07/01/2047	1,700,936
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	597,938
765,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 4.25%, 08/15/2053	679,364
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	665,447
	Corsicana Independent School Dist, TX, GO,
495,000	(PSF-GTD) 5.00%, 02/15/2045	524,636
390,000	(PSF-GTD) 5.00%, 02/15/2046	410,844
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	511,344
4,635,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	4,328,059
690,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD) 2.50%, 08/15/2037	576,246
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	257,835
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	967,798
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	534,244
580,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2049	598,397
790,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	715,272
	Texas Department of Housing & Community Affairs, TX, Rev,
445,000	(GNMA) 3.00%, 01/01/2052	437,733
200,000	(GNMA) 3.50%, 03/01/2051	198,847
65,000	(GNMA) 4.00%, 03/01/2050	65,432
30,000	(GNMA) 4.75%, 03/01/2049	30,167
3,625,000	(GNMA) 5.75%, 01/01/2056	3,915,918
6,120,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	6,342,835
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052	393,251
		35,009,012
	Utah - 2.0%
5,705,000	County of Iron Sales Tax, UT, Rev 5.00%, 10/01/2059	5,801,849
	Virginia - 5.3%
	FHLMC Multifamily VRD Certificates, VA, Rev
8,492,844	4.53%, 11/25/2042(1)	8,183,877
6,879,655	(FHLMC) 4.76%, 08/25/2041(1)	7,016,264
		15,200,141
The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 73.6% - (continued)
	Washington - 0.0%
$ 45,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048		$45,151
	Wisconsin - 0.6%
1,860,000	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039		1,743,001
	Wyoming - 0.0%
20,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		20,058
	Total Municipal Bonds (cost $216,729,490)		$212,009,863
U.S. GOVERNMENT AGENCIES - 4.6%
	Mortgage-Backed Agencies - 4.6%
	Federal Home Loan Mortgage Corp. - 4.6%
4,100,426	4.05%, 08/01/2040		$3,877,986
9,121,278	4.57%, 04/25/2042(1)		9,284,478
	Total U.S. Government Agencies (cost $13,276,885)		$13,162,464
U.S. GOVERNMENT SECURITIES - 5.8%
	U.S. Treasury Securities - 5.8%
	U.S. Treasury Notes - 5.8%
1,999,000	3.88%, 03/31/2031		$1,953,398
15,146,000	4.38%, 05/15/2036		14,748,417
	Total U.S. Government Securities (cost $16,898,381)		$16,701,815
	Total Long-Term Investments (cost $255,599,498)		$250,388,331
SHORT-TERM INVESTMENTS - 12.0%
	U.S. Treasury Securities - 12.0%
	U.S. Treasury Bills - 12.0%
4,472,000	3.58%, 01/21/2027(5)		$4,390,847
24,471,000	3.59%, 10/15/2026(5)		24,288,283
6,254,000	3.71%, 05/13/2027(5)		6,066,987
	Total Short-Term Investments (cost $34,755,713)		$34,746,117
	Total Investments (cost $290,355,211)	98.9%	$285,134,448
	Other Assets and Liabilities	1.1%	3,071,929
	Net Assets	100.0%	$288,206,377
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$2,159,940, representing 0.7% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $8,960,840 at July 31, 2026.
(4)	Security is a zero-coupon bond.
(5)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$8,514,189	$—	$8,514,189	$—
Municipal Bonds	212,009,863	—	212,009,863	—
U.S. Government Agencies	13,162,464	—	13,162,464	—
U.S. Government Securities	16,701,815	—	16,701,815	—
Short-Term Investments	34,746,117	—	34,746,117	—
Total	$285,134,448	$—	$285,134,448	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

41

Hartford Strategic Income ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9%
	Asset-Backed - Automobile - 5.4%
	Ally Bank Auto Credit-Linked Notes
$ 874,937	Series 2026-A, 6.37%, 03/15/2034(1)	$873,355
467,009	Series 2025-A, 6.94%, 06/15/2033(1)	466,778
691,914	Series 2026-A, 7.29%, 03/15/2034(1)	692,095
2,710,000	American Credit Acceptance Receivables Trust Series 2026-3, 4.60%, 06/10/2030(1)	2,712,451
	AmeriCredit Automobile Receivables Trust
2,915,000	Series 2026-1, 4.28%, 11/18/2032(1)	2,880,060
679,772	Series 2023-1, 5.57%, 03/20/2028	681,291
318,699	Avid Automobile Receivables Trust Series 2025-1, 7.80%, 07/15/2032(1)	317,848
4,129,000	Avid Phoenix Automobile Receivables Trust Series 2026-1, 7.50%, 12/15/2033(1)	4,129,111
	Avis Budget Rental Car Funding AESOP LLC
3,650,000	Series 2025-4A, 4.40%, 02/20/2032(1)	3,551,402
500,000	Series 2023-7A, 5.90%, 08/21/2028(1)	505,633
660,000	Series 2026-1A, 6.53%, 08/20/2030(1)	651,571
1,500,000	Series 2023-4A, 7.31%, 06/20/2029(1)	1,518,697
100,000	Series 2023-3A, 7.32%, 02/20/2028(1)	100,502
100,000	Series 2023-5A, 7.35%, 04/20/2028(1)	100,731
1,250,000	Series 2023-8A, 7.52%, 02/20/2030(1)	1,264,394
1,035,000	Series 2023-1A, 7.59%, 04/20/2029(1)	1,052,066
	Bridgecrest Lending Auto Securitization Trust
1,305,000	Series 2026-3, 4.64%, 04/15/2030	1,305,431
44,092	Series 2024-4, 4.72%, 09/15/2028	44,114
1,060,000	Chesapeake IV Funding DAC Series 2026-1A, 4.47%, 02/15/2030(1)	1,058,104
	Enterprise Fleet Financing LLC
2,471,574	Series 2025-1, 4.65%, 10/20/2027(1)	2,474,641
630,000	Series 2024-3, 5.06%, 03/20/2031(1)	633,913
1,355,000	Exeter Automobile Receivables Trust Series 2026-3A, 4.47%, 07/15/2030	1,353,734
180,000	Exeter Select Automobile Receivables Trust Series 2025-2, 6.87%, 02/15/2033(1)	175,500
	Flagship Credit Auto Trust
1,925,000	Series 2024-1, 6.30%, 04/15/2030(1)	1,810,677
760,000	Series 2023-3, 6.58%, 08/15/2029(1)	718,557
500,000	Series 2023-2, 10.89%, 07/15/2030(1)	299,671
2,965,000	Ford Credit Auto Lease Trust Series 2026-B, 4.68%, 12/15/2029	2,967,213
205,000	GM Financial Consumer Automobile Receivables Trust Series 2025-1, 4.73%, 08/16/2030	205,580
1,733,616	Huntington Bank Auto Credit-Linked Notes Series 2026-1, 8.12%, 02/20/2034, 30 day USD SOFR Average + 4.50%(1)(2)	1,733,596
2,145,000	Hyundai Auto Lease Securitization Trust Series 2026-C, 4.68%, 07/16/2029(1)	2,144,870
150,000	Prestige Auto Receivables Trust Series 2024-2A, 6.75%, 11/17/2031(1)	133,484
	Santander Bank Auto Credit-Linked Notes
910,000	Series 2026-A, 6.81%, 07/17/2034(1)	906,950
366,491	Series 2024-A, 10.17%, 06/15/2032(1)	378,040
	Santander Drive Auto Receivables Trust
1,000,000	Series 2025-4, 4.27%, 01/15/2032	995,146
2,246,373	Series 2025-4, 4.28%, 01/15/2029	2,247,284
33,333	Securitized Term Auto Receivables Trust Series 2025-A, 6.75%, 07/25/2031(1)	33,838
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Asset-Backed - Automobile - 5.4% - (continued)
$ 339,757	SFS Auto Receivables Securitization Trust Series 2024-2A, 5.33%, 11/20/2029(1)	$341,668
2,286,140	Toyota Auto Receivables Owner Trust Series 2026-A, 3.80%, 12/15/2028	2,281,931
	Westlake Automobile Receivables Trust
1,240,000	Series 2026-P1, 4.01%, 03/17/2031(1)	1,221,859
4,000,000	Series 2026-1A, 4.20%, 05/15/2031(1)	3,976,855
2,450,000	Series 2026-P2, 4.59%, 07/15/2030(1)	2,448,193
1,240,482	Wheels Fleet Lease Funding 1 LLC Series 2024-3A, 4.80%, 09/19/2039(1)	1,245,185
3,285,000	World Omni Auto Receivables Trust Series 2026-A, 4.00%, 03/15/2032	3,223,219
		57,857,238
	Asset-Backed - Finance & Insurance - 2.4%
630,000	Amur Equipment Finance Receivables XVI LLC Series 2026-1A, 7.67%, 02/20/2035(1)	629,871
2,000,000	Ares LXIII CLO Ltd. Series 2024-74A, 6.70%, 10/15/2036, 3 mo. USD Term SOFR + 2.95%(1)(2)	1,988,880
760,000	Auxilior Term Funding LLC Series 2026-1A, 4.64%, 02/15/2029(1)	759,943
526,295	Business Jet Securities LLC Series 2026-1A, 8.18%, 06/15/2041(1)	526,360
2,000,000	Carlyle U.S. CLO Ltd. Series 2019-2A, 6.85%, 10/15/2037, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,000,776
730,000	CBAMR Ltd. Series 2020-13A, 10.50%, 04/20/2039, 3 mo. USD Term SOFR + 6.77%(1)(2)	731,115
325,000	Channel EF LLC Series 2026-1A, 6.20%, 01/17/2034(1)	303,371
1,750,000	Elmwood CLO VIII Ltd. Series 2021-1A, 6.98%, 04/20/2037, 3 mo. USD Term SOFR + 3.25%(1)(2)	1,754,963
3,100,000	Ezee Fiber Funding LLC Series 2026-1A, 8.46%, 08/20/2056(1)	3,135,904
3,270,000	GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12AR, 9.13%, 07/20/2037, 3 mo. USD Term SOFR + 5.40%(1)(2)	3,270,000
1,150,000	Golub Capital Partners CLO 72 B R Ltd. Series 2024-72A, 6.90%, 04/25/2039, 3 mo. USD Term SOFR + 3.25%(1)(2)	1,151,034
1,273,432	GreenSky Home Improvement Issuer Trust Series 2024-2, 8.75%, 10/27/2059(1)	1,313,204
429,377	Hilton Grand Vacations Trust Series 2026-1A, 7.21%, 02/25/2043(1)	431,863
1,880,000	Kubota Credit Owner Trust Series 2026-1A, 3.87%, 05/15/2030(1)	1,847,997
535,000	M&T Equipment LLC Series 2026-1A, 4.56%, 03/19/2029(1)	535,193
750,000	Palmer Square Loan Funding Ltd. Series 2026-1A, 8.69%, 07/15/2034, 3 mo. USD Term SOFR + 5.00%(1)(2)	747,282
1,500,000	Sixth Street CLO XI Ltd. Series 2018-11A, 6.96%, 04/25/2037, 3 mo. USD Term SOFR + 3.15%(1)(2)	1,490,357
The accompanying notes are an integral part of these financial statements.

42

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Asset-Backed - Finance & Insurance - 2.4% - (continued)
$ 140,000	VB-S1 Issuer LLC Series 2026-1A, 6.84%, 03/15/2056(1)	$139,923
3,100,000	Voya CLO Ltd. Series 2024-2AR, 9.24%, 07/20/2039, 3 mo. USD Term SOFR + 5.50%(1)(2)	3,100,000
		25,858,036
	Asset-Backed - Home Equity - 0.0%
	Point Securitization Trust
200,000	Series 2026-1, 6.50%, 02/25/2056(1)(3)	196,926
250,000	Series 2025-2, 7.00%, 10/25/2055(1)(3)	247,397
		444,323
	Commercial Mortgage-Backed Securities - 3.1%
2,800,000	245 Park Avenue Trust Series 2017-245P, 3.66%, 06/05/2037(1)(2)	2,733,305
130,000	280 Park Avenue Mortgage Trust Series 2017-280P, 6.09%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	129,269
95,000	ALA Trust Series 2025-OANA, 6.77%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(1)(2)	95,772
605,000	ARZ Trust Series 2024-BILT, 8.27%, 06/11/2039(1)	614,602
640,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, 3.72%, 11/05/2032(1)(2)	605,989
1,272,000	BDS LLC Series 2026-FL17, 5.92%, 05/19/2043, 1 mo. USD Term SOFR + 2.25%(1)(2)	1,271,992
	BPR Trust
30,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	28,609
370,000	Series 2023-BRK2, 8.34%, 10/05/2038(1)(2)	379,585
3,269,015	BX Commercial Mortgage Trust Series 2026-LP3, 6.88%, 04/15/2043, 1 mo. USD Term SOFR + 3.20%(1)(2)	3,293,533
	BX Trust
3,140,000	Series 2026-ORBT, 6.68%, 07/15/2043, 1 mo. USD Term SOFR + 3.00%(1)(2)	3,149,820
555,000	Series 2025-DELC, 7.63%, 12/15/2042, 1 mo. USD Term SOFR + 3.95%(1)(2)	554,374
75,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 3.00%, 11/15/2049(1)	58,709
	Commercial Mortgage Trust
1,327,000	Series 2015-LC19, 4.42%, 02/10/2048(1)(2)	1,220,813
314,000	Series 2024-CBM, 7.93%, 12/10/2041(1)(2)	313,165
	CSAIL Commercial Mortgage Trust
835,000	Series 2016-C5, 3.40%, 11/15/2048(1)(2)	801,592
48,627	Series 2015-C3, 4.20%, 08/15/2048(2)	46,984
	DC Trust
200,000	Series 2024-HLTN, 8.48%, 04/13/2040(1)(2)	196,746
85,000	Series 2024-HLTN, 10.31%, 04/13/2040(1)(2)	83,740
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Commercial Mortgage-Backed Securities - 3.1% - (continued)
	Extended Stay America Trust
$ 2,810,761	Series 2026-ESH2, 6.58%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	$2,830,085
604,314	Series 2026-ESH2, 7.43%, 02/15/2043, 1 mo. USD Term SOFR + 3.75%(1)(2)	609,224
717,534	Series 2025-ESH, 7.78%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(2)	725,607
215,000	GS Mortgage Securities Corp. II Series 2024-70P, 7.29%, 03/10/2041(1)(2)	216,044
89,891	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	83,388
	GS Mortgage Securities Trust
550,260	Series 2016-GS2, 2.75%, 05/10/2049(1)	467,449
52,661	Series 2015-GC28, 4.42%, 02/10/2048(1)(2)	51,170
86,245	HIH Trust Series 2024-61P, 7.87%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	86,781
	HTL Commercial Mortgage Trust
255,000	Series 2024-T53, 8.20%, 05/10/2039(1)(2)	257,377
745,000	Series 2024-T53, 10.26%, 05/10/2039(1)(2)	750,811
100,000	Series 2024-T53, 11.93%, 05/10/2039(1)(2)	101,364
800,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, 3.57%, 12/15/2047(1)(2)	753,976
	JPMBB Commercial Mortgage Securities Trust
205,000	Series 2015-C28, 3.78%, 10/15/2048(1)(2)	188,647
275,000	Series 2014-C23, 4.02%, 09/15/2047(1)(2)	254,372
240,000	Series 2014-C24, 4.12%, 11/15/2047(2)	224,649
465,000	JPMDB Commercial Mortgage Securities Trust Series 2016-C2, 3.99%, 06/15/2049(2)	409,902
2,000,000	LBTY Commercial Mortgage Trust Series 2026-225L, 6.58%, 02/10/2043(1)(2)	1,952,820
270,000	LEX Trust Series 2026-450, 6.03%, 03/15/2043, 1 mo. USD Term SOFR + 2.35%(1)(2)	269,998
	Morgan Stanley Bank of America Merrill Lynch Trust
800,000	Series 2013-C9, 3.79%, 05/15/2046(1)(2)	732,069
267,000	Series 2017-C34, 4.17%, 11/15/2052(2)	241,839
125,000	Morgan Stanley Capital I Trust Series 2014-150E, 3.91%, 09/09/2032(1)	118,268
270,000	NYC Commercial Mortgage Trust Series 2025-3BP, 7.22%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	271,435
	Wells Fargo Commercial Mortgage Trust
625,000	Series 2016-LC24, 4.31%, 10/15/2049(2)	590,059
The accompanying notes are an integral part of these financial statements.

43

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Commercial Mortgage-Backed Securities - 3.1% - (continued)
$ 2,120,000	Series 2016-NXS5, 4.80%, 01/15/2059(2)	$1,897,400
195,000	Willowbrook Mall Series 2025-WBRK, 6.08%, 03/05/2035(1)(2)	182,103
325,000	Worldwide Plaza Trust Series 2017-WWP, 3.53%, 11/10/2036(1)	268,125
	X-Caliber Funding LLC
560,000	Series 2025-VFN1, 6.62%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(2)	559,044
1,900,000	Series 2026-HPL, 6.80%, 02/15/2046, 1 mo. USD Term SOFR + 3.15%(1)(2)	1,886,889
100,000	Series 2024-MSD, 8.25%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	100,289
		32,659,783
	Other Asset-Backed Securities - 2.4%
850,000	Affirm Asset Securitization Trust Series 2024-B, 7.35%, 09/15/2029(1)	851,584
150,000	AGL CLO 16 Ltd. Series 2021-16A, 8.38%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(2)	120,319
100,000	AMSR Trust Series 2025-SFR1, 3.66%, 06/17/2042(1)	88,417
305,000	Apidos CLO LIII Ltd. Series 2025-53A, 10.16%, 07/20/2038, 3 mo. USD Term SOFR + 6.43%(1)(2)	307,496
	Avtech Equipment Receivables Funding LLC
750,000	Series 2026-1A, 5.67%, 02/15/2033(1)	742,537
1,035,000	Series 2026-1A, 7.71%, 02/15/2033(1)	1,028,132
345,000	Ballyrock CLO 29 Ltd. Series 2025-29A, 3.62%, 07/25/2038(1)(2)	212,557
305,000	Battalion CLO XV Ltd. Series 2020-15A, 7.00%, 01/17/2033, 3 mo. USD Term SOFR + 3.25%(1)(2)	296,708
430,000	Carlyle Global Market Strategies CLO Ltd. Series 2016-1A, 9.98%, 04/20/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	409,158
525,000	Carlyle U.S. CLO Ltd. Series 2017-2A, 11.29%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(1)(2)	513,147
88,499	ECAF I Ltd. Series 2015-1A, 4.95%, 06/15/2040(1)	84,826
1,300,000	Elmwood CLO 20 Ltd. Series 2022-7A, 8.48%, 01/20/2039, 3 mo. USD Term SOFR + 4.75%(1)(2)	1,280,500
450,000	Galaxy XXII CLO Ltd. Series 2016-22A, 9.04%, 04/16/2034, 3 mo. USD Term SOFR + 5.25%(1)(2)	441,532
17,758	HINNT LLC Series 2024-A, 8.00%, 03/15/2043(1)	17,336
	Home Re Ltd.
2,245,000	Series 2026-1, 6.22%, 01/25/2036, 30 day USD SOFR Average + 2.60%(1)(2)	2,258,510
950,000	Series 2026-1, 6.82%, 01/25/2036, 30 day USD SOFR Average + 3.20%(1)(2)	958,672
81,409	Series 2022-1, 9.12%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	83,216
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Other Asset-Backed Securities - 2.4% - (continued)
$ 56,319	Horizon Aircraft Finance III Ltd. Series 2019-2, 4.46%, 11/15/2039(1)	$55,733
1,500,000	Invesco CLO Ltd. Series 2021-2A, 6.91%, 07/15/2034, 3 mo. USD Term SOFR + 3.16%(1)(2)	1,459,039
1,792,000	Kubota Credit Owner Trust Series 2024-2A, 5.19%, 05/15/2030(1)	1,809,188
1,500,000	Madison Park Funding XXIX Ltd. Series 2018-29A, 6.63%, 03/25/2038, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,436,535
265,000	Magnetite LII Ltd. Series 2025-52A, 3.62%, 01/25/2039(1)(2)	201,943
2,184,965	MMAF Equipment Finance LLC Series 2023-A, 5.54%, 12/13/2029(1)	2,203,772
750,000	Neuberger Berman Loan Advisers CLO 27 Ltd. Series 2018-27A, 6.85%, 07/15/2038, 3 mo. USD Term SOFR + 3.10%(1)(2)	750,344
2,100,000	OneMain Financial Issuance Trust Series 2019-2A, 3.14%, 10/14/2036(1)	2,076,593
	Palmer Square CLO Ltd.
1,500,000	Series 2025-1A, 6.18%, 04/20/2038, 3 mo. USD Term SOFR + 2.45%(1)(2)	1,498,995
1,505,000	Series 2026-1A, 8.13%, 04/20/2039, 3 mo. USD Term SOFR + 4.40%(1)(2)	1,481,397
270,000	Series 2018-1A, 10.67%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	252,175
135,000	PEAC Solutions Receivables LLC Series 2025-1A, 5.04%, 07/20/2032(1)	135,755
510,000	Rad CLO 12 Ltd. Series 2021-12A, 10.49%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(2)	490,066
505,000	Southwick Park CLO LLC Series 2019-4A, 9.98%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	355,357
1,295,000	Trimaran CAVU Ltd. Series 2023-2A, 9.13%, 01/20/2039, 3 mo. USD Term SOFR + 5.40%(1)(2)	1,297,409
25,000	VB-S1 Issuer LLC Series 2024-1A, 8.87%, 05/15/2054(1)	25,568
290,000	Whetstone Park CLO Ltd. Series 2021-1A, 10.14%, 01/20/2035, 3 mo. USD Term SOFR + 6.41%(1)(2)	226,471
		25,450,987
	Whole Loan Collateral CMO - 5.6%
	Angel Oak Mortgage Trust
50,000	Series 2021-3, 2.48%, 05/25/2066(1)(2)	37,792
135,000	Series 2022-2, 4.07%, 01/25/2067(1)(2)	109,985
1,460,000	CHNGE Mortgage Trust Series 2022-NQM1, 5.82%, 06/25/2067(1)(3)	1,455,523
1,530,000	CSMC Trust Series 2020-NQM1, 4.46%, 05/25/2065(1)(2)	1,404,489
1,562,000	Deephaven Residential Mortgage Trust Series 2026-INV2, 6.71%, 02/25/2071(1)(2)	1,520,089
The accompanying notes are an integral part of these financial statements.

44

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
	Ellington Financial Mortgage Trust
$ 1,085,000	Series 2026-RM1, 4.75%, 01/25/2056(1)(2)	$921,881
2,850,000	Series 2026-NQM6, 6.79%, 06/25/2071(1)(2)	2,764,248
	Federal National Mortgage Association Connecticut Avenue Securities Trust
15,000	Series 2023-R06, 7.52%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	15,706
800,000	Series 2021-R03, 9.12%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	813,041
2,080,000	Series 2021-R01, 9.62%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	2,101,997
1,330,000	Series 2022-R01, 9.62%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,353,942
560,000	Series 2021-R02, 9.82%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	568,249
1,639,000	Series 2022-R05, 10.62%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,705,108
3,518,416	Series 2019-HRP1, 12.98%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	3,603,982
1,100,000	Series 2022-R04, 13.12%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,155,770
1,000,000	Series 2022-R03, 13.47%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	1,052,500
575,000	Series 2022-R06, 14.22%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(2)	617,089
1,181,834	Series 2022-R07, 15.62%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(2)	1,290,829
490,000	GCAT Trust Series 2026-NQM2, 6.61%, 02/25/2071(1)(2)	476,493
2,622,000	GS Mortgage-Backed Securities Trust Series 2026-DSC2, 6.89%, 09/25/2066(1)(2)	2,525,984
	Imperial Fund Mortgage Trust
650,000	Series 2022-NQM1, 4.08%, 02/25/2067(1)(2)	495,210
390,000	Series 2021-NQM4, 4.10%, 01/25/2057(1)(2)	299,642
1,150,000	Series 2022-NQM3, 4.41%, 05/25/2067(1)(2)	949,697
1,045,000	PRET Trust Series 2026-RN1, 6.54%, 06/25/2066(1)(3)	1,040,323
	Pretium Mortgage Credit Partners LLC
912,000	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	808,084
2,373,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	2,139,687
3,100,000	Series 2026-RPL3, 4.40%, 06/25/2070(1)(3)	2,767,625
1,447,000	Series 2026-RPL2, 4.50%, 06/25/2070(1)(3)	1,295,307
770,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	759,694
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
$ 1,370,000	Series 2026-NPL2, 6.41%, 02/25/2056(1)(3)	$1,358,591
440,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	435,006
485,000	Series 2026-NPL6, 6.66%, 06/25/2056(1)(3)	483,179
1,638,000	Series 2026-RN3, 6.71%, 08/25/2056(1)(3)	1,641,833
550,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	550,154
327,000	Series 2025-NPL13, 6.78%, 12/25/2055(1)(3)	322,926
4,340,000	Series 2026-RN2, 6.78%, 07/25/2056(1)(3)	4,322,418
390,000	Series 2025-NPL12, 6.90%, 11/25/2055(1)(3)	385,492
150,000	Series 2025-NPL11, 7.02%, 10/25/2055(1)(3)	148,218
450,000	Series 2026-NPL5, 7.05%, 04/25/2056(1)(3)	448,422
320,000	Series 2025-NPL10, 7.26%, 10/25/2055(1)(3)	316,199
240,000	Series 2025-NPL9, 7.51%, 08/25/2055(1)(3)	238,891
155,000	Series 2025-NPL8, 7.99%, 08/25/2055(1)(3)	154,389
165,000	Series 2025-NPL7, 8.35%, 07/25/2055(1)(3)	164,062
145,000	Series 2025-NPL5, 8.72%, 05/25/2055(1)(3)	145,814
	PRKCM Trust
2,537,562	Series 2026-AFC3, 5.38%, 05/01/2061(1)(2)	2,522,840
1,240,000	Series 2026-AFC4, 6.37%, 07/25/2061(1)(2)	1,187,246
	PRPM LLC
255,000	Series 2025-RPL4, 3.00%, 05/25/2055(1)(3)	229,653
1,418,000	Series 2026-2, 6.47%, 02/25/2031(1)(3)	1,407,606
2,824,000	Series 2026-4, 6.82%, 06/25/2031(1)(3)	2,819,552
1,100,000	Series 2025-8, 7.20%, 10/25/2030(1)(3)	1,092,644
100,000	Series 2025-7, 7.45%, 08/25/2030(1)(3)	99,687
145,000	Series 2025-1, 8.47%, 04/25/2030(1)(3)	144,483
100,000	Series 2024-6, 8.60%, 11/25/2029(1)(3)	100,069
100,000	Series 2024-7, 8.84%, 11/25/2029(1)(3)	99,022
623,000	RCO IX Mortgage LLC Series 2026-2, 6.78%, 05/25/2031(1)(3)	621,405
100,000	RCO VIII Mortgage LLC Series 2025-3, 8.84%, 05/25/2030(1)(3)	98,612
310,000	SG Residential Mortgage Trust Series 2022-1, 3.95%, 03/27/2062(1)(2)	215,724
1,555,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1, 3.83%, 01/28/2050(1)(2)	1,499,227
135,000	Verus Securitization Trust Series 2021-5, 3.04%, 09/25/2066(1)(2)	96,147
The accompanying notes are an integral part of these financial statements.

45

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
$ 471,391	VOLT CII LLC Series 2021-NP11, 8.21%, 08/25/2051(1)(3)	$471,344
305,685	VOLT CVI LLC Series 2021-NP12, 9.44%, 12/26/2051(1)(3)	306,006
		60,176,827
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $204,285,067)	$202,447,194
CONVERTIBLE BONDS - 3.0%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
480,000	3.63%, 10/15/2030	$494,418
39,000	4.63%, 03/15/2029	43,465
		537,883
	Biotechnology - 0.2%
245,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	238,410
559,000	Bridgebio Pharma, Inc. 0.75%, 02/01/2033(1)	576,105
	Cytokinetics, Inc.
300,000	1.75%, 10/01/2031(1)	417,562
135,000	3.50%, 07/01/2027	209,841
179,000	Immunocore Holdings PLC 2.50%, 02/01/2030	164,644
	Ionis Pharmaceuticals, Inc.
885,000	0.00%, 12/01/2030(1)(4)	781,566
162,000	1.75%, 06/15/2028	191,160
		2,579,288
	Commercial Banks - 0.1%
EUR 1,100,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.70%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	884,962
	Commercial Services - 0.0%
$ 183,000	Global Payments, Inc. 1.50%, 03/01/2031	168,726
	Diversified Financial Services - 0.1%
	Coinbase Global, Inc.
713,000	0.00%, 10/01/2032(1)(4)	547,045
119,000	0.25%, 04/01/2030	105,638
		652,683
	Electric - 0.3%
175,000	Ormat Technologies, Inc. 1.50%, 03/15/2031(1)	179,638
668,000	PG&E Corp. 4.25%, 12/01/2027	685,034
505,000	PPL Capital Funding, Inc. 3.00%, 12/01/2030(1)	505,582
871,000	Southern Co. 3.25%, 06/15/2028	877,968
	WEC Energy Group, Inc.
229,000	3.38%, 06/01/2028	232,664
742,000	4.38%, 06/01/2029	877,044
		3,357,930
	Energy-Alternate Sources - 0.0%
343,000	Enphase Energy, Inc. 0.00%, 03/01/2028(4)	319,271
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	9,900
		329,171
	Entertainment - 0.0%
425,000	Live Nation Entertainment, Inc. 2.88%, 10/15/2031(1)	458,457
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.0% - (continued)
	Healthcare - Products - 0.3%
	Guardant Health, Inc.
$ 100,000	0.00%, 05/15/2033(1)(4)	$154,750
117,000	1.25%, 02/15/2031	314,999
825,000	Integer Holdings Corp. 1.88%, 03/15/2030	868,065
512,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	670,464
709,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029	828,467
200,000	Qiagen NV 2.50%, 09/10/2031(5)	203,101
	Tempus AI, Inc.
94,000	0.00%, 05/15/2032(1)(4)	91,039
110,000	0.75%, 07/15/2030	103,345
		3,234,230
	Home Builders - 0.1%
980,000	Meritage Homes Corp. 1.75%, 05/15/2028	968,730
	Insurance - 0.1%
HKD 6,000,000	China Pacific Insurance Group Co. Ltd. 0.00%, 09/18/2030(4)(5)	767,445
	Internet - 0.2%
	Alibaba Group Holding Ltd.
$ 540,000	0.00%, 09/15/2032(4)(5)	521,640
349,000	0.50%, 06/01/2031	481,446
675,000	Grab Holdings Ltd. 0.00%, 06/15/2030(4)(5)	643,612
547,000	Uber Technologies, Inc. 0.88%, 12/01/2028	644,639
		2,291,337
	Investment Company Security - 0.1%
274,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	397,985
	IREN Ltd.
65,000	0.00%, 07/01/2031(1)(4)	49,465
420,000	1.00%, 06/01/2033(1)	392,700
45,000	1.00%, 12/01/2033(1)	33,863
322,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(4)	383,832
		1,257,845
	Iron/Steel - 0.1%
JPY 100,000,000	Nippon Steel Corp. 0.00%, 02/14/2031(4)(5)	671,063
	IT Services - 0.1%
$ 30,000	Lumentum Holdings, Inc. 0.38%, 03/15/2032(1)	116,598
910,000	Parsons Corp. 2.63%, 03/01/2029	876,603
		993,201
	Leisure Time - 0.1%
	NCL Corp. Ltd.
601,000	0.75%, 09/15/2030(1)	550,338
726,000	0.88%, 04/15/2030	752,318
		1,302,656
	Lodging - 0.2%
2,189,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	2,171,488
	Machinery - Construction & Mining - 0.0%
63,000	Bloom Energy Corp. 0.00%, 11/15/2030(1)(4)	87,570
	Media - 0.0%
31,000	EchoStar Corp. 3.88%, 11/30/2030(6)	81,616
	Miscellaneous Manufacturing - 0.1%
605,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	607,420
The accompanying notes are an integral part of these financial statements.

46

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.0% - (continued)
	Oil & Gas Services - 0.1%
$ 325,000	Liberty Energy, Inc. 0.00%, 03/01/2032(1)(4)	$266,662
118,000	ProPetro Holding Corp. 0.00%, 11/15/2031(1)(4)	98,129
100,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	118,375
		483,166
	Pipelines - 0.0%
225,000	Golar LNG Ltd. 2.75%, 12/15/2030	253,217
	Real Estate Investment Trusts - 0.2%
1,157,000	Boston Properties LP 2.00%, 10/01/2030(1)	1,130,967
925,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	1,017,963
		2,148,930
	Semiconductors - 0.2%
	Microchip Technology, Inc.
450,000	0.00%, 02/15/2030(1)(4)	479,475
144,000	0.75%, 06/01/2030	148,904
	ON Semiconductor Corp.
48,000	0.00%, 05/01/2031(1)(4)	44,640
690,000	0.50%, 03/01/2029	779,355
125,000	Onto Innovation, Inc. 0.00%, 06/01/2031(1)(4)	135,429
44,000	Semtech Corp. 0.00%, 10/15/2030(1)(4)	64,900
		1,652,703
	Software - 0.3%
407,000	Akamai Technologies, Inc. 0.00%, 05/15/2032(1)(4)	369,760
	CoreWeave, Inc.
75,000	1.75%, 12/01/2031(1)	70,455
373,000	1.75%, 10/01/2032(1)	326,562
688,000	Datadog, Inc. 0.00%, 12/01/2029(4)	1,000,352
645,000	Nutanix, Inc. 0.50%, 12/15/2029	669,832
217,000	Snowflake, Inc. 0.00%, 10/01/2029(4)	429,855
273,000	Unity Software, Inc. 0.00%, 03/15/2030(4)	323,164
		3,189,980
	Telecommunications - 0.0%
347,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	298,941
	Transportation - 0.0%
371,000	Knight-Swift Transportation Holdings, Inc. 1.00%, 11/15/2031(1)	404,204
	Total Convertible Bonds (cost $30,886,751)	$31,834,842
CORPORATE BONDS - 23.2%
	Aerospace & Defense - 0.0%
20,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	$20,321
	Agriculture - 0.1%
	MHP Lux SA
810,000	6.25%, 09/19/2029(5)	756,626
430,000	10.50%, 07/28/2029(1)	447,193
		1,203,819
	Airlines - 0.0%
25,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	26,283
225,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(7)	212,309
		238,592
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Apparel - 0.1%
$ 280,809	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(6)	$301,451
469,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	489,143
		790,594
	Auto Manufacturers - 0.1%
25,000	Ford Motor Co. 3.25%, 02/12/2032	21,860
568,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(2)(8)	559,059
		580,919
	Auto Parts & Equipment - 0.3%
222,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	223,668
3,310,000	Goodyear Tire & Rubber Co. 8.88%, 07/15/2032	3,397,258
		3,620,926
	Biotechnology - 0.1%
861,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(5)	862,008
600,000	Genmab AS/Genmab Finance LLC 6.25%, 12/15/2032(1)	605,492
		1,467,500
	Chemicals - 1.3%
	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
EUR 4,678,000	6.50%, 06/15/2033(1)	5,413,935
$ 400,000	7.13%, 06/15/2033(1)	402,473
1,326,000	Dangote Fertiliser Ltd. 7.75%, 05/05/2031(5)	1,328,899
	OCP SA
1,018,000	6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(8)	999,539
1,018,000	7.37%, 04/22/2036, (7.37% fixed rate until 04/22/2036; 5 yr. USD CMT + 3.22% thereafter)(1)(2)(8)	998,907
	Tronox, Inc.
7,148,000	4.63%, 03/15/2029(1)(7)	4,391,792
495,000	9.13%, 09/30/2030(1)	494,080
		14,029,625
	Commercial Banks - 2.5%
EUR 600,000	Abanca Corp. Bancaria SA 6.13%, 09/19/2031, (6.13% fixed rate until 09/19/2031; 5 yr. EURIBOR ICE Swap + 3.89% thereafter)(2)(5)(8)	699,243
	AIB Group PLC
$ 650,000	5.32%, 05/15/2031, (5.32% fixed rate until 05/15/2030; 6 mo. USD SOFR + 1.65% thereafter)(1)(2)	652,620
EUR 425,000	6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(8)	501,693
500,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	575,982
GBP 500,000	Aldermore Group PLC 6.00%, 10/01/2035, (6.00% fixed rate until 10/01/2030; 5 yr. U.K. Government Bond + 2.02% thereafter)(2)(5)	666,867
The accompanying notes are an integral part of these financial statements.

47

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Commercial Banks - 2.5% - (continued)
EUR 550,000	Alpha Bank SA 11.88%, 02/08/2028, (11.88% fixed rate until 02/08/2028; 5 yr. EUR Swap + 9.31% thereafter)(2)(5)(8)	$697,785
	Banca Transilvania SA
100,000	4.75%, 05/27/2032, (4.75% fixed rate until 05/27/2031; 1 yr. EURIBOR ICE Swap + 1.95% thereafter)(2)(5)	113,957
1,420,000	7.13%, 11/27/2030, (7.13% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 4.78% thereafter)(2)(5)(8)	1,668,060
$ 800,000	Banco Bilbao Vizcaya Argentaria SA 7.13%, 05/08/2033, (7.13% fixed rate until 05/08/2033; 5 yr. USD CMT + 2.99% thereafter)(2)(8)	799,734
	Banco Santander SA
800,000	4.55%, 11/06/2030	781,756
EUR 600,000	7.00%, 11/20/2029, (7.00% fixed rate until 11/20/2029; 5 yr. EUR Swap + 4.43% thereafter)(2)(5)(8)	734,880
$ 400,000	7.25%, 12/03/2035, (7.25% fixed rate until 12/03/2035; 5 yr. USD CMT + 2.84% thereafter)(2)(8)	401,106
EUR 400,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(5)(8)	515,447
400,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(5)(8)	488,983
	BPCE SA
600,000	3.38%, 12/19/2031, (3.38% fixed rate until 12/19/2030; 3 mo. EURIBOR + 0.95% thereafter)(2)(5)	675,785
$ 650,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(2)	694,215
EUR 400,000	BPER Banca SpA 5.88%, 03/19/2031, (5.88% fixed rate until 03/19/2031; 5 yr. EURIBOR ICE Swap + 3.57% thereafter)(2)(5)(8)	466,592
	CaixaBank SA
$ 850,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	834,437
EUR 400,000	5.88%, 03/25/2035, (5.88% fixed rate until 03/25/2035; 5 yr. EURIBOR ICE Swap + 3.35% thereafter)(2)(5)(7)(8)	460,715
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(5)(8)	252,447
$ 675,000	Citigroup, Inc. 6.63%, 02/15/2031, (6.63% fixed rate until 02/15/2031; 5 yr. USD CMT + 3.00% thereafter)(2)(8)	678,064
EUR 300,000	CrediaBank SA 9.38%, 01/13/2031, (9.38% fixed rate until 01/13/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(8)	373,949
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Commercial Banks - 2.5% - (continued)
EUR 200,000	Deutsche Bank AG 6.75%, 10/30/2035, (6.75% fixed rate until 10/30/2035; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(2)(5)(8)	$232,789
	Eurobank SA
200,000	6.25%, 11/10/2033, (6.25% fixed rate until 11/10/2033; 5 yr. EURIBOR ICE Swap + 3.79% thereafter)(2)(5)(8)	230,604
200,000	6.63%, 06/04/2031, (6.63% fixed rate until 06/04/2031; 5 yr. EURIBOR ICE Swap + 4.45% thereafter)(2)(5)(8)	238,847
600,000	FinecoBank Banca Fineco SpA 3.74%, 05/20/2032, (3.74% fixed rate until 05/20/2031; 3 mo. EURIBOR + 0.80% thereafter)(2)(5)	687,744
	Goldman Sachs Group, Inc.
$ 93,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(2)(8)	92,894
163,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(2)(8)	168,954
	Golomt Bank
705,000	7.95%, 05/14/2029(1)	707,179
580,000	11.00%, 05/20/2027(5)	598,020
400,000	11.00%, 05/20/2027(1)	412,018
	HSBC Holdings PLC
700,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	684,277
1,199,000	6.75%, 11/18/2032, (6.75% fixed rate until 11/18/2032; 5 yr. USD CMT + 2.51% thereafter)(2)(8)	1,190,117
EUR 1,000,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(2)(5)(8)	1,228,373
	Intesa Sanpaolo SpA
200,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(2)(5)(8)	241,875
$ 625,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(2)	713,315
	Metro Bank Holdings PLC
GBP 350,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	515,620
1,175,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(2)(5)(8)	1,849,727
EUR 1,400,000	Nova Ljubljanska Banka DD 6.50%, 11/26/2030, (6.50% fixed rate until 11/26/2030; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(2)(5)(8)	1,621,340
600,000	Piraeus Bank SA 3.38%, 12/02/2031, (3.38% fixed rate until 12/02/2030; 1 yr. EURIBOR ICE Swap + 0.98% thereafter)(2)(5)	678,385
The accompanying notes are an integral part of these financial statements.

48

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Commercial Banks - 2.5% - (continued)
	UBS Group AG
$ 625,000	7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(2)(5)(8)	$621,607
400,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(2)(8)	457,316
		26,905,318
	Commercial Services - 0.2%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
60,000	8.00%, 02/15/2031(1)	59,909
300,000	8.38%, 06/15/2032(1)(7)	298,568
	BCP V Modular Services Finance II PLC
EUR 350,000	4.75%, 11/30/2028(5)	377,553
GBP 600,000	6.13%, 11/30/2028(5)(7)	753,950
$ 518,000	Deluxe Corp. 8.13%, 09/15/2029(1)	536,406
EUR 200,000	Worldline SA 5.50%, 06/10/2030(5)	202,599
		2,228,985
	Construction Materials - 0.5%
$ 534,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(8)	551,088
	CP Atlas Buyer, Inc.
2,396,000	9.75%, 07/15/2030(1)(7)	2,157,834
2,599,511	12.75%, 01/15/2031(1)(6)	1,774,166
370,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(1)	369,199
		4,852,287
	Diversified Financial Services - 3.2%
338,000	Ally Financial, Inc. 7.10%, 08/15/2031, (7.10% fixed rate until 08/15/2031; 5 yr. USD CMT + 3.15% thereafter)(2)(8)	339,921
205,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	212,219
	CrossCountry Intermediate HoldCo LLC
3,303,000	6.50%, 10/01/2030(1)	3,194,220
4,914,000	6.75%, 12/01/2032(1)	4,689,088
664,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	694,190
575,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	581,713
	Freedom Mortgage Holdings LLC
281,000	6.88%, 05/01/2031(1)	270,880
357,000	8.00%, 02/01/2032(1)	354,206
3,712,000	8.38%, 04/01/2032(1)	3,728,329
638,000	9.13%, 05/15/2031(1)	654,037
	goeasy Ltd.
1,325,000	6.88%, 05/15/2030(1)	1,198,412
3,600,000	6.88%, 02/15/2031(1)	3,219,798
3,807,000	LFS Topco LLC 8.75%, 07/15/2030(1)	3,798,835
	Muangthai Capital PCL
1,280,000	7.55%, 07/21/2030(1)	1,286,519
420,000	7.55%, 07/21/2030(5)	422,017
865,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	857,991
3,757,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	3,665,763
	Stonebriar ABF Issuer LLC
308,000	7.00%, 08/15/2031(1)	308,233
907,000	8.13%, 12/15/2030(1)	944,345
462,000	Sumisho Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(2)(8)	455,027
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Diversified Financial Services - 3.2% - (continued)
$ 177,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	$164,193
2,715,000	Velocity Commercial Capital LLC 9.38%, 02/15/2031(1)	2,794,354
		33,834,290
	Electric - 0.9%
890,000	ADM Elektrik Dagitim AS 9.50%, 02/05/2031(1)	849,874
867,422	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	902,054
	Dominion Energy, Inc.
296,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(2)(8)	294,504
350,000	6.15%, 12/15/2056, (6.15% fixed rate until 09/16/2031; 5 yr. USD CMT + 1.87% thereafter)(2)	346,256
EUR 738,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	877,200
	Energo-Pro AS
1,480,000	6.45%, 04/15/2031(5)	1,701,499
100,000	8.00%, 05/27/2030(1)	120,699
$ 385,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(2)	398,564
	GDZ Elektrik Dagitim AS
1,476,000	9.00%, 10/15/2029(1)	1,414,485
1,275,000	9.00%, 10/15/2029(5)	1,221,340
300,000	NextEra Energy Capital Holdings, Inc. 6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(2)	292,193
845,000	Saavi Energia SARL 8.88%, 02/10/2035(5)	913,276
735,000	Termocandelaria Power SA 7.75%, 09/17/2031(5)	751,104
		10,083,048
	Energy-Alternate Sources - 0.1%
	FS Luxembourg SARL
523,000	8.13%, 02/11/2036(1)	476,532
395,000	8.63%, 06/25/2033(5)	376,040
		852,572
	Entertainment - 0.7%
	888 Acquisitions Ltd.
EUR 800,000	7.93%, 07/15/2028, 3 mo. EURIBOR + 5.5%(2)(5)	930,641
1,400,000	8.00%, 09/30/2031(5)(7)	1,660,100
$ 3,475,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	3,508,283
200,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	156,652
995,000	Motion Finco SARL 8.38%, 02/15/2032(1)	779,934
		7,035,610
	Food - 0.5%
	Bellis Acquisition Co. PLC
EUR 2,170,000	8.00%, 07/01/2031(5)(7)	2,417,950
475,000	8.00%, 07/01/2031(1)(7)	529,275
GBP 851,000	8.13%, 05/14/2030(5)	1,073,097
The accompanying notes are an integral part of these financial statements.

49

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Food - 0.5% - (continued)
$ 687,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	$697,515
EUR 100,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	118,486
		4,836,323
	Gas - 0.1%
$ 542,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(2)	560,648
	Hand/Machine Tools - 0.1%
EUR 500,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	574,309
	Healthcare - Products - 0.0%
$ 150,000	Insulet Corp. 6.50%, 04/01/2033(1)	151,969
	Healthcare - Services - 0.4%
465,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)(7)	479,530
	CHS/Community Health Systems, Inc.
381,000	4.75%, 02/15/2031(1)	339,850
2,579,000	9.75%, 01/15/2034(1)	2,612,687
754,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	791,786
		4,223,853
	Insurance - 1.3%
	Acrisure LLC/Acrisure Finance, Inc.
1,780,000	8.25%, 02/01/2029(1)	1,706,779
3,071,000	8.50%, 06/15/2029(1)	2,935,759
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
655,000	7.00%, 01/15/2031(1)	664,661
335,000	7.38%, 10/01/2032(1)	336,879
274,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	263,597
650,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	646,732
	Asurion LLC/Asurion Co-Issuer, Inc.
682,000	8.00%, 12/31/2032(1)	689,929
2,899,000	8.38%, 02/01/2034(1)	2,641,301
475,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	441,623
806,000	HUB International Ltd. 7.38%, 01/31/2032(1)	824,337
637,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(8)	665,753
200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(5)(8)	190,879
EUR 275,000	Unipol Assicurazioni SpA 6.00%, 07/21/2035, (6.00% fixed rate until 07/21/2035; 5 yr. EURIBOR ICE Swap + 3.24% thereafter)(2)(5)(8)	318,099
300,000	UNIQA Insurance Group AG 4.50%, 05/13/2046, (4.50% fixed rate until 11/13/2035; 3 mo. EURIBOR + 2.55% thereafter)(2)(5)	338,902
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Insurance - 1.3% - (continued)
$ 650,000	Well Link Life Insurance Co. Ltd. 7.88%, 06/23/2036, (7.88% fixed rate until 06/23/2031; 5 yr. USD CMT + 3.83% thereafter)(2)(5)	$612,699
525,000	Zurich Finance Ireland DAC 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	469,244
		13,747,173
	Internet - 0.5%
4,361,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	4,520,106
	United Group BV
EUR 320,000	6.38%, 05/14/2033(1)	367,201
725,000	6.75%, 02/15/2031(5)	857,795
		5,745,102
	Investment Company Security - 0.2%
	HA Sustainable Infrastructure Capital, Inc.
$ 452,000	7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	455,457
520,000	8.00%, 06/01/2056, (8.00% fixed rate until 03/01/2031; 5 yr. USD CMT + 4.30% thereafter)(2)	545,868
650,000	Ittihad International II Ltd. 7.38%, 11/13/2030(1)	650,082
		1,651,407
	IT Services - 0.4%
4,621,000	McAfee Corp. 7.38%, 02/15/2030(1)	3,918,031
	Leisure Time - 0.0%
535,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	524,387
	Lodging - 0.4%
	Fortune Star BVI Ltd.
EUR 615,000	3.95%, 10/02/2026(5)	704,340
$ 1,000,000	5.05%, 01/27/2027(5)	990,319
	Gohl Capital Holdings Ltd.
855,000	7.63%, 10/29/2031, (7.63% fixed rate until 10/29/2031; 5 yr. USD CMT + 3.71% thereafter)(2)(5)(8)	817,464
1,015,000	8.30%, 04/29/2036, (8.30% fixed rate until 04/29/2036; 5 yr. USD CMT + 4.26% thereafter)(2)(5)(8)	953,050
985,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	937,199
		4,402,372
	Media - 1.5%
4,315,000	Block Communications, Inc. 10.25%, 03/01/2031(1)	3,749,180
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
4,614,000	9.25%, 06/01/2032(1)	4,721,437
268,000	10.00%, 02/15/2031(1)	280,043
	Grupo Televisa SAB
1,980,000	5.00%, 05/13/2045	1,352,531
420,000	5.25%, 05/24/2049	285,227
534,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	441,711
495,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(1)(9)	287,100
The accompanying notes are an integral part of these financial statements.

50

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Media - 1.5% - (continued)
$ 5,335,000	Univision Communications, Inc. 8.88%, 04/15/2033(1)	$5,165,478
121,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	124,732
		16,407,439
	Mining - 0.5%
	Ivanhoe Mines Ltd.
1,620,000	7.88%, 01/23/2030(5)	1,629,235
215,000	7.88%, 01/23/2030(1)	216,226
	Vedanta Resources Finance II PLC
445,000	7.38%, 07/13/2034(1)	442,311
445,000	7.75%, 07/13/2037(1)	446,432
390,000	9.48%, 07/24/2030(1)	390,963
200,000	9.48%, 07/24/2030(5)	200,494
425,000	9.85%, 04/24/2033(1)	426,652
	WE Soda Investments Holding PLC
795,000	9.38%, 02/14/2031(1)	773,396
621,000	9.50%, 10/06/2028(5)	624,839
315,000	9.50%, 10/06/2028(1)	316,947
		5,467,495
	Oil & Gas - 0.4%
1,481,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,503,800
346,000	Diamondback Energy, Inc. 5.75%, 04/18/2054	321,944
968,000	Petroleos Mexicanos 6.75%, 09/21/2047	791,824
1,200,000	YPF SA 6.95%, 07/21/2027(5)	1,205,819
		3,823,387
	Packaging & Containers - 0.4%
	Ardagh Group SA
299,573	9.50%, 12/01/2030(1)	317,460
EUR 658,150	11.00%, 12/01/2030(5)(6)	704,287
6,188	11.00%, 12/01/2030(1)(6)	6,622
$ 424,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	405,218
1,270,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(3)(5)	1,211,897
	Sword Purchaser LLC
EUR 550,000	7.25%, 04/15/2033(1)	652,630
$ 490,000	8.25%, 04/15/2033(1)	501,189
200,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	221,315
		4,020,618
	Pharmaceuticals - 0.2%
235,000	Bausch Health Cos., Inc. 6.25%, 02/15/2029(1)	184,475
	Grifols SA
EUR 815,000	3.88%, 10/15/2028(5)(9)	931,830
264,615	7.50%, 05/01/2030(5)	316,924
	Teva Pharmaceutical Finance Netherlands II BV
710,000	4.38%, 05/09/2030	826,013
200,000	7.88%, 09/15/2031	267,455
		2,526,697
	Pipelines - 0.4%
$ 1,900,000	AL Candelaria (Spain) SA 5.75%, 06/15/2033(5)	1,752,750
	Enbridge, Inc.
489,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	488,149
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Pipelines - 0.4% - (continued)
$ 197,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	$222,617
230,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	241,376
216,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)	224,645
	Transcanada Trust
797,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	780,605
131,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD Term SOFR + 4.64% thereafter)(2)	130,953
353,000	Venture Global Plaquemines LNG LLC 6.50%, 06/15/2034(1)	364,060
		4,205,155
	Real Estate - 1.8%
GBP 830,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	1,066,649
$ 2,179,000	CoreLogic, Inc. 9.00%, 08/01/2031(1)	2,148,540
	CPI Property Group SA
EUR 705,000	4.75%, 07/22/2030(5)	762,379
GBP 260,000	6.88%, 02/05/2033(5)	320,581
EUR 3,485,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(2)(5)(8)	3,612,163
GBP 1,518,000	8.88%, 10/09/2030, (8.88% fixed rate until 10/09/2030; 5 yr. U.K. Government Bond + 5.65% thereafter)(2)(5)(8)	1,858,992
$ 1,000,000	GLP China Holdings Ltd. 7.75%, 04/30/2029(5)	901,496
	GLP Pte. Ltd.
1,720,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(2)(5)(8)	952,131
2,180,000	7.87%, 11/17/2026, (7.87% fixed rate until 11/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(5)(8)	1,324,503
1,285,000	9.75%, 05/20/2028(5)	1,164,179
	New Immo Holding SA
EUR 500,000	3.25%, 07/23/2027(5)	573,013
400,000	5.50%, 04/23/2031(5)	462,256
	Samhallsbyggnadsbolaget I Norden Holding AB
1,015,000	0.75%, 11/14/2028(5)	1,032,493
3,153,000	1.13%, 09/26/2029(5)	3,074,983
200,000	2.38%, 08/04/2026(5)	230,110
		19,484,468
	Real Estate Investment Trusts - 0.3%
	Brandywine Operating Partnership LP
$ 1,305,000	6.13%, 01/15/2031(7)	1,254,291
1,780,000	8.88%, 04/12/2029	1,865,600
575,000	Hudson Pacific Properties LP 4.65%, 04/01/2029	540,477
		3,660,368
The accompanying notes are an integral part of these financial statements.

51

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Retail - 0.6%
	Bertrand Franchise Finance SAS
EUR 140,000	6.24%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	$161,073
100,000	6.50%, 07/18/2030(5)	115,955
$ 495,000	FirstCash, Inc. 6.13%, 05/01/2034(1)	487,968
	Michaels Cos., Inc.
335,000	8.50%, 03/15/2033(1)	331,860
2,660,000	11.00%, 03/15/2034(1)(7)	2,603,863
195,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	195,623
2,278,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,162,798
699,000	Staples, Inc. 10.75%, 09/01/2029(1)	668,839
50,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	50,921
		6,778,900
	Semiconductors - 0.0%
288,000	Intel Corp. 6.13%, 05/15/2056	270,220
	Software - 1.9%
	AthenaHealth Group, Inc.
2,685,000	6.50%, 02/15/2030(1)	2,589,891
115,000	7.50%, 02/15/2032(1)	117,900
	Cloud Software Group LLC
169,000	6.50%, 03/31/2029(1)	165,140
515,000	9.00%, 09/30/2029(1)	504,572
EUR 640,000	IPD 3 BV 5.50%, 06/15/2031(5)	708,513
$ 20,000	Open Text Corp. 6.90%, 12/01/2027(1)	20,401
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	529,422
	Oracle Corp.
341,000	5.38%, 07/15/2040	284,642
260,000	5.70%, 02/04/2036	240,700
2,386,000	6.10%, 09/26/2065	1,874,860
4,287,000	6.70%, 02/04/2056	3,780,107
6,158,000	6.85%, 02/04/2066	5,418,340
	Rocket Software, Inc.
3,500,000	6.50%, 02/15/2029(1)(7)	3,224,833
389,000	9.00%, 11/28/2028(1)	385,027
	TeamSystem SpA
EUR 225,000	5.93%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	256,832
610,000	6.50%, 07/01/2032(1)(7)	696,594
		20,797,774
	Telecommunications - 1.2%
	Africell Holding Ltd.
$ 2,403,000	10.50%, 10/23/2029(5)(7)	2,466,729
450,000	10.50%, 10/23/2029(1)	462,108
	Altice France SA
EUR 528,539	5.50%, 10/15/2031(5)	596,402
$ 840,000	6.88%, 07/15/2032(1)	815,471
EUR 303,859	7.25%, 11/01/2029(1)	351,881
$ 297,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	284,980
320,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	319,464
25,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	25,500
314,000	EchoStar Corp. 6.75%, 11/30/2030(6)	318,459
	Level 3 Financing, Inc.
250,000	7.50%, 02/15/2037(1)	248,299
640,000	8.50%, 01/15/2036(1)	665,844
330,000	Meridian Arc Holdco LLC 6.25%, 04/30/2031(1)	317,075
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.2% - (continued)
	Telecommunications - 1.2% - (continued)
$ 1,885,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	$1,731,291
16,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	15,507
224,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	224,091
167,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	162,921
775,000	Telecom Argentina SA 8.50%, 01/20/2036(1)	808,519
	Telecommunications Co. Telekom Srbija AD Belgrade
EUR 130,000	6.75%, 05/18/2033(1)	151,667
1,080,000	7.13%, 05/18/2036(1)	1,259,825
$ 535,000	7.25%, 05/18/2031(1)	528,775
447,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(2)	450,577
169,000	Verizon Communications, Inc. 6.05%, 05/14/2058, (6.05% fixed rate until 02/14/2033; 5 yr. USD CMT + 1.81% thereafter)(2)	166,183
408,873	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(3)(5)	406,317
		12,777,885
	Water - 0.0%
572,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	487,056
	Total Corporate Bonds (cost $251,192,091)	$248,787,442
FOREIGN GOVERNMENT OBLIGATIONS - 5.6%
	Bolivia - 0.2%
2,130,000	Bolivia Government International Bonds 9.45%, 05/14/2031(1)	$2,156,625
	Brazil - 0.1%
BRL 807,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2030(4)	100,937
	Brazil Notas do Tesouro Nacional
3,256,000	10.00%, 01/01/2029	592,730
1,125,000	10.00%, 01/01/2033	181,797
444,000	10.00%, 01/01/2035	68,870
		944,334
	Bulgaria - 0.0%
	Bulgaria Government International Bonds
EUR 15,000	1.38%, 09/23/2050(5)	9,090
131,000	1.38%, 09/23/2050(5)	79,390
85,000	3.63%, 09/05/2032(5)	97,997
173,000	4.13%, 05/07/2038(5)	194,246
40,000	4.13%, 07/18/2045(5)	42,608
		423,331
	Cameroon - 0.2%
	Republic of Cameroon International Bonds
$ 2,600,000	8.88%, 01/30/2033(5)	2,517,070
40,000	8.88%, 01/30/2033(5)	38,724
		2,555,794
	Chile - 0.0%
CLP 204,223,950	Bonos de la Tesoreria de la Republica 2.00%, 03/01/2035(10)	211,136
The accompanying notes are an integral part of these financial statements.

52

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.6% - (continued)
	Colombia - 0.5%
EUR 2,297,000	Colombia Government International Bonds 6.50%, 11/26/2038	$2,708,885
	Colombia TES
COP 1,855,800,000	6.25%, 07/09/2036	397,560
184,100,000	7.25%, 10/18/2034	43,917
543,500,000	7.75%, 09/18/2030	147,158
1,767,600,000	9.25%, 05/28/2042	452,417
4,179,300,000	12.75%, 11/28/2040	1,388,252
1,684,500,000	13.25%, 02/09/2033	557,472
		5,695,661
	Congo - 0.7%
$ 4,229,000	Congolese International Bonds 9.50%, 02/17/2035(5)	4,087,769
3,410,000	DRC International Bonds 8.75%, 04/16/2032(1)	3,515,406
		7,603,175
	Czech Republic - 0.2%
	Czech Republic Government Bonds
CZK 12,350,000	1.50%, 04/24/2040	378,552
11,200,000	2.00%, 10/13/2033	442,955
340,000	4.00%, 04/04/2044	13,811
21,230,000	4.20%, 12/04/2036(5)	949,064
12,720,000	4.25%, 10/24/2034	579,672
2,980,000	4.50%, 11/11/2032	140,239
		2,504,293
	Ecuador - 0.2%
	Ecuador Government International Bonds
$ 325,000	5.50%, 07/31/2040(3)(5)	262,281
1,872,586	6.90%, 07/31/2035(1)(3)	1,683,455
200,000	9.25%, 01/29/2039(1)	199,000
		2,144,736
	Gabon - 0.2%
2,869,000	Gabon Government International Bonds 6.63%, 02/06/2031(5)	2,529,782
	India - 0.1%
	India Government Bonds
INR 13,850,000	6.64%, 06/16/2035	142,854
19,900,000	7.24%, 08/18/2055	203,036
74,310,000	7.30%, 06/19/2053	760,318
		1,106,208
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 840,000,000	5.88%, 03/15/2031	44,015
8,011,000,000	6.63%, 02/15/2034	423,814
2,004,000,000	6.75%, 07/15/2035	106,247
4,464,000,000	7.00%, 02/15/2033	242,461
1,091,000,000	7.13%, 08/15/2045	59,483
		876,020
	Kazakhstan - 0.1%
	Kazakhstan Government International Bonds
KZT 74,748,000	7.90%, 12/20/2038(1)	102,062
150,904,000	10.78%, 08/25/2036(1)	257,337
115,915,000	11.05%, 01/28/2037(1)	193,194
48,511,000	14.00%, 05/12/2031(1)	99,545
226,902,000	14.00%, 02/13/2035(1)	471,095
94,979,000	15.10%, 03/12/2034(1)	207,197
		1,330,430
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 2,923,000	3.52%, 04/20/2028	718,339
109,000	3.58%, 07/15/2032	26,596
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.6% - (continued)
	Malaysia - 0.2% - (continued)
MYR 91,000	3.76%, 05/22/2040	$21,799
115,000	3.89%, 08/15/2029	28,553
2,284,000	3.90%, 11/30/2026	560,551
4,362,000	3.90%, 11/16/2027	1,076,855
192,000	4.46%, 03/31/2053	49,605
248,000	4.70%, 10/15/2042	65,951
		2,548,249
	Mexico - 0.6%
	Mexico Bonos
MXN 5,604,700	7.50%, 05/26/2033	300,069
13,901,300	7.75%, 05/29/2031	778,166
3,886,400	7.75%, 11/23/2034	206,832
11,959,700	7.75%, 11/13/2042	580,389
4,770,600	8.00%, 04/15/2032	264,775
4,567,400	8.00%, 11/07/2047	223,411
3,353,900	8.00%, 07/31/2053	162,240
5,658,400	8.00%, 04/29/2055	273,035
3,024,900	8.50%, 03/01/2029	176,922
13,347,700	8.50%, 05/31/2029	779,588
10,102,500	8.50%, 11/18/2038	540,140
33,420,890	Mexico Cetes 0.00%, 06/08/2028(4)	1,672,089
		5,957,656
	Paraguay - 0.1%
	Paraguay Government International Bonds
PYG 1,529,000,000	8.50%, 04/04/2038(1)	244,446
1,304,000,000	8.50%, 04/04/2038(1)	208,475
		452,921
	Poland - 0.3%
	Republic of Poland Government Bonds
PLN 7,112,000	3.55%, 09/25/2028, PLTRCI + 0.00%(2)	1,867,674
928,000	4.50%, 01/25/2031	242,363
513,000	5.00%, 10/25/2034	131,787
2,319,000	5.25%, 04/25/2036	596,455
		2,838,279
	Romania - 1.0%
	Romania Government Bonds
RON 2,125,000	6.75%, 04/25/2035	462,817
1,605,000	6.90%, 10/29/2036	351,511
3,090,000	7.10%, 07/31/2034	687,817
3,195,000	7.90%, 02/24/2038	744,713
	Romania Government International Bonds
EUR 1,055,000	2.75%, 04/14/2041(5)	796,087
2,104,000	2.88%, 04/13/2042(5)	1,579,282
5,248,000	6.00%, 09/24/2044(1)	5,733,165
		10,355,392
	South Africa - 0.2%
ZAR 5,000,000	Republic of South Africa Floating Rate Note 8.31%, 07/11/2027, 3 mo. ZAR JIBAR + 1.30%(2)	303,153
5,000,000	Republic of South Africa Floating Rate Notes 7.95%, 09/17/2030, 3 mo. ZAR JIBAR + 0.96%(2)	303,730
	Republic of South Africa Government Bonds
10,907,000	8.50%, 01/31/2037	641,331
4,086,000	8.75%, 01/31/2044	234,982
1,704,000	8.75%, 02/28/2048	97,659
11,038,000	9.88%, 03/31/2039	699,667
		2,280,522
The accompanying notes are an integral part of these financial statements.

53

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.6% - (continued)
	Sri Lanka - 0.4%
$ 3,673,273	Sri Lanka Government International Bonds 3.60%, 02/15/2038(1)(3)	$3,695,320
	Supranational - 0.0%
INR 16,860,000	Asian Development Bank 6.20%, 10/06/2026	175,981
3,500,000	Asian Infrastructure Investment Bank 7.00%, 03/01/2029(5)	36,220
10,700,000	European Bank for Reconstruction & Development 6.50%, 10/03/2036	102,553
		314,754
	Thailand - 0.1%
	Thailand Government Bonds
THB 10,839,000	1.84%, 05/17/2036	317,778
5,721,000	2.50%, 11/17/2029	177,650
3,480,000	2.98%, 06/17/2045	103,069
14,171,000	3.45%, 06/17/2043	452,192
6,148,000	4.88%, 06/22/2029	202,750
		1,253,439
	Turkey - 0.1%
TRY 32,917,000	Turkiye Government Bonds 40.85%, 06/16/2027, 1 day TRY TLREF Rate + 0.00%(2)	700,248
	Total Foreign Government Obligations (cost $60,093,996)	$60,478,305
SENIOR FLOATING RATE INTERESTS - 10.8%(11)
	Advertising - 0.1%
$ 498,750	Wasserman Media Group LLC 6.23%, 06/23/2032, 1 mo. USD Term SOFR + 2.50%	$495,842
	Aerospace & Defense - 0.2%
	Air Comm Corp. LLC
4,433	1.00%, 12/11/2031, 1 mo. USD Term SOFR + 2.50%(12)	4,431
126,992	6.20%, 12/11/2031, 3 mo. USD Term SOFR + 2.50%	126,914
498,747	Barnes Group, Inc. 6.23%, 01/27/2032, 1 mo. USD Term SOFR + 2.50%	499,191
	PMI U.S. Bidco, Inc.
68,966	6.96%, 03/16/2033, 1 mo. USD Term SOFR + 3.25%(12)	69,362
431,034	6.98%, 03/16/2033, 3 mo. USD Term SOFR + 3.25%	433,513
	TransDigm, Inc.
671,181	6.23%, 08/19/2032, 1 mo. USD Term SOFR + 2.50%	672,107
463,838	6.23%, 02/13/2033, 1 mo. USD Term SOFR + 2.50%	464,278
		2,269,796
	Agriculture - 0.0%
198,256	Golden State Food LLC 7.23%, 12/04/2031, 3 mo. USD Term SOFR + 3.50%	198,404
	Airlines - 0.2%
590,000	American Airlines, Inc. 6.67%, 05/29/2033, U.S. (Fed) Prime Rate + 3.00%	585,327
147,375	AS Mileage Plan IP Ltd. 5.48%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	146,915
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Airlines - 0.2% - (continued)
$ 740,000	OneSky Flight LLC 6.42%, 02/17/2033, 1 mo. USD Term SOFR + 2.75%	$739,541
490,030	VistaJet Malta Finance PLC 7.48%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	490,339
		1,962,122
	Apparel - 0.1%
497,468	ABG Intermediate Holdings 2 LLC 5.98%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	498,125
857,595	Varsity Brands, Inc. 6.48%, 08/26/2031, 3 mo. USD Term SOFR + 2.75%	857,457
		1,355,582
	Auto Parts & Equipment - 0.0%
129,350	Clarios Global LP 6.23%, 01/28/2032, 1 mo. USD Term SOFR + 2.50%	129,512
365,000	Stonepeak Motion Finco LLC 6.18%, 06/24/2033, 3 mo. USD Term SOFR + 2.50%	365,076
		494,588
	Beverages - 0.0%
264,337	Primo Brands Corp. 6.48%, 03/31/2031, 3 mo. USD Term SOFR + 2.75%	265,265
	Biotechnology - 0.0%
467,500	Genmab AS 5.73%, 12/12/2032, 3 mo. USD Term SOFR + 2.00%	466,967
	Chemicals - 0.3%
183,602	AAP Buyer, Inc. 6.57%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	184,214
285,000	BASF Coatings Ltd. 7.24%, 06/29/2033, 3 mo. USD Term SOFR + 3.50%	286,120
900,000	Ineos Finance PLC 8.72%, 06/25/2032, 3 mo. USD Term SOFR + 5.00%	831,753
997,462	Ineos U.S. Finance LLC 6.73%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	927,021
348,250	Olympus Water U.S. Holding Corp. 6.98%, 11/03/2032, 3 mo. USD Term SOFR + 3.25%	348,142
249,061	Qnity Electronics, Inc. 5.40%, 11/01/2032, 1 mo. USD Term SOFR + 1.75%	248,854
		2,826,104
	Commercial Banks - 0.1%
997,500	Ascensus Group Holdings, Inc. 6.72%, 11/25/2032, 3 mo. USD Term SOFR + 3.00%	975,685
	Commercial Services - 1.2%
601,582	Allied Universal Holdco LLC 6.98%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	603,128
1,454,534	Belron Finance 2019 LLC 5.66%, 10/16/2031, 3 mo. USD Term SOFR + 2.00%	1,451,813
99,750	Boluda Towage SL 6.19%, 06/30/2033, 3 mo. USD Term SOFR + 2.50%	100,187
130,000	Brightview Landscapes LLC 5.82%, 06/17/2033, 3 mo. USD Term SOFR + 2.00%	129,783
365,000	Carrix, Inc. 5.71%, 07/27/2033, 3 mo. USD Term SOFR + 2.00%	364,087
The accompanying notes are an integral part of these financial statements.

54

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Commercial Services - 1.2% - (continued)
$ 228,275	Citrin Cooperman Advisors LLC 6.73%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	$223,568
257,127	Corp. Service Co. 5.73%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	256,806
990,109	First Advantage Holdings LLC 6.48%, 10/31/2031, 3 mo. USD Term SOFR + 2.75%	987,722
971,255	Fugue Finance BV 5.92%, 01/09/2032, 3 mo. USD Term SOFR + 2.25%	968,584
498,742	Garda World Security Corp. 6.51%, 02/01/2029, 3 mo. USD Term SOFR + 2.75%	497,994
3,387,747	Genuine Financial Holdings LLC 6.98%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	3,293,161
397,497	OMNIA Partners LLC 6.42%, 12/31/2032, 3 mo. USD Term SOFR + 2.75%	397,939
348,250	Parexel International Corp. 6.23%, 12/12/2031, 1 mo. USD Term SOFR + 2.50%	348,758
98,754	PG Investment Co. 59 SARL 5.73%, 03/26/2031, 3 mo. USD Term SOFR + 2.00%	98,600
	Pye-Barker Fire & Safety LLC
18,850	3.09%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%(12)	18,913
126,150	6.23%, 12/16/2032, 3 mo. USD Term SOFR + 2.50%	126,570
896,242	Ryan LLC 7.23%, 11/05/2032, 1 mo. USD Term SOFR + 3.50%	897,219
715,000	Shift4 Payments LLC 5.73%, 07/03/2032, 3 mo. USD Term SOFR + 2.00%	713,663
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 4.98%, 07/15/2032, 3 mo. EURIBOR + 2.75%	287,307
$ 287,055	Trans Union LLC 5.48%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	286,209
1,000,000	Vestis Corp. 5.92%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	989,690
		13,041,701
	Construction Materials - 0.4%
822,500	Chamberlain Group, Inc. 6.73%, 09/08/2032, 1 mo. USD Term SOFR + 3.00%	822,977
	Emerald Borrower LP
674,822	5.92%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	674,512
847,252	6.07%, 08/04/2031, 3 mo. USD Term SOFR + 2.25%	846,973
1,459,523	Hobbs & Associates LLC 6.48%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,455,874
545,737	Quikrete Holdings, Inc. 5.98%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	545,933
	Watlow Electric Manufacturing Co.
226,266	6.42%, 06/17/2033, 3 mo. USD Term SOFR + 2.75%	226,662
23,734	6.43%, 06/17/2033, 1 mo. USD Term SOFR + 2.75%(12)	23,776
		4,596,707
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Distribution/Wholesale - 0.2%
$ 190,282	American Builders & Contractors Supply Co., Inc. 5.48%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	$190,316
346,984	Core & Main LP 5.66%, 02/09/2031, 3 mo. USD Term SOFR + 2.00%	346,984
348,874	Gloves Buyer, Inc. 7.48%, 05/21/2032, 3 mo. USD Term SOFR + 3.75%	349,128
825,000	Olympus Water U.S. Holding Corp. 6.73%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	823,779
646,717	Windsor Holdings III LLC 6.48%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	647,041
		2,357,248
	Diversified Financial Services - 0.3%
1,071,750	Blackhawk Network Holdings, Inc. 7.23%, 03/12/2029, 3 mo. USD Term SOFR + 3.50%	1,066,724
119,400	CFC Bidco 2022 Ltd. 7.23%, 07/01/2032, 3 mo. USD Term SOFR + 3.50%	113,928
398,990	FNZ Group Services Ltd. 8.66%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	299,242
651,717	Focus Financial Partners LLC 6.23%, 09/15/2031, 1 mo. USD Term SOFR + 2.50%	642,638
	HighTower Holdings LLC
75,000	1.00%, 02/03/2032, 1 mo. USD Term SOFR + 2.75%(12)	74,625
612,343	6.41%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	609,282
145,000	Jupiter Borrower, Inc. 6.48%, 06/30/2033, 3 mo. USD Term SOFR + 2.75%	145,725
239,400	Osaic Holdings, Inc. 6.23%, 07/30/2032, 3 mo. USD Term SOFR + 2.50%	237,775
		3,189,939
	Electronics - 0.2%
425,000	Dwyer Instruments, Inc. 6.21%, 07/25/2033, 3 mo. USD Term SOFR + 2.50%	424,469
455,844	LSF12 Crown U.S. Commercial Bidco LLC 6.24%, 12/02/2031, 1 mo. USD Term SOFR + 2.50%	456,318
645,000	Resilience Parent LLC 6.23%, 02/28/2033, 3 mo. USD Term SOFR + 2.50%	643,658
138,600	Sanmina Corp. 5.40%, 10/27/2032, 1 mo. USD Term SOFR + 1.75%	138,715
		1,663,160
	Energy-Alternate Sources - 0.0%
170,000	ACI Rover Parent LLC 5.98%, 06/09/2033, 3 mo. USD Term SOFR + 2.25%	169,533
	Engineering & Construction - 0.3%
1,205,000	AGI-CFI Acquisition Corp. 8.23%, 03/25/2033, 1 mo. USD Term SOFR + 4.50%	1,194,962
99,250	Blackfin Pipeline LLC 6.75%, 09/29/2032, 1 mo. USD Term SOFR + 3.00%	99,313
The accompanying notes are an integral part of these financial statements.

55

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Engineering & Construction - 0.3% - (continued)
	Brown Group Holding LLC
$ 128,697	6.21%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	$128,960
497,475	6.23%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	498,614
350,000	Dycom Investments, Inc. 5.40%, 01/27/2033, 3 mo. USD Term SOFR + 1.75%	350,108
100,000	Modern Aviation Fbo Holdings LLC 6.73%, 06/30/2033, 3 mo. USD Term SOFR + 3.00%	100,125
401,945	Newly Weds Foods, Inc. 5.97%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	401,945
501,442	Tecta America Corp. 6.23%, 02/18/2032, 1 mo. USD Term SOFR + 2.50%	501,713
		3,275,740
	Entertainment - 0.5%
748,111	Crown Finance U.S., Inc. 8.17%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	750,295
596,487	EOC Borrower LLC 6.48%, 03/24/2032, 1 mo. USD Term SOFR + 2.75%	597,418
99,000	Flutter Financing BV 5.73%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	98,381
735,135	Great Canadian Gaming Corp. 8.43%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	726,864
646,734	Herschend Entertainment Co. LLC 6.23%, 05/27/2032, 1 mo. USD Term SOFR + 2.50%	648,351
550,000	Ontario Gaming GTA LP 7.98%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	525,800
280,000	Pioneer Opco LLC 7.00%, 05/16/2033, 1 mo. USD Term SOFR + 3.25%	281,501
850,000	Six Flags Entertainment Corp. 5.73%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	842,163
853,459	TKO Worldwide Holdings LLC 5.41%, 11/21/2031, 3 mo. USD Term SOFR + 1.75%	851,573
		5,322,346
	Environmental Control - 0.0%
180,000	EnergySolutions LLC 6.43%, 07/23/2033, 3 mo. USD Term SOFR + 2.75%	180,225
	Food - 0.2%
398,505	Aspire Bakeries Holdings LLC 6.75%, 12/23/2030, 1 mo. USD Term SOFR + 3.00%	399,832
248,750	Chobani LLC 5.98%, 10/28/2032, 1 mo. USD Term SOFR + 2.25%	249,593
867,521	Froneri Lux Finco SARL 6.45%, 09/30/2032, 6 mo. USD Term SOFR + 2.50%	862,385
695,000	TreeHouse Foods, Inc. 7.98%, 02/11/2033, 1 mo. USD Term SOFR + 4.25%	696,501
194,756	U.S. Foods, Inc. 5.48%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	195,761
		2,404,072
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Food Service - 0.0%
$ 215,775	Aramark Services, Inc. 5.48%, 04/06/2028, 1 mo. USD Term SOFR + 1.75%	$215,775
	Healthcare - Products - 0.3%
1,073,718	Agiliti Health, Inc. 6.75%, 05/01/2030, 3 mo. USD Term SOFR + 3.00%	1,038,822
396,756	Bausch & Lomb Corp. 7.48%, 01/15/2031, 1 mo. USD Term SOFR + 3.75%	397,747
	Hanger, Inc.
13,046	6.14%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(12)	13,122
100,608	7.23%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	101,190
1,475,000	Hologic, Inc. 5.99%, 04/07/2033, 3 mo. USD Term SOFR + 2.25%	1,450,013
97,938	Insulet Corp. 5.73%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	98,204
		3,099,098
	Healthcare - Services - 0.2%
994,751	ADMI Corp. 7.22%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	923,258
460,000	Bella Holding Co. LLC 6.98%, 06/16/2033, 1 mo. USD Term SOFR + 3.25%	459,140
750,000	Charlotte Buyer, Inc. 8.15%, 06/30/2031, 1 mo. USD Term SOFR + 4.50%	750,555
394,591	Star Parent, Inc. 7.23%, 09/27/2030, 3 mo. USD Term SOFR + 3.50%	395,869
		2,528,822
	Home Builders - 0.0%
110,173	Installed Building Products, Inc. 5.48%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	110,428
	Home Furnishings - 0.1%
545,000	AI Aqua Merger Sub, Inc. 6.15%, 07/05/2033, 1 mo. USD Term SOFR + 2.50%	545,000
197,390	Somnigroup International, Inc. 5.89%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	198,294
		743,294
	Household Products - 0.0%
100,000	Prestige Brands, Inc. 5.73%, 06/13/2033, 1 mo. USD Term SOFR + 2.00%	100,250
	Insurance - 0.7%
	Acrisure LLC
648,987	6.73%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	592,850
1,055,638	6.98%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	947,962
474,251	Alera Group, Inc. 6.48%, 05/30/2032, 1 mo. USD Term SOFR + 2.75%	460,764
696,984	Alliant Holdings Intermediate LLC 6.23%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	693,896
1,192,000	Asurion LLC 7.57%, 02/23/2033, 3 mo. USD Term SOFR + 3.75%	1,115,509
448,241	Howden Group Holdings Ltd. 6.48%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	429,751
The accompanying notes are an integral part of these financial statements.

56

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Insurance - 0.7% - (continued)
$ 775,439	HUB International Ltd. 5.98%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	$775,718
1,470,987	Sedgwick Claims Management Services, Inc. 6.23%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	1,460,263
245,000	Truist Insurance Holdings LLC 6.48%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	240,713
497,468	USI, Inc. 5.98%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	496,847
		7,214,273
	Internet - 0.7%
138,477	Go Daddy Operating Co. LLC 5.48%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	136,458
	MH Sub I LLC
1,061,935	7.98%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	1,028,527
43,666	7.98%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	38,939
	Proofpoint, Inc.
840,304	6.73%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	825,077
5,260,000	8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	5,164,689
		7,193,690
	Investment Company Security - 0.1%
695,734	Dragon Buyer, Inc. 6.48%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	549,052
99,750	Gryphon Acquire Newco LLC 6.41%, 09/13/2032, 3 mo. USD Term SOFR + 2.75%	99,875
		648,927
	IT Services - 0.4%
852,326	Amentum Holdings, Inc. 5.48%, 09/29/2031, 1 mo. USD Term SOFR + 1.75%	850,834
573,562	CACI International, Inc. 5.48%, 03/09/2033, 1 mo. USD Term SOFR + 1.75%	572,369
1,464,165	Fortress Intermediate 3, Inc. 6.68%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	1,458,060
296,771	Kaseya, Inc. 7.07%, 03/22/2032, 3 mo. USD Term SOFR + 3.25%	221,919
922,371	McAfee LLC 6.73%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	831,785
165,204	Surf Holdings LLC 7.35%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	155,528
275,000	Tempo Acquisition LLC 5.48%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	234,713
250,000	Venga Finance SARL 0.00%, 06/28/2032(13)	250,000
		4,575,208
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Leisure Time - 0.1%
$ 489,782	Hayward Industries, Inc. 5.73%, 06/23/2033, 1 mo. USD Term SOFR + 2.00%	$489,400
357,080	LC AHAB U.S. Bidco LLC 6.32%, 05/01/2031, 3 mo. USD Term SOFR + 2.50%	356,337
		845,737
	Media - 0.6%
1,469,895	Charter Communications Operating LLC 5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	1,416,978
1,546,634	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	1,547,609
2,002,200	NEP Group, Inc. 8.23%, 10/17/2031, 1 mo. USD Term SOFR + 4.50%	1,870,455
476,786	Nexstar Media, Inc. 6.48%, 03/18/2033, 1 mo. USD Term SOFR + 2.75%	475,966
845,000	Sunrise Financing Partnership 6.34%, 02/15/2032, 6 mo. USD Term SOFR + 2.47%	829,275
		6,140,283
	Metal Fabricate/Hardware - 0.1%
583,537	Advanced Drainage Systems, Inc. 5.27%, 02/28/2033, 1 mo. USD Term SOFR + 1.63%	587,768
	Mining - 0.0%
118,500	Novelis Corp. 5.48%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	118,085
	Miscellaneous Manufacturing - 0.0%
76,806	John Bean Technologies Corp. 5.48%, 01/02/2032, 1 mo. USD Term SOFR + 1.75%	76,970
	Packaging & Containers - 0.4%
1,071,240	Berlin Packaging LLC 6.98%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	1,065,777
560,267	Clydesdale Acquisition Holdings, Inc. 6.91%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	546,540
532,325	Owens-Illinois, Inc. 6.73%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	524,873
1,313,838	Proampac PG Borrower LLC 7.78%, 03/07/2033, 3 mo. USD Term SOFR + 4.00%	1,283,725
550,000	Sword Purchaser LLC 7.71%, 04/11/2033	528,886
352,067	TricorBraun Holdings, Inc. 6.98%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	317,300
		4,267,101
	Pharmaceuticals - 0.1%
99,251	Amneal Pharmaceuticals LLC 6.73%, 08/02/2032, 1 mo. USD Term SOFR + 3.00%	99,499
745,988	Bausch Health Cos., Inc. 9.98%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	722,929
		822,428
The accompanying notes are an integral part of these financial statements.

57

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Pipelines - 0.3%
$ 973,248	Colossus Acquireco LLC 5.37%, 01/31/2033, 3 mo. USD Term SOFR + 1.75%	$968,654
646,544	NorthRiver Midstream Finance LP 5.98%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	648,161
475,000	Traverse Midstream Partners LLC 6.04%, 07/14/2033, 3 mo. USD Term SOFR + 2.25%	474,406
440,000	Venture Global Calcasieu Pass LLC 6.95%, 04/11/2033, 6 mo. USD Term SOFR + 3.25%	442,680
499,750	WhiteWater Matterhorn Holdings LLC 5.50%, 06/16/2032, 3 mo. USD Term SOFR + 1.75%	495,377
		3,029,278
	Retail - 1.0%
498,721	BCPE Grill Parent 8.42%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	471,292
	Dave & Buster's, Inc.
2,599,000	6.92%, 06/29/2029, 3 mo. USD Term SOFR + 3.25%	2,267,160
334,150	6.94%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	268,225
456,085	Great Outdoors Group LLC 6.98%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	457,713
431,023	IRB Holding Corp. 6.23%, 12/16/2030, 1 mo. USD Term SOFR + 2.50%	431,695
336,750	LBM Acquisition LLC 7.57%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	268,278
718,450	Petco Health & Wellness Co., Inc. 7.98%, 02/03/2031, 3 mo. USD Term SOFR + 4.25%	716,309
	QXO, Inc.
847,222	5.73%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	846,011
740,000	5.73%, 07/01/2033, 1 mo. USD Term SOFR + 2.00%	738,564
2,834,681	Specialty Building Products Holdings LLC 7.58%, 10/16/2028, 1 mo. USD Term SOFR + 3.75%	2,636,254
573,537	Staples, Inc. 9.41%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	532,816
960,000	White Cap Buyer LLC 7.23%, 02/10/2033, 1 mo. USD Term SOFR + 3.50%	957,101
		10,591,418
	Software - 1.3%
1,248,111	Athenahealth Group, Inc. 6.98%, 02/16/2032, 1 mo. USD Term SOFR + 3.25%	1,237,976
747,128	BCPE Pequod Buyer, Inc. 6.48%, 11/25/2031, 1 mo. USD Term SOFR + 2.75%	731,872
1,243,703	Boxer Parent Co., Inc. 6.42%, 07/30/2031, 3 mo. USD Term SOFR + 2.75%	1,131,508
500,000	CCC Intelligent Solutions, Inc. 5.73%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	494,875
3,718,000	CoreWeave Financing DDTL V LLC 3.81%, 11/17/2031, 1 mo. USD Term SOFR + 4.50%(12)	3,708,705
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.8%(11) - (continued)
	Software - 1.3% - (continued)
	Cotiviti Corp.
$ 773,731	6.40%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	$724,986
298,000	6.40%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	277,674
875,000	Dayforce, Inc. 6.82%, 02/04/2033, 3 mo. USD Term SOFR + 3.00%	813,435
997,462	Epicor Software Corp. 6.48%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	950,910
497,475	Genesys Cloud Services Holdings II LLC 6.23%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	478,770
250,000	Imagine Learning LLC 7.23%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	222,188
275,000	Oak-Eagle Acquire Co., Inc. 7.21%, 08/04/2033, 3 mo. USD Term SOFR + 3.50%	276,411
250,000	Open Text Corp. 5.48%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	247,500
498,500	Project Boost Purchaser LLC 6.48%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	487,334
1,195,985	Rocket Software, Inc. 7.48%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	1,150,071
846,184	Waystar Technologies, Inc. 5.73%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	844,069
190,107	Zelis Payments Buyer, Inc. 6.48%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	186,403
		13,964,687
	Transportation - 0.1%
578,992	First Student Bidco, Inc. 5.98%, 08/15/2030, 3 mo. USD Term SOFR + 2.25%	579,201
	Van Pool Transportation LLC
786,235	6.48%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	786,974
38,765	7.49%, 08/06/2030, 3 mo. USD Term SOFR + 2.75%	38,802
		1,404,977
	Total Senior Floating Rate Interests (cost $116,608,027)	$115,789,523
U.S. GOVERNMENT AGENCIES - 20.8%
	Mortgage-Backed Agencies - 20.8%
	Federal Home Loan Mortgage Corp. - 4.7%
460,854	2.33%, 10/25/2055, 30 day USD SOFR Average + 5.95%(2)(14)	$28,169
4,368,756	4.00%, 02/01/2053	3,989,812
9,452,257	4.00%, 06/01/2053	8,639,159
13,640,409	4.00%, 01/01/2054	12,486,077
9,929,025	4.00%, 04/01/2054	9,078,970
253,417	5.00%, 11/01/2039	252,456
1,984,785	5.00%, 05/01/2056	1,916,172
1,732,061	5.00%, 06/01/2056	1,672,184
398,312	5.00%, 07/01/2056	384,542
94,938	5.00%, 08/01/2056	91,654
611,576	5.50%, 09/01/2040	620,473
125,000	7.87%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	130,472
The accompanying notes are an integral part of these financial statements.

58

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 20.8% - (continued)
	Mortgage-Backed Agencies - 20.8% - (continued)
	Federal Home Loan Mortgage Corp. - 4.7% - (continued)
$ 1,480,000	8.57%, 02/25/2045, 30 day USD SOFR Average + 4.95%(1)(2)	$1,509,894
3,215,000	10.47%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,466,659
880,000	10.72%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	903,727
1,480,000	11.33%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	1,768,284
710,000	11.42%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	723,845
250,000	12.87%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(2)	297,655
2,030,000	15.12%, 10/25/2050, 30 day USD SOFR Average + 11.5%(1)(2)	2,770,950
		50,731,154
	Federal National Mortgage Association - 2.3%
477,813	2.50%, 04/25/2051(14)	76,051
535,352	2.50%, 04/25/2052(14)	80,152
452,459	3.00%, 07/25/2052(14)	81,617
8,533,809	3.50%, 12/01/2055	7,575,929
200,900	4.00%, 09/25/2050(14)	39,680
614,884	4.47%, 03/25/2056, 30 day USD SOFR Average + 0.85%(2)	613,141
7,065,725	4.50%, 05/01/2056	6,641,311
1,296,266	4.97%, 03/25/2055, 30 day USD SOFR Average + 1.35%(2)	1,310,716
98,774	5.00%, 04/01/2056	95,360
649,225	5.00%, 05/01/2056	626,782
311,755	5.50%, 11/01/2039	315,074
7,682,456	5.50%, 02/01/2055	7,609,264
		25,065,077
	Government National Mortgage Association - 1.5%
469,033	4.50%, 08/20/2045(14)	84,403
448,994	4.50%, 05/20/2048(14)	63,430
3,150,000	4.50%, 08/01/2056(15)	2,952,012
2,805,000	5.00%, 08/01/2056(15)	2,713,759
9,820,000	6.00%, 08/01/2056(15)	9,980,156
		15,793,760
	Uniform Mortgage-Backed Security - 12.3%
1,750,000	2.00%, 08/01/2056(15)	1,362,813
3,855,000	2.50%, 08/01/2056(15)	3,142,385
8,570,000	3.00%, 08/01/2056(15)	7,304,918
20,875,000	4.00%, 08/01/2056(15)	19,054,635
3,425,000	5.00%, 08/01/2041(15)	3,408,126
2,875,000	5.00%, 08/01/2056(15)	2,774,277
27,150,000	5.50%, 08/01/2041(15)	27,427,608
68,121,000	5.50%, 08/01/2056(15)	67,412,899
		131,887,661
	Total U.S. Government Agencies (cost $225,222,515)	$223,477,652
U.S. GOVERNMENT SECURITIES - 23.9%
	U.S. Treasury Securities - 23.9%
	U.S. Treasury Bonds - 11.3%
31,546,000	1.13%, 05/15/2040	$19,245,524
20,743,000	1.38%, 11/15/2040	12,910,897
1,190,000	2.25%, 08/15/2046	740,496
11,595,000	2.50%, 02/15/2045	7,768,650
1,775,000	3.00%, 11/15/2045	1,282,299
13,125,000	3.38%, 11/15/2048	9,788,379
3,095,000	3.63%, 08/15/2043	2,532,218
2,118,800	3.63%, 05/15/2053	1,609,791
3,025,000	4.00%, 11/15/2042	2,626,551
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 23.9% - (continued)
	U.S. Treasury Securities - 23.9% - (continued)
	U.S. Treasury Bonds - 11.3% - (continued)
$ 9,025,000	4.00%, 11/15/2052	$7,351,145
7,665,000	4.13%, 08/15/2044	6,655,675
8,671,000	4.13%, 08/15/2053	7,209,801
410,000	4.25%, 05/15/2039	384,855
3,725,000	4.25%, 08/15/2054	3,163,194
3,125,000	4.50%, 11/15/2054(16)	2,768,189
7,800,000	4.75%, 05/15/2055	7,200,680
4,000	4.75%, 02/15/2056(17)	3,696
5,700,000	4.88%, 08/15/2045	5,431,922
20,582,000	5.00%, 05/15/2037	21,095,746
1,324,800	5.00%, 05/15/2056	1,274,292
		121,044,000
	U.S. Treasury Inflation-Indexed Bonds - 0.7%
3,927,504	0.63%, 02/15/2043(10)	2,742,276
2,580,072	0.75%, 02/15/2042(10)	1,893,041
3,400,019	1.38%, 02/15/2044(10)	2,657,776
		7,293,093
	U.S. Treasury Notes - 11.9%
25,178,000	3.38%, 09/15/2028(18)(19)	24,713,781
17,040,000	3.38%, 05/15/2033	15,874,491
3,000,000	3.50%, 02/15/2033	2,824,687
20,666,000	3.63%, 08/31/2030(19)	20,068,623
10,935,000	3.88%, 08/15/2034	10,382,697
7,049,000	4.00%, 11/15/2035(16)(19)	6,682,232
25,438,000	4.25%, 11/15/2034(18)	24,745,411
20,600,000	4.25%, 08/15/2035	19,945,789
2,390,000	4.38%, 05/15/2036	2,327,262
		127,564,973
	Total U.S. Government Securities (cost $262,416,665)	$255,902,066
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$4,687
27	Versigent PLC*	1,117
		5,804
	Financial Services - 0.0%
33,932	Unifin Financiera SAB de CV*(20)(21)	1,261
250,000	Unifin Financiera SAB de CV*(9)(20)(21)	12,500
		13,761
	Food, Beverage & Tobacco - 0.0%
1,551	Luxco Co. Ltd.*	29,601
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
2	Waters Corp.*	755
	Software & Services - 0.0%
120	Microsoft Corp.	55,766
7	Shopify, Inc. Class A*	820
		56,586
	Total Common Stocks (cost $93,402)	$106,507
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Banks - 0.0%
5,485	Wells Fargo & Co. Series Z, 4.75%(22)	$100,540
	Total Convertible Preferred Stocks (cost $102,734)	$100,540
The accompanying notes are an integral part of these financial statements.

59

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
106,800	Invesco Senior Loan ETF	$2,177,652
43,000	SPDR Blackstone Senior Loan ETF	1,737,200
	Total Exchange-Traded Funds (cost $3,894,831)	$3,914,852
PREFERRED STOCKS - 0.8%
	Banks - 0.2%
357	Bank of America Corp. Series L, 7.25%*(22)	$460,494
9,326	Citigroup, Inc. Series II, 6.25%*(22)	229,140
23,075	Citizens Financial Group, Inc. Series I, 6.50%(22)	572,029
7,894	KeyCorp Series F, 5.65%(22)	170,431
4,425	Wells Fargo & Co. Series AA, 4.70%(22)	80,270
		1,512,364
	Capital Goods - 0.1%
12,393	Boeing Co. (Preference Shares), 6.00%*	827,976
	Financial Services - 0.2%
3,000	Ares Management Corp. Series B, 6.75%	123,360
6,500	Capital One Financial Corp. Series I, 5.00%(7)(22)	117,455
21,251	Capital One Financial Corp. Series N, 4.25%(22)	327,478
5,167	KKR & Co., Inc. Series D, 6.25%(7)	224,196
20,830	Morgan Stanley Series O, 4.25%(22)	346,611
15,994	Morgan Stanley Series Q, 6.63%(7)(22)	406,727
22,304	Synchrony Financial Series B, 8.25%(22)	578,120
		2,123,947
	Insurance - 0.0%
6,322	Brighthouse Financial, Inc. Series C, 5.38%(22)	72,071
12,821	Enstar Group Ltd. Series D, 7.00%(22)	292,447
		364,518
	Media & Entertainment - 0.1%
6,671	Alphabet, Inc. Series A, 6.25%*	334,617
4,114	Alphabet, Inc. Series B, 6.25%*	206,523
		541,140
	Software & Services - 0.1%
23,271	Oracle Corp. Series D, 6.50%(7)	974,589
	Telecommunication Services - 0.0%
16,882	T-Mobile USA, Inc. (Preference Shares), 5.50%	350,302
	Utilities - 0.1%
1,700	NextEra Energy, Inc. (Preference Shares), 7.30%	90,440
11,000	NextEra Energy, Inc. (Preference Shares), 7.38%*	524,700
10,702	PG&E Corp. Series A, 6.00%	453,872
2,400	PPL Corp. (Preference Shares), 7.00%*	112,752
6,415	Southern Co. (Preference Shares), 6.50%	161,979
		1,343,743
	Total Preferred Stocks (cost $8,163,835)	$8,038,579
Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(20)(21)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $1,162,959,914)		$1,150,877,502
SHORT-TERM INVESTMENTS - 6.1%
	Repurchase Agreements - 0.6%
$ 6,892,466	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2026 at 3.64%, due on 08/03/2026 with a maturity value of $6,894,557; collateralized by U.S. Treasury Note at 4.13%, maturing 06/30/2028, with a market value of $7,030,354		$6,892,466
	Securities Lending Collateral - 1.1%
11,887,990	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(23)		11,887,990
	U.S. Treasury Securities - 4.4%
	U.S. Treasury Bills - 4.4%
42,440,000	3.59%, 08/25/2026(24)		42,335,711
650,000	3.61%, 09/08/2026(24)		647,491
1,620,000	3.76%, 11/03/2026(24)		1,604,746
2,315,000	3.83%, 10/27/2026(24)		2,294,992
			46,882,940
	Total Short-Term Investments (cost $65,661,399)		$65,663,396
	Total Investments Excluding Purchased Options (cost $1,228,621,313)	113.5%	$1,216,540,898
	Total Purchased Options (cost $80,362)	0.0%	$45,411
	Total Investments (cost $1,228,701,675)	113.5%	$1,216,586,309
	Other Assets and Liabilities	(13.5)%	(144,486,439)
	Net Assets	100.0%	$1,072,099,870
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

60

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$366,029,191, representing 34.1% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Security is a zero-coupon bond.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $89,603,140, representing 8.4% of net assets.

(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
July 31, 2026, the aggregate value of the unfunded commitment was $3,912,934, which represents to 0.4% of total net assets.

(13)	All or a portion of the security represents unsettled bank loan commitments at July 31, 2026, where the rate will be determined at time of settlement.
(14)	Securities disclosed are interest-only strips.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $6,455,787.
(17)	All, or a portion of the security, was pledged as collateral against open forward foreign currency exchange contracts. As of July 31, 2026, the market value of securities pledged was $3,696.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $3,174,697.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of July 31, 2026, the market value of securities pledged was $160,888.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,761 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$—	$—
08/2024	Unifin Financiera SAB de CV	250,000	7,500	12,500
08/2024	Unifin Financiera SAB de CV	33,932	7,500	1,261
			$15,000	$13,761

(21)	Investment valued using significant unobservable inputs.
(22)	Perpetual security with no stated maturity date.
(23)	Current yield as of period end.
(24)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at July 31, 2026
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	MSC	3.63	USD	10/23/2026	640,000	USD	640,000	$19,862	$15,343	$4,519
Call USD vs. Put ZAR	BOA	16.13	USD	08/24/2026	346,000	USD	346,000	9,351	11,763	(2,412)
Total Call								$29,213	$27,106	$2,107
Put
Call CNY vs. Put USD	JPM	6.67	USD	09/29/2026	905,000	USD	905,000	$851	$3,530	$(2,679)
The accompanying notes are an integral part of these financial statements.

61

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

OTC Option Contracts Outstanding at July 31, 2026 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Put – (continued):
Call CNY vs. Put USD	BOA	6.66	USD	09/30/2026	922,000	USD	922,000	$665	$3,294	$(2,629)
Call PLN vs. Put USD	MSC	3.63	USD	10/23/2026	640,000	USD	640,000	2,646	15,343	(12,697)
Call ZAR vs. Put USD	BOA	16.13	USD	08/24/2026	346,000	USD	346,000	637	10,597	(9,960)
Call ZAR vs. Put USD	JPM	16.43	USD	12/16/2026	643,000	USD	643,000	11,399	20,492	(9,093)
Total Put								$16,198	$53,256	$(37,058)
Total purchased OTC option contracts								$45,411	$80,362	$(34,951)
Written option contracts:
Call
Call USD vs. Put THB	BOA	30.70	USD	08/24/2026	(692,000)	USD	(692,000)	$(54,926)	$(15,909)	$(39,017)
Call USD vs. Put THB	BOA	32.18	USD	10/23/2026	(768,000)	USD	(768,000)	(25,243)	(20,396)	(4,847)
Total Call								$(80,169)	$(36,305)	$(43,864)
Puts
Call THB vs. Put USD	BOA	30.70	USD	08/24/2026	(692,000)	USD	(692,000)	$(1)	$(14,809)	$14,808
Call THB vs. Put USD	BOA	32.18	USD	10/23/2026	(768,000)	USD	(768,000)	(2,219)	(18,760)	16,541
Call ZAR vs. Put USD	JPM	15.61	USD	12/16/2026	(643,000)	USD	(643,000)	(2,386)	(7,099)	4,713
Total puts								$(4,606)	$(40,668)	$36,062
Total Written Option Contracts OTC option contracts								$(84,775)	$(76,973)	$(7,802)

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	414	09/15/2026	$31,438,851	$(342,818)
Euro-BTP Italian Bond Future	143	09/08/2026	19,121,510	(442)
Euro-Schatz Future	67	09/08/2026	8,129,189	5,454
Long Gilt Future	68	09/28/2026	7,914,787	(63,946)
U.S. Treasury 5-Year Note Future	659	09/30/2026	69,838,555	(361,225)
U.S. Treasury 10-Year Note Future	572	09/21/2026	61,776,000	(698,825)
U.S. Treasury 10-Year Ultra Future	937	09/21/2026	102,791,828	(1,478,035)
U.S. Treasury Long Bond Future	4	09/21/2026	433,250	(8,006)
Total				$(2,947,843)
Short position contracts:
Canadian 10-Year Bond Future	(180)	09/18/2026	$(15,240,689)	$256,317
Euro BUXL 30-Year Bond Future	(32)	09/08/2026	(3,896,036)	16,151
Euro-BOBL Future	(190)	09/08/2026	(24,885,923)	166,798
Euro-BUND Future	(12)	09/08/2026	(1,716,988)	18,490
U.S. Treasury 2-Year Note Future	(109)	09/30/2026	(22,411,422)	6,826
U.S. Treasury Ultra Bond Future	(99)	09/21/2026	(10,859,063)	281,654
Total				$746,236
Total futures contracts				$(2,201,607)

TBA Sale Commitments Outstanding at July 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.50%	$19,825,000	08/20/2056	$(18,578,931)	$257,763
Government National Mortgage Association, 5.00%	2,805,000	08/01/2056	(2,713,759)	21,432
Government National Mortgage Association, 5.50%	18,870,000	08/20/2056	(18,745,169)	63,103
Uniform Mortgage-Backed Security, 2.00%	22,700,000	08/13/2056	(17,677,625)	217,029
Uniform Mortgage-Backed Security, 2.50%	26,535,000	08/13/2056	(21,629,879)	251,671
Uniform Mortgage-Backed Security, 2.50%	3,855,000	09/14/2056	(3,141,030)	18,414
The accompanying notes are an integral part of these financial statements.

62

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

TBA Sale Commitments Outstanding at July 31, 2026 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 3.00%	$8,570,000	08/01/2056	$(7,304,918)	$145,745
Uniform Mortgage-Backed Security, 5.00%	2,820,000	08/13/2056	(2,721,204)	37,184
Total TBA sale commitments (proceeds receivable $93,524,856)			$(92,512,515)	$1,012,341
At July 31, 2026, the aggregate market value of TBA Sale Commitments represents (8.6)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
BNP Paribas SA	GSC	EUR	725,000	(1.00%)	06/20/2031	Quarterly	$5,979	$—	$(6,085)	$(12,064)
Total OTC credit default swap contracts							$5,979	$—	$(6,085)	$(12,064)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at July 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BCLY	USD	5,500,000	(3.62% )	09/20/2026	Quarterly	$—	$—	$24,759	$24,759
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	16,300,000	(3.63% )	09/20/2026	Quarterly	—	—	327,222	327,222
Total OTC total return swap contracts							$—	$—	$351,981	$351,981

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S46.V1	USD	21,054,330	5.00%	06/20/2031	Quarterly	$1,697,929	$—	$1,699,769	$1,840
Total						$1,697,929	$—	$1,699,769	$1,840
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	575,000	(1.00%)	06/20/2031	Quarterly	$548	$—	$(1,654)	$(2,202)
Sell protection:
Worldline SA (BB)	EUR	712,000	5.00%	06/20/2031	Quarterly	$—	$(135,846)	$(123,699)	$12,147
Total						$548	$(135,846)	$(125,353)	$9,945
Total centrally cleared credit default swap contracts						$1,698,477	$(135,846)	$1,574,416	$11,785

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 mo. MXN TIIE	7.44% Fixed	MXN	13,598,000	07/19/2029	Lunar	$—	$(32)	$420	$452
1 mo. MXN TIIE	7.54% Fixed	MXN	5,783,000	07/24/2029	Lunar	—	—	1,080	1,080
The accompanying notes are an integral part of these financial statements.

63

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
7.75% Fixed	1 mo. MXN TIIE	MXN	23,332,000	04/23/2031	Lunar	$—	$—	$234	$234
8.04% Fixed	1 mo. MXN TIIE	MXN	1,771,000	03/08/2033	Lunar	—	(25)	(737)	(712)
3.47% Fixed	12 mo. USD SOFR	USD	1,725,000	08/31/2030	Annual	—	—	44,357	44,357
4.12% Fixed	12 mo. USD SOFR	USD	1,150,000	11/30/2030	Annual	12	—	2,159	2,147
3.60% Fixed	12 mo. USD SOFR	USD	1,475,000	11/15/2032	Annual	—	—	49,744	49,744
3.63% Fixed	12 mo. USD SOFR	USD	1,250,000	11/15/2032	Annual	—	—	39,738	39,738
4.15% Fixed	12 mo. USD SOFR	USD	7,625,000	05/31/2033	Annual	—	(176)	36,213	36,389
4.16% Fixed	12 mo. USD SOFR	USD	7,232,000	09/19/2046	Annual	288,542	—	389,142	100,600
2.88% Fixed	12 mo. USD SOFR	USD	190,000	03/15/2053	Annual	1,961	—	49,478	47,517
3.59% Fixed	12 mo. USD SOFR	USD	1,080,000	09/20/2053	Annual	87,826	—	162,101	74,275
3.75% Fixed	12 mo. USD SOFR	USD	215,000	12/18/2054	Annual	301	—	26,696	26,395
3 mo. COP CPIBR	11.62% Fixed	COP	1,146,779,000	09/16/2036	Quarterly	—	—	28,687	28,687
3 mo. COP CPIBR	10.48% Fixed	COP	1,023,145,000	09/16/2036	Quarterly	—	—	3,629	3,629
3 mo. THB THOR	2.30% Fixed	THB	12,234,000	09/16/2036	Quarterly	—	(209)	3,459	3,668
3 mo. THB THOR	2.22% Fixed	THB	8,945,000	09/16/2036	Quarterly	16	—	702	686
7.41% Fixed	3 mo. ZAR JIBAR	ZAR	7,511,000	09/16/2031	Quarterly	—	—	6,672	6,672
3 mo. ZAR JIBAR	7.82% Fixed	ZAR	9,686,000	09/16/2033	Quarterly	194	—	(5,929)	(6,123)
3 mo. ZAR JIBAR	8.44% Fixed	ZAR	11,553,000	09/16/2036	Quarterly	—	—	4,905	4,905
3 mo. ZAR JIBAR	8.08% Fixed	ZAR	24,301,000	09/16/2036	Quarterly	126	—	(26,200)	(26,326)
5.07% Fixed	6 mo. CLP CLICP	CLP	332,284,000	09/16/2031	Semi-Annual	—	—	2,352	2,352
5.07% Fixed	6 mo. CLP CLICP	CLP	295,923,000	09/16/2031	Semi-Annual	—	—	2,094	2,094
5.12% Fixed	6 mo. CLP CLICP	CLP	197,032,000	09/16/2031	Semi-Annual	—	—	829	829
6 mo. CZK PRIBOR	4.59% Fixed	CZK	31,622,000	09/16/2028	Annual	—	—	4,720	4,720
6 mo. HUF BIBOR	5.41% Fixed	HUF	162,702,000	09/16/2031	Annual	—	—	2,770	2,770
5.17% Fixed	6 mo. HUF BIBOR	HUF	54,344,000	09/16/2036	Annual	—	—	3	3
6.72% Fixed	6 mo. INR MIBOR	INR	35,478,000	09/16/2031	Semi-Annual	50	—	(4,516)	(4,566)
4.68% Fixed	6 mo. PLN WIBOR	PLN	1,058,000	09/16/2031	Annual	192	—	(3,296)	(3,488)
BZDIOVRA	13.47% Fixed	BRL	463,655	01/03/2028	At Maturity	6	—	(447)	(453)
BZDIOVRA	14.67% Fixed	BRL	3,710,601	01/02/2029	At Maturity	—	—	10,604	10,604
BZDIOVRA	14.37% Fixed	BRL	4,062,508	01/02/2029	At Maturity	—	—	5,848	5,848
BZDIOVRA	14.12% Fixed	BRL	3,641,735	01/02/2029	At Maturity	—	—	1,294	1,294
BZDIOVRA	14.04% Fixed	BRL	3,810,646	01/02/2029	At Maturity	4	—	(12)	(16)
BZDIOVRA	12.94% Fixed	BRL	1,960,160	01/02/2029	At Maturity	30	—	(9,750)	(9,780)
BZDIOVRA	14.48% Fixed	BRL	707,305	01/02/2031	At Maturity	—	—	1,429	1,429
BZDIOVRA	14.01% Fixed	BRL	2,160,100	01/02/2031	At Maturity	—	(63)	(3,759)	(3,696)
Total centrally cleared interest rate swaps contracts						$379,260	$(505)	$826,713	$447,958

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
198,425,000	ARS	124,171	USD	BNP	09/14/2026	$5,752
142,525,000	ARS	88,967	USD	CBK	09/14/2026	4,354
170,670,000	ARS	95,882	USD	CBK	10/16/2026	13,758
546,985,000	ARS	342,793	USD	CBK	11/30/2026	(1,358)
172,195,000	ARS	105,934	USD	CBK	12/02/2026	1,409
232,180,000	ARS	139,867	USD	BNP	02/02/2027	(714)
90,000	AUD	63,288	USD	SCB	09/16/2026	(131)
8,332,000	BRL	1,577,045	USD	MSC	09/02/2026	49,137
5,685,000	BRL	1,102,573	USD	BNP	09/02/2026	6,985
1,175,000	BRL	225,607	USD	GSC	09/02/2026	3,721
1,295,000	BRL	250,244	USD	JPM	09/02/2026	2,505
45,650,000	CLP	49,025	USD	GSC	09/16/2026	160
79,800,000	CLP	86,429	USD	MSC	09/16/2026	(449)
66,450,000	CLP	72,702	USD	BNP	09/16/2026	(1,106)
622,759,000	CLP	678,313	USD	BOA	09/16/2026	(7,326)
2,993,000	CNH	441,892	USD	JPM	09/16/2026	2,805
2,518,000	CNH	373,067	USD	MSC	09/16/2026	1,054
2,196,000	CNH	325,588	USD	BOA	09/16/2026	691
1,005,000	CNH	148,809	USD	DEUT	09/16/2026	513
569,000	CNH	84,106	USD	SGG	09/16/2026	436
5,360,000	CNH	796,156	USD	SCB	09/16/2026	225
2,348,000	CNH	349,119	USD	HSBC	09/16/2026	(257)
The accompanying notes are an integral part of these financial statements.

64

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,751,440,000	COP	1,134,333	USD	CBK	09/16/2026	$45,054
307,300,000	COP	89,959	USD	BNP	09/16/2026	6,651
931,800,000	COP	286,531	USD	BOA	09/16/2026	6,410
167,700,000	COP	47,863	USD	SSG	09/16/2026	4,859
130,200,000	COP	39,423	USD	MSC	09/16/2026	1,509
14,080,000	CZK	663,793	USD	MSC	09/16/2026	5,936
6,358,000	CZK	297,926	USD	CBK	09/16/2026	4,499
14,016,000	CZK	666,348	USD	BCLY	09/16/2026	338
1,780,000	CZK	84,429	USD	JPM	09/16/2026	238
3,170,000	CZK	152,376	USD	DEUT	09/16/2026	(1,592)
20,030,000	EGP	374,253	USD	BOA	09/16/2026	10,584
4,520,000	EGP	90,131	USD	CBK	09/16/2026	(3,288)
13,620,000	EGP	257,290	USD	CBK	10/05/2026	2,634
7,220,000	EGP	136,060	USD	BOA	10/05/2026	1,727
4,750,000	EGP	89,035	USD	CBK	12/23/2026	(1,232)
10,014,000	EGP	182,837	USD	CBK	12/31/2026	1,714
1,536,000	EGP	29,025	USD	BOA	12/31/2026	(718)
424,866	EUR	488,000	USD	UBS	08/28/2026	1,390
26,291	EUR	30,000	USD	SCB	08/28/2026	284
2,200	EUR	2,506	USD	DEUT	08/28/2026	28
121,148	EUR	139,519	USD	BNP	08/28/2026	28
666,000	EUR	763,039	USD	SSG	09/16/2026	4,670
432,000	EUR	494,503	USD	CBK	09/16/2026	3,471
403,000	EUR	461,986	USD	NWM	09/16/2026	2,558
423,000	EUR	485,252	USD	BMO	09/16/2026	2,347
182,000	EUR	208,748	USD	JPM	09/16/2026	1,047
103,000	EUR	117,722	USD	MSC	09/16/2026	1,007
112,000	EUR	128,290	USD	BNP	09/16/2026	814
960,000	EUR	1,105,980	USD	DEUT	09/16/2026	627
725,000	EUR	835,128	USD	UBS	09/16/2026	590
29,000	EUR	33,041	USD	SCB	09/16/2026	388
1,000	GBP	1,330	USD	BCLY	08/28/2026	15
114,000	GBP	151,695	USD	DEUT	09/16/2026	1,717
120,000	GBP	161,696	USD	UBS	09/16/2026	(209)
11,000,000	HUF	35,118	USD	MSC	09/16/2026	(477)
30,700,000	HUF	98,908	USD	BNP	09/16/2026	(2,229)
104,700,000	HUF	332,053	USD	GSC	09/16/2026	(2,337)
168,904,000	HUF	547,563	USD	BOA	09/16/2026	(15,658)
3,950,000,000	IDR	217,391	USD	CBK	09/16/2026	1,102
3,297,000,000	IDR	182,436	USD	SSG	09/16/2026	(63)
8,647,000,000	IDR	478,757	USD	GSC	09/16/2026	(450)
2,815,000,000	IDR	156,519	USD	MSC	09/16/2026	(808)
33,707,620,000	IDR	1,868,060	USD	BOA	09/16/2026	(3,528)
81,740,000	INR	843,767	USD	BOA	09/16/2026	9,433
136,259,000	INR	1,418,904	USD	JPM	09/16/2026	3,363
3,430,000	INR	36,064	USD	MSC	09/16/2026	(262)
41,390,000	INR	433,980	USD	CBK	09/16/2026	(1,953)
482,990,000	KRW	318,253	USD	JPM	09/16/2026	20,742
300,900,000	KRW	199,536	USD	MSC	09/16/2026	11,656
322,170,000	KRW	215,557	USD	BOA	09/16/2026	10,563
142,210,000	KRW	93,732	USD	SSG	09/16/2026	6,080
86,290,000	KRW	58,323	USD	GSC	09/16/2026	2,241
116,700,000	KZT	229,648	USD	BOA	09/16/2026	12,063
808,000	MXN	44,690	USD	MSC	09/08/2026	1,726
97,000	MXN	5,366	USD	JPM	09/08/2026	206
19,660,000	MXN	1,120,400	USD	GSC	09/17/2026	8,119
8,940,000	MXN	510,021	USD	UBS	09/17/2026	3,151
4,491,000	MXN	255,366	USD	RBC	09/17/2026	2,425
4,207,000	MXN	239,677	USD	DEUT	09/17/2026	1,812
6,760,000	MXN	386,718	USD	CBK	09/17/2026	1,318
1,650,000	MXN	93,789	USD	WFB	09/17/2026	924
1,090,000	MXN	62,143	USD	SSG	09/17/2026	425
1,720,000	MXN	99,034	USD	BOA	09/17/2026	(303)
1,090,000	MXN	62,888	USD	BNP	09/17/2026	(320)
220,000	MYR	53,889	USD	DEUT	09/17/2026	24
The accompanying notes are an integral part of these financial statements.

65

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
140,000	MYR	34,438	USD	HSBC	09/17/2026	$(130)
1,341,000	MYR	330,379	USD	BNP	09/17/2026	(1,757)
87,811,000	NGN	62,233	USD	GSC	09/02/2026	1,070
234,374,000	NGN	167,635	USD	BOA	09/16/2026	271
74,748,000	NGN	53,544	USD	GSC	09/16/2026	5
210,000	NZD	122,801	USD	BNP	09/16/2026	781
695,000	PEN	203,187	USD	BCLY	09/16/2026	1,024
524,000	PEN	153,688	USD	JPM	09/16/2026	278
581,000	PEN	171,038	USD	MSC	09/16/2026	(324)
1,515,000	PEN	445,610	USD	GSC	09/16/2026	(459)
520,000	PEN	153,347	USD	BOA	09/16/2026	(556)
2,278,000	PEN	671,516	USD	CBK	09/16/2026	(2,175)
17,660,000	PHP	286,131	USD	CBK	09/16/2026	2,144
7,590,000	PHP	123,360	USD	BOA	09/16/2026	536
2,640,000	PLN	695,933	USD	GSC	09/16/2026	9,267
235,000	PLN	61,964	USD	SCB	09/16/2026	809
195,000	PLN	51,747	USD	BOA	09/16/2026	342
130,000	PLN	34,592	USD	RBC	09/16/2026	134
300,000	PLN	81,301	USD	DEUT	09/16/2026	(1,164)
3,723,000	PLN	1,008,185	USD	CBK	09/16/2026	(13,694)
700,000	RON	151,938	USD	CBK	09/16/2026	1,216
455,000	RON	99,408	USD	BOA	09/16/2026	142
9,000	RON	1,958	USD	DEUT	09/16/2026	11
1,069,000	RON	234,505	USD	BNP	09/16/2026	(616)
870,000	SGD	677,740	USD	CBK	09/16/2026	2,194
285,000	SGD	221,813	USD	DEUT	09/16/2026	924
126,000	THB	4,098	USD	BOA	08/26/2026	(316)
16,180,000	THB	480,429	USD	GSC	09/16/2026	5,933
2,430,000	THB	72,637	USD	CBK	09/16/2026	408
5,730,000	THB	173,916	USD	BOA	09/16/2026	(1,675)
4,230,000	THB	130,630	USD	SCB	09/16/2026	(3,478)
1,416,000	THB	43,907	USD	BOA	10/27/2026	(1,198)
3,225,000	TRY	65,234	USD	GSC	09/16/2026	(45)
13,035,000	TRY	263,676	USD	HSBC	09/16/2026	(193)
12,095,000	TRY	244,825	USD	BCLY	09/16/2026	(343)
26,065,000	TRY	464,651	USD	BNP	12/16/2026	23,125
11,975,000	TRY	209,959	USD	BCLY	02/10/2027	4,006
26,065,000	TRY	432,966	USD	BCLY	03/17/2027	18,868
15,210,000	ZAR	900,121	USD	MSC	09/16/2026	15,442
1,640,000	ZAR	97,959	USD	BOA	09/16/2026	760
2,290,000	ZAR	138,334	USD	DEUT	09/16/2026	(488)
16,196,000	ZAR	976,241	USD	GSC	09/16/2026	(1,326)
1,859,000	ZAR	113,784	USD	UBS	09/16/2026	(1,882)
7,040,000	ZAR	429,677	USD	CBK	09/16/2026	(5,906)
62,796	USD	90,000	AUD	BNP	09/16/2026	(361)
248,725	USD	355,000	AUD	BCLY	09/16/2026	(394)
147,340	USD	754,000	BRL	CBK	09/02/2026	180
389,449	USD	2,025,000	BRL	GSC	09/02/2026	(5,776)
443,124	USD	2,335,000	BRL	BNP	09/02/2026	(12,604)
126,208	USD	175,000	CAD	WFB	09/16/2026	1,204
42,683	USD	60,000	CAD	SSG	09/16/2026	(175)
569,298	USD	518,026,000	CLP	GSC	09/16/2026	11,154
411,637	USD	377,600,000	CLP	CBK	09/16/2026	4,794
6,527	USD	6,000,000	CLP	MSC	09/16/2026	63
50,913	USD	342,000	CNH	DEUT	09/16/2026	100
104,106	USD	701,000	CNH	CBK	09/16/2026	(48)
303,935	USD	2,060,000	CNH	JPM	09/16/2026	(2,137)
193,905	USD	1,317,000	CNH	JPM	10/08/2026	(2,092)
194,962	USD	1,322,000	CNH	BOA	10/09/2026	(1,791)
582,509	USD	1,884,300,000	COP	MSC	09/16/2026	(9,882)
609,944	USD	2,031,400,000	COP	CBK	09/16/2026	(28,692)
805,738	USD	2,902,600,000	COP	GSC	09/16/2026	(106,789)
246,154	USD	5,190,000	CZK	CBK	09/16/2026	(713)
767,622	USD	16,200,000	CZK	BCLY	09/16/2026	(2,948)
673,573	USD	14,300,000	CZK	DEUT	09/16/2026	(6,620)
The accompanying notes are an integral part of these financial statements.

66

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
91,084	USD	80,000	EUR	TDB	08/28/2026	$(1,065)
243,832	USD	214,000	EUR	SSG	08/28/2026	(2,669)
497,473	USD	436,533	EUR	UBS	08/28/2026	(5,356)
633,294	USD	556,000	EUR	CBA	08/28/2026	(7,146)
3,070,107	USD	2,694,000	EUR	HSBC	08/28/2026	(33,029)
14,899,600	USD	13,087,005	EUR	JPM	08/28/2026	(174,925)
42,999,461	USD	37,670,946	EUR	DEUT	08/28/2026	(392,562)
133,204	USD	117,000	EUR	BNP	08/31/2026	(1,576)
200,404	USD	176,000	EUR	DEUT	08/31/2026	(2,342)
10,954,335	USD	9,462,000	EUR	DEUT	09/16/2026	47,343
330,741	USD	286,000	EUR	BNP	09/16/2026	1,064
291,332	USD	252,000	EUR	CBK	09/16/2026	848
788,631	USD	686,000	EUR	UBS	09/16/2026	(2,132)
235,847	USD	177,000	GBP	HSBC	08/28/2026	(2,344)
520,508	USD	391,000	GBP	SSG	08/28/2026	(5,667)
5,231,737	USD	3,932,620	GBP	BCLY	08/28/2026	(60,445)
313,364	USD	234,000	GBP	DEUT	09/16/2026	(1,535)
809,193	USD	6,339,000	HKD	GSC	08/28/2026	(35)
202,924	USD	63,800,000	HUF	CBK	09/16/2026	2,008
63,566	USD	19,900,000	HUF	BCLY	09/16/2026	898
56,542	USD	18,000,000	HUF	MSC	09/16/2026	(143)
176,207	USD	3,168,000,000	IDR	CBK	09/16/2026	969
668,952	USD	12,082,000,000	IDR	BOA	09/16/2026	638
215,729	USD	3,898,000,000	IDR	BCLY	09/16/2026	111
248,945	USD	730,000	ILS	CBK	09/16/2026	10,179
105,228	USD	315,000	ILS	BCLY	09/16/2026	2,199
138,011	USD	420,000	ILS	GSC	09/16/2026	639
104,846	USD	320,000	ILS	SCB	09/16/2026	181
63,189	USD	6,020,000	INR	MSC	09/16/2026	352
177,684	USD	17,020,000	INR	GSC	09/16/2026	30
200,064	USD	19,220,000	INR	BOA	09/16/2026	(554)
89,534	USD	8,660,000	INR	JPM	09/16/2026	(859)
629,919	USD	102,990,000	JPY	JPM	08/28/2026	(18,355)
298,720	USD	439,910,000	KRW	JPM	09/16/2026	(10,039)
184,728	USD	283,890,000	KRW	BNP	09/16/2026	(14,525)
56,647	USD	27,300,000	KZT	CBK	09/16/2026	103
177,286	USD	89,400,000	KZT	BOA	09/16/2026	(7,880)
50,214	USD	905,000	MXN	MSC	09/08/2026	(1,775)
59,899	USD	1,050,000	MXN	SGG	09/17/2026	(373)
206,147	USD	3,626,000	MXN	MSC	09/17/2026	(1,992)
410,174	USD	7,206,000	MXN	DEUT	09/17/2026	(3,463)
340,143	USD	6,030,000	MXN	BNP	09/17/2026	(5,990)
1,071,277	USD	18,780,000	MXN	TDB	09/17/2026	(6,728)
2,815,905	USD	49,355,000	MXN	UBS	09/17/2026	(17,158)
37,677	USD	65,000	NZD	GSC	09/16/2026	(574)
250,686	USD	430,000	NZD	ANZ	09/16/2026	(2,362)
156,984	USD	535,000	PEN	MSC	09/16/2026	(215)
146,995	USD	505,000	PEN	CBK	09/16/2026	(1,389)
146,845	USD	505,000	PEN	BNP	09/16/2026	(1,538)
700,187	USD	43,270,000	PHP	GSC	09/16/2026	(6,138)
150,665	USD	560,000	PLN	BOA	09/16/2026	1,078
63,742	USD	240,000	PLN	BCLY	09/16/2026	(367)
140,525	USD	528,000	PLN	GSC	09/16/2026	(515)
182,346	USD	685,000	PLN	DEUT	09/16/2026	(632)
362,742	USD	1,365,000	PLN	CBK	09/16/2026	(1,879)
408,374	USD	1,541,000	PLN	SSG	09/16/2026	(3,260)
51,909	USD	189,000	PLN	MSC	10/27/2026	1,420
242,417	USD	1,102,000	RON	BNP	09/16/2026	1,308
2,172	USD	10,000	RON	DEUT	09/16/2026	(16)
63,427	USD	290,000	RON	SGG	09/16/2026	(23)
197,180	USD	902,000	RON	CBK	09/16/2026	(171)
26,911	USD	124,000	RON	MSC	09/16/2026	(219)
106,253	USD	490,000	RON	GSC	09/16/2026	(955)
548,026	USD	2,513,000	RON	BOA	09/16/2026	(1,800)
476,864	USD	610,000	SGD	DEUT	09/16/2026	129
The accompanying notes are an integral part of these financial statements.

67

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Foreign Currency Contracts Outstanding at July 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
66,078	USD	85,000	SGD	SSG	09/16/2026	$(352)
202,523	USD	260,000	SGD	CBK	09/16/2026	(675)
322,433	USD	415,000	SGD	UBS	09/16/2026	(1,903)
301,316	USD	9,890,000	THB	SCB	09/16/2026	4,028
51,282	USD	1,710,000	THB	DEUT	09/16/2026	(119)
117,908	USD	3,930,000	THB	BCLY	09/16/2026	(226)
91,705	USD	3,070,000	THB	JPM	09/16/2026	(578)
207,399	USD	6,920,000	THB	CBK	09/16/2026	(612)
313,722	USD	10,490,000	THB	BOA	09/16/2026	(1,603)
468,744	USD	26,065,000	TRY	BCLY	12/16/2026	(19,031)
206,608	USD	11,975,000	TRY	JPM	02/10/2027	(7,357)
437,100	USD	26,065,000	TRY	GSC	03/17/2027	(14,734)
40,780	USD	660,000	ZAR	BOA	08/26/2026	987
758,502	USD	12,555,000	ZAR	CBK	09/16/2026	2,756
211,336	USD	3,490,000	ZAR	BOA	09/16/2026	1,256
79,982	USD	1,330,000	ZAR	MSC	09/16/2026	(77)
234,786	USD	3,940,000	ZAR	GSC	09/16/2026	(2,382)
172,426	USD	2,918,000	ZAR	SSG	09/16/2026	(3,223)
409,382	USD	6,940,000	ZAR	HSBC	09/16/2026	(8,370)
194,642	USD	3,197,000	ZAR	JPM	12/18/2026	3,623
Total foreign currency contracts						$(636,128)

Foreign Cross Currency Contracts Outstanding at July 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	1,793,468	GSC	08/28/2026	GBP	1,793,353	$116
EUR	127,498	SSG	08/28/2026	GBP	127,843	(345)
EUR	520,526	TDB	08/28/2026	GBP	522,137	(1,611)
Total foreign cross currency contracts						$(1,840)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

68

Hartford Strategic Income ETF
Schedule of Investments – (continued)
July 31, 2026

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$202,447,194	$—	$202,447,194	$—
Convertible Bonds	31,834,842	—	31,834,842	—
Corporate Bonds	248,787,442	—	248,787,442	—
Foreign Government Obligations	60,478,305	—	60,478,305	—
Senior Floating Rate Interests	115,789,523	—	115,789,523	—
U.S. Government Agencies	223,477,652	—	223,477,652	—
U.S. Government Securities	255,902,066	—	255,902,066	—
Common Stocks	106,507	63,145	29,601	13,761
Convertible Preferred Stocks	100,540	100,540	—	—
Exchange-Traded Funds	3,914,852	3,914,852	—	—
Preferred Stocks	8,038,579	8,038,579	—	—
Warrants	—	—	—	—
Short-Term Investments	65,663,396	11,887,990	53,775,406	—
Purchased Options	45,411	—	45,411	—
Foreign Currency Contracts(2)	495,460	—	495,460	—
Futures Contracts(2)	751,690	751,690	—	—
Swaps - Total Return(2)	351,981	—	351,981	—
Swaps - Credit Default(2)	13,987	—	13,987	—
Swaps - Interest Rate(2)	503,118	—	503,118	—
Total	$1,218,702,545	$24,756,796	$1,193,931,988	$13,761
Liabilities
Foreign Currency Contracts(2)	$(1,133,428)	$—	$(1,133,428)	$—
Futures Contracts(2)	(2,953,297)	(2,953,297)	—	—
Swaps - Interest Rate(2)	(55,160)	—	(55,160)	—
Swaps - Credit Default(2)	(14,266)	—	(14,266)	—
TBA Sale Commitments	(92,512,515)	—	(92,512,515)	—
Written Options	(84,775)	—	(84,775)	—
Total	$(96,753,441)	$(2,953,297)	$(93,800,144)	$—

(1)
For the year ended July 31, 2026, investments valued at $515,000 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended July 31, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

69

Hartford Total Return Bond ETF
Schedule of Investments
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8%
	Asset-Backed - Automobile - 0.8%
	American Credit Acceptance Receivables Trust
$ 635,000	Series 2026-2, 4.50%, 10/08/2030(1)	$632,531
2,580,000	Series 2026-3, 5.49%, 03/08/2033(1)	2,578,032
540,000	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, 5.58%, 12/20/2030(1)	543,564
	CarMax Select Receivables Trust
2,525,000	Series 2026-A, 4.90%, 05/17/2032	2,475,244
1,170,000	Series 2026-B, 5.19%, 10/15/2032	1,169,351
955,000	Citizens Auto Receivables Trust Series 2024-1, 5.03%, 10/15/2030(1)	959,847
	Exeter Automobile Receivables Trust
1,060,000	Series 2025-4A, 4.40%, 05/15/2030	1,058,037
2,500,000	Series 2025-5A, 5.16%, 03/15/2032	2,480,401
1,775,000	Series 2026-3A, 5.44%, 10/15/2032	1,769,429
625,000	First Investors Auto Owner Trust Series 2026-1A, 5.38%, 07/15/2032(1)	624,946
1,340,000	Hertz Vehicle Financing III LLC Series 2025-2A, 5.13%, 09/25/2031(1)	1,331,660
	Santander Bank Auto Credit-Linked Notes
658,345	Series 2024-B, 4.97%, 01/18/2033(1)	659,580
83,075	Series 2023-B, 5.64%, 12/15/2033(1)	83,658
	SFS Auto Receivables Securitization Trust
360,000	Series 2024-1A, 5.38%, 01/21/2031(1)	363,648
625,000	Series 2023-1A, 5.71%, 01/22/2030(1)	631,510
425,994	Wheels Fleet Lease Funding 1 LLC Series 2023-2A, 6.46%, 08/18/2038(1)	428,709
		17,790,147
	Asset-Backed - Finance & Insurance - 1.7%
1,540,000	AASET Ltd. Series 2026-1A, 5.65%, 07/16/2051(1)	1,533,343
	Aquarian CLO 1 Ltd.
2,225,000	Series 1A, 5.55%, 07/20/2039, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,225,790
2,253,000	Series 1A, 5.85%, 07/20/2039, 3 mo. USD Term SOFR + 2.00%(1)(2)	2,261,181
	Castlelake Aircraft Structured Trust
3,660,528	Series 2026-1A, 5.07%, 03/15/2051(1)	3,589,513
2,580,686	Series 2026-2A, 5.33%, 04/15/2051(1)	2,551,762
3,730,000	CBAMR Ltd. Series 2017-2A, 5.34%, 04/17/2039, 3 mo. USD Term SOFR + 1.65%(1)(2)	3,737,307
1,980,000	DB Master Finance LLC Series 2026-1A, 5.20%, 05/20/2056(1)	1,964,522
2,370,000	Invesco U.S. CLO Ltd. Series 2023-1A, 5.48%, 04/22/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,378,335
1,875,000	Kinetic ABS Issuer LLC Series 2026-2A, 5.83%, 06/25/2058(1)	1,869,250
2,020,000	MAPS Trust Series 2026-2A, 5.52%, 06/15/2051(1)	1,997,412
2,950,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.64%, 07/16/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,952,245
1,195,000	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.61%, 09/15/2043(1)	1,162,520
750,000	PK ALIFT Loan Funding 9 LP Series 2026-2, 5.38%, 02/15/2044(1)	746,873
	Progress Residential Trust
195,000	Series 2026-SFR3, 4.20%, 07/17/2043(1)	181,492
940,000	Series 2026-SFR3, 4.25%, 07/17/2043(1)	865,545
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Asset-Backed - Finance & Insurance - 1.7% - (continued)
	STAR Trust
$ 2,420,000	Series 2026-SFR8, 5.17%, 09/17/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	$2,419,991
1,150,000	Series 2026-SFR7, 5.38%, 05/17/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	1,151,313
640,000	Series 2026-SFR7, 5.68%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	641,209
1,600,000	Tricon Trust Series 2026-SFR2, 5.08%, 06/17/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,599,703
1,135,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	1,099,988
		36,929,294
	Asset-Backed - Home Equity - 0.3%
471,212	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 02/25/2061(1)(3)	463,745
371,723	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	365,403
4,077,014	Finance of America Structured Securities Trust Series 2026-PC1, 4.50%, 01/25/2076(1)(2)	3,917,538
886,663	OBX Trust Series 2026-CES1, 5.19%, 04/25/2056(1)(3)	878,488
		5,625,174
	Asset-Backed - Manufactured Housing - 0.0%
285,845	Cascade MH Asset Trust Series 2021-MH1, 1.75%, 02/25/2046(1)	256,043
	Asset-Backed - Student Loan - 0.0%
810,015	Navient Private Education Refi Loan Trust Series 2023-A, 5.51%, 10/15/2071(1)	818,025
	Commercial Mortgage-Backed Securities - 7.1%
1,549,000	280 Park Avenue Mortgage Trust Series 2017-280P, 6.09%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,540,287
1,300,000	ACREC LLC Series 2026-FL4, 5.27%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	1,300,404
1,295,000	ALA Trust Series 2025-OANA, 5.42%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	1,299,856
469,000	AREIT Ltd. Series 2026-CRE12, 5.00%, 02/18/2044, 1 mo. USD Term SOFR + 1.35%(1)(2)	469,880
1,420,000	AREIT Trust Series 2025-CRE11, 5.43%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,419,998
810,000	ARZ Trust Series 2024-BILT, 6.07%, 06/11/2039(1)	812,069
731,811	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, 3.11%, 11/05/2032(1)	725,680
	BBCMS Mortgage Trust
10,274,887	Series 2024-C26, 1.01%, 05/15/2057(2)(4)	662,246
7,311,506	Series 2024-C28, 1.11%, 09/15/2057(2)(4)	498,047
7,521,118	Series 2025-C32, 1.12%, 02/15/2062(2)(4)	567,626
6,295,572	Series 2024-C24, 1.62%, 02/15/2057(2)(4)	528,851
530,000	Series 2022-C15, 3.66%, 04/15/2055(2)	481,464
1,375,000	Series 2025-5C37, 5.38%, 09/15/2058(2)	1,370,950
1,345,000	Series 2026-5C40, 5.78%, 02/15/2059(2)	1,347,449
1,535,000	Series 2026-5C42, 5.90%, 06/15/2059	1,564,169
1,965,000	Series 2025-5C34, 5.99%, 05/15/2058(2)	1,995,551
The accompanying notes are an integral part of these financial statements.

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Commercial Mortgage-Backed Securities - 7.1% - (continued)
	BDS LLC
$ 3,750,000	Series 2025-FL15, 5.07%, 03/19/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	$3,746,445
3,890,000	Series 2026-FL18, 5.12%, 02/19/2044, 1 mo. USD Term SOFR + 1.50%(1)(2)	3,891,208
1,940,000	Series 2026-FL17, 5.22%, 05/19/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	1,940,607
1,070,000	Series 2026-FL18, 5.52%, 02/19/2044, 1 mo. USD Term SOFR + 1.90%(1)(2)	1,070,463
	Benchmark Mortgage Trust
12,431,941	Series 2022-B32, 0.45%, 01/15/2055(1)(2)(4)	130,116
17,410,279	Series 2018-B4, 0.46%, 07/15/2051(2)(4)	145,304
6,708,394	Series 2018-B1, 0.50%, 01/15/2051(2)(4)	42,822
12,382,139	Series 2023-B39, 0.57%, 07/15/2056(2)(4)	392,948
4,216,571	Series 2023-B40, 1.17%, 12/15/2056(2)(4)	196,946
7,279,834	Series 2019-B10, 1.22%, 03/15/2062(2)(4)	194,559
3,573,409	Series 2020-B22, 1.49%, 01/15/2054(2)(4)	184,940
1,301,499	Series 2020-B18, 1.75%, 07/15/2053(2)(4)	63,918
2,053,000	Series 2019-B15, 2.93%, 12/15/2072	1,900,699
2,200,000	Series 2018-B2, 3.88%, 02/15/2051(2)	2,165,354
845,000	Series 2026-V20, 5.69%, 02/15/2059(2)	842,507
9,737,750	BMO Mortgage Trust Series 2024-C9, 0.86%, 07/15/2057(2)(4)	558,001
4,200,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.58%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	4,207,771
2,485,000	BOS Trust Series 2026-LYRK, 5.46%, 05/11/2041(1)(2)	2,439,146
	BPR Trust
870,000	Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	875,093
3,055,000	Series 2023-BRK2, 7.62%, 10/05/2038(1)(2)	3,116,236
	BX Commercial Mortgage Trust
10,320,212	Series 2026-ALOHA, 5.23%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	10,333,975
2,710,000	Series 2026-CSMO, 5.38%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,728,805
	BX Trust
1,295,000	Series 2026-CART, 5.03%, 02/15/2036, 1 mo. USD Term SOFR + 1.35%(1)(2)	1,293,380
2,915,000	Series 2026-CLS, 5.08%, 05/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	2,920,469
970,719	Series 2026-CIP, 5.13%, 05/15/2038, 1 mo. USD Term SOFR + 1.45%(1)(2)	972,539
955,000	Series 2026-RISE, 5.13%, 04/15/2041, 1 mo. USD Term SOFR + 1.45%(1)(2)	956,493
1,430,000	Series 2025-ARIA, 5.18%, 12/13/2042(1)(2)	1,413,492
1,000,000	Series 2026-ORBT, 5.23%, 07/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	1,002,487
728,039	Series 2026-CIP, 5.33%, 05/15/2038, 1 mo. USD Term SOFR + 1.65%(1)(2)	729,859
1,670,000	Series 2025-GW, 5.53%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(2)	1,675,738
	BXMT Ltd.
1,205,000	Series 2026-FL6, 5.12%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	1,205,319
835,000	Series 2026-FL6, 5.42%, 08/19/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	836,616
5,032,000	CD Mortgage Trust Series 2017-CD3, 3.63%, 02/10/2050	4,938,700
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Commercial Mortgage-Backed Securities - 7.1% - (continued)
$ 766,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 3.96%, 11/15/2049(2)	$676,214
	Commercial Mortgage Trust
389,000	Series 2022-HC, 2.82%, 01/10/2039(1)	380,787
395,000	Series 2022-HC, 3.90%, 01/10/2039(1)(2)	374,794
1,206,000	Series 2024-CBM, 6.51%, 12/10/2041(1)(2)	1,219,961
2,794,071	DBJPM Mortgage Trust Series 2020-C9, 1.58%, 09/15/2053(2)(4)	109,329
	DC Trust
645,000	Series 2024-HLTN, 5.73%, 04/13/2040(1)(2)	643,838
320,000	Series 2024-HLTN, 7.04%, 04/13/2040(1)(2)	316,243
	Extended Stay America Trust
5,377,923	Series 2026-ESH2, 5.08%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	5,391,368
447,857	Series 2025-ESH, 5.28%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	448,977
983,766	Series 2026-ESH2, 6.58%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	990,530
	FS Commercial Mortgage Trust
575,000	Series 2026-PALM, 5.35%, 07/15/2041, 1 mo. USD Term SOFR + 1.70%(1)(2)	575,719
4,350,000	Series 2023-4SZN, 7.54%, 11/10/2039(1)(2)	4,367,978
3,290,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.70%, 03/10/2041(1)(2)	3,260,878
	GS Mortgage Securities Trust
6,106,445	Series 2020-GC45, 0.61%, 02/13/2053(2)(4)	103,219
95,446	Series 2016-GS2, 3.05%, 05/10/2049	95,317
2,440,000	Series 2017-GS7, 3.43%, 08/10/2050	2,408,534
710,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.32%, 10/19/2043, 1 mo. USD Term SOFR + 1.65%(1)(2)	710,666
616,039	HIH Trust Series 2024-61P, 6.02%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	617,579
	HTL Commercial Mortgage Trust
910,000	Series 2024-T53, 6.56%, 05/10/2039(1)(2)	914,204
500,000	Series 2024-T53, 7.09%, 05/10/2039(1)(2)	502,831
	INT Commercial Mortgage Trust
1,050,000	Series 2025-PLAZA, 4.88%, 11/05/2037(1)(2)	1,037,244
200,000	Series 2025-PLAZA, 5.17%, 11/05/2037(1)(2)	197,734
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	Series 2020-NNN, 2.81%, 01/16/2037(1)	373,500
300,000	Series 2024-OMNI, 5.80%, 10/05/2039(1)(2)	299,916
270,000	JW Commercial Mortgage Trust Series 2026-MRCO, 5.38%, 06/15/2039, 1 mo. USD Term SOFR + 1.70%(1)(2)	270,844
4,705,000	KRE Commercial Mortgage Trust Series 2026-ICNA, 5.53%, 05/15/2043, 1 mo. USD Term SOFR + 1.85%(1)(2)	4,710,815
1,100,000	KSL Commercial Mortgage Trust Series 2026-HT3, 5.48%, 06/15/2043, 1 mo. USD Term SOFR +1.80%(1)(2)	1,102,048
1,430,000	LBTY Commercial Mortgage Trust Series 2026-225L, 4.88%, 02/10/2043(1)(2)	1,394,367
The accompanying notes are an integral part of these financial statements.

71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Commercial Mortgage-Backed Securities - 7.1% - (continued)
$ 2,675,000	LEX Trust Series 2026-450, 5.38%, 03/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	$2,681,688
2,740,000	MAD Commercial Mortgage Trust Series 2025-11MD, 5.10%, 10/15/2042(1)(2)	2,706,737
1,300,000	MF1 Ltd. Series 2022-FL8, 5.42%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,298,840
	Morgan Stanley Capital I Trust
3,079,847	Series 2017-H1, 1.25%, 06/15/2050(2)(4)	18,557
2,460,000	Series 2014-150E, 3.91%, 09/09/2032(1)	2,327,517
1,350,000	Series 2021-230P, 5.24%, 12/15/2038, 1 mo. USD Term SOFR + 1.56%(1)(2)	1,240,076
1,924,351	MSWF Commercial Mortgage Trust Series 2023-2, 0.92%, 12/15/2056(2)(4)	97,605
	MTN Commercial Mortgage Trust
445,000	Series 2026-LPFX, 5.28%, 05/15/2043(1)(2)	438,505
300,000	Series 2026-LPFX, 5.57%, 05/15/2043(1)(2)	297,472
839,000	Natixis Commercial Mortgage Securities Trust Series 2018-SOX, 4.77%, 06/17/2038(1)(2)	811,467
340,000	NRTH Commercial Mortgage Trust Series 2025-PARK, 5.32%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	340,850
	NYC Commercial Mortgage Trust
610,000	Series 2026-1PARK, 4.96%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	610,000
2,455,000	Series 2025-300P, 5.18%, 07/13/2042(1)(2)	2,417,807
260,000	Series 2026-1PARK, 5.21%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	259,473
3,560,000	Series 2025-3BP, 5.37%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,562,225
3,165,000	RFR Trust Series 2025-SGRM, 5.67%, 03/11/2041(1)(2)	3,160,512
2,770,000	SCG Commercial Mortgage Trust Series 2026-MFP2, 5.20%, 08/15/2041, 1 mo. USD Term SOFR + 1.50%(1)(2)	2,770,000
1,920,000	SHOPS Commercial Mortgage Trust Series 2026-CSTL, 4.81%, 05/05/2039(1)(2)	1,892,124
5,550,000	SHR Trust Series 2024-LXRY, 6.13%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	5,560,393
975,000	SPGN Trust Series 2026-TFLM, 5.08%, 02/15/2041, 1 mo. USD Term SOFR + 1.40%(1)(2)	970,732
630,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 5.27%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	630,000
	Wells Fargo Commercial Mortgage Trust
13,116,708	Series 2024-C63, 1.00%, 08/15/2057(2)(4)	851,219
525,000	Series 2026-1250B, 4.97%, 03/10/2041(1)(2)	516,025
	Wells Fargo NA
11,186,018	Series 2022-BNK39, 0.41%, 02/15/2055(2)(4)	217,361
5,591,559	Series 2019-BN22, 0.58%, 11/15/2062(2)(4)	91,736
13,679,916	Series 2019-BN24, 0.63%, 11/15/2062(2)(4)	254,936
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Commercial Mortgage-Backed Securities - 7.1% - (continued)
$ 14,788,037	Series 2018-BN10, 0.68%, 02/15/2061(2)(4)	$112,428
5,591,564	Series 2017-BNK8, 0.70%, 11/15/2050(2)(4)	29,022
2,861,226	Series 2017-BNK9, 0.70%, 11/15/2054(2)(4)	19,680
9,812,258	Series 2024-BNK47, 0.82%, 06/15/2057(2)(4)	491,374
10,351,806	Series 2020-BN25, 0.87%, 01/15/2063(2)(4)	242,891
3,307,002	Series 2019-BN18, 0.88%, 05/15/2062(2)(4)	70,412
2,540,548	Series 2023-5YR4, 1.00%, 12/15/2056(2)(4)	46,584
7,972,815	Series 2023-BNK45, 1.07%, 02/15/2056(2)(4)	403,628
12,119,040	Series 2024-BNK48, 1.14%, 10/15/2057(2)(4)	893,538
6,998,825	Series 2020-BN28, 1.76%, 03/15/2063(2)(4)	403,825
1,790,000	Series 2017-BNK7, 3.44%, 09/15/2060	1,763,116
1,440,000	Series 2019-BN18, 3.58%, 05/15/2062	1,374,869
2,994,000	Series 2026-5YR20, 5.54%, 02/15/2059	2,971,346
2,140,000	WHARF Commercial Mortgage Trust Series 2025-DC, 5.35%, 07/15/2040(1)(2)	2,152,475
		156,191,961
	Other Asset-Backed Securities - 4.7%
27,803	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(1)	27,644
1,405,000	AMSR Trust Series 2024-SFR2, 4.15%, 11/17/2041(1)	1,359,382
505,000	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, 5.37%, 01/21/2031(1)	509,227
2,795,000	Ares XLIII CLO Ltd. Series 2017-43A, 5.45%, 01/15/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,798,636
957,811	Auxilior Term Funding LLC Series 2024-1A, 5.49%, 07/15/2031(1)	965,258
	Bain Capital Credit CLO Ltd.
1,875,000	Series 2020-2A, 5.13%, 07/19/2034, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,873,562
2,235,000	Series 2022-5A, 5.53%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,235,451
1,300,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.56%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,303,124
400,000	Blue Owl Asset Leasing Trust LLC Series 2024-1A, 5.41%, 03/15/2030(1)	401,862
	CF Hippolyta Issuer LLC
247,106	Series 2021-1A, 1.53%, 03/15/2061(1)	193,091
580,358	Series 2020-1, 1.69%, 07/15/2060(1)	478,040
193,202	Series 2021-1A, 1.98%, 03/15/2061(1)	113,682
804,543	Series 2020-1, 1.99%, 07/15/2060(1)	661,744
372,913	Series 2022-1A, 5.97%, 08/15/2062(1)	370,341
	Commercial Equipment Finance LLC
2,263,213	Series 2025-1A, 4.83%, 05/15/2031(1)	2,258,322
354,529	Series 2024-1A, 5.97%, 07/16/2029(1)	355,747
5,110,000	CTM CLO Ltd. Series 2025-1A, 5.25%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	5,125,892
3,628,397	Domino's Pizza Master Issuer LLC Series 2021-1A, 3.15%, 04/25/2051(1)	3,302,098
The accompanying notes are an integral part of these financial statements.

72

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Other Asset-Backed Securities - 4.7% - (continued)
$ 4,000,000	Elmwood CLO I Ltd. Series 2019-1A, 5.33%, 04/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	$4,001,176
	FirstKey Homes Trust
1,707,551	Series 2021-SFR2, 1.38%, 09/17/2038(1)	1,699,760
1,425,246	Series 2021-SFR3, 2.14%, 12/17/2038(1)	1,410,689
641,940	Series 2022-SFR1, 4.15%, 05/19/2039(1)	638,164
450,000	GreatAmerica Leasing Receivables Funding LLC Series 2024-1, 5.18%, 12/16/2030(1)	452,845
	GreenSky Home Improvement Issuer Trust
260,000	Series 2025-2A, 5.02%, 06/25/2060(1)	260,134
734,049	Series 2025-2A, 5.07%, 06/25/2060(1)	730,313
2,445,000	Home Re Ltd. Series 2026-1, 5.77%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	2,450,719
2,134,650	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	2,089,748
1,890,000	Magnetite XXXI Ltd. Series 2021-31A, 5.30%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,882,729
2,746,357	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	2,691,667
	NMEF Funding LLC
304,677	Series 2025-B, 4.64%, 01/18/2033(1)	304,849
1,595,000	Series 2025-B, 4.73%, 01/18/2033(1)	1,591,544
650,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.10%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(2)	649,693
	Progress Residential Trust
2,696,282	Series 2025-SFR1, 3.40%, 02/17/2042(1)	2,545,873
2,320,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	2,163,446
1,712,973	Series 2022-SFR4, 4.44%, 05/17/2041(1)	1,680,233
422,910	Series 2022-SFR5, 4.45%, 06/17/2039(1)	420,858
735,519	Series 2022-SFR7, 4.75%, 10/27/2039(1)	733,153
3,875,000	Rad CLO 12 Ltd. Series 2021-12A, 5.16%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(2)	3,877,364
	Retained Vantage Data Centers Issuer LLC
2,350,000	Series 2024-1A, 4.99%, 09/15/2049(1)	2,297,778
2,610,000	Series 2023-1A, 5.00%, 09/15/2048(1)	2,576,903
2,950,000	RR 23 Ltd. Series 2022-23A, 5.40%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,954,089
1,185,000	RR 26 Ltd. Series 2023-26A, 5.25%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,185,984
	Stack Infrastructure Issuer LLC
1,480,000	Series 2023-2A, 5.90%, 07/25/2048(1)	1,480,328
855,000	Series 2024-1A, 5.90%, 03/25/2049(1)	858,233
1,100,267	Stream Innovations Issuer Trust Series 2025-1A, 5.05%, 09/15/2045(1)	1,090,111
751,967	Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.63%, 07/20/2051(1)	687,727
1,135,000	Symphony CLO 52 Ltd. Series 2025-52A, 5.52%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,135,188
	Taco Bell Funding LLC
1,675,162	Series 2021-1A, 2.54%, 08/25/2051(1)	1,455,278
1,733,550	Series 2018-1A, 4.94%, 11/25/2048(1)	1,724,052
1,445,000	Texas Debt Capital CLO Ltd. Series 2023-1A, 5.38%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,450,375
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Other Asset-Backed Securities - 4.7% - (continued)
	Tricon Residential Trust
$ 2,047,153	Series 2024-SFR4, 4.30%, 11/17/2041(1)	$1,991,229
636,285	Series 2024-SFR2, 4.75%, 06/17/2040(1)	631,064
2,014,962	Series 2025-SFR1, 4.78%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,009,925
2,820,108	Series 2026-SFR1, 4.78%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	2,814,820
764,908	Series 2026-SFR1, 5.03%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	764,561
2,020,000	Vantage Data Centers Issuer LLC Series 2024-1A, 5.10%, 09/15/2054(1)	1,978,548
1,890,000	Vantage Data Centers LLC Series 2020-2A, 1.99%, 09/15/2045(1)	1,813,636
1,865,000	VB-S1 Issuer LLC Series 2024-1A, 5.59%, 05/15/2054(1)	1,873,488
	Wendy's Funding LLC
2,049,833	Series 2021-1A, 2.37%, 06/15/2051(1)	1,891,943
3,157,768	Series 2021-1A, 2.78%, 06/15/2051(1)	2,765,171
1,039,973	Series 2018-1A, 3.88%, 03/15/2048(1)	1,017,250
2,601,600	Series 2022-1A, 4.24%, 03/15/2052(1)	2,520,735
743,789	Series 2022-1A, 4.54%, 03/15/2052(1)	700,586
	Wingstop Funding LLC
2,758,000	Series 2020-1A, 2.84%, 12/05/2050(1)	2,677,595
960,000	Series 2024-1A, 5.86%, 12/05/2054(1)	970,831
2,660,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	2,660,473
		104,585,961
	Whole Loan Collateral CMO - 8.2%
243,749	A&D Mortgage Trust Series 2026-NQM1, 5.11%, 02/25/2071(1)(3)	240,157
	Angel Oak Mortgage Trust
305,481	Series 2021-1, 0.91%, 01/25/2066(1)(2)	268,496
781,637	Series 2021-5, 0.95%, 07/25/2066(1)(2)	667,617
119,588	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	115,551
316,415	Series 2021-2, 0.99%, 04/25/2066(1)(2)	273,432
1,980,763	Series 2021-3, 1.07%, 05/25/2066(1)(2)	1,705,546
338,801	Series 2021-4, 1.24%, 01/20/2065(1)(2)	285,304
1,635,951	Series 2021-6, 1.46%, 09/25/2066(1)(2)	1,374,829
608,371	Series 2021-8, 1.82%, 11/25/2066(1)(2)	542,165
	Aspire Mortgage Trust
4,550,000	Series 2026-4, 5.72%, 07/26/2066(1)(2)	4,555,218
682,000	Series 2026-4, 5.88%, 07/26/2066(1)(3)	682,782
880,000	Series 2026-4, 5.98%, 07/26/2066(1)(3)	880,987
	BINOM Mortgage Loan Trust
1,920,137	Series 2026-NQM1, 5.06%, 02/25/2066(1)(2)	1,897,427
370,947	Series 2026-NQM1, 5.31%, 02/25/2066(1)(3)	366,780
287,972	Series 2026-NQM1, 5.47%, 02/25/2066(1)(3)	284,877
	BINOM Securitization Trust
360,882	Series 2021-INV1, 2.03%, 06/25/2056(1)(2)	328,862
2,020,343	Series 2022-INV1, 4.44%, 08/25/2057(1)(2)	1,936,415
	BRAVO Residential Funding Trust
140,726	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	131,105
237,353	Series 2026-NQM1, 5.10%, 12/25/2065(1)(3)	234,718
1,678,886	CHNGE Mortgage Trust Series 2022-2, 4.76%, 03/25/2067(1)(2)	1,627,886
The accompanying notes are an integral part of these financial statements.

73

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
	COLT Mortgage Loan Trust
$ 140,297	Series 2021-2R, 0.80%, 07/27/2054(1)	$124,944
493,050	Series 2021-1, 0.91%, 06/25/2066(1)(2)	426,083
3,465,238	Series 2021-3, 0.96%, 09/27/2066(1)(2)	2,868,592
644,014	Series 2021-2, 1.34%, 08/25/2066(1)(2)	551,525
2,871,306	Series 2021-4, 1.40%, 10/25/2066(1)(2)	2,418,929
1,602,923	Series 2022-1, 2.28%, 12/27/2066(1)(2)	1,493,863
1,732,905	Series 2026-1, 4.76%, 02/25/2071(1)(2)	1,707,234
443,707	Series 2026-1, 4.96%, 02/25/2071(1)(3)	438,597
494,417	Series 2026-1, 5.11%, 02/25/2071(1)(3)	487,003
	CSMC Trust
342,439	Series 2021-AFC1, 0.83%, 03/25/2056(1)(2)	281,697
531,565	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	433,073
804,308	Series 2021-NQM4, 1.10%, 05/25/2066(1)(2)	696,052
682,761	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	605,101
2,062,095	Series 2022-NQM1, 3.27%, 11/25/2066(1)(2)	1,848,866
353,463	Series 2021-RPL4, 4.14%, 12/27/2060(1)(2)	347,344
200,587	Deephaven Residential Mortgage Trust Series 2021-2, 0.90%, 04/25/2066(1)(2)	178,560
	Ellington Financial Mortgage Trust
83,036	Series 2021-1, 0.80%, 02/25/2066(1)(2)	71,169
235,069	Series 2021-2, 0.93%, 06/25/2066(1)(2)	198,203
1,858,905	Series 2022-1, 2.21%, 01/25/2067(1)(2)	1,626,000
1,322,312	Series 2025-INV5, 5.38%, 12/25/2070(1)(3)	1,308,469
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
512,556	Series 2020-1, 2.50%, 08/25/2059	423,051
193,504	Series 2018-3, 3.50%, 08/25/2057(2)	185,977
418,552	Series 2018-2, 3.50%, 11/25/2057	394,140
1,126,560	Series 2019-1, 3.50%, 07/25/2058	1,047,836
224,913	Series 2019-2, 3.50%, 08/25/2058	207,806
176,295	Series 2019-2, 3.50%, 08/26/2058	167,381
1,508,528	Series 2019-3, 3.50%, 10/25/2058	1,375,599
	Federal National Mortgage Association Connecticut Avenue Securities Trust
3,700,000	Series 2026-R01, 4.97%, 01/25/2046, 30 day USD SOFR Average + 1.35%(1)(2)	3,691,618
1,940,000	Series 2026-R03, 5.17%, 04/25/2046, 30 day USD SOFR Average + 1.55%(1)(2)	1,950,690
430,000	Series 2024-R01, 5.42%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	433,189
43,646	Series 2018-C02, 5.93%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	44,189
555,800	Series 2021-R01, 6.72%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	558,397
1,309,000	Series 2022-R01, 6.77%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,314,733
3,885,000	Series 2022-R02, 8.12%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,950,070
1,395,000	Series 2022-R04, 8.87%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,432,059
1,545,000	Series 2022-R03, 9.87%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	1,595,213
3,000,000	Series 2022-R02, 11.27%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	3,087,871
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
$ 1,570,000	Series 2022-R04, 13.12%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	$1,649,599
	GCAT Trust
380,808	Series 2021-NQM1, 0.87%, 01/25/2066(1)(2)	329,588
588,091	Series 2021-NQM3, 1.09%, 05/25/2066(1)(2)	512,720
961,497	Series 2021-NQM4, 1.09%, 08/25/2066(1)(2)	804,484
380,193	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	352,611
6,169,863	Series 2026-NQM1, 5.19%, 12/25/2070(1)(3)	6,076,386
	GS Mortgage-Backed Securities Trust
1,243,797	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	1,224,331
384,290	Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	379,241
	Imperial Fund Mortgage Trust
492,063	Series 2021-NQM2, 1.07%, 09/25/2056(1)(2)	411,736
1,975,611	Series 2022-NQM2, 4.64%, 03/25/2067(1)(3)	1,871,383
738,826	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	733,369
	Legacy Mortgage Asset Trust
208,542	Series 2021-GS4, 5.65%, 11/25/2060(1)(3)	204,904
267,943	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	263,650
382,325	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	379,043
370,316	MetLife Securitization Trust Series 2018-1A, 3.75%, 03/25/2057(1)(2)	355,667
	MFA Trust
26,290	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	25,278
336,692	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	297,138
	Morgan Stanley Residential Mortgage Loan Trust
3,881,325	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	3,742,328
2,375,407	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	2,331,904
341,618	Series 2026-NQM1, 5.03%, 12/25/2070(1)(3)	335,801
2,852,021	Series 2026-NQM4, 5.08%, 03/25/2071(1)(2)	2,819,314
1,073,460	Series 2026-DSC1, 5.17%, 01/25/2071(1)(3)	1,053,214
1,036,060	Series 2026-NQM4, 5.40%, 03/25/2071(1)(3)	1,026,905
5,274,175	Series 2026-DSC2, 5.44%, 04/27/2071(1)(2)	5,247,610
1,618,843	Series 2026-NQM4, 5.55%, 03/25/2071(1)(3)	1,604,561
2,312,299	Series 2026-DSC2, 5.69%, 04/27/2071(1)(3)	2,304,108
896,804	Series 2026-DSC2, 5.79%, 04/27/2071(1)(3)	893,628
The accompanying notes are an integral part of these financial statements.

74

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
	New Residential Mortgage Loan Trust
$ 234,369	Series 2021-NQ1R, 0.94%, 07/25/2055(1)(2)	$214,006
1,754,702	Series 2021-NQM3, 1.16%, 11/27/2056(1)(2)	1,540,586
267,106	Series 2018-RPL1, 3.50%, 12/25/2057(1)(2)	258,128
234,553	Series 2019-1A, 3.74%, 09/25/2057(1)(2)	216,763
176,579	Series 2017-3A, 4.00%, 04/25/2057(1)(2)	168,115
194,737	Series 2017-6A, 4.00%, 08/27/2057(1)(2)	185,827
69,219	Series 2018-4A, 4.59%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	68,424
1,773,585	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	1,762,560
344,340	Series 2026-NQM1, 5.18%, 11/25/2065(1)(3)	339,309
2,102,291	Series 2025-NQM7, 5.37%, 10/26/2065(1)(3)	2,095,422
877,100	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	759,180
	OBX Trust
557,229	Series 2021-NQM1, 1.07%, 02/25/2066(1)(2)	490,997
1,267,684	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	1,249,323
2,230,184	Series 2026-NQM2, 5.04%, 12/01/2065(1)(3)	2,211,717
1,511,830	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	1,490,722
836,031	Series 2026-NQM6, 5.32%, 04/26/2066(1)(3)	830,848
1,594,224	Series 2026-NQM6, 5.42%, 04/26/2066(1)(3)	1,584,321
1,644,373	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	1,553,652
2,570,017	PRET Trust Series 2026-RN1, 5.67%, 06/25/2066(1)(3)	2,565,720
	Pretium Mortgage Credit Partners LLC
4,425,276	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	4,305,522
3,729,491	Series 2025-RPL1, 4.00%, 07/25/2069(1)(3)	3,615,543
2,615,550	Series 2025-RPL3, 4.15%, 04/25/2065(1)(3)	2,533,704
1,440,000	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,335,097
5,566,172	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	5,569,275
2,191,496	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	2,168,382
2,811,180	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	2,783,304
2,585,337	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	2,586,999
4,290,524	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	4,293,429
3,065,000	Series 2026-RN3, 5.85%, 08/25/2056(1)(3)	3,070,687
685,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	675,832
825,000	Series 2026-NPL2, 6.41%, 02/25/2056(1)(3)	818,129
495,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	489,381
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.8% - (continued)
	Whole Loan Collateral CMO - 8.2% - (continued)
$ 1,725,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	$1,725,483
	PRPM LLC
3,642,980	Series 2025-RPL2, 3.75%, 04/25/2055(1)(3)	3,540,603
1,613,106	Series 2025-7, 5.50%, 08/25/2030(1)(3)	1,606,578
485,841	Series 2024-6, 5.70%, 11/25/2029(1)(3)	480,448
928,366	Series 2025-5, 5.73%, 07/25/2030(1)(3)	921,869
2,393,545	Series 2025-6, 5.77%, 08/25/2028(1)(3)	2,367,980
1,138,877	Series 2024-7, 5.87%, 11/25/2029(1)(3)	1,123,563
415,991	Series 2025-3, 6.26%, 05/25/2030(1)(3)	412,164
2,253,000	Series 2026-2, 6.47%, 02/25/2031(1)(3)	2,235,453
	PRPM Trust
559,398	Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	551,165
545,000	Series 2026-R1, 5.00%, 01/25/2068(1)(2)	535,957
405,000	Series 2026-RCF1, 5.21%, 01/25/2056(1)(3)	399,055
108,587	RCO VIII Mortgage LLC Series 2025-3, 6.43%, 05/25/2030(1)(3)	107,421
68,869	Residential Mortgage Loan Trust Series 2021-1R, 0.86%, 01/25/2065(1)(2)	67,218
1,007,175	SG Residential Mortgage Trust Series 2021-1, 1.16%, 07/25/2061(1)(2)	825,736
	Starwood Mortgage Residential Trust
74,317	Series 2021-2, 0.94%, 05/25/2065(1)(2)	70,956
689,901	Series 2021-3, 1.13%, 06/25/2056(1)(2)	590,509
1,015,731	Series 2021-6, 1.92%, 11/25/2066(1)(2)	887,498
	Towd Point Mortgage Trust
462,871	Series 2019-4, 2.90%, 10/25/2059(1)(2)	442,183
1,818,340	Series 2021-R1, 2.92%, 11/30/2060(1)(2)	1,596,624
9,846	Series 2018-5, 3.25%, 07/25/2058(1)(2)	9,793
284,500	TRK Trust Series 2021-INV1, 1.15%, 07/25/2056(1)(2)	256,083
	Verus Securitization Trust
172,313	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	164,354
1,403,688	Series 2021-4, 0.94%, 07/25/2066(1)(2)	1,171,435
3,247,100	Series 2021-5, 1.01%, 09/25/2066(1)(2)	2,761,717
206,444	Series 2021-2, 1.03%, 02/25/2066(1)(2)	186,037
694,614	Series 2021-8, 2.82%, 11/25/2066(1)(2)	624,927
1,439,204	Series 2021-7, 2.83%, 10/25/2066(1)(3)	1,301,162
1,163,122	Series 2022-1, 3.72%, 01/25/2067(1)(3)	1,083,855
2,088,780	Series 2022-5, 4.80%, 04/25/2067(1)(3)	2,014,432
1,019,828	Series 2022-3, 5.13%, 02/25/2067(1)(3)	962,308
107,523	VOLT C LLC Series 2021-NPL9, 5.99%, 05/25/2051(1)(3)	105,826
32,115	VOLT CII LLC Series 2021-NP11, 5.87%, 08/25/2051(1)(3)	31,773
		180,594,847
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $509,276,966)	$502,791,452
CONVERTIBLE BONDS - 0.1%
	Commercial Banks - 0.0%
EUR 1,200,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.70%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$965,414
	Electrical Components & Equipment - 0.0%
100,000	Schneider Electric SE 1.25%, 09/23/2033(5)	130,243
The accompanying notes are an integral part of these financial statements.

75

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1% - (continued)
	Home Builders - 0.0%
$ 168,000	Meritage Homes Corp. 1.75%, 05/15/2028	$166,068
	Real Estate - 0.1%
EUR 500,000	LEG Properties BV 1.00%, 09/04/2030(5)	551,297
500,000	Vonovia SE 0.00%, 05/20/2030(5)(6)	546,139
		1,097,436
	REITS - 0.0%
$ 331,000	Realty Income Corp. 3.50%, 01/15/2029(1)	342,916
	Total Convertible Bonds (cost $2,670,542)	$2,702,077
CORPORATE BONDS - 17.7%
	Advertising - 0.0%
1,000,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$1,034,493
	Aerospace & Defense - 0.1%
	Boeing Co.
292,000	2.95%, 02/01/2030	273,121
330,000	3.20%, 03/01/2029	317,317
20,000	3.50%, 03/01/2039	15,961
20,000	3.65%, 03/01/2047	13,929
85,000	3.85%, 11/01/2048	60,143
1,641,000	5.15%, 05/01/2030	1,649,174
10,000	5.88%, 02/15/2040	9,996
154,000	General Dynamics Corp. 4.25%, 04/01/2040	134,485
367,000	HEICO Corp. 4.95%, 08/01/2031	365,876
		2,840,002
	Agriculture - 0.3%
	Altria Group, Inc.
63,000	4.00%, 02/04/2061	41,609
59,000	5.38%, 01/31/2044	52,982
26,700	BAT Capital Corp. 3.56%, 08/15/2027	26,438
EUR 439,000	BAT International Finance PLC 4.13%, 04/12/2032(5)	509,803
235,000	Imperial Brands Finance Netherlands BV 5.25%, 02/15/2031(5)	285,107
$ 1,850,000	Imperial Brands Finance PLC 5.50%, 07/07/2036(1)	1,799,030
	Philip Morris International, Inc.
75,000	1.75%, 11/01/2030	66,018
EUR 265,000	3.25%, 06/06/2032	296,394
$ 976,000	4.38%, 11/01/2027	974,387
220,000	4.38%, 04/30/2030	216,148
40,000	4.38%, 11/15/2041	33,994
793,000	4.75%, 11/01/2031	787,119
1,075,000	5.13%, 02/15/2030	1,083,248
1,049,000	5.13%, 02/13/2031	1,057,860
25,000	6.38%, 05/16/2038	26,658
150,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	152,328
		7,409,123
	Airlines - 0.0%
350,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	339,331
	Auto Manufacturers - 0.0%
EUR 236,000	General Motors Financial Co., Inc. 3.10%, 08/04/2029(5)	268,312
	Hyundai Capital America
$ 350,000	4.75%, 04/06/2029(1)	347,601
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Auto Manufacturers - 0.0% - (continued)
$ 55,000	4.75%, 06/18/2029(1)	$54,624
EUR 300,000	Volkswagen Financial Services AG 3.63%, 05/19/2029(5)	344,331
		1,014,868
	Auto Parts & Equipment - 0.2%
	American Axle & Manufacturing, Inc.
$ 900,000	6.38%, 10/15/2032(1)	895,196
600,000	7.75%, 10/15/2033(1)	590,833
EUR 1,130,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	1,302,520
	Goodyear Tire & Rubber Co.
$ 100,000	6.63%, 07/15/2030	96,695
720,000	8.88%, 07/15/2032	738,981
EUR 200,000	ZF Finance GmbH 2.25%, 05/03/2028(5)	223,694
		3,847,919
	Beverages - 0.2%
$ 177,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	168,365
780,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	766,743
	Keurig Dr. Pepper, Inc.
1,092,000	2.25%, 03/15/2031	963,529
215,000	3.20%, 05/01/2030	201,231
995,000	4.05%, 04/15/2032	935,789
885,000	5.20%, 03/15/2031	886,113
638,000	5.30%, 03/15/2034	630,061
EUR 148,000	Maple Parent Holdings Corp. 4.22%, 03/26/2032(5)	170,460
		4,722,291
	Chemicals - 0.3%
	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
210,000	6.50%, 06/15/2033(1)	243,037
$ 900,000	7.13%, 06/15/2033(1)	905,563
	Celanese U.S. Holdings LLC
500,000	6.50%, 04/15/2030	506,145
75,000	7.00%, 02/15/2031	76,897
450,000	7.38%, 02/15/2034	462,890
175,000	Ecolab, Inc. 5.00%, 09/01/2035	171,433
EUR 1,000,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	1,169,561
$ 215,000	OCP SA 6.74%, 04/22/2031, (6.74% fixed rate until 04/22/2031; 5 yr. USD CMT + 2.75% thereafter)(1)(2)(7)	211,101
	Olympus Water U.S. Holding Corp.
EUR 150,000	3.88%, 10/01/2028(5)	171,690
$ 1,310,000	6.25%, 10/01/2029(1)	1,293,472
1,100,000	Tronox, Inc. 4.63%, 03/15/2029(1)	675,849
		5,887,638
	Commercial Banks - 2.4%
EUR 200,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(5)(7)	236,091
100,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	115,196
200,000	Banco de Credito Social Cooperativo SA 4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	226,100
The accompanying notes are an integral part of these financial statements.

76

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Commercial Banks - 2.4% - (continued)
EUR 299,000	Bank of Cyprus PCL 3.88%, 05/20/2031, (3.88% fixed rate until 05/20/2030; 3 mo. EURIBOR + 1.00% thereafter)(2)(5)	$342,208
$ 1,710,000	Banque Federative du Credit Mutuel SA 5.15%, 07/09/2032, (5.15% fixed rate until 07/09/2031; 6 mo. USD SOFR + 1.20% thereafter)(1)(2)	1,687,654
EUR 300,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(2)(5)	342,507
	BPCE SA
$ 250,000	5.42%, 01/13/2037, (5.42% fixed rate until 01/13/2036; 6 mo. USD SOFR + 1.57% thereafter)(1)(2)	239,063
765,000	5.77%, 06/02/2037, (5.77% fixed rate until 06/02/2036; 6 mo. USD SOFR + 1.63% thereafter)(1)(2)	750,475
	CaixaBank SA
EUR 200,000	3.63%, 09/19/2032, (3.63% fixed rate until 09/19/2031; 3 mo. EURIBOR + 1.30% thereafter)(2)(5)	229,305
$ 2,125,000	5.40%, 04/22/2037, (5.40% fixed rate until 04/22/2036; 6 mo. USD SOFR + 1.53% thereafter)(1)(2)	2,061,843
269,000	Citigroup, Inc. 7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(2)(7)	274,183
EUR 500,000	CrediaBank SA 9.38%, 01/13/2031, (9.38% fixed rate until 01/13/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(7)	623,249
200,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(2)(5)(7)	241,187
	Goldman Sachs Group, Inc.
$ 891,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(2)	776,709
211,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	187,602
100,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(2)	85,158
50,000	4.37%, 10/21/2031, (4.37% fixed rate until 10/21/2030; 6 mo. USD SOFR + 1.06% thereafter)(2)	48,398
25,000	4.41%, 04/23/2039, (4.41% fixed rate until 04/23/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(2)	21,938
995,000	4.97%, 06/03/2032, (4.97% fixed rate until 06/03/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	981,517
317,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	305,031
655,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	656,201
5,610,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	5,491,545
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Commercial Banks - 2.4% - (continued)
$ 610,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	$610,997
910,000	5.24%, 07/21/2032, (5.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.17% thereafter)(2)	908,210
80,000	5.43%, 06/03/2037, (5.43% fixed rate until 06/03/2036; 6 mo. USD SOFR + 1.31% thereafter)(2)	78,154
950,000	5.66%, 07/21/2037, (5.66% fixed rate until 07/21/2036; 6 mo. USD SOFR + 1.45% thereafter)(2)	945,674
41,000	6.13%, 02/15/2033	43,211
170,000	6.22%, 07/21/2057, (6.22% fixed rate until 07/21/2056; 6 mo. USD SOFR + 1.82% thereafter)(2)	168,373
175,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(2)	180,589
180,000	6.50%, 08/10/2031, (6.50% fixed rate until 08/10/2031; 5 yr. USD CMT + 2.18% thereafter)(2)(7)	178,647
300,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(2)	318,231
	HSBC Holdings PLC
955,000	4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	932,441
435,000	4.71%, 05/12/2030, (4.71% fixed rate until 05/12/2029; 6 mo. USD SOFR + 0.94% thereafter)(2)	431,338
1,720,000	5.21%, 05/12/2034, (5.21% fixed rate until 05/12/2033; 6 mo. USD SOFR + 1.32% thereafter)(2)	1,689,701
313,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	313,652
200,000	5.45%, 03/03/2036, (5.45% fixed rate until 03/03/2035; 6 mo. USD SOFR + 1.56% thereafter)(2)	197,191
	Intesa Sanpaolo SpA
200,000	5.00%, 06/29/2030, (5.00% fixed rate until 06/29/2029; 1 yr. USD CMT + 0.80% thereafter)(1)(2)	199,107
435,000	5.20%, 06/29/2032, (5.20% fixed rate until 06/29/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(2)	430,125
415,000	6.01%, 06/29/2037, (6.01% fixed rate until 06/29/2036; 1 yr. USD CMT + 1.50% thereafter)(1)(2)	407,258
EUR 200,000	7.00%, 05/20/2032, (7.00% fixed rate until 05/20/2032; 5 yr. EURIBOR ICE Swap + 4.35% thereafter)(2)(5)(7)	250,231
	JP Morgan Chase & Co.
$ 132,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(2)	115,392
5,000	2.07%, 06/01/2029, (2.07% fixed rate until 06/01/2028; 6 mo. USD SOFR + 1.02% thereafter)(2)	4,766
231,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(2)	211,724
The accompanying notes are an integral part of these financial statements.

77

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Commercial Banks - 2.4% - (continued)
$ 848,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	$745,477
711,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(2)	635,103
282,000	2.96%, 01/25/2033, (2.96% fixed rate until 01/25/2032; 6 mo. USD SOFR + 1.26% thereafter)(2)	252,093
1,419,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	1,374,643
97,000	3.90%, 01/23/2049, (3.90% fixed rate until 01/23/2048; 3 mo. USD Term SOFR + 1.48% thereafter)(2)	72,003
758,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(2)	749,028
150,000	4.20%, 07/23/2029, (4.20% fixed rate until 07/23/2028; 3 mo. USD Term SOFR + 1.52% thereafter)(2)	148,422
85,000	4.35%, 01/22/2032, (4.35% fixed rate until 01/22/2031; 6 mo. USD SOFR + 0.84% thereafter)(2)	82,391
100,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter)(2)	98,373
315,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	314,309
400,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(2)	395,972
850,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(2)	826,159
100,000	4.62%, 04/23/2032, (4.62% fixed rate until 04/23/2031; 6 mo. USD SOFR + 0.99% thereafter)(2)	97,827
578,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(2)	579,084
265,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	261,506
658,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	637,202
1,165,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	1,167,068
1,090,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	1,093,037
282,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	283,030
949,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	958,787
581,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	579,262
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Commercial Banks - 2.4% - (continued)
$ 150,000	5.35%, 06/01/2034, (5.35% fixed rate until 06/01/2033; 6 mo. USD SOFR + 1.85% thereafter)(2)	$150,219
150,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(2)	150,214
390,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	386,343
1,075,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	1,092,920
75,000	5.77%, 04/22/2035, (5.77% fixed rate until 04/22/2034; 6 mo. USD SOFR + 1.49% thereafter)(2)	76,624
GBP 850,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	1,252,221
	Morgan Stanley
$ 375,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	323,304
58,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	49,980
940,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	816,561
120,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	104,903
1,006,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	929,464
102,000	2.80%, 01/25/2052, (2.80% fixed rate until 01/25/2051; 6 mo. USD SOFR + 1.43% thereafter)(2)	59,853
469,000	2.94%, 01/21/2033, (2.94% fixed rate until 01/21/2032; 6 mo. USD SOFR + 1.29% thereafter)(2)	417,061
EUR 242,000	3.49%, 06/11/2030, (3.49% fixed rate until 06/11/2029; 3 mo. EURIBOR + 0.70% thereafter)(2)	277,746
$ 864,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(2)	822,483
1,624,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	1,597,010
55,000	4.36%, 10/22/2031, (4.36% fixed rate until 10/22/2030; 6 mo. USD SOFR + 1.07% thereafter)(2)	53,282
831,000	4.71%, 03/12/2032, (4.71% fixed rate until 03/12/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	812,153
640,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	627,732
255,000	4.89%, 10/22/2036, (4.89% fixed rate until 10/22/2035; 6 mo. USD SOFR + 1.31% thereafter)(2)	241,746
The accompanying notes are an integral part of these financial statements.

78

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Commercial Banks - 2.4% - (continued)
$ 131,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(2)	$131,636
180,000	5.17%, 07/14/2032, (5.17% fixed rate until 07/14/2031; 6 mo. USD SOFR + 1.16% thereafter)(2)	179,321
768,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	771,908
390,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(2)	388,781
160,000	5.59%, 01/18/2036, (5.59% fixed rate until 01/18/2035; 6 mo. USD SOFR + 1.42% thereafter)(2)	160,404
740,000	5.61%, 07/17/2037, (5.61% fixed rate until 07/17/2036; 6 mo. USD SOFR + 1.43% thereafter)(2)	735,549
1,205,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	1,227,367
226,000	6.34%, 10/18/2033, (6.34% fixed rate until 10/18/2032; 6 mo. USD SOFR + 2.56% thereafter)(2)	237,653
462,000	6.63%, 11/01/2034, (6.63% fixed rate until 11/01/2033; 6 mo. USD SOFR + 2.05% thereafter)(2)	492,069
1,150,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	1,130,616
EUR 218,000	Nykredit Realkredit AS 3.50%, 07/10/2031(5)	248,212
245,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(2)(5)	292,092
100,000	Societe Generale SA 7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(2)(5)(7)	122,355
$ 225,000	Truist Financial Corp. 4.96%, 07/23/2030, (4.96% fixed rate until 07/23/2029; 6 mo. USD SOFR + 0.88% thereafter)(2)	224,661
EUR 224,000	UniCredit SpA 3.10%, 06/10/2031, (3.10% fixed rate until 06/10/2030; 3 mo. EURIBOR + 0.95% thereafter)(2)(5)	253,605
		52,726,996
	Commercial Services - 0.2%
$ 1,100,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	1,142,077
EUR 655,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	706,563
	Element Fleet Management Corp.
$ 1,565,000	4.64%, 11/24/2030(1)	1,533,009
55,000	4.80%, 05/29/2029(1)	54,663
78,000	Moody's Corp. 3.10%, 11/29/2061	43,816
25,000	Sunbelt Rentals Holdings, Inc. 4.95%, 08/12/2030(1)	24,798
		3,504,926
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
850,000	9.75%, 07/15/2030(1)(8)	765,509
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Construction Materials - 0.1% - (continued)
$ 264,047	12.75%, 01/15/2031(1)(9)	$180,212
800,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	800,624
		1,746,345
	Diversified Financial Services - 0.5%
250,000	Citadel Securities Global Holdings LLC 5.13%, 01/27/2032(1)	244,611
1,200,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	1,160,480
1,630,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	1,649,030
	Freedom Mortgage Holdings LLC
200,000	6.88%, 05/01/2031(1)	192,797
600,000	7.88%, 04/01/2033(1)	578,654
215,000	8.00%, 02/01/2032(1)	213,318
500,000	9.25%, 02/01/2029(1)	513,856
675,000	goeasy Ltd. 6.88%, 02/15/2031(1)	603,712
1,250,000	Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(1)	1,250,944
	Synchrony Financial
1,030,000	2.88%, 10/28/2031	901,495
1,330,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	1,288,200
1,349,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	1,344,077
335,000	5.45%, 10/15/2030, (5.45% fixed rate until 10/15/2029; 6 mo. USD SOFR + 1.35% thereafter)(2)	335,445
		10,276,619
	Electric - 2.4%
247,000	AEP Texas, Inc. 2.10%, 07/01/2030	221,938
	Alabama Power Co.
545,000	3.45%, 10/01/2049	366,451
273,000	4.15%, 08/15/2044	217,282
610,000	5.85%, 11/15/2033	630,335
300,000	Arizona Public Service Co. 2.20%, 12/15/2031	259,137
EUR 305,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	338,103
	CHPE LLC
$ 175,000	4.88%, 06/30/2031(1)	172,453
2,405,000	5.10%, 06/30/2033(1)	2,363,952
	Clearway Energy Operating LLC
750,000	3.75%, 02/15/2031(1)	687,973
500,000	4.75%, 03/15/2028(1)	493,456
100,000	5.75%, 01/15/2034(1)	96,425
389,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	365,499
	Consolidated Edison Co. of New York, Inc.
395,000	3.20%, 12/01/2051	247,330
83,000	3.80%, 05/15/2028	81,955
80,000	3.95%, 03/01/2043	62,496
229,000	3.95%, 04/01/2050	168,291
160,000	4.00%, 11/15/2057	112,357
25,000	4.45%, 03/15/2044	20,651
10,000	4.63%, 12/01/2054	7,870
103,000	5.30%, 03/01/2035	102,475
5,000	5.70%, 06/15/2040	4,956
450,000	5.75%, 11/15/2055	421,663
1,325,000	5.88%, 06/15/2056	1,260,553
20,000	5.90%, 11/15/2053	19,140
The accompanying notes are an integral part of these financial statements.

79

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Electric - 2.4% - (continued)
$ 147,000	6.15%, 11/15/2052	$146,253
164,000	Dominion Energy, Inc. 6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	167,708
	Duke Energy Carolinas LLC
180,000	4.25%, 12/15/2041	151,216
590,000	5.15%, 06/15/2036	576,372
305,000	6.45%, 10/15/2032	325,420
	Duke Energy Corp.
1,084,000	2.55%, 06/15/2031	968,796
380,000	3.30%, 06/15/2041	279,857
60,000	3.50%, 06/15/2051	38,770
EUR 143,000	3.75%, 04/01/2031	164,393
$ 276,700	3.75%, 09/01/2046	197,999
210,000	4.80%, 12/15/2045	176,716
322,000	4.95%, 09/15/2035	308,542
110,000	5.00%, 08/15/2052	90,838
25,000	5.45%, 06/15/2034	25,087
52,000	6.10%, 09/15/2053	50,215
	Duke Energy Florida LLC
760,000	1.75%, 06/15/2030	679,528
60,000	3.40%, 10/01/2046	41,619
245,000	4.85%, 12/01/2035	234,844
25,000	5.65%, 04/01/2040	24,768
	Duke Energy Indiana LLC
75,000	2.75%, 04/01/2050	44,009
1,211,000	3.25%, 10/01/2049	783,398
2,000	5.25%, 03/01/2034	1,998
30,000	6.45%, 04/01/2039	32,219
	Duke Energy Ohio, Inc.
15,000	3.70%, 06/15/2046	10,875
105,000	4.30%, 02/01/2049	81,103
5,000	5.30%, 06/15/2035	4,945
	Duke Energy Progress LLC
341,000	3.70%, 10/15/2046	246,475
25,000	4.10%, 05/15/2042	20,208
7,000	4.10%, 03/15/2043	5,613
	Edison International
1,295,000	4.80%, 03/15/2031	1,252,236
129,000	5.25%, 11/15/2028	129,048
479,000	5.25%, 03/15/2032	468,620
1,130,000	6.25%, 03/15/2030	1,156,326
EUR 100,000	Engie SA 3.63%, 01/11/2030(5)	115,751
	Eversource Energy
$ 1,097,000	4.45%, 12/15/2030	1,069,622
264,000	5.50%, 01/01/2034	264,229
175,000	5.85%, 04/15/2031	179,967
37,000	5.95%, 02/01/2029	37,949
	Georgia Power Co.
100,000	3.70%, 01/30/2050	70,352
598,000	4.30%, 03/15/2042	499,679
222,000	4.75%, 09/01/2040	201,490
675,000	4.85%, 03/15/2031	672,577
EUR 300,000	Iberdrola Finanzas SA 3.50%, 05/16/2035(5)	335,695
	NextEra Energy Capital Holdings, Inc.
$ 20,000	2.44%, 01/15/2032	17,414
1,075,000	6.20%, 10/01/2056, (6.20% fixed rate until 07/04/2036; 5 yr. USD CMT + 1.77% thereafter)(2)	1,050,488
2,305,000	6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(2)	2,245,016
174,000	NSTAR Electric Co. 4.85%, 03/01/2030	173,952
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Electric - 2.4% - (continued)
	Pacific Gas & Electric Co.
$ 505,500	2.50%, 02/01/2031	$450,976
611,000	3.30%, 08/01/2040	446,926
343,000	3.50%, 08/01/2050	219,433
14,000	4.50%, 07/01/2040	11,761
266,000	4.60%, 06/15/2043	214,500
880,000	4.75%, 02/15/2044	720,025
265,000	5.05%, 11/15/2031	262,222
315,000	5.05%, 10/15/2032	309,919
800,000	5.70%, 03/01/2035	795,672
1,809,000	5.80%, 05/15/2034	1,822,833
1,071,000	5.90%, 06/15/2032	1,097,474
210,000	5.90%, 10/01/2054	190,063
1,471,000	6.15%, 01/15/2033	1,517,965
105,000	6.15%, 03/01/2055	98,329
15,000	6.40%, 06/15/2033	15,688
507,000	6.75%, 01/15/2053	513,093
469,000	6.95%, 03/15/2034	504,605
	PacifiCorp
141,000	3.30%, 03/15/2051	86,291
55,000	4.10%, 02/01/2042	42,844
65,000	5.10%, 04/15/2031	64,858
850,000	5.45%, 04/15/2033	849,928
25,000	5.50%, 05/15/2054	21,774
370,000	5.80%, 04/15/2036	371,083
10,000	6.10%, 08/01/2036	10,144
1,267,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(2)	1,247,414
	Pinnacle West Capital Corp.
1,198,000	4.90%, 05/15/2028	1,201,596
1,192,000	5.15%, 05/15/2030	1,196,808
	Public Service Co. of Oklahoma
173,000	2.20%, 08/15/2031	150,534
1,290,000	5.20%, 01/15/2035	1,257,469
9,000	5.45%, 01/15/2036	8,893
	Southern California Edison Co.
5,000	2.50%, 06/01/2031	4,423
265,000	3.65%, 02/01/2050	175,290
85,000	3.90%, 03/15/2043	63,436
661,000	4.00%, 04/01/2047	471,970
488,000	4.05%, 03/15/2042	377,135
59,000	4.13%, 03/01/2048	42,664
120,000	4.50%, 09/01/2040	100,150
389,000	4.65%, 10/01/2043	316,165
115,000	4.88%, 03/01/2049	92,262
1,194,000	5.45%, 06/01/2052	1,028,502
739,000	5.50%, 03/15/2040	693,415
816,000	5.70%, 03/01/2053	723,892
5,000	5.75%, 04/01/2035	5,000
970,000	5.88%, 12/01/2053	884,681
306,000	5.90%, 03/01/2055	280,031
160,000	6.20%, 09/15/2055	152,133
225,000	Southern Co. 4.85%, 03/15/2035	215,140
695,000	Southern Power Co. 4.90%, 10/01/2035	660,804
	Southwestern Electric Power Co.
440,000	5.20%, 04/01/2036	425,146
315,000	5.90%, 04/01/2056	295,233
1,340,000	Southwestern Public Service Co. 5.30%, 08/15/2036	1,304,219
	Virginia Electric & Power Co.
1,018,000	2.95%, 11/15/2051	600,695
1,005,000	4.95%, 03/15/2036	956,079
70,000	6.35%, 11/30/2037	73,313
The accompanying notes are an integral part of these financial statements.

80

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Electric - 2.4% - (continued)
$ 187,000	8.88%, 11/15/2038	$237,367
1,250,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	1,252,727
	Xcel Energy, Inc.
150,000	1.75%, 03/15/2027	147,662
55,000	2.35%, 11/15/2031	47,978
640,000	4.75%, 03/21/2028	640,733
69,000	5.45%, 08/15/2033	69,204
360,000	5.60%, 04/15/2035	360,054
1,000,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(8)	1,031,288
		53,972,847
	Electronics - 0.1%
	Hubbell, Inc.
270,000	4.65%, 06/15/2031	266,209
955,000	4.90%, 06/15/2033	932,280
1,000,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	973,061
EUR 227,000	Tyco Electronics Group SA 3.25%, 01/31/2033	252,726
		2,424,276
	Energy-Alternate Sources - 0.1%
$ 30,000	Arizona Public Service Co. 6.35%, 12/15/2032	31,654
133,000	Duke Energy Florida LLC 5.88%, 11/15/2033	138,055
	Pacific Gas & Electric Co.
996,000	4.30%, 03/15/2045	757,731
215,000	6.70%, 04/01/2053	216,419
30,000	Southern California Edison Co. 5.75%, 04/15/2054	26,709
		1,170,568
	Entertainment - 0.2%
1,200,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	1,230,175
1,100,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,110,536
255,000	Motion Finco SARL 8.38%, 02/15/2032(1)	199,883
850,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	810,176
1,000,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)	1,011,413
		4,362,183
	Environmental Control - 0.0%
EUR 142,000	Veralto Corp. 4.15%, 09/19/2031	165,888
	Food - 0.7%
300,000	Barry Callebaut Services NV 3.75%, 02/19/2028(5)	346,312
	Bellis Acquisition Co. PLC
306,000	8.00%, 07/01/2031(5)(8)	340,964
GBP 1,450,000	8.13%, 05/14/2030(5)	1,828,427
	Campbell's Co.
$ 370,000	4.75%, 03/23/2035	338,636
1,510,000	5.40%, 03/21/2034	1,459,529
345,000	Chobani LLC/Chobani Finance Corp., Inc. 6.38%, 04/15/2034(1)	345,884
355,000	Conagra Brands, Inc. 5.40%, 08/01/2031	354,697
1,600,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	1,563,872
858,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	871,132
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Food - 0.7% - (continued)
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
$ 50,000	3.00%, 05/15/2032	$44,061
50,000	4.38%, 02/02/2052	35,904
395,000	5.63%, 03/10/2037(1)	385,390
325,000	6.25%, 03/01/2056	304,142
2,085,000	6.38%, 04/15/2066	1,945,313
267,000	6.50%, 12/01/2052	258,126
365,000	7.25%, 11/15/2053	383,722
4,309,000	Mars, Inc. 5.65%, 05/01/2045(1)	4,116,796
140,000	Pilgrim's Pride Corp. 6.88%, 05/15/2034	149,054
74,000	Sysco Corp. 3.15%, 12/14/2051	44,833
		15,116,794
	Gas - 0.3%
1,560,000	Atmos Energy Corp. 4.75%, 01/15/2032	1,540,287
2,822,000	MPLX LP 5.50%, 06/01/2034	2,810,592
	Southern California Gas Co.
205,000	4.30%, 01/15/2049	158,909
15,000	5.75%, 06/01/2053	14,067
1,099,000	6.00%, 06/15/2055	1,068,627
		5,592,482
	Healthcare - Products - 0.2%
	Augusta SpinCo Corp.
1,405,000	4.66%, 03/23/2031	1,382,091
790,000	4.95%, 03/23/2033	775,349
1,163,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	1,109,475
	Baxter International, Inc.
140,000	1.73%, 04/01/2031	118,510
1,400,000	2.54%, 02/01/2032	1,197,697
130,000	DH Europe Finance II SARL 3.25%, 11/15/2039	101,464
46,000	Solventum Corp. 5.90%, 04/30/2054	43,302
		4,727,888
	Healthcare - Services - 0.2%
	Acadia Healthcare Co., Inc.
350,000	5.00%, 04/15/2029(1)	342,629
500,000	7.38%, 03/15/2033(1)(8)	515,623
	CHS/Community Health Systems, Inc.
300,000	6.88%, 04/15/2029(1)	289,329
1,300,000	9.75%, 01/15/2034(1)	1,316,981
115,000	10.88%, 01/15/2032(1)	121,302
	HCA, Inc.
370,000	3.63%, 03/15/2032	340,448
295,000	5.45%, 09/15/2034	293,004
275,000	5.60%, 04/01/2034	276,511
	Molina Healthcare, Inc.
112,000	3.88%, 05/15/2032(1)	100,154
111,000	6.25%, 01/15/2033(1)	109,764
1,100,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	1,155,126
		4,860,871
	Insurance - 0.7%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
1,000,000	7.00%, 01/15/2031(1)	1,014,750
500,000	7.38%, 10/01/2032(1)	502,805
	Allianz SE
EUR 300,000	4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(2)(5)	347,374
$ 400,000	5.10%, 01/30/2049, (5.10% fixed rate until 01/30/2029; 3 mo. USD Term SOFR + 3.70% thereafter)(2)(5)	399,489
The accompanying notes are an integral part of these financial statements.

81

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Insurance - 0.7% - (continued)
	American National Global Funding
$ 80,000	4.88%, 01/23/2031(1)	$77,928
245,000	5.00%, 06/22/2029(1)	243,299
176,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	169,318
EUR 125,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(2)(5)	165,759
	Asurion LLC/Asurion Co-Issuer, Inc.
$ 825,000	8.00%, 12/31/2032(1)	834,591
655,000	8.38%, 02/01/2034(1)	596,775
	Athene Global Funding
961,000	2.55%, 11/19/2030(1)	853,364
3,000	2.65%, 10/04/2031(1)	2,605
257,000	5.38%, 01/07/2030(1)	256,311
275,000	5.53%, 07/11/2031(1)	274,168
	Athene Holding Ltd.
50,000	3.50%, 01/15/2031	46,384
925,000	5.88%, 01/15/2034(8)	922,153
25,000	6.15%, 04/03/2030	25,759
GBP 265,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(2)(5)	301,900
EUR 120,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(2)(5)(7)	146,843
$ 126,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	107,856
130,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	113,136
355,000	CNO Global Funding 5.20%, 06/11/2031(1)	352,358
1,425,000	Fortitude Global Funding 5.50%, 06/12/2031(1)	1,418,572
	GA Global Funding Trust
308,000	4.50%, 09/18/2030(1)	295,968
985,000	5.20%, 12/09/2031(1)	964,427
312,000	5.40%, 01/13/2030(1)	310,940
	Global Atlantic Fin Co.
602,000	3.13%, 06/15/2031(1)	534,292
60,000	7.95%, 06/15/2033(1)(8)	64,842
1,590,000	Globe Life, Inc. 4.80%, 06/15/2032	1,554,914
223,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(7)	233,066
EUR 291,000	Metropolitan Life Global Funding I 3.25%, 03/31/2030(5)	331,370
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
300,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(2)(5)	307,608
200,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	229,112
	Principal Financial Group, Inc.
$ 1,355,000	5.30%, 01/15/2037	1,314,098
5,000	6.05%, 10/15/2036	5,193
173,000	RGA Global Funding 5.10%, 05/26/2031(1)	172,581
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Insurance - 0.7% - (continued)
EUR 200,000	Unipol Assicurazioni SpA 6.38%, 04/27/2030, (6.38% fixed rate until 04/27/2030; 5 yr. EUR Swap + 6.74% thereafter)(2)(5)(7)	$243,119
$ 335,000	Zurich Finance Ireland DAC 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	299,422
		16,034,449
	Internet - 1.2%
GBP 100,000	Alphabet, Inc. 6.13%, 02/13/2126	120,549
	Amazon.com, Inc.
$ 181,000	3.25%, 05/12/2061	102,229
355,000	5.10%, 07/09/2033	351,701
390,000	5.55%, 11/20/2065	337,574
4,855,000	5.95%, 03/13/2066	4,464,561
1,719,000	6.00%, 07/09/2046	1,671,134
1,950,000	6.25%, 07/09/2066	1,869,155
143,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	138,633
	Meta Platforms, Inc.
25,000	3.85%, 08/15/2032	23,164
1,922,000	5.55%, 08/15/2064	1,537,142
195,000	5.75%, 05/15/2063	161,779
3,603,000	5.75%, 11/15/2065	2,971,023
291,000	6.20%, 05/15/2046	273,039
565,000	6.30%, 05/15/2056	518,512
7,722,000	6.45%, 05/15/2066	7,073,792
EUR 150,000	Netflix, Inc. 4.63%, 05/15/2029	178,662
	Rakuten Group, Inc.
200,000	4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(2)(5)(7)	227,205
$ 214,000	9.75%, 04/15/2029(5)	232,238
2,400,000	Sopaipilla Investor LLC 7.53%, 11/30/2048(1)	2,487,561
EUR 1,000,000	United Group BV 6.50%, 10/31/2031(1)	1,176,568
	Wayfair LLC
$ 202,000	7.13%, 05/31/2034(1)	207,513
1,200,000	7.25%, 10/31/2029(1)	1,235,742
		27,359,476
	Investment Company Security - 0.4%
	Ares Strategic Income Fund
65,000	5.45%, 09/09/2028	64,619
480,000	6.20%, 03/21/2032	472,421
	Blackstone Private Credit Fund
16,000	5.60%, 11/22/2029	15,727
505,000	5.95%, 07/16/2029	504,537
470,000	5.95%, 05/15/2031(8)	460,220
2,770,000	HA Sustainable Infrastructure Capital, Inc. 5.95%, 07/15/2033(1)	2,737,809
	HPS Corporate Lending Fund
230,000	5.15%, 04/02/2029(1)	224,070
167,000	5.45%, 01/14/2028	166,438
618,000	5.45%, 11/15/2030	592,818
2,010,000	5.65%, 04/02/2031(1)	1,935,886
438,000	5.85%, 06/05/2030	428,463
20,000	6.25%, 09/30/2029(8)	20,079
320,000	6.30%, 08/19/2031(1)	316,341
EUR 200,000	JAB Holdings BV 4.85%, 06/29/2032(3)(5)	240,834
The accompanying notes are an integral part of these financial statements.

82

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Investment Company Security - 0.4% - (continued)
$ 104,000	Sixth Street Lending Partners 5.75%, 01/15/2030	$102,816
125,000	Sixth Street Specialty Lending, Inc. 5.65%, 08/15/2031	122,056
		8,405,134
	IT Services - 0.1%
1,020,000	Dell International LLC/EMC Corp. 5.00%, 02/15/2034	990,182
1,475,000	McAfee Corp. 7.38%, 02/15/2030(1)	1,250,616
		2,240,798
	Leisure Time - 0.1%
	NCL Corp. Ltd.
500,000	6.25%, 03/01/2030(1)	496,336
300,000	6.25%, 09/15/2033(1)	285,165
1,100,000	6.75%, 02/01/2032(1)	1,078,180
		1,859,681
	Lodging - 0.0%
200,000	Studio City Co. Ltd. 6.13%, 05/15/2031(1)	197,360
400,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	380,588
200,000	Wynn Macau Ltd. 5.63%, 08/26/2028(5)	198,019
		775,967
	Machinery-Diversified - 0.1%
1,600,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	1,537,933
	Westinghouse Air Brake Technologies Corp.
1,246,000	4.90%, 05/29/2030	1,242,225
9,000	5.61%, 03/11/2034	9,099
		2,789,257
	Media - 1.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,600,000	4.25%, 02/01/2031(1)	1,416,207
500,000	4.75%, 02/01/2032(1)(8)	436,897
209,000	5.00%, 02/01/2028(1)	206,333
325,000	7.38%, 02/01/2036(1)(8)	308,974
	Charter Communications Operating LLC/Charter Communications Operating Capital
985,000	3.70%, 04/01/2051	582,280
2,220,000	5.13%, 07/01/2049	1,606,899
100,000	5.38%, 04/01/2038	85,426
1,690,000	5.38%, 05/01/2047	1,285,877
349,000	5.50%, 04/01/2063	248,480
4,572,000	5.75%, 04/01/2048	3,598,772
202,000	6.48%, 10/23/2045	175,152
25,000	6.83%, 10/23/2055	22,050
	Comcast Corp.
183,000	2.65%, 02/01/2030	168,784
1,224,000	2.80%, 01/15/2051	644,417
1,989,000	2.89%, 11/01/2051	1,053,313
135,000	2.94%, 11/01/2056	68,193
300,000	3.40%, 07/15/2046	190,622
583,000	3.75%, 04/01/2040	447,384
803,000	3.97%, 11/01/2047	544,478
92,000	4.00%, 03/01/2048	62,467
281,000	4.20%, 08/15/2034	254,885
90,000	4.95%, 10/15/2058	67,102
15,000	6.50%, 11/15/2035	15,746
	Cox Communications, Inc.
45,000	4.50%, 06/30/2043(1)	32,149
165,000	4.60%, 08/15/2047(1)	110,304
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Media - 1.2% - (continued)
$ 75,000	5.80%, 12/15/2053(1)	$58,736
1,010,000	5.95%, 09/01/2054(1)	804,408
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
835,000	9.25%, 06/01/2032(1)	854,443
600,000	10.00%, 02/15/2031(1)	626,961
600	Discovery Communications LLC 3.95%, 03/20/2028	561
500,000	EW Scripps Co. 9.88%, 08/15/2030(1)	440,107
	Paramount Global
212,000	2.90%, 01/15/2027	210,044
1,935,000	4.20%, 05/19/2032	1,645,350
105,000	4.60%, 01/15/2045	63,399
16,000	4.90%, 08/15/2044	9,956
145,000	4.95%, 01/15/2031	132,878
675,000	5.25%, 04/01/2044	435,091
385,000	5.85%, 09/01/2043	272,924
5,000	5.90%, 10/15/2040	3,632
88,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	72,791
950,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)	868,140
	Space Exploration Technologies Corp.
3,980,000	5.65%, 07/15/2033(1)	3,812,947
2,357,000	6.60%, 07/15/2046(1)	2,102,111
200,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	187,508
	Time Warner Cable LLC
96,000	5.50%, 09/01/2041	79,137
363,000	5.88%, 11/15/2040	310,230
140,000	6.75%, 06/15/2039	131,931
315,000	7.30%, 07/01/2038	311,311
		27,067,787
	Mining - 0.2%
EUR 115,000	Anglo American Capital PLC 5.00%, 03/15/2031(5)	139,038
150,000	Constellium SE 3.13%, 07/15/2029(5)	169,944
	Glencore Capital Finance DAC
365,000	3.67%, 10/06/2032(5)	414,001
140,000	4.15%, 04/29/2031(5)	163,597
	Glencore Funding LLC
$ 440,000	5.63%, 04/04/2034(1)	442,735
175,000	5.67%, 04/01/2035(1)	175,754
490,000	5.70%, 05/08/2033(1)	498,874
616,000	6.38%, 10/06/2030(1)	643,672
295,000	6.50%, 10/06/2033(1)	312,574
	Kaiser Aluminum Corp.
620,000	4.50%, 06/01/2031(1)	586,076
600,000	5.88%, 03/01/2034(1)	585,565
1,290,000	Southern Copper Corp. 5.35%, 06/24/2036	1,251,842
		5,383,672
	Oil & Gas - 0.8%
EUR 155,000	BP Capital Markets PLC 2.82%, 04/07/2032(5)	170,395
	ConocoPhillips Co.
$ 185,000	3.80%, 03/15/2052	129,598
404,000	4.03%, 03/15/2062	278,890
25,000	4.85%, 01/15/2032	24,949
327,000	5.70%, 09/15/2063	301,105
	Diamondback Energy, Inc.
1,240,000	5.40%, 04/18/2034	1,236,115
753,000	5.90%, 04/18/2064	699,587
83,000	6.25%, 03/15/2033	87,019
230,000	6.25%, 03/15/2053	228,115
The accompanying notes are an integral part of these financial statements.

83

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Oil & Gas - 0.8% - (continued)
$ 1,455,000	Ecopetrol SA 7.75%, 02/01/2032	$1,502,375
1,930,000	Eni SpA 5.25%, 05/18/2036(1)	1,862,418
300,000	Hess Corp. 7.30%, 08/15/2031	330,415
1,000,000	Matador Resources Co. 6.50%, 04/15/2032(1)	998,129
	Petroleos Mexicanos
2,850,000	5.95%, 01/28/2031	2,790,512
2,465,000	6.35%, 02/12/2048	1,945,350
	Saudi Arabian Oil Co.
850,000	6.38%, 06/02/2055(1)	821,932
200,000	6.38%, 06/02/2055(5)	192,963
99,000	Shell Finance U.S., Inc. 4.55%, 08/12/2043	84,085
	SM Energy Co.
1,250,000	6.75%, 08/01/2029(1)	1,268,136
200,000	7.00%, 08/01/2032(1)	203,195
	Talos Production, Inc.
1,180,000	8.00%, 07/15/2034(1)	1,191,582
300,000	9.38%, 02/01/2031(1)	316,296
EUR 115,000	Var Energi ASA 7.86%, 11/15/2083, (7.86% fixed rate until 11/15/2028; 5 yr. EURIBOR ICE Swap + 4.77% thereafter)(2)(5)	142,919
		16,806,080
	Oil & Gas Services - 0.1%
$ 1,100,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	1,082,500
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
650,000	6.63%, 04/15/2029(1)	646,078
801,000	8.75%, 04/15/2030(1)	765,519
900,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	892,039
		2,303,636
	Pharmaceuticals - 0.3%
EUR 200,000	Bayer AG 7.00%, 09/25/2083, (7.00% fixed rate until 09/25/2031; 5 yr. EURIBOR + 3.90% thereafter)(2)(5)	249,237
	Bayer U.S. Finance LLC
$ 275,000	5.13%, 07/20/2031(1)	272,624
1,270,000	5.38%, 07/20/2033(1)	1,254,662
EUR 100,000	BMS Ireland Capital Funding DAC 4.58%, 11/10/2055	108,553
	Cardinal Health, Inc.
$ 1,995,000	4.50%, 09/15/2030	1,962,003
102,000	5.13%, 02/15/2029	102,808
335,000	5.45%, 02/15/2034	336,249
145,000	CVS Health Corp. 7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(2)	149,298
EUR 255,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	296,667
$ 800,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	814,716
EUR 225,000	Upjohn Finance BV 1.91%, 06/23/2032(5)	229,274
	Viatris, Inc.
$ 830,000	4.00%, 06/22/2050	550,783
EUR 200,000	4.25%, 06/17/2033	229,591
$ 114,000	Zoetis, Inc. 4.45%, 08/20/2048	91,498
		6,647,963
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Pipelines - 1.0%
	Buckeye Partners LP
$ 250,000	5.85%, 11/15/2043	$221,956
1,000,000	6.75%, 02/01/2030(1)	1,024,510
100,000	Cheniere Energy, Inc. 5.20%, 07/30/2036(1)	96,732
	Columbia Pipelines Holding Co. LLC
1,175,000	5.00%, 11/17/2032(1)	1,147,157
670,000	5.10%, 10/01/2031(1)	663,445
185,000	Columbia Pipelines Operating Co. LLC 5.51%, 05/15/2036(1)	181,827
	Enbridge, Inc.
15,000	2.50%, 08/01/2033	12,590
25,000	5.63%, 04/05/2034	25,297
175,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	174,695
	Galaxy Pipeline Assets Bidco Ltd.
984,736	2.94%, 09/30/2040(5)	797,319
598,481	2.94%, 09/30/2040(1)	485,425
2,615,000	Green Palm Bidco SARL 5.96%, 06/30/2041(1)	2,562,303
	Greensaif Pipelines Bidco SARL
525,000	5.85%, 02/23/2036(1)	521,650
1,350,000	6.13%, 02/23/2038(5)	1,348,358
2,734,000	Hess Midstream Operations LP 4.25%, 02/15/2030(1)	2,617,836
695,000	Howard Midstream Energy Partners LLC 6.63%, 01/15/2035(1)	694,619
	MPLX LP
233,000	5.00%, 01/15/2033	228,044
2,000	5.00%, 03/01/2033	1,956
50,000	5.30%, 04/01/2036	48,403
20,000	5.95%, 04/01/2055	18,573
155,000	NGPL PipeCo LLC 5.60%, 08/15/2036(1)	150,057
1,300,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	1,310,053
	ONEOK, Inc.
325,000	4.75%, 10/15/2031	318,186
857,000	5.05%, 11/01/2034	826,081
510,000	5.05%, 04/01/2045	430,033
150,000	5.15%, 10/15/2043	131,328
25,000	5.85%, 11/01/2064	22,345
890,000	6.05%, 09/01/2033	917,605
313,000	6.35%, 01/15/2031	327,224
115,000	7.15%, 01/15/2051	122,771
225,000	Rio Grande LNG LLC 5.25%, 06/30/2031(1)	222,185
1,100,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	1,118,362
40,000	Targa Resources Corp. 6.13%, 05/15/2055	38,094
155,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	151,812
1,100,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	1,193,521
	Williams Cos., Inc.
970,000	5.15%, 03/15/2036	932,743
360,000	5.65%, 03/15/2033	365,227
		21,450,322
	Real Estate - 0.0%
EUR 160,000	Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 09/26/2029(5)	156,041
200,000	Shurgard Luxembourg SARL 4.00%, 05/27/2035(5)	222,828
		378,869
The accompanying notes are an integral part of these financial statements.

84

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Real Estate Investment Trusts - 0.4%
$ 548,000	American Assets Trust LP 3.38%, 02/01/2031	$496,891
	Equinix, Inc.
275,000	5.00%, 08/15/2029	274,574
1,125,000	5.50%, 08/15/2033	1,112,120
EUR 145,000	Hammerson PLC 3.50%, 04/15/2032(5)	161,417
	Hudson Pacific Properties LP
$ 799,000	4.65%, 04/01/2029(8)	751,028
500,000	5.95%, 02/15/2028	495,318
EUR 140,000	Immobiliare Grande Distribuzione SIIQ SpA 4.45%, 11/04/2030(5)	161,757
150,000	Iron Mountain, Inc. 4.75%, 01/15/2034(5)	167,925
$ 1,925,000	Kilroy Realty LP 5.88%, 10/15/2035	1,867,544
72,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	74,956
EUR 453,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	504,547
$ 208,000	Prologis LP 5.00%, 01/31/2035	202,318
	Prologis Targeted U.S. Logistics Fund LP
610,000	4.25%, 01/15/2031(1)	588,845
970,000	4.75%, 01/15/2036(1)	908,502
75,000	5.50%, 04/01/2034(1)	74,972
	Realty Income Corp.
EUR 152,000	3.63%, 07/30/2032	171,547
148,000	3.88%, 06/20/2035	165,006
393,000	WP Carey, Inc. 3.25%, 10/02/2031	437,104
		8,616,371
	Retail - 0.3%
850,000	Bertrand Franchise Finance SAS 6.24%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	977,944
$ 94,000	Home Depot, Inc. 3.13%, 12/15/2049	59,955
205,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(1)	204,190
625,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)(8)	523,219
1,616,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	1,621,163
1,550,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,471,614
1,229,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,175,971
		6,034,056
	Semiconductors - 0.3%
25,000	Broadcom, Inc. 4.95%, 01/15/2036	23,467
	Intel Corp.
25,000	2.00%, 08/12/2031	21,499
524,000	2.80%, 08/12/2041	351,310
145,000	3.10%, 02/15/2060	76,535
666,000	3.25%, 11/15/2049	407,382
2,269,000	3.73%, 12/08/2047	1,540,151
40,000	4.00%, 08/05/2029	38,993
196,000	4.60%, 03/25/2040	169,532
490,000	4.75%, 03/25/2050	381,191
15,000	4.80%, 10/01/2041	12,880
25,000	4.90%, 07/29/2045	20,373
84,800	4.90%, 08/05/2052	66,761
15,000	5.05%, 08/05/2062	11,615
25,000	5.60%, 02/21/2054	21,860
34,000	5.63%, 02/10/2043	31,390
EUR 153,000	MKS, Inc. 4.25%, 02/15/2034(5)	170,116
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Semiconductors - 0.3% - (continued)
$ 1,365,000	NVIDIA Corp. 5.55%, 06/15/2046	$1,259,834
1,343,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,217,812
		5,822,701
	Software - 1.1%
	AthenaHealth Group, Inc.
1,387,000	6.50%, 02/15/2030(1)	1,337,869
250,000	7.50%, 02/15/2032(1)	256,305
	Cloud Software Group LLC
600,000	6.50%, 03/31/2029(1)	586,298
184,000	6.63%, 08/15/2033(1)	160,420
600,000	9.00%, 09/30/2029(1)	587,851
1,454,000	Open Text Corp. 3.88%, 12/01/2029(1)	1,337,311
	Oracle Corp.
1,943,000	3.60%, 04/01/2040	1,344,196
2,243,000	3.60%, 04/01/2050	1,285,472
672,000	3.65%, 03/25/2041	455,827
50,000	3.85%, 07/15/2036	39,565
1,893,000	3.95%, 03/25/2051	1,153,733
100,000	4.00%, 07/15/2046	63,526
199,000	4.13%, 05/15/2045	130,937
720,000	4.30%, 07/08/2034	617,069
45,000	4.38%, 05/15/2055	28,304
50,000	4.50%, 07/08/2044	35,012
1,045,000	4.70%, 09/27/2034	916,673
3,770,000	4.80%, 09/26/2032	3,469,904
1,455,000	5.35%, 05/04/2033	1,367,303
128,000	5.38%, 07/15/2040	106,845
1,055,000	5.50%, 09/27/2064	762,088
144,000	5.55%, 02/06/2053	108,170
496,000	5.88%, 09/26/2045	406,983
710,000	5.95%, 09/26/2055	564,123
1,080,000	6.00%, 08/03/2055	866,065
460,000	6.10%, 09/26/2065	361,457
675,000	6.13%, 08/03/2065	533,694
170,000	6.55%, 02/04/2046	150,446
437,000	6.70%, 02/04/2056	385,329
3,891,000	6.85%, 02/04/2066	3,423,637
	Rocket Software, Inc.
700,000	6.50%, 02/15/2029(1)	644,967
1,025,000	9.00%, 11/28/2028(1)	1,014,531
EUR 130,000	TeamSystem SpA 6.50%, 07/01/2032(1)(8)	148,455
		24,650,365
	Telecommunications - 0.7%
	Altice France SA
$ 700,000	6.50%, 04/15/2032(1)	677,556
947,000	6.88%, 07/15/2032(1)	919,346
	AT&T, Inc.
65,000	3.30%, 02/01/2052	38,292
94,000	3.50%, 02/01/2061	53,609
EUR 300,000	3.60%, 08/03/2030	344,642
$ 56,000	4.75%, 05/15/2046	44,432
65,000	6.05%, 08/15/2056	58,791
960,000	6.30%, 10/30/2066	884,001
1,495,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	1,434,498
150,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	149,749
GBP 215,000	British Telecommunications Ltd. 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(2)(5)	304,385
$ 1,250,000	EchoStar Corp. 6.75%, 11/30/2030(9)	1,267,750
310,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	301,406
EUR 1,000,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	1,204,756
The accompanying notes are an integral part of these financial statements.

85

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.7% - (continued)
	Telecommunications - 0.7% - (continued)
	Level 3 Financing, Inc.
$ 600,000	7.00%, 03/31/2034(1)	$610,331
700,000	7.50%, 02/15/2037(1)	695,237
395,000	8.50%, 01/15/2036(1)	410,951
	NTT Finance Corp.
EUR 451,000	3.33%, 11/01/2029(1)	514,999
$ 410,000	5.17%, 07/16/2032(1)	405,809
1,300,000	5.26%, 11/01/2033(1)	1,280,499
1,573,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	1,524,516
175,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	175,071
65,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	63,412
EUR 100,000	Telecommunications Co. Telekom Srbija AD Belgrade 6.75%, 05/18/2033(1)	116,667
$ 47,000	T-Mobile USA, Inc. 5.80%, 09/15/2062	41,385
	Vodafone Group PLC
EUR 275,000	3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(2)(5)	299,954
$ 56,000	5.63%, 02/10/2053	49,408
1,155,000	WULF Compute LLC 7.75%, 10/15/2030(1)	1,200,007
		15,071,459
	Transportation - 0.0%
97,000	Canadian Pacific Railway Co. 3.10%, 12/02/2051	60,577
	Trucking & Leasing - 0.0%
105,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(1)	105,372
355,000	SMBC Aviation Capital Finance DAC 4.95%, 07/23/2029(1)	354,228
		459,600
	Water - 0.1%
GBP 175,000	Anglian Water Services Financing PLC 5.38%, 11/10/2033(5)	224,343
EUR 147,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	168,017
	SW Finance I PLC
GBP 445,000	5.75%, 11/19/2030(5)	579,276
348,000	6.88%, 08/07/2032(5)	465,522
	Yorkshire Water Finance PLC
183,000	6.00%, 07/22/2033(5)	241,145
124,000	6.38%, 11/18/2034(5)	166,615
		1,844,918
	Total Corporate Bonds (cost $402,195,991)	$390,889,986
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
	Brazil - 0.0%
EUR 300,000	Brazil Government International Bonds 4.88%, 04/23/2033	$338,823
	Bulgaria - 0.0%
255,000	Bulgaria Government International Bonds 4.13%, 05/07/2038(5)	286,316
	Germany - 1.0%
	Bundesobligation
5,143,814	2.20%, 10/10/2030(5)	5,761,297
4,212,378	2.50%, 04/16/2031(5)	4,760,100
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.2% - (continued)
	Germany - 1.0% - (continued)
	Bundesrepublik Deutschland Bundesanleihe
EUR 825,832	2.30%, 02/15/2033(5)	$911,057
1,546,430	2.50%, 11/15/2032(5)	1,730,641
3,107,083	2.50%, 02/15/2035(5)	3,412,769
1,001,350	2.60%, 08/15/2033(5)	1,121,097
1,780,752	2.60%, 05/15/2041(5)	1,841,721
256,286	2.90%, 02/15/2036(5)	288,531
173,857	2.90%, 08/15/2056(5)	171,732
560,000	German Treasury Bills 2.12%, 08/19/2026(5)(10)	643,728
		20,642,673
	Indonesia - 0.1%
	Indonesia Government International Bonds
258,000	1.00%, 07/28/2029	273,414
188,000	1.30%, 03/23/2034	170,406
100,000	5.13%, 05/29/2038	114,798
998,000	5.13%, 05/29/2038	1,145,686
		1,704,304
	Israel - 0.2%
	Israel Government International Bonds
$ 600,000	2.75%, 07/03/2030	548,493
825,000	5.38%, 03/12/2029	828,880
1,705,000	5.38%, 02/19/2030	1,715,872
	State of Israel
1,210,000	3.80%, 05/13/2060(5)	776,606
380,000	3.80%, 05/13/2060(5)	243,893
		4,113,744
	Mexico - 0.5%
250,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(5)	249,563
	Mexico Government International Bonds
850,000	3.50%, 02/12/2034	710,175
920,000	3.50%, 02/12/2034	768,660
EUR 115,000	4.50%, 03/19/2034	129,695
300,000	4.88%, 05/16/2036	337,781
$ 4,935,000	5.38%, 03/22/2033	4,748,950
1,840,000	5.38%, 03/22/2033	1,770,632
1,245,000	5.63%, 02/09/2034	1,201,338
790,000	6.25%, 08/27/2037	768,870
420,000	6.63%, 01/29/2038	417,270
		11,102,934
	Morocco - 0.0%
EUR 297,000	Morocco Government International Bonds 4.75%, 05/26/2034(1)	341,111
	Philippines - 0.1%
$ 1,590,000	Philippines Government International Bonds 5.33%, 06/24/2036	1,556,210
	Romania - 0.3%
	Romania Government International Bonds
EUR 935,000	2.63%, 12/02/2040(1)	703,509
540,000	2.63%, 12/02/2040(5)	406,305
310,000	2.63%, 12/02/2040(5)	233,249
4,933,000	2.75%, 04/14/2041(5)	3,722,369
200,000	3.88%, 10/29/2035(5)	201,099
$ 1,880,000	5.75%, 03/24/2035(5)	1,792,487
EUR 180,000	6.13%, 10/07/2037(5)	206,703
		7,265,721
The accompanying notes are an integral part of these financial statements.

86

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.2% - (continued)
	Serbia - 0.0%
	Serbia International Bonds
EUR 255,000	1.50%, 06/26/2029(5)	$271,822
170,000	4.88%, 05/06/2038(1)	190,385
		462,207
	Total Foreign Government Obligations (cost $49,170,201)	$47,814,043
MUNICIPAL BONDS - 0.0%
	School District - 0.0%
$ 885,000	Chicago Board of Education, IL, GO 6.32%, 11/01/2029	$867,637
	Total Municipal Bonds (cost $924,439)	$867,637
SENIOR FLOATING RATE INTERESTS - 1.1%(11)
	Entertainment - 0.1%
2,871,111	Caesars Entertainment, Inc. 5.98%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	$2,764,880
	Internet - 0.2%
	Proofpoint, Inc.
2,580,000	6.73%, 08/31/2028, 3 mo. USD Term SOFR + 3.00%	2,533,250
1,195,000	8.17%, 08/30/2030, 3 mo. USD Term SOFR + 4.50%	1,173,347
		3,706,597
	Media - 0.8%
5,867,954	Charter Communications Operating LLC 5.73%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	5,656,708
11,146,442	Discovery Global Holdings, Inc. 6.23%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%	11,153,464
		16,810,172
	Total Senior Floating Rate Interests (cost $23,357,165)	$23,281,649
U.S. GOVERNMENT AGENCIES - 42.6%
	Mortgage-Backed Agencies - 42.6%
	Federal Home Loan Mortgage Corp. - 11.1%
12,798,990	0.15%, 10/25/2034(2)(4)	$187,875
6,579,133	0.21%, 02/25/2035(2)(4)	120,105
8,766,434	0.28%, 05/25/2034(2)(4)	191,242
4,559,831	0.37%, 12/25/2033(2)(4)	113,897
3,067,720	0.48%, 01/25/2034(2)(4)	77,114
906,680	0.54%, 10/25/2026(2)(4)	459
6,465,408	0.71%, 12/25/2030(2)(4)	169,317
2,979,083	0.72%, 06/25/2027(2)(4)	11,498
1,427,628	0.86%, 11/25/2030(2)(4)	43,865
491,004	1.00%, 10/25/2040	404,017
758,100	1.00%, 02/25/2051	652,518
2,497,837	1.01%, 10/25/2030(2)(4)	85,048
3,255,976	1.10%, 01/25/2030(2)(4)	106,006
4,184,384	1.11%, 06/25/2030(2)(4)	151,516
3,235,441	1.42%, 05/25/2030(2)(4)	148,611
3,733,662	1.50%, 05/15/2037(4)	181,143
2,181,388	1.50%, 09/25/2047	1,797,942
2,017,410	1.56%, 05/25/2030(2)(4)	98,766
182,201	1.75%, 10/15/2042	157,177
138,065	2.00%, 12/01/2040	119,487
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.6% - (continued)
	Mortgage-Backed Agencies - 42.6% - (continued)
	Federal Home Loan Mortgage Corp. - 11.1% - (continued)
$ 849,385	2.00%, 05/01/2041	$722,235
2,731,433	2.00%, 06/01/2041	2,343,456
948,897	2.00%, 12/01/2041	813,275
4,216,812	2.00%, 02/15/2042(4)	377,927
595,040	2.00%, 10/01/2050	469,631
3,524,965	2.00%, 11/25/2050(4)	405,674
706,627	2.00%, 02/01/2051	563,310
3,665,967	2.00%, 03/01/2051	2,895,875
1,233,605	2.00%, 04/01/2051	969,725
659,153	2.00%, 05/01/2051	527,965
660,329	2.00%, 07/01/2051	518,234
284,795	2.00%, 08/01/2051	224,001
288,538	2.00%, 11/01/2051	228,248
1,012,812	2.00%, 01/01/2052	801,886
1,127,214	2.00%, 04/01/2052	898,895
1,874,179	2.00%, 06/15/2052(4)	236,730
4,916,972	2.13%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(4)	262,544
4,943,764	2.33%, 10/25/2055, 30 day USD SOFR Average + 5.95%(2)(4)	302,181
5,697,440	2.38%, 10/25/2054, 30 day USD SOFR Average + 6.00%(2)(4)	366,308
1,971,412	2.50%, 04/25/2036(4)	159,811
408,969	2.50%, 05/01/2050	340,733
483,847	2.50%, 06/01/2050	401,687
1,374,903	2.50%, 06/25/2050(4)	207,371
2,068,205	2.50%, 07/01/2050	1,717,919
767,994	2.50%, 08/01/2050	638,704
1,206,467	2.50%, 09/01/2050	1,004,858
915,690	2.50%, 10/01/2050	765,704
864,838	2.50%, 11/01/2050	715,482
264,236	2.50%, 02/01/2051	220,248
679,529	2.50%, 03/01/2051	559,996
305,277	2.50%, 05/01/2051	251,658
197,121	2.50%, 07/01/2051	162,628
261,654	2.50%, 08/01/2051	217,264
456,225	2.50%, 10/01/2051	376,930
2,135,851	2.50%, 11/01/2051	1,783,130
1,256,839	2.50%, 03/15/2052(4)	183,375
755,485	2.50%, 03/25/2052	666,680
1,857,448	2.50%, 04/01/2052	1,526,778
2,592,746	2.50%, 08/25/2052(4)	392,338
657,707	3.00%, 10/01/2032	632,187
2,326	3.00%, 05/15/2041	2,202
72,889	3.00%, 07/01/2047	63,974
290,875	3.00%, 12/15/2047	225,796
96,257	3.00%, 01/01/2048	84,155
2,401,056	3.00%, 12/25/2049(4)	397,029
522,882	3.00%, 07/01/2050	453,321
619,869	3.00%, 08/01/2050	534,689
290,602	3.00%, 08/01/2051	248,324
2,186,304	3.00%, 08/25/2051(4)	335,096
1,641,426	3.00%, 09/25/2051(4)	574,192
857,087	3.00%, 10/01/2051	745,145
334,102	3.00%, 01/01/2052	290,709
1,718,106	3.00%, 05/01/2052	1,471,815
103,553	3.00%, 07/01/2052	88,519
2,517,507	3.00%, 08/01/2052	2,153,093
667,625	3.50%, 01/15/2033(4)	47,126
196,558	3.50%, 05/15/2034(4)	13,135
473,111	3.50%, 10/15/2042	430,061
241,147	3.50%, 10/15/2045	223,427
540,663	3.50%, 12/01/2046	490,223
The accompanying notes are an integral part of these financial statements.

87

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.6% - (continued)
	Mortgage-Backed Agencies - 42.6% - (continued)
	Federal Home Loan Mortgage Corp. - 11.1% - (continued)
$ 304,987	3.50%, 01/01/2047	$279,052
207,977	3.50%, 03/15/2047	188,649
94,745	3.50%, 06/01/2047	85,884
118,236	3.50%, 12/01/2047	106,719
132,914	3.50%, 01/01/2048	120,053
181,234	3.50%, 12/01/2048	163,246
689,634	3.50%, 04/01/2050	624,412
42,068	3.50%, 01/01/2053	37,346
235,753	4.00%, 05/01/2038	226,792
290,730	4.00%, 05/25/2040(4)	41,939
532,424	4.00%, 09/15/2041	505,651
6,752	4.00%, 01/01/2042	6,403
129,832	4.00%, 03/01/2042	123,258
3,114	4.00%, 04/01/2042	2,956
5,777	4.00%, 06/01/2042	5,472
1,327,357	4.00%, 03/25/2045(4)	211,556
76,473	4.00%, 04/01/2047	72,164
154,161	4.00%, 11/01/2047	143,837
311,103	4.00%, 12/01/2047	295,311
1,050,245	4.00%, 04/01/2049	974,280
270,284	4.00%, 05/01/2049	253,780
852,131	4.00%, 07/01/2049	796,842
1,134,010	4.00%, 09/25/2050(4)	223,197
2,775,547	4.00%, 03/25/2051(4)	494,148
837,908	4.50%, 07/01/2052	796,142
573,752	4.50%, 09/01/2052	542,506
58,692	5.00%, 09/01/2035	58,326
220,731	5.00%, 09/15/2036(4)	32,046
906,806	5.00%, 07/01/2040	903,650
722,928	5.00%, 03/15/2045(4)	143,742
133,076	5.00%, 02/15/2048(4)	25,700
32,021	5.00%, 09/01/2048	31,545
21,586	5.00%, 02/01/2049	21,243
855,639	5.00%, 08/25/2052	850,773
543,365	5.00%, 10/01/2052	528,027
960,992	5.00%, 10/25/2052	953,331
71,263	5.00%, 11/01/2052	69,387
19,144	5.00%, 01/01/2053	18,614
2,059,598	5.00%, 04/01/2053	2,001,867
788,333	5.00%, 12/01/2055	761,082
794,506	5.00%, 02/01/2056	767,041
2,206,433	5.00%, 03/01/2056	2,130,156
8,209,902	5.00%, 04/01/2056	7,926,363
412,623	5.00%, 05/01/2056	398,359
54,767,407	5.00%, 06/01/2056	52,874,271
2,237,317	5.00%, 07/01/2056	2,159,972
11,337,867	5.00%, 08/01/2056	10,945,615
880,000	5.12%, 05/25/2046, 30 day USD SOFR Average + 1.50%(1)(2)	879,915
339,573	5.47%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	341,259
2,167	5.50%, 02/01/2029	2,179
1,748,434	5.50%, 12/01/2037	1,769,506
7,925	5.50%, 12/01/2038	7,900
285,869	5.50%, 05/15/2040(4)	50,834
247,309	5.50%, 06/15/2046(4)	42,001
243,687	5.50%, 10/15/2046(4)	47,123
228,788	5.50%, 02/01/2049	230,957
28,239	5.50%, 03/01/2049	28,410
939,912	5.50%, 02/01/2053	936,332
1,775,327	5.50%, 04/01/2053	1,769,370
14,634,378	5.50%, 04/01/2054	14,536,356
18,218,467	5.50%, 08/01/2054	18,059,915
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.6% - (continued)
	Mortgage-Backed Agencies - 42.6% - (continued)
	Federal Home Loan Mortgage Corp. - 11.1% - (continued)
$ 27,108,606	5.50%, 09/01/2054	$26,894,705
653,000	5.72%, 09/25/2041, 30 day USD SOFR Average + 2.10%(1)(2)	654,019
828,226	6.00%, 11/01/2052	843,554
559,521	6.00%, 12/01/2052	572,221
252,207	6.00%, 03/01/2053	259,139
4,489,804	6.00%, 09/01/2053	4,558,922
468,157	6.00%, 11/01/2053	475,698
1,323,988	6.00%, 12/01/2053	1,344,249
242,857	6.00%, 01/01/2054	245,733
1,166,430	6.00%, 02/01/2054	1,180,453
626,893	6.00%, 03/01/2054	638,763
535,261	6.00%, 04/01/2054	549,007
1,667,887	6.00%, 05/01/2054	1,688,029
4,405,277	6.00%, 06/01/2054	4,480,377
2,982,760	6.00%, 08/01/2054	3,029,504
1,765,762	6.00%, 11/01/2055	1,797,694
810,000	6.32%, 06/25/2046, 30 day USD SOFR Average + 2.70%(1)(2)	811,484
892,000	6.52%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	903,712
1,545,000	6.97%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,549,836
2,545,000	6.97%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,613,280
5,285,000	7.02%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	5,312,942
2,460,000	7.12%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,553,699
380,000	7.17%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	390,229
2,925,000	7.27%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	2,948,185
3,460,000	7.32%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,553,005
1,305,000	7.37%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	1,324,606
1,593,000	8.12%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,643,326
2,280,000	8.87%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,339,234
		245,323,582
	Federal National Mortgage Association - 9.7%
99,912	0.00%, 06/25/2041(6)(12)	75,428
2,068,853	0.30%, 01/25/2030(2)(4)	13,965
5,741,867	1.13%, 06/25/2034(2)(4)	303,538
3,342,621	1.45%, 05/25/2029(2)(4)	80,131
2,331,557	1.50%, 11/25/2035(4)	98,856
187,274	1.50%, 07/01/2051	139,734
3,238,164	1.50%, 09/01/2051	2,413,980
477,536	2.00%, 09/01/2040	413,117
1,815,379	2.00%, 12/01/2040	1,566,501
495,820	2.00%, 04/01/2041	427,197
169,092	2.00%, 05/01/2041	145,835
1,253	2.00%, 09/25/2041	1,184
690,025	2.00%, 10/01/2041	589,568
2,584	2.00%, 12/25/2041	2,407
440,645	2.00%, 02/01/2042	379,134
159,323	2.00%, 03/25/2044	151,521
180,845	2.00%, 05/25/2044	167,402
1,295,599	2.00%, 03/25/2050	1,095,465
540,017	2.00%, 08/25/2050	379,672
1,718,728	2.00%, 10/01/2050	1,367,494
The accompanying notes are an integral part of these financial statements.

88

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.6% - (continued)
	Mortgage-Backed Agencies - 42.6% - (continued)
	Federal National Mortgage Association - 9.7% - (continued)
$ 4,892,364	2.00%, 10/25/2050(4)	$615,587
1,455,134	2.00%, 12/01/2050	1,149,486
3,188,259	2.00%, 02/01/2051	2,513,442
4,997,338	2.00%, 03/01/2051	3,931,128
6,605,003	2.00%, 04/01/2051	5,197,601
978,513	2.00%, 05/01/2051	769,744
530,952	2.00%, 06/01/2051	417,064
2,313,625	2.00%, 07/01/2051	1,825,106
1,217,954	2.00%, 08/01/2051	970,130
1,188,358	2.00%, 09/01/2051	941,351
1,813,733	2.00%, 03/25/2052(4)	226,498
7,417,039	2.00%, 04/01/2052	5,844,848
2,973,942	2.22%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(4)	148,785
410,846	2.25%, 04/01/2033	354,653
4,411,683	2.33%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	223,978
1,033,525	2.50%, 06/25/2045	873,986
4,915	2.50%, 03/25/2046	4,541
518,264	2.50%, 04/01/2050	428,808
495,131	2.50%, 06/01/2050	410,303
3,713,862	2.50%, 07/01/2050	3,094,769
795,271	2.50%, 09/01/2050	656,358
1,251,251	2.50%, 10/01/2050	1,043,283
1,372,797	2.50%, 12/01/2050	1,134,286
313,749	2.50%, 01/01/2051	261,457
2,103,035	2.50%, 02/01/2051	1,736,435
1,400,053	2.50%, 02/25/2051(4)	231,176
2,016,999	2.50%, 04/25/2051(4)	321,035
6,292,394	2.50%, 05/01/2051	5,216,588
1,224,161	2.50%, 06/01/2051	1,006,745
646,812	2.50%, 07/01/2051	535,100
279,533	2.50%, 08/01/2051	234,134
419,601	2.50%, 09/01/2051	348,431
6,315,049	2.50%, 10/01/2051	5,255,122
6,087,737	2.50%, 11/01/2051	5,071,119
1,893,867	2.50%, 12/01/2051	1,572,053
730,872	2.50%, 01/01/2052	608,732
8,072,976	2.50%, 03/01/2052	6,609,441
419,996	2.50%, 04/01/2052	350,200
1,798,005	2.50%, 06/25/2052(4)	272,125
2,127,625	2.50%, 09/25/2052(4)	330,636
1,020,796	2.50%, 01/01/2057	838,172
254,392	3.00%, 04/25/2033(4)	13,795
101,104	3.00%, 08/01/2033	97,353
758,089	3.00%, 06/01/2038	718,847
344,207	3.00%, 11/25/2042	304,263
1,255	3.00%, 02/25/2043	1,238
852,632	3.00%, 06/01/2043	761,523
942,913	3.00%, 11/01/2044	844,621
47,640	3.00%, 01/25/2046	43,871
654,143	3.00%, 02/25/2047	599,557
5,062,987	3.00%, 08/01/2048	4,450,058
240,715	3.00%, 08/25/2049	214,466
319,129	3.00%, 02/01/2050	278,412
1,294,185	3.00%, 07/01/2050	1,129,966
1,207,654	3.00%, 08/01/2050	1,042,201
478,072	3.00%, 10/01/2050	410,005
2,708,724	3.00%, 10/25/2050(4)	483,110
2,031,170	3.00%, 12/01/2050	1,758,837
604,981	3.00%, 05/01/2051	529,899
1,075,854	3.00%, 07/01/2051	925,109
280,212	3.00%, 08/01/2051	242,993
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.6% - (continued)
	Mortgage-Backed Agencies - 42.6% - (continued)
	Federal National Mortgage Association - 9.7% - (continued)
$ 1,582,566	3.00%, 10/01/2051	$1,369,090
1,690,116	3.00%, 11/01/2051	1,456,515
908,018	3.00%, 12/01/2051	783,315
446,294	3.00%, 01/01/2052	385,105
1,386,620	3.00%, 01/25/2052(4)	214,142
514,570	3.00%, 04/01/2052	444,605
670,779	3.00%, 05/01/2052	580,652
21,347	3.00%, 06/01/2052	18,256
4,524,585	3.00%, 07/25/2052(4)	816,168
503,635	3.00%, 09/01/2052	431,282
584,974	3.50%, 07/25/2033(4)	31,371
300,607	3.50%, 08/25/2033(4)	22,037
56,431	3.50%, 04/25/2034(4)	581
693,022	3.50%, 05/01/2037	656,563
316,254	3.50%, 11/25/2039(4)	25,832
354,955	3.50%, 10/01/2041	330,178
2,265	3.50%, 05/25/2042	2,157
1,113,225	3.50%, 08/01/2043	1,024,313
17,830	3.50%, 07/25/2044	17,744
160,655	3.50%, 12/01/2045	146,200
158,151	3.50%, 01/01/2046	143,917
119,625	3.50%, 03/01/2046	109,049
574,719	3.50%, 12/01/2046	533,338
199,289	3.50%, 05/01/2047	181,071
1,557,522	3.50%, 09/01/2047	1,410,407
1,508,156	3.50%, 12/01/2047	1,354,977
165,167	3.50%, 01/01/2048	148,915
224,083	3.50%, 02/01/2048	201,924
69,033	3.50%, 06/01/2048	62,057
307,924	3.50%, 07/01/2048	279,573
67,421	3.50%, 11/01/2048	60,844
943,254	3.50%, 03/25/2049	852,937
374,385	3.50%, 04/25/2049	355,963
486,730	3.50%, 06/01/2049	444,429
313,206	3.50%, 09/01/2050	281,955
670,587	3.50%, 11/01/2051	599,664
1,010,594	3.50%, 04/01/2052	906,330
929,846	3.50%, 07/01/2052	825,475
1,433,297	3.50%, 09/01/2052	1,272,447
572,612	3.50%, 05/01/2056	493,121
450,235	3.50%, 11/25/2057	426,418
844,333	3.50%, 05/01/2058	742,172
800,041	3.50%, 12/25/2058	705,596
1,584,500	3.92%, 10/01/2030	1,538,836
401,420	4.00%, 08/01/2038	390,629
1,800	4.00%, 11/01/2040	1,714
18,779	4.00%, 02/01/2041	17,893
253,309	4.00%, 06/01/2041	240,874
3,354	4.00%, 09/01/2041	3,190
5,056	4.00%, 10/01/2041	4,826
126,686	4.00%, 01/01/2042	120,059
175,058	4.00%, 02/01/2042	165,941
43,759	4.00%, 05/01/2042	41,437
1,640	4.00%, 09/01/2042	1,553
635,604	4.00%, 01/01/2043	602,833
13,516	4.00%, 10/01/2043	12,827
1,089,693	4.00%, 12/01/2043	1,022,575
165,457	4.00%, 03/01/2046	155,714
215,223	4.00%, 09/01/2047	198,483
383,710	4.00%, 10/01/2047	357,146
198,038	4.00%, 11/01/2047	184,008
1,165,521	4.00%, 06/01/2048	1,081,431
1,555,312	4.00%, 10/01/2048	1,445,430
The accompanying notes are an integral part of these financial statements.

89

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.6% - (continued)
	Mortgage-Backed Agencies - 42.6% - (continued)
	Federal National Mortgage Association - 9.7% - (continued)
$ 614,754	4.00%, 01/01/2049	$573,815
1,281,686	4.00%, 04/01/2049	1,190,985
72,831	4.00%, 08/01/2049	68,583
459,614	4.00%, 09/01/2049	426,736
2,698,274	4.00%, 02/25/2050(4)	564,696
917,517	4.00%, 04/01/2050	854,277
1,382,488	4.00%, 06/25/2050(4)	263,613
1,153,907	4.00%, 09/25/2050(4)	214,592
1,501,590	4.00%, 11/25/2050(4)	301,361
596,598	4.00%, 08/01/2051	557,246
1,693,456	4.00%, 04/01/2052	1,547,184
665,288	4.00%, 06/01/2052	613,297
2,500,000	4.12%, 11/01/2030	2,445,098
1,105,000	4.21%, 01/01/2031	1,085,643
420,519	4.50%, 12/01/2037	415,815
329,326	4.50%, 04/01/2048	312,313
138,340	4.50%, 04/01/2049	132,052
1,951,014	4.50%, 05/25/2049(4)	343,872
617,156	4.50%, 01/01/2051	583,740
2,891,457	4.50%, 03/25/2051(4)	547,418
1,011,475	4.50%, 08/01/2052	954,363
5,029,031	4.50%, 10/01/2052	4,769,551
827,721	4.50%, 11/01/2052	783,580
1,098,959	4.50%, 03/01/2053	1,037,585
4,339,041	4.50%, 10/01/2053	4,086,638
1,013,816	4.50%, 02/01/2055	958,435
2,963,592	5.00%, 07/25/2047	2,911,949
188,276	5.00%, 06/25/2048(4)	25,326
1,405,217	5.00%, 12/25/2051	1,391,190
796,555	5.00%, 07/01/2052	775,059
5,787,232	5.00%, 09/01/2052	5,634,863
195,224	5.00%, 10/01/2052	189,271
91,412	5.00%, 11/01/2052	88,859
126,402	5.00%, 12/01/2052	122,545
176,764	5.00%, 05/01/2055	170,749
12,399,486	5.00%, 04/01/2056	11,970,842
1,231,155	5.00%, 05/01/2056	1,188,595
9,999,005	5.00%, 07/01/2056	9,653,336
8,000,000	5.00%, 08/01/2056	7,723,435
1,465,000	5.07%, 12/01/2028	1,477,757
2,007,264	5.50%, 11/25/2035	2,019,986
564,072	5.50%, 04/01/2038	570,869
1,247,019	5.50%, 11/01/2039	1,260,295
2,811,926	5.50%, 08/01/2040	2,845,869
1,365,928	5.50%, 12/01/2040	1,382,214
197,150	5.50%, 04/25/2044(4)	25,318
1,253,922	5.50%, 06/25/2051	1,251,754
1,346,723	5.50%, 12/25/2051	1,351,295
1,023,343	5.50%, 02/25/2052	1,024,776
1,194,247	5.50%, 03/25/2052	1,195,970
1,136,677	5.50%, 04/25/2052	1,147,463
554,622	5.50%, 10/01/2052	553,450
1,070,873	5.50%, 11/01/2052	1,068,976
2,006,968	5.50%, 12/01/2052	2,004,682
1,088,517	5.50%, 06/01/2053	1,086,620
1,243,621	5.50%, 07/01/2053	1,239,493
128,670	5.50%, 03/01/2054	127,728
414,253	6.00%, 04/01/2044	421,231
1,163,671	6.00%, 08/25/2044	1,173,745
222,595	6.00%, 01/01/2053	227,352
573,352	6.00%, 05/01/2053	586,447
252,744	6.00%, 11/01/2053	256,710
205,140	6.00%, 01/01/2054	207,814
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.6% - (continued)
	Mortgage-Backed Agencies - 42.6% - (continued)
	Federal National Mortgage Association - 9.7% - (continued)
$ 607,132	6.00%, 02/01/2054	$614,393
662,944	6.00%, 03/01/2054	674,816
990,912	6.00%, 05/01/2054	1,003,949
822,390	6.00%, 06/01/2054	833,025
938,033	6.00%, 09/01/2054	953,856
		213,039,133
	Government National Mortgage Association - 6.1%
85,495	2.00%, 06/16/2042	78,644
1,052,087	2.00%, 10/20/2050	844,119
3,065,385	2.00%, 12/20/2050	2,459,427
205,962	2.00%, 12/20/2051	165,258
4,970,140	2.00%, 02/20/2052	3,987,388
567,949	2.00%, 03/20/2052	455,647
572,568	2.00%, 10/20/2052	459,930
10,075,000	2.00%, 08/01/2056(13)	8,064,723
11,672	2.50%, 05/20/2040	11,554
1,393,859	2.50%, 10/20/2049	1,223,009
1,088,397	2.50%, 11/20/2049	915,397
863,517	2.50%, 03/20/2051	721,459
6,530,938	2.50%, 04/20/2051	5,456,504
1,908,727	2.50%, 07/20/2051	1,594,689
759,501	2.50%, 09/20/2051	634,537
2,548,287	2.50%, 10/20/2051	2,129,003
11,312,412	2.50%, 02/20/2052	9,451,002
554,474	3.00%, 02/20/2047	470,043
407,483	3.00%, 05/20/2049	371,080
157,008	3.00%, 03/20/2050	136,411
2,157,622	3.00%, 07/20/2050(4)	276,454
351,921	3.00%, 11/20/2050	306,171
3,216,665	3.00%, 04/20/2051	2,794,497
4,780,422	3.00%, 06/20/2051	4,152,983
3,082,771	3.00%, 07/20/2051(4)	474,034
1,860,273	3.00%, 08/20/2051	1,616,096
1,175,555	3.00%, 09/20/2051	1,021,254
365,832	3.00%, 10/20/2051	317,813
2,529,234	3.00%, 12/20/2051	2,197,231
579,473	3.00%, 04/20/2052	503,403
149,856	3.50%, 11/20/2042	131,914
597,420	3.50%, 03/20/2044	538,940
83,491	3.50%, 07/20/2046	74,644
89,432	3.50%, 10/20/2046	80,461
389,296	3.50%, 02/20/2047	350,174
103,492	3.50%, 05/20/2047	93,059
105,998	3.50%, 07/20/2047	95,247
77,778	3.50%, 11/20/2047	70,102
94,566	3.50%, 03/20/2048	84,837
451,341	3.50%, 02/20/2049	404,857
1,033,932	3.50%, 06/20/2049	928,460
2,532,462	3.50%, 11/20/2049	2,268,181
270,803	3.50%, 12/20/2049	241,556
163,800	3.50%, 01/20/2050	146,712
623,571	3.50%, 06/20/2050	559,159
2,512,828	3.50%, 02/20/2051	2,245,081
934,262	3.50%, 11/20/2052	806,624
1,430,503	3.50%, 01/20/2053	1,274,200
225,753	3.88%, 08/15/2042	209,162
793,666	4.00%, 09/16/2042(4)	159,317
212,552	4.00%, 09/20/2042(4)	24,481
167,661	4.00%, 12/20/2044(4)	30,229
362,316	4.00%, 08/20/2045	337,531
488,602	4.00%, 09/20/2047	451,654
2,073,842	4.00%, 11/20/2047	1,916,592
312,136	4.00%, 12/20/2047	288,436
The accompanying notes are an integral part of these financial statements.

90

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 42.6% - (continued)
	Mortgage-Backed Agencies - 42.6% - (continued)
	Government National Mortgage Association - 6.1% - (continued)
$ 792,562	4.00%, 02/20/2048	$732,299
13,481	4.00%, 04/20/2048	12,452
709,010	4.00%, 07/20/2048	654,748
2,386,707	4.00%, 08/20/2052	2,182,710
10,200,000	4.00%, 08/01/2056(13)	9,226,050
690,509	4.50%, 02/20/2040	668,780
619,270	4.50%, 05/20/2041	598,884
506,309	4.50%, 06/16/2043(4)	89,912
254,102	4.50%, 05/20/2045(4)	52,078
2,510,589	4.50%, 08/20/2045(4)	451,785
384,036	4.50%, 12/16/2046(4)	50,870
269,396	4.50%, 05/20/2048(4)	38,058
175,641	4.50%, 06/20/2048(4)	32,290
130,236	4.50%, 05/20/2052	123,242
543,286	4.50%, 08/20/2052	513,790
498,546	4.50%, 09/20/2052	472,539
2,268,500	4.50%, 10/20/2052	2,150,449
2,006,137	4.50%, 11/20/2052	1,896,036
4,784,892	4.50%, 11/20/2054	4,499,128
4,726,619	4.50%, 12/20/2054	4,436,970
488,838	5.00%, 05/20/2040	485,784
389,372	5.00%, 06/20/2040	388,126
153,055	5.00%, 07/20/2040	152,189
216,147	5.00%, 12/20/2043(4)	38,326
930,668	5.00%, 07/16/2044(4)	143,053
166,114	5.00%, 11/16/2046(4)	24,505
173,127	5.00%, 06/16/2047(4)	29,025
1,956,005	5.00%, 10/20/2047(4)	380,585
240,910	5.00%, 11/16/2047(4)	43,607
636,557	5.00%, 11/20/2049	626,708
13,287,500	5.00%, 08/01/2056(13)	12,855,286
158,981	5.50%, 02/20/2044(4)	4,538
127,904	5.50%, 09/15/2045	131,076
186,854	5.50%, 09/20/2045(4)	34,207
3,645,000	5.50%, 08/01/2056(13)	3,620,887
19,854,000	6.00%, 08/01/2056(13)	20,177,803
		135,120,145
	Uniform Mortgage-Backed Security - 15.7%
23,437,000	2.00%, 08/01/2056(13)	18,251,564
7,605,000	2.50%, 08/01/2056(13)	6,199,180
5,785,000	3.00%, 08/01/2056(13)	4,931,033
10,222,000	3.50%, 08/01/2056(13)	9,066,834
2,770,000	4.00%, 08/01/2041(13)	2,653,023
19,884,000	4.00%, 08/01/2056(13)	18,150,054
11,330,000	4.50%, 08/01/2041(13)	11,066,873
20,988,000	4.50%, 08/01/2056(13)	19,706,219
4,215,000	5.00%, 08/01/2041(13)	4,194,234
35,190,000	5.50%, 08/01/2041(13)	35,549,817
77,725,000	5.50%, 08/01/2056(13)	76,917,067
59,528,000	6.00%, 08/01/2056(13)	60,183,506
77,680,000	6.50%, 09/01/2056(13)	79,949,689
		346,819,093
	Total U.S. Government Agencies (cost $963,936,345)	$940,301,953
U.S. GOVERNMENT SECURITIES - 30.7%
	U.S. Treasury Securities - 30.7%
	U.S. Treasury Bonds - 11.5%
1,400,000	1.13%, 08/15/2040	$844,977
15,840,000	1.25%, 05/15/2050	7,121,813
19,520,000	1.63%, 11/15/2050	9,657,062
31,030,000	1.75%, 08/15/2041	19,992,532
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 30.7% - (continued)
	U.S. Treasury Securities - 30.7% - (continued)
	U.S. Treasury Bonds - 11.5% - (continued)
$ 15,800,000	2.00%, 11/15/2041	$10,513,172
16,400,000	2.25%, 05/15/2041	11,515,234
20,955,000	2.38%, 05/15/2051	12,435,483
13,535,000	2.75%, 11/15/2042	9,880,550
56,000	2.88%, 05/15/2052	36,789
24,985,000	3.00%, 02/15/2048	17,544,155
23,885,000	3.00%, 08/15/2052(14)	16,081,323
13,195,000	3.13%, 05/15/2048	9,452,980
28,525,000	3.38%, 08/15/2042	22,885,741
55,565,000	3.38%, 11/15/2048(15)	41,439,335
8,720,000	3.63%, 08/15/2043	7,134,391
3,245,000	3.63%, 02/15/2044	2,638,971
14,440,000	3.63%, 05/15/2053	10,971,016
2,025,000	4.25%, 05/15/2039	1,900,811
1,125,000	4.38%, 05/15/2040	1,055,391
3,720,000	4.50%, 08/15/2039	3,563,062
2,425,000	4.63%, 11/15/2044	2,244,830
3,415,000	4.63%, 11/15/2045	3,148,203
18,245,000	4.75%, 02/15/2056(16)	16,859,520
16,700,000	5.00%, 05/15/2045	16,178,777
		255,096,118
	U.S. Treasury Inflation-Indexed Bonds - 0.8%
24,266,022	0.75%, 02/15/2042(17)	17,804,378
	U.S. Treasury Inflation-Indexed Notes - 2.2%
50,263,332	1.25%, 04/15/2031(17)	48,255,534
	U.S. Treasury Notes - 16.2%
37,580,000	1.38%, 11/15/2031(18)	32,158,791
10,740,000	2.75%, 08/15/2032	9,746,550
5,100,000	3.50%, 02/28/2031	4,909,547
15,750,000	3.63%, 08/31/2029	15,426,387
8,915,000	3.63%, 12/31/2030	8,635,710
16,730,000	3.75%, 05/31/2030	16,357,496
67,950,000	3.75%, 06/30/2030	66,394,582
6,990,000	3.88%, 03/31/2031	6,830,541
12,095,000	4.00%, 01/31/2029	12,003,343
23,045,000	4.00%, 01/31/2033	22,351,850
56,910,000	4.00%, 02/15/2034	54,740,306
59,585,000	4.00%, 11/15/2035(15)	56,484,718
7,727,000	4.13%, 02/15/2036	7,384,114
20,726,000	4.25%, 05/15/2035	20,096,933
24,625,000	4.38%, 01/31/2032	24,513,418
		358,034,286
	Total U.S. Government Securities (cost $724,380,040)	$679,190,316
PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
1,252	Oracle Corp. Series D, 6.50%(8)	$52,434
	Utilities - 0.0%
4,010	PG&E Corp. Series A, 6.00%	170,064
	Total Preferred Stocks (cost $241,512)	$222,498
	Total Long-Term Investments (cost $2,676,153,201)	$2,588,061,611
The accompanying notes are an integral part of these financial statements.

91

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.1%
$ 2,533,540	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2026 at 3.64%, due on 08/03/2026 with a maturity value of $2,534,309; collateralized by U.S. Treasury Note at 3.88%, maturing 04/15/2029, with a market value of $2,584,228		$2,533,540
	Securities Lending Collateral - 0.2%
4,694,672	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(19)		4,694,672
	Total Short-Term Investments (cost $7,228,212)		$7,228,212
	Total Investments (cost $2,683,381,413)	117.5%	$2,595,289,823
	Other Assets and Liabilities	(17.5)%	(386,667,472)
	Net Assets	100.0%	$2,208,622,351
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At July 31, 2026, the aggregate value of these securities was
$622,955,243, representing 28.2% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the aggregate value of these securities was $57,117,386, representing 2.6% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	The rate shown represents current yield to maturity.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2026.

(12)	Security disclosed is principal-only strips.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2026, the market value of securities pledged was $3,965,627.
(15)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of July 31, 2026, the market value of securities pledged was $1,458,786.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC derivatives. As of July 31, 2026, the market value of securities pledged was $394,575.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2026, the market value of securities pledged was $14,804,340.
(19)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

92

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Futures Contracts Outstanding at July 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	197	09/15/2026	$14,960,033	$(5,970)
Euro-BTP Italian Bond Future	112	09/08/2026	14,976,287	706
Euro-BUND Future	27	09/08/2026	3,863,223	(38,720)
U.S. Treasury 2-Year Note Future	215	09/30/2026	44,206,016	6,542
U.S. Treasury 5-Year Note Future	362	09/30/2026	38,363,516	(229,392)
U.S. Treasury 10-Year Note Future	416	09/21/2026	44,928,000	(270,102)
U.S. Treasury 10-Year Ultra Future	702	09/21/2026	77,011,594	(864,522)
U.S. Treasury Long Bond Future	39	09/21/2026	4,224,187	(165,821)
U.S. Treasury Ultra Bond Future	2	09/21/2026	219,375	(2,281)
Total				$(1,569,560)
Short position contracts:
Euro BUXL 30-Year Bond Future	(62)	09/08/2026	$(7,548,571)	$86,680
Long Gilt Future	(22)	09/28/2026	(2,560,666)	63,324
Total				$150,004
Total futures contracts				$(1,419,556)

TBA Sale Commitments Outstanding at July 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$3,638,000	08/20/2056	$(3,035,985)	$33,294
Government National Mortgage Association, 3.00%	825,000	08/20/2056	(715,204)	9,363
Government National Mortgage Association, 3.50%	400,000	08/20/2056	(350,085)	5,353
Government National Mortgage Association, 4.00%	8,400,000	08/20/2056	(7,597,923)	97,264
Government National Mortgage Association, 4.50%	34,575,000	08/20/2056	(32,401,842)	571,213
Government National Mortgage Association, 5.50%	12,995,000	08/20/2056	(12,909,034)	22,240
Uniform Mortgage-Backed Security, 2.50%	16,000,000	08/13/2056	(13,042,324)	280,214
Uniform Mortgage-Backed Security, 2.50%	8,390,000	09/14/2056	(6,836,119)	41,714
Uniform Mortgage-Backed Security, 5.00%	85,500,000	08/13/2056	(82,504,589)	1,161,439
Total TBA sale commitments (proceeds receivable $161,615,199)			$(159,393,105)	$2,222,094
At July 31, 2026, the aggregate market value of TBA Sale Commitments represents (7.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX.SEN.FIN.S45.V1	EUR	585,000	(1.00%)	06/20/2031	Quarterly	$—	$(13,507)	$(14,227)	$(720)
Sell protection:
CDX.NA.HY.S46.V1	USD	46,703,250	5.00%	06/20/2031	Quarterly	$3,456,919	$—	$3,770,469	$313,550
CDX.NA.IG.S46.V1	USD	67,448,000	1.00%	06/20/2031	Quarterly	1,366,354	—	1,465,847	99,493
ITRAXX-EUR.S45.V1	EUR	885,260	1.00%	06/20/2031	Quarterly	15,405	—	22,424	7,019
Total						$4,838,678	$—	$5,258,740	$420,062
The accompanying notes are an integral part of these financial statements.

93

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2026 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Alphabet, Inc. (AA+ )	USD	5,440,000	1.00%	06/20/2031	Quarterly	$128,222	$—	$104,455	$(23,767)
Amazon.com, Inc. (AA)	USD	5,445,000	1.00%	06/20/2031	Quarterly	123,463	—	105,140	(18,323)
Broadcom, Inc. (A-)	USD	5,440,000	1.00%	06/20/2031	Quarterly	113,505	—	15,495	(98,010)
CCO Holdings Capital Corp (BB+)	USD	1,355,000	5.00%	06/20/2031	Quarterly	109,244	—	83,054	(26,190)
Lincoln National Corp. (BBB+)	USD	175,000	1.00%	06/20/2031	Quarterly	—	(2,604)	(2,127)	477
Meta Platforms, Inc. (AA-)	USD	5,190,000	1.00%	06/20/2031	Quarterly	68,942	—	27,968	(40,974)
Oracle Corp. (BBB-)	USD	6,085,000	1.00%	12/20/2030	Quarterly	—	(60,685)	(197,713)	(137,028)
Oracle Corp. (BBB-)	USD	535,000	1.00%	06/20/2031	Quarterly	—	(21,442)	(21,780)	(338)
Paramount Global (BB+)	USD	6,150,000	1.00%	06/20/2031	Quarterly	—	(506,739)	(469,290)	37,449
Total						$543,376	$(591,470)	$(354,798)	$(306,704)
Total centrally cleared credit default swap contracts						$5,382,054	$(604,977)	$4,889,715	$112,638

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 mo. USD SOFR	USD	11,075,000	05/31/2029	Annual	$—	$—	$128,847	$128,847
3.38% Fixed	12 mo. USD SOFR	USD	3,775,000	05/31/2030	Annual	—	—	104,578	104,578
3.60% Fixed	12 mo. USD SOFR	USD	8,675,000	11/15/2032	Annual	—	—	292,563	292,563
4.16% Fixed	12 mo. USD SOFR	USD	21,490,000	03/19/2045	Annual	—	(105,707)	1,017,027	1,122,734
2.97% Fixed	12 mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,787	—	1,276,320	1,273,533
3.25% Fixed	12 mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(33,428)	752,342	785,770
3.59% Fixed	12 mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	34,551	—	1,223,512	1,188,961
3.75% Fixed	12 mo. USD SOFR	USD	3,325,000	12/18/2054	Annual	4,651	—	412,852	408,201
Total centrally cleared interest rate swaps contracts						$41,989	$(139,135)	$5,208,041	$5,305,187

Foreign Currency Contracts Outstanding at July 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
27,061,000	EUR	30,831,014	USD	DEUT	08/28/2026	$339,733
1,016,000	EUR	1,160,749	USD	MSC	08/28/2026	9,551
670,000	EUR	773,193	USD	BNP	08/28/2026	(1,441)
331,006	USD	287,000	EUR	BCLY	08/28/2026	420
110,398	USD	96,000	EUR	UBS	08/28/2026	(181)
77,401	USD	68,000	EUR	MSC	08/28/2026	(926)
93,189,164	USD	81,794,000	EUR	DEUT	08/28/2026	(1,026,870)
233,600	USD	175,000	GBP	BOA	08/28/2026	(1,900)
5,281,466	USD	3,970,000	GBP	BCLY	08/28/2026	(61,020)
Total foreign currency contracts						$(742,634)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

94

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2026

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$502,791,452	$—	$502,791,452	$—
Convertible Bonds	2,702,077	—	2,702,077	—
Corporate Bonds	390,889,986	—	390,889,986	—
Foreign Government Obligations	47,814,043	—	47,814,043	—
Municipal Bonds	867,637	—	867,637	—
Senior Floating Rate Interests	23,281,649	—	23,281,649	—
U.S. Government Agencies	940,301,953	—	940,301,953	—
U.S. Government Securities	679,190,316	—	679,190,316	—
Preferred Stocks	222,498	222,498	—	—
Short-Term Investments	7,228,212	4,694,672	2,533,540	—
Foreign Currency Contracts(2)	349,704	—	349,704	—
Futures Contracts(2)	157,252	157,252	—	—
Swaps - Credit Default(2)	457,988	—	457,988	—
Swaps - Interest Rate(2)	5,305,187	—	5,305,187	—
Total	$2,601,559,954	$5,074,422	$2,596,485,532	$—
Liabilities
Foreign Currency Contracts(2)	$(1,092,338)	$—	$(1,092,338)	$—
Futures Contracts(2)	(1,576,808)	(1,576,808)	—	—
Swaps - Credit Default(2)	(345,350)	—	(345,350)	—
TBA Sale Commitments	(159,393,105)	—	(159,393,105)	—
Total	$(162,407,601)	$(1,576,808)	$(160,830,793)	$—

(1)	For the year ended July 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

95

Hartford Active ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNH	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX.SEN.FIN	Markit iTraxx Senior Financials
ITRAXX-EUR	Markit iTraxx - Europe
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPIBR	Consumer price index Brazil
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
MIBOR	Mumbai Inter-Bank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PLTRCI	Polish Short-Term Rate - Compound Index
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
TBA	To Be Announced
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TLREF	Turkish Lira Overnight Reference Rate
WIBOR	Warsaw Interbank Offered Rate

96

Hartford Active ETFs
 Statements of Assets and Liabilities
July 31, 2026

	Hartford AAA CLO ETF	Hartford Alpha Capture Value ETF	Hartford Core Bond ETF	Hartford Dynamic Bond ETF	Hartford Large Cap Growth ETF
Assets:
Investments in securities, at market value(1)	$107,442,266	$180,064,269	$463,767,484	$62,080,478	$199,018,793
Repurchase agreements	588,456	—	258,375	127,188	460,727
Cash	2,963,410	960,607	1,761,678	916,081	1,817,160
Foreign currency	—	—	156	128	—
Unrealized appreciation on OTC swap contracts	—	—	—	1,041	—
Receivables:
From affiliates	—	—	—	7,025	—
Investment securities sold	—	—	78,202,429	1,375,421	1,999,598
Dividends and interest	216,506	94,152	3,226,324	534,984	4,326
Securities lending income	—	329	247	153	730
Variation margin on futures contracts	—	—	29,175	—	—
Variation margin on centrally cleared swap contracts	—	—	137,212	26,760	—
Tax reclaims	—	69,799	—	—	—
OTC swap contracts premiums paid	—	—	—	7,680	—
Total assets	111,210,638	181,189,156	547,383,080	65,076,939	203,301,334
Liabilities:
Obligation to return securities lending collateral	—	843,300	475,160	604,118	1,011,037
TBA sale commitments, at market value	—	—	20,165,602	—	—
Payables:
Investment securities purchased	—	—	126,620,708	2,182,110	1,355,176
Investment management fees	21,472	69,945	98,915	28,667	103,028
Accounting services fees	—	—	—	3,982	—
Board of Trustees' fees	—	—	—	109	—
Variation margin on futures contracts	—	—	—	15,141	—
Distributions payable	431,672	—	1,463,375	218,483	—
Accrued expenses	—	—	—	51,387	—
Total liabilities	453,144	913,245	148,823,760	3,103,997	2,469,241
Net assets	$110,757,494	$180,275,911	$398,559,320	$61,972,942	$200,832,093
Summary of Net Assets:
Paid-in-capital	$112,805,606	$163,686,818	$447,189,325	$63,612,295	$184,807,104
Distributable earnings (loss)	(2,048,112)	16,589,093	(48,630,005)	(1,639,353)	16,024,989
Net assets	110,757,494	180,275,911	398,559,320	61,972,942	200,832,093
Net asset value per share	38.86	31.86	34.36	38.73	27.99
Shares issued and outstanding	2,850,000	5,659,257	11,600,000	1,600,000	7,175,000
Cost of investments	$108,096,746	$166,119,877	$483,527,955	$62,738,629	$159,555,547
Cost of foreign currency	$—	$—	$151	$129	$—
Proceeds of TBA sale commitments	$—	$—	$20,326,279	$—	$—
(1) Includes Investment in securities on loan, at market value	$—	$825,373	$459,908	$699,275	$992,778
The accompanying notes are an integral part of these financial statements.

97

Hartford Active ETFs
 Statements of Assets and Liabilities – (continued)
July 31, 2026

	Hartford Municipal Opportunities ETF	Hartford Schroders Tax-Aware Bond ETF	Hartford Strategic Income ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$757,017,563	$285,134,448	$1,209,693,843	$2,592,756,283
Repurchase agreements	6,042,107	—	6,892,466	2,533,540
Cash	23,870,244	10,188,489	43,870,784	19,156,144
Foreign currency	—	—	9,039,021	5,397,729
Unrealized appreciation on OTC swap contracts	—	—	351,981	—
Unrealized appreciation on foreign currency contracts	—	—	495,460	349,704
Receivables:
Investment securities sold	368,708	—	142,201,350	369,514,612
Dividends and interest	6,996,257	2,865,412	11,403,687	17,124,718
Securities lending income	—	—	16,664	4,038
Variation margin on centrally cleared swap contracts	—	—	178,063	995,403
Tax reclaims	—	—	2,294	1,505
OTC swap contracts premiums paid	—	—	5,979	—
Total assets	794,294,879	298,188,349	1,424,151,592	3,007,833,676
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	1,133,428	1,092,338
Obligation to return securities lending collateral	—	—	11,887,990	4,694,672
Unrealized depreciation on OTC swap contracts	—	—	12,064	—
Cash collateral due to broker on swap contracts	—	—	410,000	—
TBA sale commitments, at market value	—	—	92,512,515	159,393,105
Unfunded loan commitments	—	—	1,245,456	—
Payables:
Investment securities purchased	7,282,877	8,960,881	238,811,803	623,904,474
Investment management fees	192,690	97,644	403,312	548,628
Variation margin on futures contracts	—	—	826,427	800,922
Foreign taxes	—	—	848	—
Distributions payable	2,331,047	923,447	4,723,104	8,777,186
Written options	—	—	84,775	—
Total liabilities	9,806,614	9,981,972	352,051,722	799,211,325
Net assets	$784,488,265	$288,206,377	$1,072,099,870	$2,208,622,351
Summary of Net Assets:
Paid-in-capital	$801,766,107	$307,679,680	$1,097,696,558	$2,421,380,575
Distributable earnings (loss)	(17,277,842)	(19,473,303)	(25,596,688)	(212,758,224)
Net assets	784,488,265	288,206,377	1,072,099,870	2,208,622,351
Net asset value per share	38.46	18.84	34.64	33.11
Shares issued and outstanding	20,400,000	15,300,000	30,950,000	66,700,000
Cost of investments	$771,192,953	$290,355,211	$1,228,701,675	$2,683,381,413
Cost of foreign currency	$—	$—	$9,039,069	$5,397,729
Proceeds of TBA sale commitments	$—	$—	$93,524,856	$161,615,199
Written option contracts premiums received	$—	$—	$76,973	$—
(1) Includes Investment in securities on loan, at market value	$—	$—	$13,712,017	$6,275,662
The accompanying notes are an integral part of these financial statements.

98

Hartford Active ETFs
 Statements of Operations
For the Year Ended July 31, 2026

	Hartford AAA CLO ETF	Hartford Alpha Capture Value ETF	Hartford Core Bond ETF	Hartford Dynamic Bond ETF(1)	Hartford Large Cap Growth ETF
Investment Income:
Dividends	$—	$3,860,380	$—	$—	$598,788
Interest	5,610,456	78,402	15,858,405	1,903,349	72,411
Securities lending — net	—	25,671	4,075	2,265	1,586
Less: Foreign tax withheld	—	(34,081)	—	—	(755)
Total investment income, net	5,610,456	3,930,372	15,862,480	1,905,614	672,030
Expenses:
Investment management fees	254,038	811,471	1,027,920	229,035	1,071,403
Custodian fees	—	—	—	16,325	—
Accounting services fees	—	—	—	11,710	—
Board of Trustees' fees	—	—	—	828	—
Chief Compliance Officer fees	—	—	—	85	—
Professional fees	—	—	—	37,598	—
Basket creation fees	—	—	—	13,750	—
Other expenses	—	—	—	9,353	—
Total expenses (before waivers and fees paid indirectly)	254,038	811,471	1,027,920	318,684	1,071,403
Expense waivers	—	—	—	(68,827)	—
Commission recapture	—	(451)	—	—	(290)
Total waivers and fees paid indirectly	—	(451)	—	(68,827)	(290)
Total expenses	254,038	811,020	1,027,920	249,857	1,071,113
Net Investment Income (Loss)	5,356,418	3,119,352	14,834,560	1,655,757	(399,083)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	11,526	56,977,792 (2)	(1,877,012)(2)	(1,193,878)	21,246,950 (2)
Purchased options contracts	—	—	(168,903)	—	—
Futures contracts	—	—	(604,158)	(27,304)	—
Swap contracts	—	—	154,028	105,709	—
Other foreign currency transactions	—	1,165	—	—	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	11,526	56,978,957	(2,496,045)	(1,115,473)	21,246,950
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(80,978)	(12,397,327)	(4,300,976)	(530,963)	(6,809,132)
Futures contracts	—	—	107,430	(9,652)	—
Swap contracts	—	—	191,072	22,103	—
Translation of other assets and liabilities in foreign currencies	—	—	(1)	(1)	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(80,978)	(12,397,327)	(4,002,475)	(518,513)	(6,809,132)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(69,452)	44,581,630	(6,498,520)	(1,633,986)	14,437,818
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,286,966	$47,700,982	$8,336,040	$21,771	$14,038,735

(1)	Commenced operations on September 23, 2025.
(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

99

Hartford Active ETFs
 Statements of Operations – (continued)
For the Year Ended July 31, 2026

	Hartford Municipal Opportunities ETF	Hartford Schroders Tax-Aware Bond ETF	Hartford Strategic Income ETF	Hartford Total Return Bond ETF
Investment Income:
Dividends	$—	$—	$655,690	$1,305
Interest	25,953,545	13,409,600	31,762,900	102,585,592
Securities lending — net	—	—	336,154	79,890
Less: Foreign tax withheld	—	—	(33,708)	—
Total investment income, net	25,953,545	13,409,600	32,721,036	102,666,787
Expenses:
Investment management fees	1,972,452	1,261,819	2,587,946	6,287,749
Total expenses	1,972,452	1,261,819	2,587,946	6,287,749
Net Investment Income (Loss)	23,981,093	12,147,781	30,133,090	96,379,038
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,294,628	(6,778,959)	(1,346,498)	(22,747,030)(1)
Less: Foreign taxes paid on realized capital gains	—	—	(3,801)	—
Purchased options contracts	—	—	5,360	(1,278,561)
Futures contracts	—	(329,101)	(4,651,747)	(4,835,961)
Written options contracts	—	—	1,290,201	—
Swap contracts	—	—	(809,916)	1,944,132
Foreign currency contracts	—	—	1,829,141	2,620,298
Other foreign currency transactions	—	—	244,219	(66,613)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,294,628	(7,108,060)	(3,443,041)	(24,363,735)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	1,334,508	15,934,240	(11,874,685)	(11,907,738)
Purchased options contracts	—	—	(34,951)	6,066
Futures contracts	—	127,731	(2,413,152)	(1,515,625)
Written options contracts	—	—	(7,802)	—
Swap contracts	—	—	199,110	2,545,361
Foreign currency contracts	—	—	(1,098,255)	(742,975)
Translation of other assets and liabilities in foreign currencies	—	—	5,289	1,101
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,334,508	16,061,971	(15,224,446)	(11,613,810)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	2,629,136	8,953,911	(18,667,487)	(35,977,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,610,229	$21,101,692	$11,465,603	$60,401,493
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$(406)	$—

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

100

Hartford Active ETFs
 Statements of Changes in Net Assets

	Hartford AAA CLO ETF		Hartford Alpha Capture Value ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$5,356,418	$5,631,843	$3,119,352	$3,864,539
Net realized gain (loss) on investments and foreign currency transactions	11,526	(103,083)	56,978,957	17,688,867
Net changes in unrealized appreciation (depreciation) of investments	(80,978)	(48,765)	(12,397,327)	(17,276,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,286,966	5,479,995	47,700,982	4,277,088
Distributions to Shareholders	(5,362,574)	(5,825,455)	(3,675,004)	(6,565,269)
Capital Share Transactions:
Sold	21,430,241	31,200,990	140,344,541	58,650,579
Redeemed	(19,464,936)	(5,834,990)	(176,715,150)	(61,484,904)
Other Capital	25,807	22,123	—	—
Net increase (decrease) from capital share transactions	1,991,112	25,388,123	(36,370,609)	(2,834,325)
Net Increase (Decrease) in Net Assets	1,915,504	25,042,663	7,655,369	(5,122,506)
Net Assets:
Beginning of period	108,841,990	83,799,327	172,620,542	177,743,048
End of period	$110,757,494	$108,841,990	$180,275,911	$172,620,542
The accompanying notes are an integral part of these financial statements.

101

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Core Bond ETF		Hartford Dynamic Bond ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2026(1)
Operations:
Net investment income (loss)	$14,834,560	$12,076,178	$1,655,757
Net realized gain (loss) on investments and other financial instruments	(2,496,045)	(1,983,808)	(1,115,473)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(4,002,475)	418,488	(518,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,336,040	10,510,858	21,771
Distributions to Shareholders	(14,934,853)	(12,483,704)	(1,661,124)
Capital Share Transactions:
Sold	80,854,481	89,084,286	63,609,832
Redeemed	(12,420,169)	(19,204,439)	(40)
Other Capital	6,508	38,346	2,503
Net increase (decrease) from capital share transactions	68,440,820	69,918,193	63,612,295
Net Increase (Decrease) in Net Assets	61,842,007	67,945,347	61,972,942
Net Assets:
Beginning of period	336,717,313	268,771,966	—
End of period	$398,559,320	$336,717,313	$61,972,942

(1)	Commenced operations on September 23, 2025.
The accompanying notes are an integral part of these financial statements.

102

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Large Cap Growth ETF		Hartford Municipal Opportunities ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$(399,083)	$(242,431)	$23,981,093	$17,142,854
Net realized gain (loss) on investments	21,246,950	25,913,365	1,294,628	(3,473,512)
Net changes in unrealized appreciation (depreciation) of investments	(6,809,132)	8,703,730	1,334,508	(6,612,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,038,735	34,374,664	26,610,229	7,057,184
Distributions to Shareholders	—	—	(24,108,431)	(17,506,927)
Capital Share Transactions:
Sold	90,967,839	62,937,233	226,508,834	169,331,279
Redeemed	(64,379,512)	(61,987,709)	(29,862,963)	(12,558,984)
Other Capital	433	338	153,823	119,686
Net increase (decrease) from capital share transactions	26,588,760	949,862	196,799,694	156,891,981
Net Increase (Decrease) in Net Assets	40,627,495	35,324,526	199,301,492	146,442,238
Net Assets:
Beginning of period	160,204,598	124,880,072	585,186,773	438,744,535
End of period	$200,832,093	$160,204,598	$784,488,265	$585,186,773
The accompanying notes are an integral part of these financial statements.

103

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond ETF		Hartford Strategic Income ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$12,147,781	$15,787,710	$30,133,090	$5,451,825
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(7,108,060)	1,818,229	(3,443,041)	(1,525,281)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	16,061,971	(25,722,246)	(15,224,446)	3,055,071
Net Increase (Decrease) in Net Assets Resulting from Operations	21,101,692	(8,116,307)	11,465,603	6,981,615
Distributions to Shareholders	(12,178,813)	(15,989,953)	(31,149,929)	(6,033,274)
Capital Share Transactions:
Sold	13,385,518	136,109,047	926,301,106	111,059,369
Redeemed	(122,432,662)	(82,687,630)	—	(3,368,622)
Other Capital	159,584	205,608	35,205	47,845
Net increase (decrease) from capital share transactions	(108,887,560)	53,627,025	926,336,311	107,738,592
Net Increase (Decrease) in Net Assets	(99,964,681)	29,520,765	906,651,985	108,686,933
Net Assets:
Beginning of period	388,171,058	358,650,293	165,447,885	56,760,952
End of period	$288,206,377	$388,171,058	$1,072,099,870	$165,447,885
The accompanying notes are an integral part of these financial statements.

104

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$96,379,038	$87,464,122
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(24,363,735)	(11,715,563)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(11,613,810)	(12,588,903)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,401,493	63,159,656
Distributions to Shareholders	(100,249,658)	(87,837,699)
Capital Share Transactions:
Sold	679,718,517	526,419,944
Redeemed	(424,729,318)	(193,721,995)
Other Capital	20,876	189,807
Net increase (decrease) from capital share transactions	255,010,075	332,887,756
Net Increase (Decrease) in Net Assets	215,161,910	308,209,713
Net Assets:
Beginning of period	1,993,460,441	1,685,250,728
End of period	$2,208,622,351	$1,993,460,441
The accompanying notes are an integral part of these financial statements.

105

Hartford Active ETFs
Financial Highlights

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(5)
Hartford AAA CLO ETF
For the Year Ended July 31, 2026
$38.87	$1.97	$(0.03)	$1.94	$0.01	$(1.96)	$—	$(1.96)	$38.86	5.14%	$110,757	0.24%	0.24%	5.06%	51%
For the Year Ended July 31, 2025
$38.98	$2.27	$(0.05)	$2.22	$0.01	$(2.34)	$—	$(2.34)	$38.87	5.90%	$108,842	0.24%	0.24%	5.84%	51%
For the Year Ended July 31, 2024
$38.12	$2.23	$0.70	$2.93	$0.02	$(2.09)	$—	$(2.09)	$38.98	7.90%	$83,799	0.26%	0.26%	5.76%	171%
For the Year Ended July 31, 2023
$38.50	$1.31	$(0.34)	$0.97	$0.01	$(1.36)	$—	$(1.36)	$38.12	2.63%	$45,748	0.29%	0.29%	3.43%	14%
For the Year Ended July 31, 2022
$41.03	$0.77	$(2.41)	$(1.64)	$0.01	$(0.85)	$(0.05)	$(0.90)	$38.50	(4.01)%	$82,775	0.29%	0.29%	1.92%	41%(6)
Hartford Alpha Capture Value ETF (formerly, Hartford Quality Value ETF)
For the Year Ended July 31, 2026
$24.98	$0.48	$6.94	$7.42	$—	$(0.54)	$—	$(0.54)	$31.86	30.04%	$180,276	0.45%	0.45%	1.73%	118%
For the Year Ended July 31, 2025
$25.36	$0.56	$0.02	$0.58	$—	$(0.53)	$(0.43)	$(0.96)	$24.98	2.34%	$172,621	0.45%	0.45%	2.20%	31%
For the Period Ended July 31, 2024(7)
$21.12	$0.45	$4.45	$4.90	$—	$(0.62)	$(0.04)	$(0.66)	$25.36	23.55%(8)	$177,743	0.45%(9)	0.45%(9)	2.56%(9)	51%
For the Year Ended October 31, 2023(10)
$23.22	$0.38	$(0.89)	$(0.51)	$—	$(0.47)	$(1.12)	$(1.59)	$21.12	(2.60)%	$161,781	0.51%	0.46%	1.75%	30%
For the Year Ended October 31, 2022
$25.84	$0.49	$(1.39)	$(0.90)	$—	$(0.47)	$(1.25)	$(1.72)	$23.22	(3.78)%	$12,495	0.55%	0.46%	2.07%	24%
For the Year Ended October 31, 2021
$18.31	$0.45	$7.62	$8.07	$—	$(0.54)	$—	$(0.54)	$25.84	44.84%	$12,182	0.56%	0.46%	1.92%	21%
Hartford Core Bond ETF
For the Year Ended July 31, 2026
$34.89	$1.48	$(0.54)	$0.94	$0.00 (11)	$(1.47)	$—	$(1.47)	$34.36	2.67%	$398,559	0.29%	0.29%	4.19%	72%(12)
For the Year Ended July 31, 2025
$35.13	$1.44	$(0.20)	$1.24	$0.00 (11)	$(1.48)	$—	$(1.48)	$34.89	3.59%	$336,717	0.29%	0.29%	4.12%	47%(12)
For the Year Ended July 31, 2024
$34.41	$1.36	$0.71	$2.07	$0.00 (11)	$(1.35)	$—	$(1.35)	$35.13	6.19%(13)	$268,772	0.29%	0.29%	3.98%	43%(12)
For the Year Ended July 31, 2023
$36.62	$1.03	$(2.25)	$(1.22)	$0.00 (11)	$(0.99)	$—	$(0.99)	$34.41	(3.29)%	$251,194	0.29%	0.29%	2.97%	60%(12)
For the Year Ended July 31, 2022
$41.48	$0.55	$(4.72)	$(4.17)	$0.01	$(0.56)	$(0.14)	$(0.70)	$36.62	(10.11)%	$247,163	0.29%	0.29%	1.42%	36%(12)
Hartford Dynamic Bond ETF
For the Period Ended July 31, 2026(14)
$40.00	$1.34	$(1.30)	$0.04	$0.00 (11)	$(1.31)	$—	$(1.31)	$38.73	0.09%(8)	$61,973	0.77%(9)	0.60%(9)	3.98%(9)	808%(15)
Hartford Large Cap Growth ETF
For the Year Ended July 31, 2026
$25.74	$(0.06)	$2.31	$2.25	$0.00 (11)	$—	$—	$—	$27.99	8.74%	$200,832	0.59%	0.59%	(0.22)%	94%
The accompanying notes are an integral part of these financial statements.

106

Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(5)
Hartford Large Cap Growth ETF – (continued)
For the Year Ended July 31, 2025
$20.47	$(0.04)	$5.31	$5.27	$0.00 (11)	$—	$—	$—	$25.74	25.75%	$160,205	0.59%	0.59%	(0.18)%	68%
For the Year Ended July 31, 2024
$16.04	$(0.03)	$4.46	$4.43	$0.00 (11)	$—	$—	$—	$20.47	27.62%(13)	$124,880	0.59%	0.59%	(0.20)%	97%
For the Year Ended July 31, 2023
$12.95	$(0.01)	$3.10	$3.09	$0.00 (11)	$—	$—	$—	$16.04	23.86%	$97,012	0.59%	0.59%	(0.07)%	103%
For the Period Ended July 31, 2022(16)
$20.00	$(0.04)	$(7.01)	$(7.05)	$0.00 (11)	$—	$—	$—	$12.95	(35.25)%(8)	$78,370	0.59%(9)	0.59%(9)	(0.38)%(9)	90%
Hartford Municipal Opportunities ETF
For the Year Ended July 31, 2026
$38.06	$1.37	$0.39	$1.76	$0.01	$(1.37)	$—	$(1.37)	$38.46	4.65%	$784,488	0.29%	0.29%	3.53%	36%
For the Year Ended July 31, 2025
$38.83	$1.31	$(0.78)	$0.53	$0.01	$(1.31)	$—	$(1.31)	$38.06	1.41%	$585,187	0.29%	0.29%	3.39%	43%
For the Year Ended July 31, 2024
$38.03	$1.25	$0.77	$2.02	$0.00 (11)	$(1.22)	$—	$(1.22)	$38.83	5.42%	$438,745	0.29%	0.29%	3.26%	38%
For the Year Ended July 31, 2023
$38.78	$1.05	$(0.81)	$0.24	$0.01	$(1.00)	$—	$(1.00)	$38.03	0.70%	$376,495	0.29%	0.29%	2.79%	16%
For the Year Ended July 31, 2022
$42.32	$0.69	$(3.56)	$(2.87)	$0.01	$(0.68)	$—	$(0.68)	$38.78	(6.80)%	$269,489	0.29%	0.29%	1.73%	37%
Hartford Schroders Tax-Aware Bond ETF
For the Year Ended July 31, 2026
$18.48	$0.72	$0.36	$1.08	$0.01	$(0.73)	$—	$(0.73)	$18.84	5.91%	$288,206	0.39%	0.39%	3.75%	59%
For the Year Ended July 31, 2025
$19.49	$0.72	$(1.01)	$(0.29)	$0.01	$(0.73)	$—	$(0.73)	$18.48	(1.52)%	$388,171	0.39%	0.39%	3.76%	66%
For the Year Ended July 31, 2024
$19.35	$0.72	$0.08	$0.80	$0.02	$(0.68)	$—	$(0.68)	$19.49	4.36%	$358,650	0.39%	0.39%	3.77%	60%
For the Year Ended July 31, 2023
$19.85	$0.60	$(0.55)	$0.05	$0.02	$(0.57)	$—	$(0.57)	$19.35	0.43%	$142,187	0.39%	0.39%	3.10%	135%
For the Year Ended July 31, 2022
$21.80	$0.31	$(1.74)	$(1.43)	$0.01	$(0.32)	$(0.21)	$(0.53)	$19.85	(6.58)%	$85,338	0.39%	0.39%	1.51%	116%
Hartford Strategic Income ETF
For the Year Ended July 31, 2026
$34.83	$2.00	$(0.24)	$1.76	$0.00 (11)	$(1.95)	$—	$(1.95)	$34.64	5.10%	$1,072,100	0.49%	0.49%	5.71%	211%(17)
For the Year Ended July 31, 2025
$34.40	$2.02	$0.62	$2.64	$0.02	$(2.23)	$—	$(2.23)	$34.83	7.98%	$165,448	0.50%	0.50%	5.86%	136%(17)
For the Year Ended July 31, 2024
$33.23	$1.92	$1.40	$3.32	$0.01	$(2.16)	$—	$(2.16)	$34.40	10.43%	$56,761	0.54%	0.54%	5.75%	56%(17)
For the Year Ended July 31, 2023
$33.69	$1.61	$(0.24)	$1.37	$0.00 (11)	$(1.83)	$—	$(1.83)	$33.23	4.28%	$53,172	0.54%	0.54%	4.89%	63%(17)
For the Period Ended July 31, 2022(18)
$40.00	$0.91	$(6.35)	$(5.44)	$0.09	$(0.96)	$—	$(0.96)	$33.69	(13.52)%(8)	$45,485	0.54%(9)	0.54%(9)	2.87%(9)	39%(17)
The accompanying notes are an integral part of these financial statements.

107

Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(5)
Hartford Total Return Bond ETF
For the Year Ended July 31, 2026
$33.64	$1.51	$(0.47)	$1.04	$0.00 (11)	$(1.57)	$—	$(1.57)	$33.11	3.07%	$2,208,622	0.29%	0.29%	4.45%	94%(19)
For the Year Ended July 31, 2025
$34.05	$1.53	$(0.42)	$1.11	$0.00 (11)	$(1.52)	$—	$(1.52)	$33.64	3.33%	$1,993,460	0.29%	0.29%	4.52%	61%(19)
For the Year Ended July 31, 2024
$33.28	$1.48	$0.72	$2.20	$0.01	$(1.44)	$—	$(1.44)	$34.05	6.86%	$1,685,251	0.29%	0.29%	4.46%	45%(19)
For the Year Ended July 31, 2023
$35.19	$1.25	$(2.01)	$(0.76)	$0.00 (11)	$(1.15)	$—	$(1.15)	$33.28	(2.12)%	$1,193,112	0.29%	0.29%	3.72%	69%(19)
For the Year Ended July 31, 2022
$41.16	$0.93	$(5.18)	$(4.25)	$0.01	$(1.02)	$(0.71)	$(1.73)	$35.19	(10.60)%	$969,596	0.29%	0.29%	2.46%	61%(19)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions, if any.
(6)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 47% for the year ended July 31, 2022.
(7)	Effective June 1, 2024, the Hartford Alpha Capture Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).
(8)	Not annualized.
(9)	Annualized.
(10)
As of October 13, 2023, the Hartford Alpha Capture Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the
"Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(11)	Amount is less than $0.01 per share.
(12)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 267%, 210%, 258%, 344% and 363% for the years ended July
31, 2026, July 31, 2025, July 31, 2024, July 31, 2023 and July 31, 2022 respectively.

(13)
The total returns have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the total return experienced by the shareholder and disclosed in the Shareholder Report.

(14)	Commenced operations on September 23, 2025.
(15)	Reflects the Fund's portfolio turnover for the period September 23, 2025 through July 31, 2026.
(16)	Commenced operations on November 9, 2021.
(17)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 469%, 201%, 162%, 173% and 143% for the years ended July
31, 2026, July 31, 2025,July 31, 2024, July 31, 2023 and July 31, 2022 respectively.

(18)	Commenced operations on September 21, 2021.
(19)
Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 449%, 329%, 359%, 436% and 450% for the years ended July
31, 2026, July 31, 2025, July 31, 2024, July 31, 2023 and July 31, 2022 respectively.

The accompanying notes are an integral part of these financial statements.

108

Hartford Active ETFs
 Notes to Financial Statements
 July 31, 2026

1.
Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of eleven operational series as of July 31, 2026. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Hartford Funds Exchange-Traded Trust:
Hartford AAA CLO ETF (the "AAA CLO ETF")
Hartford Alpha Capture Value ETF (the "Alpha Capture Value ETF") (formerly, Hartford Quality Value ETF)
Hartford Core Bond ETF (the "Core Bond ETF")
Hartford Dynamic Bond ETF (the "Dynamic Bond ETF")
Hartford Large Cap Growth ETF (the "Large Cap Growth ETF")
Hartford Municipal Opportunities ETF (the "Municipal Opportunities ETF")
Hartford Schroders Tax-Aware Bond ETF (the "Tax-Aware Bond ETF")
Hartford Strategic Income ETF (the "Strategic Income ETF")
Hartford Total Return Bond ETF (the "Total Return Bond ETF")
AAA CLO ETF commenced operations on May 30, 2018 and changed its name, investment objective and strategy as of February 12, 2024. Core Bond ETF commenced operations on February 19, 2020. Dynamic Bond ETF commenced operations on September 23, 2025. Large Cap Growth ETF commenced operations on November 9, 2021. Municipal Opportunities ETF commenced operations on December 13, 2017. Tax-Aware Bond ETF commenced operations on April 18, 2018. Strategic Income ETF commenced operations on September 21, 2021 and changed its name, investment objective and strategy as of September 30, 2024. Total Return Bond ETF commenced operations on September 27, 2017. Each Fund is an actively managed, exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of AAA CLO ETF, Alpha Capture Value ETF, Core Bond ETF, Large Cap Growth ETF and Strategic Income ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of Dynamic Bond ETF are listed and traded on The NASDAQ Stock Market LLC ("NASDAQ Stock Market"). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
Alpha Capture Value ETF acquired all the assets and liabilities of the Hartford Quality Value Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 13, 2023 (the “Reorganization”). Prior to October 13, 2023, the financial statements of the Alpha Capture Value ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 13, 2023, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Alpha Capture Value ETF.
Effective as of June 1, 2024, the Alpha Capture Value ETF fiscal year end changed from October 31 to July 31. Effective April 30, 2026, the Alpha Capture Value ETF changed its name, ticker symbol and portfolio manager and enhanced the Fund’s principal investment strategy.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each

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Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

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U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost. Income tax-related interest and penalties, if incurred, are recorded as income tax expense.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

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A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of AAA CLO ETF, Core Bond ETF, Dynamic Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Strategic Income ETF and Total Return Bond ETF is to pay dividends from net investment income, if any, monthly and realized gains, if any, at least once a year. The policy of Alpha Capture Value ETF and Large Cap Growth ETF is to pay dividends from net investment income, if any, annually, and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
g)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of July 31, 2026.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of July 31, 2026.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to

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the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of July 31, 2026.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of July 31, 2026.
e)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of July 31, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received

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by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year or period ended July 31, 2026, each of Core Bond ETF, Dynamic Bond ETF, Tax-Aware Bond ETF, Strategic Income ETF and Total Return Bond ETF had used futures contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended July 31, 2026, each of Strategic Income ETF and Total Return Bond ETF had used foreign currency contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended July 31, 2026, each of Core Bond ETF, Strategic Income ETF and Total Return Bond ETF had used options contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded

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 July 31, 2026

as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year or period ended July 31, 2026, each of Core Bond ETF, Dynamic Bond ETF, Strategic Income ETF and Total Return Bond ETF had used credit default swap contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

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If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the year ended July 31, 2026, each of Core Bond ETF, Strategic Income ETF and Total Return Bond ETF had used interest rate swap contracts.
e)
Additional Derivative Instrument Information:
Core Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$189,912	$—	$—	$—	$—	$189,912
Unrealized appreciation on swap contracts(2)	638,517	—	17,151	—	—	655,668
Total	$828,429	$—	$17,151	$—	$—	$845,580
Liabilities:
Unrealized depreciation on futures contracts(1)	$53,151	$—	$—	$—	$—	$53,151
Unrealized depreciation on swap contracts(2)	—	—	51,168	—	—	51,168
Total	$53,151	$—	$51,168	$—	$—	$104,319

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(168,903)	$—	$—	$—	$—	$(168,903)
Net realized gain (loss) on futures contracts	(604,158)	—	—	—	—	(604,158)
Net realized gain (loss) on swap contracts	179,314	—	(25,286)	—	—	154,028
Total	$(593,747)	$—	$(25,286)	$—	$—	$(619,033)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$107,430	$—	$—	$—	$—	$107,430
Net change in unrealized appreciation (depreciation) of swap contracts	225,089	—	(34,017)	—	—	191,072
Total	$332,519	$—	$(34,017)	$—	$—	$298,502
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$1,446,667
Futures Contracts Number of Long Contracts	157
Futures Contracts Number of Short Contracts	(156)
Swap Contracts at Notional Amount	$9,232,500

116

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Dynamic Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$—	$—	$40,059	$—	$—	$40,059
Total	$—	$—	$40,059	$—	$—	$40,059
Liabilities:
Unrealized depreciation on futures contracts(2)	$9,652	$—	$—	$—	$—	$9,652
Unrealized depreciation on swap contracts(1)	—	—	17,956	—	—	17,956
Total	$9,652	$—	$17,956	$—	$—	$27,608

(1)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

(2)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(27,304)	$—	$—	$—	$—	$(27,304)
Net realized gain (loss) on swap contracts	—	—	105,709	—	—	105,709
Total	$(27,304)	$—	$105,709	$—	$—	$78,405
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(9,652)	$—	$—	$—	$—	$(9,652)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	22,103	—	—	22,103
Total	$(9,652)	$—	$22,103	$—	$—	$12,451
For the period ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	5
Futures Contracts Number of Short Contracts	(2)
Swap Contracts at Notional Amount	$2,534,746
Tax-Aware Bond ETF
The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(329,101)	$—	$—	$—	$—	$(329,101)
Total	$(329,101)	$—	$—	$—	$—	$(329,101)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$127,731	$—	$—	$—	$—	$127,731
Total	$127,731	$—	$—	$—	$—	$127,731

117

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Tax-Aware Bond ETF – (continued)
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(10)
Strategic Income ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$45,411	$—	$—	$—	$45,411
Unrealized appreciation on futures contracts(1)	751,690	—	—	—	—	751,690
Unrealized appreciation on foreign currency contracts	—	495,460	—	—	—	495,460
Unrealized appreciation on swap contracts(2)	855,099	—	13,987	—	—	869,086
Total	$1,606,789	$540,871	$13,987	$—	$—	$2,161,647
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,953,297	$—	$—	$—	$—	$2,953,297
Unrealized depreciation on foreign currency contracts	—	1,133,428	—	—	—	1,133,428
Written options, market value	—	84,775	—	—	—	84,775
Unrealized depreciation on swap contracts(2)	55,160	—	14,266	—	—	69,426
Total	$3,008,457	$1,218,203	$14,266	$—	$—	$4,240,926

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$5,360	$—	$—	$—	$5,360
Net realized gain (loss) on futures contracts	(4,651,747)	—	—	—	—	(4,651,747)
Net realized gain (loss) on written options contracts	1,292,526	(2,325)	—	—	—	1,290,201
Net realized gain (loss) on swap contracts	83,607	—	(893,523)	—	—	(809,916)
Net realized gain (loss) on foreign currency contracts	—	1,829,141	—	—	—	1,829,141
Total	$(3,275,614)	$1,832,176	$(893,523)	$—	$—	$(2,336,961)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$(34,951)	$—	$—	$—	$(34,951)
Net change in unrealized appreciation (depreciation) of futures contracts	(2,413,152)	—	—	—	—	(2,413,152)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(7,802)	—	—	—	(7,802)
Net change in unrealized appreciation (depreciation) of swap contracts	612,581	—	(413,471)	—	—	199,110
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,098,255)	—	—	—	(1,098,255)
Total	$(1,800,571)	$(1,141,008)	$(413,471)	$—	$—	$(3,355,050)

118

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Strategic Income ETF – (continued)
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,074,500
Futures Contracts Number of Long Contracts	1,542
Futures Contracts Number of Short Contracts	(545)
Written Options at Notional Amount	$(11,531,083)
Swap Contracts at Notional Amount	$1,622,451,985
Foreign Currency Contracts Purchased at Contract Amount	$26,822,453
Foreign Currency Contracts Sold at Contract Amount	$74,298,929
Total Return Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$157,252	$—	$—	$—	$—	$157,252
Unrealized appreciation on foreign currency contracts	—	349,704	—	—	—	349,704
Unrealized appreciation on swap contracts(2)	5,305,187	—	457,988	—	—	5,763,175
Total	$5,462,439	$349,704	$457,988	$—	$—	$6,270,131
Liabilities:
Unrealized depreciation on futures contracts(1)	$1,576,808	$—	$—	$—	$—	$1,576,808
Unrealized depreciation on foreign currency contracts	—	1,092,338	—	—	—	1,092,338
Unrealized depreciation on swap contracts(2)	—	—	345,350	—	—	345,350
Total	$1,576,808	$1,092,338	$345,350	$—	$—	$3,014,496

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(1,278,561)	$—	$—	$—	$—	$(1,278,561)
Net realized gain (loss) on futures contracts	(4,835,961)	—	—	—	—	(4,835,961)
Net realized gain (loss) on swap contracts	2,834,664	—	(890,532)	—	—	1,944,132
Net realized gain (loss) on foreign currency contracts	—	2,620,298	—	—	—	2,620,298
Total	$(3,279,858)	$2,620,298	$(890,532)	$—	$—	$(1,550,092)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$6,066	$—	$—	$—	$—	$6,066
Net change in unrealized appreciation (depreciation) of futures contracts	(1,515,625)	—	—	—	—	(1,515,625)
Net change in unrealized appreciation (depreciation) of swap contracts	2,432,723	—	112,638	—	—	2,545,361
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(742,975)	—	—	—	(742,975)
Total	$923,164	$(742,975)	$112,638	$—	$—	$292,827

119

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Total Return Bond ETF – (continued)
For the year ended July 31, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$13,448,750
Futures Contracts Number of Long Contracts	2,558
Futures Contracts Number of Short Contracts	(1,314)
Swap Contracts at Notional Amount	$110,247,707
Foreign Currency Contracts Purchased at Contract Amount	$17,050,272
Foreign Currency Contracts Sold at Contract Amount	$69,640,415
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of July 31, 2026:
Core Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$189,912	$(53,151)
Swap contracts	655,668	(51,168)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	845,580	(104,319)
Derivatives not subject to a MNA	(845,580)	104,319
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Dynamic Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(9,652)
Swap contracts	40,059	(17,956)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	40,059	(27,608)
Derivatives not subject to a MNA	(39,018)	27,608
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,041	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$1,041	$—	$—	$—	$1,041
Total	$1,041	$—	$—	$—	$1,041

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

120

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Strategic Income ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$495,460	$(1,133,428)
Futures contracts	751,690	(2,953,297)
Purchased options	45,411	—
Swap contracts	869,086	(69,426)
Written options	—	(84,775)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,161,647	(4,240,926)
Derivatives not subject to a MNA	(1,268,795)	3,010,659
Total gross amount of assets and liabilities subject to MNA or similar agreements	$892,852	$(1,230,267)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$68,134	$(68,134)	$—	$—	$—
Bank of Montreal	2,347	—	—	—	2,347
Barclays	52,218	(52,218)	—	—	—
BNP Paribas Securities Services	46,508	(43,336)	—	—	3,172
Citibank NA	107,112	(63,785)	—	—	43,327
Deutsche Bank Securities, Inc.	53,228	(53,228)	—	—	—
Goldman Sachs & Co.	42,455	(42,455)	—	—	—
JP Morgan Chase & Co.	47,057	(47,057)	—	—	—
Morgan Stanley	439,032	(16,623)	(80,577)	(341,832)	—
NatWest Markets Plc	2,558	—	—	—	2,558
RBC Dominion Securities, Inc.	2,559	—	—	—	2,559
Societe Generale Group	436	(396)	—	—	40
Standard Chartered Bank	5,915	(3,609)	—	—	2,306
State Street Global Markets LLC	16,034	(15,754)	—	—	280
UBS AG	5,131	(5,131)	—	—	—
Wells Fargo Bank NA	2,128	—	—	—	2,128
Total	$892,852	$(411,726)	$(80,577)	$(341,832)	$58,717

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(2,362)	$—	$—	$—	$(2,362)
Bank of America Securities LLC	(127,295)	68,134	59,161	—	—
Barclays	(83,754)	52,218	—	—	(31,536)
BNP Paribas Securities Services	(43,336)	43,336	—	—	—
Citibank NA	(63,785)	63,785	—	—	—
Commonwealth Bank of Australia	(7,146)	—	—	—	(7,146)
Deutsche Bank Securities, Inc.	(410,533)	53,228	—	—	(357,305)
Goldman Sachs & Co.	(154,579)	42,455	13,595	—	(98,529)
Hongkong and Shanghai Banking Corporation	(44,323)	—	—	—	(44,323)
JP Morgan Chase & Co.	(218,728)	47,057	—	—	(171,671)
Morgan Stanley	(16,623)	16,623	—	—	—
Societe Generale Group	(396)	396	—	—	—
Standard Chartered Bank	(3,609)	3,609	—	—	—
State Street Global Markets LLC	(15,754)	15,754	—	—	—
Toronto-Dominion Bank	(9,404)	—	—	—	(9,404)
UBS AG	(28,640)	5,131	—	—	(23,509)
Total	$(1,230,267)	$411,726	$72,756	$—	$(745,785)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

121

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Total Return Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$349,704	$(1,092,338)
Futures contracts	157,252	(1,576,808)
Swap contracts	5,763,175	(345,350)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,270,131	(3,014,496)
Derivatives not subject to a MNA	(5,920,427)	1,922,158
Total gross amount of assets and liabilities subject to MNA or similar agreements	$349,704	$(1,092,338)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$420	$(420)	$—	$—	$—
Deutsche Bank Securities, Inc.	339,733	(339,733)	—	—	—
Morgan Stanley	9,551	(926)	(8,625)	—	—
Total	$349,704	$(341,079)	$(8,625)	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(1,900)	$—	$—	$—	$(1,900)
Barclays	(61,020)	420	—	—	(60,600)
BNP Paribas Securities Services	(1,441)	—	—	—	(1,441)
Deutsche Bank Securities, Inc.	(1,026,870)	339,733	—	—	(687,137)
Morgan Stanley	(926)	926	—	—	—
UBS AG	(181)	—	—	—	(181)
Total	$(1,092,338)	$341,079	$—	$—	$(751,259)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

122

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of July 31, 2026, the Funds have not incurred foreign income tax payments that met the disclosure threshold.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, straddle deferrals, redemptions in-kind, derivatives, reclassification of dividend income, debt modification, late-year ordinary loss deferral, mark-to-market on derivatives and currencies for 988-7 election. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

123

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 Notes to Financial Statements – (continued)
 July 31, 2026

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the year or period  ended July 31, 2026 and the year ended July 31, 2025 are as follows (as adjusted for dividends payable, if applicable):
	For the Year or Period Ended July 31, 2026		For the Year Ended July 31, 2025
Fund	Tax Exempt Income	Ordinary Income	Tax Exempt Income	Ordinary Income	Long-Term Capital Gains(1)
AAA CLO ETF	$—	$5,362,574	$—	$5,825,455	$—
Alpha Capture Value ETF	—	3,675,004	—	3,731,973	2,833,296
Core Bond ETF	—	14,934,853	—	12,483,704	—
Dynamic Bond ETF(2)	—	1,661,124	—	—	—
Large Cap Growth ETF	—	—	—	—	—
Municipal Opportunities ETF	22,530,098	1,578,333	16,182,939	1,323,988	—
Tax-Aware Bond ETF	10,459,653	1,719,160	13,716,390	2,273,563	—
Strategic Income ETF	—	31,149,929	—	6,033,274	—
Total Return Bond ETF	—	100,249,658	—	87,837,699	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
(2)	Distributions for the period September 23, 2025 (commencement of operations) through July 31, 2026.
As of July 31, 2026, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Tax Exempt Income	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Other Temporary Differences*	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
AAA CLO ETF	$—	$438,106	$(1,988,522)	$(431,672)	$(66,024)	$(2,048,112)
Alpha Capture Value ETF	—	2,729,598	(8,872)	—	13,868,367	16,589,093
Core Bond ETF	—	1,653,893	(29,452,079)	(1,624,052)	(19,207,767)	(48,630,005)
Dynamic Bond ETF	—	284,875	(788,516)	(218,483)	(917,229)	(1,639,353)
Large Cap Growth ETF	—	—	(22,887,933)	—	38,912,922	16,024,989
Municipal Opportunities ETF	2,460,486	—	(9,269,331)	(2,331,047)	(8,137,950)	(17,277,842)
Tax-Aware Bond ETF	931,293	—	(14,213,276)	(923,447)	(5,267,873)	(19,473,303)
Strategic Income ETF	—	5,735,790	(13,957,744)	(5,735,445)	(11,639,289)	(25,596,688)
Total Return Bond ETF	—	9,393,258	(126,867,366)	(11,034,798)	(84,249,318)	(212,758,224)

*	The temporary differences noted above are comprised of distributions payable, straddle related deferrals, and ordinary income late year loss deferrals.
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as net operating loss, redemption in-kind, subsequent adjustments to wash sales, and reclassification of dividend income. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended July 31, 2026, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Alpha Capture Value ETF	$53,658,154	$(53,658,154)
Core Bond ETF	139,983	(139,983)
Large Cap Growth ETF	25,182,448	(25,182,448)
Total Return Bond ETF	(464,378)	464,378
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

124

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

At July 31, 2026 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
AAA CLO ETF	$23,986	$1,964,536
Alpha Capture Value ETF	—	8,872
Core Bond ETF	15,111,879	14,340,200
Dynamic Bond ETF	500,006	288,510
Large Cap Growth ETF	22,373,306	211,104
Municipal Opportunities ETF	3,178,394	6,090,937
Tax-Aware Bond ETF	5,421,530	8,791,746
Strategic Income ETF*	3,352,948	10,604,796
Total Return Bond ETF	51,377,687	75,489,679

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended July 31, 2026, Large Cap Growth ETF deferred $303,523 of Late-Year Ordinary Loss.
During the year ended July 31, 2025, AAA CLO ETF utilized $12,521, Alpha Capture Value ETF utilized $3,008,001, Core Bond ETF utilized $133,322 and Municipal Opportunities ETF utilized $1,293,180 of prior year capital loss carryforwards.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at July 31, 2026 is different from book purposes primarily due to wash sale loss deferrals. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals, and mark-to-market adjustments on swaps, forwards, futures and options. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAA CLO ETF	$108,096,746	$82,563	$(148,587)	$(66,024)
Alpha Capture Value ETF	166,195,902	15,705,170	(1,836,803)	13,868,367
Core Bond ETF	484,033,797	1,137,499	(20,345,272)	(19,207,773)
Dynamic Bond ETF	63,124,894	10,419	(927,647)	(917,228)
Large Cap Growth ETF	160,566,598	47,345,999	(8,433,077)	38,912,922
Municipal Opportunities ETF	771,197,620	4,101,414	(12,239,364)	(8,137,950)
Tax-Aware Bond ETF	290,402,321	654,579	(5,922,452)	(5,267,873)
Strategic Income ETF	1,229,295,180	7,671,408	(19,314,995)	(11,643,587)
Total Return Bond ETF	2,687,073,603	12,359,953	(96,598,239)	(84,238,286)
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of July 31, 2026, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period ended July 31, 2026, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Trust, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of AAA CLO ETF, Alpha Capture Value ETF, Core Bond ETF, Dynamic Bond ETF, Large Cap Growth ETF, Municipal Opportunities ETF, Strategic Income ETF and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement with respect to Tax-Aware Bond ETF. SIMNA has contracted with Schroder Investment Management North America Limited ("SIMNA Ltd.") under sub-sub-advisory agreement with respect to Tax-Aware Bond ETF. SIMNA performs the daily investment of the assets for the Tax-Aware Bond ETF and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Tax-Aware

125

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

Bond ETF. HFMC (not the Funds) pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
Under the Investment Management Agreement applicable to each Fund except Dynamic Bond ETF, the Investment Manager agrees to pay all expenses of each such Fund, except (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment or assumption by the Investment Manager of any expense of a Fund that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of a Fund on any subsequent occasion. Under its Investment Management Agreement with HFMC, Dynamic Bond ETF pays the expenses of that Fund.
The table below reflects the rates of compensation paid to HFMC for investment management services rendered as of July 31, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
AAA CLO ETF	0.2400%
Alpha Capture Value ETF	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion
Core Bond ETF	0.2900%
Dynamic Bond ETF(1)	0.5500% on first $1 billion and;
0.5400% over $1 billion
Large Cap Growth ETF	0.5900%
Municipal Opportunities ETF	0.2900%
Tax-Aware Bond ETF	0.3900%
Strategic Income ETF	0.4900%
Total Return Bond ETF	0.2900%

(1)
HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses to 0.60%. This contractual arrangement will remain in effect until November 30, 2026 unless the Board approves its earlier termination.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of each Fund, and HFMC. For each Fund, except for Dynamic Bond ETF, HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting and administrative services functions to State Street. For each Fund, except Dynamic Bond ETF, the cost and expenses of such delegation are born by HFMC. Dynamic Bond ETF pays HFMC a fee which is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Dynamic Bond ETF; (ii) the fee payable for tax preparation services for the Dynamic Bond ETF; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Dynamic Bond ETF; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Dynamic Bond ETF’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Fees Paid Indirectly – The Trust has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc, to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the year ended July 31, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the year ended July 31, 2026, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.

126

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

d)
Distribution Plans – Each Fund, except Alpha Capture Value ETF, has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the year ended July 31, 2026, the Funds did not pay any Rule 12b-1 fees.
e)
Remuneration Paid to Trustees and Officers – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended July 31, 2026, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any Trustee and CCO compensation on behalf of each Fund, except for Dynamic Bond ETF. The remuneration paid to trustees by Dynamic Bond ETF for the period ended July 31, 2026 is disclosed in the Statement of Operations under the caption "Board of Trustees' fees."
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of July 31, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
AAA CLO ETF	$—	$—	$—
Alpha Capture Value ETF	825,373	843,300	—
Core Bond ETF	459,908	475,160	—
Dynamic Bond ETF	699,275	604,118	117,585 (2)
Large Cap Growth ETF	992,778	1,011,037	3,544 (2)
Municipal Opportunities ETF	—	—	—
Tax-Aware Bond ETF	—	—	—
Strategic Income ETF	13,712,017	11,887,990	2,389,519 (2)
Total Return Bond ETF	6,275,662	4,694,672	1,786,594 (2)

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.

127

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

9.
Custodian and Transfer Agent:
State Street serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Funds, except Dynamic Bond ETF, compensates State Street pursuant to the Funds' unitary management fee structure.
10.
Affiliate Holdings:
As of July 31, 2026, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Dynamic Bond ETF	61%
Large Cap Growth ETF	4%
As of July 31, 2026, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Core Bond ETF	49%
Large Cap Growth ETF	47%
Strategic Income ETF	5%
Total Return Bond ETF	21%
11.
Beneficial Fund Ownership:
As of July 31, 2026, to the knowledge of a Fund, the below entity beneficially held more than 25% of the shares outstanding of the following Fund:
Fund	Shareholder	Percentage of Ownership
Dynamic Bond ETF	Hartford Funds Management Company, LLC	61%
12.
Investment Transactions:
For the year ended July 31, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
AAA CLO ETF	$54,290,271	$54,814,190	$—	$—	$54,290,271	$54,814,190
Alpha Capture Value ETF	212,059,806	207,574,126	—	—	212,059,806	207,574,126
Core Bond ETF	129,429,260	146,146,514	134,715,186	104,145,037	264,144,446	250,291,551
Dynamic Bond ETF	106,605,326	83,409,297	298,829,364	287,303,652	405,434,690	370,712,949
Large Cap Growth ETF	169,291,529	169,306,231	—	—	169,291,529	169,306,231
Municipal Opportunities ETF	416,177,300	234,824,037	16,850,816	44,502	433,028,116	234,868,539
Tax-Aware Bond ETF	64,393,946	188,523,616	108,222,400	103,699,245	172,616,346	292,222,861
Strategic Income ETF	826,358,921	377,349,735	282,716,392	777,755,120	1,109,075,313	1,155,104,855
Total Return Bond ETF	1,099,079,393	1,033,613,087	908,070,382	964,332,749	2,007,149,775	1,997,945,836

128

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

For the year ended July 31, 2026, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Alpha Capture Value ETF	$134,627,764	$174,730,772	$54,003,452
Core Bond ETF	73,883,756	11,586,052	142,412
Dynamic Bond ETF	17,241,188	—	—
Large Cap Growth ETF	85,581,656	60,318,389	25,737,218
Strategic Income ETF	899,058,801	—	—
Total Return Bond ETF	664,661,563	414,112,228	(439,949)

13.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Municipal Opportunities ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of AAA CLO ETF, Alpha Capture Value ETF, Core Bond ETF, Large Cap Growth ETF and Strategic Income ETF are listed and traded throughout the day on Cboe BZX. Shares of Dynamic Bond ETF are listed and traded on NASDAQ Stock Market. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the year or period ended July 31, 2026 and the year ended July 31, 2025:
	For the Year or Period Ended July 31, 2026		For the Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
AAA CLO ETF
Shares Sold	550,000	$21,430,241	800,000	$31,200,990
Shares Redeemed	(500,000)	(19,464,936)	(150,000)	(5,834,990)
Other Capital	—	25,807	—	22,123
Total Net Increase (Decrease)	50,000	1,991,112	650,000	25,388,123

Alpha Capture Value ETF
Shares Sold	5,025,000	$140,344,541	2,350,000	$58,650,579
Shares Redeemed	(6,275,001)	(176,715,150)	(2,450,000)	(61,484,904)
Total Net Increase (Decrease)	(1,250,001)	(36,370,609)	(100,000)	(2,834,325)

129

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

	For the Year or Period Ended July 31, 2026		For the Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Core Bond ETF
Shares Sold	2,300,000	$80,854,481	2,550,000	$89,084,286
Shares Redeemed	(350,000)	(12,420,169)	(550,000)	(19,204,439)
Other Capital	—	6,508	—	38,346
Total Net Increase (Decrease)	1,950,000	68,440,820	2,000,000	69,918,193

Dynamic Bond ETF(1)
Shares Sold	1,600,001	$63,609,832
Shares Redeemed	(1)	(40)
Other Capital	—	2,503
Total Net Increase (Decrease)	1,600,000	63,612,295

Large Cap Growth ETF
Shares Sold	3,275,000	$90,967,839	2,775,000	$62,937,233
Shares Redeemed	(2,325,000)	(64,379,512)	(2,650,000)	(61,987,709)
Other Capital	—	433	—	338
Total Net Increase (Decrease)	950,000	26,588,760	125,000	949,862

Municipal Opportunities ETF
Shares Sold	5,800,000	$226,508,834	4,400,000	$169,331,279
Shares Redeemed	(775,000)	(29,862,963)	(325,000)	(12,558,984)
Other Capital	—	153,823	—	119,686
Total Net Increase (Decrease)	5,025,000	196,799,694	4,075,000	156,891,981

Tax-Aware Bond ETF
Shares Sold	700,000	$13,385,518	7,000,000	$136,109,047
Shares Redeemed	(6,400,000)	(122,432,662)	(4,400,000)	(82,687,630)
Other Capital	—	159,584	—	205,608
Total Net Increase (Decrease)	(5,700,000)	(108,887,560)	2,600,000	53,627,025

Strategic Income ETF
Shares Sold	26,200,000	$926,301,106	3,200,000	$111,059,369
Shares Redeemed	—	—	(100,000)	(3,368,622)
Other Capital	—	35,205	—	47,845
Total Net Increase (Decrease)	26,200,000	926,336,311	3,100,000	107,738,592

Total Return Bond ETF
Shares Sold	19,900,000	$679,718,517	15,500,000	$526,419,944
Shares Redeemed	(12,450,000)	(424,729,318)	(5,750,000)	(193,721,995)
Other Capital	—	20,876	—	189,807
Total Net Increase (Decrease)	7,450,000	255,010,075	9,750,000	332,887,756

(1)	Commenced operations on September 23, 2025.
14.
Line of Credit:
The AAA CLO ETF, Core Bond ETF, Dynamic Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Strategic Income ETF, and Total Return Bond ETF participate in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. Each such Fund may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by these Funds, if any, in connection with the credit facility during the period would be paid by the Investment Manager, except for Dynamic Bond ETF which will be paid by the Fund. During and as of the year or period  ended July 31, 2026, none of these Funds had borrowings under this facility.

130

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2026

15.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Proposed Acquisition:
On June 3, 2026, The Hartford and Wellington Management announced that they had reached a definitive agreement under which Wellington Management will acquire Hartford Funds Management Group, Inc. (“HFMG”) and certain affiliates (including HFMC) (the “Transaction”). The Transaction has been approved by both The Hartford and Wellington Management and, subject to customary closing conditions, is expected to close in December 2026 or in the first quarter of 2027. Following the closing of the Transaction, HFMC or its affiliate will continue to serve as the investment manager to each Fund contingent upon the approval of each Fund’s shareholders. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.
17.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

131

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Hartford Funds Exchange-Traded Trust and Shareholders of Hartford AAA CLO ETF, Hartford Alpha Capture Value ETF, Hartford Core Bond ETF, Hartford Dynamic Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Schroders Tax-Aware Bond ETF, Hartford Strategic Income ETF, and Hartford Total Return Bond ETF

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the Funds listed in the table below (nine of the Funds constituting Hartford Funds Exchange-Traded Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the Funds listed in the table below (nine of the Funds constituting Hartford Funds Exchange-Traded Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Hartford AAA CLO ETF(1)
Hartford Alpha Capture Value ETF(1)
Hartford Core Bond ETF(1)
Hartford Dynamic Bond ETF(2)
Hartford Large Cap Growth ETF(1)
Hartford Municipal Opportunities ETF(1)
Hartford Schroders Tax-Aware Bond ETF(1)
Hartford Strategic Income ETF(1)
Hartford Total Return Bond ETF(1)

(1)	Statement of operations for the year ended July 31, 2026 and the statement of changes in net assets for the years ended July 31, 2026 and 2025
(2)	Statement of operations and the statement of changes in net assets for the period September 23, 2025 (commencement of operations) through July 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, issuers, agent banks and brokers; when replies were not received from issuers, agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

132

Hartford Active ETFs
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

133

Hartford Active ETFs
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

134

Hartford Active ETFs
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

Under each Fund's, except for Dynamic Bond ETF, unitary management fee arrangements, remuneration for independent trustees and officers is paid by Hartford Funds Exchange-Traded Trust out of the management fee.
The aggregate remuneration paid by the Dynamic Bond ETF during the period September 23, 2025 through July 31, 2026:
(1) All trustees and all members of any advisory board for regular compensation: $630.
(2) Each trustee and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of the Trust paid any remuneration to its officers. The aggregate remuneration paid to the CCO by all of the series of the Trust is as follows: $157.
(4) Each person of whom any officer or trustee of the Fund is an affiliated person: Not applicable.

135

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period February 1, 2026 through July 31, 2026.

136

Hartford Active ETFs
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the
Bloomberg Municipal Bond Index. It is a rules-based market
value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

JP Morgan CLOIE AAA Index (reflects no deduction for fees, expenses or taxes) is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
Russell 1000 Growth Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
is designed to measure the performance of the 1,000 largest
companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalizations.

Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY
OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

137

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the Active ETFs. Hartford AAA CLO ETF, Hartford Alpha Capture Value ETF, Hartford Core Bond ETF, Hartford Dynamic Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Strategic Income ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Tax-Aware Bond ETF is sub-advised by Schroder Investment Management North America Inc. (“SIMNA”) and sub-sub-advised by Schroder Investment Management North America Ltd. (“SIMNA Ltd”, together with SIMNA, “Schroders”). HFMC, Wellington, SIMNA, and SIMNA Ltd. are all SEC registered investment advisers. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.
ETFAR-A26 09/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Not applicable.

(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: October 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 1, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: October 1, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)